As filed with the Securities and Exchange Commission on April 25, 2019
Commission File Nos. 333-175720
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 17	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 503	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

PERSPECTIVE ADVISORS IISM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

Effective October 15, 2012, this Perspective Advisors II Flexible Premium Variable and Fixed Deferred Annuity (Contracts offered for sale on and after December 12, 2011) is no longer available for purchase. The date of this prospectus is April 29, 2019. This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the Statement of Additional Information (“SAI”) dated April 29, 2019 that is available upon request without charge. To obtain a copy, contact us at our:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 135. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation variable and fixed investment options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds® Balanced Fund
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds® Capital Income Builder Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund **
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Crescent High Income Fund
JNL/First State Global Infrastructure Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco China-India Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Hedged Equity Fund
JNL/JPMorgan MidCap Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund *
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P International 5 Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Telecommunications Sector Fund

Jackson Variable Series Trust

JNL/American Funds® Global Growth Fund
JNL/American Funds® Growth Fund

JNL Conservative Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine® Total Return Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Epoch Global Shareholder Yield Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Lazard International Strategic Equity Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PIMCO Investment Grade Corporate Bond Fund
JNL/PPM America Long Short Credit Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/WCM Focused International Equity Fund

The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:

• Mailing in the postage-paid card on the cover of this report;
• Calling 1-866-349-4564; or
• Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately.

* Effective August 13, 2018, the Investment Divisions of the Separate Account investing in the JNL/PPM America Small Cap Value Fund stopped accepting any additional allocations or transfers. Please see “Investment Divisions” on page 15 for more information.

**Effective June 24, 2019, the Investment Division of the Separate Account investing in the JNL/Vanguard Small Company Growth Fund will stop accepting any additional allocations or transfers. If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, or Rebalancing, and it includes an allocation to the JNL/Vanguard Small Company Growth Investment Division, you can continue to invest in this Investment Division based on your existing election until you revise or terminate the automatic program.

If you make a subsequent Premium payment and have future allocation instructions on file with us that include an allocation to the JNL/Vanguard Small Company Growth Investment Division, you must choose a replacement Investment Division by June 21, 2019. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Government Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available Investment Division.

Amounts invested in the JNL/Vanguard Small Company Growth Investment Division as of June 24, 2019 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of this Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/Vanguard Small Company Growth Investment Division on or after June 24, 2019, you will not be able to transfer back in.

For additional information, please see the April 29, 2019 JNL ® Series Trust prospectus.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	3
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	5
Total Annual Fund Operating Expenses	7
EXAMPLE	12
CONDENSED FINANCIAL INFORMATION	13
THE ANNUITY CONTRACT	13
JACKSON OF NY	14
THE FIXED ACCOUNT	14
THE SEPARATE ACCOUNT	14
INVESTMENT DIVISIONS	15
JNL Series Trust	16
JNL Variable Fund LLC	32
Jackson Variable Series Trust	34
Voting Privileges	37
Substitution	37
CONTRACT CHARGES	37
Mortality and Expense Risk Charges	37
Annual Contract Maintenance Charge	38
Administration Charge	38
Transfer Charge	38
Contract Enhancement Charge	38
Contract Enhancement Recapture Charge	38
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	39
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	40
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	40
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	41
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	42
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	43
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge	45
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	46
Optional Death Benefit – Highest Anniversary Value Death Benefit Charge	47
Optional Death Benefit – LifeGuard Freedom Flex DB NY Charge	47
Other Expenses	47
Premium Taxes	47
Income Taxes	47
DISTRIBUTION OF CONTRACTS	47
PURCHASES	49
Minimum Initial Premium	49

Minimum Additional Premiums	49
Maximum Premiums	50
Allocations of Premium	50
Optional Contract Enhancement	50
Accumulation Units	51
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	51
Restrictions on Transfers: Market Timing	52
TELEPHONE AND INTERNET TRANSACTIONS	53
The Basics	53
What You Can Do and How	53
What You Can Do and When	53
How to Cancel a Transaction	53
Our Procedures	53
ACCESS TO YOUR MONEY	53
Guaranteed Minimum Withdrawal Benefit Considerations	54
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	55
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	56
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	62
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	65
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	68
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	80
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, and Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	93
LifeGuard Freedom Flex GMWB	95
LifeGuard Freedom Flex with Joint Option GMWB	106
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	118
Systematic Withdrawal Program	123
Suspension of Withdrawals or Transfers	124
INCOME PAYMENTS (THE INCOME PHASE)	124
Variable Income Payments	124
Income Options	125
DEATH BENEFIT	125
Basic Death Benefit	126
Optional Death Benefits	126
Highest Anniversary Value Death Benefit	126
LifeGuard Freedom Flex DB NY	127
Payout Options	129
Pre-Selected Payout Options	129
Special Spousal Continuation Option	129
Death of Owner On or After the Income Date	130
Death of Annuitant	130
TAXES	130
Contract Owner Taxation	130
Tax-Qualified and Non-Qualified Contracts	130
Non-Qualified Contracts – General Taxation	130

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2020 and a Premium payment is received on February 28, 2020 then, although the first Contract Anniversary is January 15, 2021, Completed Year 0-1 for that Premium payment would begin on February 28, 2020 and end on February 27, 2021. Completed Year 1-2 for that Premium payment would begin on February 28, 2021 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first five Contract Years during which we receive a Premium payment. The Contract Enhancement endorsement available is the 2% Contract Enhancement endorsement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of your allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2020 then the end of Contract Year 0-1 would be January 14, 2021, and January 15, 2021, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Premium you allocate is guaranteed to earn a stated rate of return over the specified period.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments that is at least 13 months from the Issue Date.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

1

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize “we,” “our,” or “us” in the prospectus.).

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals of Premium.

Required Minimum Distributions (RMDs) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract. Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

2

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available a Fixed Account and Investment Divisions for allocation of your Premium payments and Contract Value. Allocations to the Fixed Account may remain for six months, and we require equal monthly transfers to the Investment Divisions during the time. For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 14. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 15.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 130.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations. For more information, please see “FREE LOOK” beginning on page 134.

Purchases	There are minimum and maximum Premium requirements. For more information, please see “PURCHASES” beginning on page 49.

Optional Endorsements
Not all optional endorsements are available through all broker-dealers. The availability of optional endorsements may reflect Jackson of NY’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, sometimes subject to a charge, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 53.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 124.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. Optional death benefits are also available. For more information, please see “DEATH BENEFIT” beginning on page 125.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

3

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Sales Load	None

Maximum Contract Enhancement Recapture Charge [1]
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	2%

Maximum Premium Taxes [2]
Percentage of each Premium	2%

Transfer Charge [3]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]	For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 38.

[2]	Currently, Premium taxes do not apply.

[3]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing and automatic transfers from the Fixed Account.

[4]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

4

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [5]	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	1.65%

Administration Charge	0.15%

Total Separate Account Annual Expenses for Base Contract	1.80%

Optional Endorsements - A variety of optional endorsements to the Contract are available.[6]  The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charge is based on average daily Contract Value in the Investment Divisions and is deducted daily as part of the calculation of the value of the Accumulation Units:

2% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [7]	0.395%

The following optional death benefit endorsement charges are based on either average daily Contract Value in the Investment Divisions (deducted daily as part of the calculation of the value of the Accumulation Units) or on a benefit base and are indicated as such. Please see the footnotes for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below:

Average Daily Contract Value in the Investment Divisions Based Charges

Highest Anniversary Value Death Benefit Maximum Annual Charge [8]	0.40%
Benefit Based Charges

LifeGuard Freedom Flex DB NY Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) (not currently offered as of April 28, 2014) [9]	0.42%

The following optional endorsement charges are benefit based. Please see the footnotes for additional information on the various optional endorsement charges. You may select one of the available benefits listed below[6]:

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard Max®”) (no longer offered as of April 29, 2013) [10]	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”) [11]	1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) (no longer offered as of April 29, 2013) [12]	2.04%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net®”) [13]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net® With Joint Option”) [14]	3.00%

5

Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® GMWB”) [15]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® With Joint Option GMWB”) [16]	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”) [17]	2.22%

[5]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[6]	Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.

[7]
This charge lasts for the first five Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 38.

[8]	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

[9]	The current and maximum annual charge is 0.42% of the GMWB Death Benefit (0.035% each Contract Month).

For more information about the charge for the LifeGuard Freedom Flex DB NY, please see Optional Death Benefit – LifeGuard Freedom Flex DB NY Charge” under “Contract Charges”, beginning on page 47. For more information about how the LifeGuard Freedom Flex DB NY works, please see “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 127.

[10]
The current annual charge is 0.60% (0.05% monthly) of the GWB, subject to a maximum annual charge of 1.20%. For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step Up” beginning on page 39. For more information about how the endorsement works, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 56.

[11]	1.74% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

5% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
	1.74%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 40. For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 62.

[12]	2.04% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

6% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
	2.04%	1.02%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 40. For more information about how the endorsement works, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 65.

[13]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the Income Stream Level 5 GAWA% Table under LifeGuard Freedom 6 Net), which charge is payable monthly. For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” beginning on page 41. For more information about how

6

the endorsement works, including how the GWB is calculated, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 68.

[14]
3.00% of the GWB is the maximum annual charge and 1.62% of the GWB is the current annual charge (based on election of the Income Stream Level 3 GAWA% Table under LifeGuard Freedom 6 Net with Joint Option), which charge is payable monthly. For more information about the charge for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge” beginning on page 42. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 80.

[15]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex), which charge is payable monthly. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” beginning on page 43. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 95.

[16]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option, including options offered before September 16, 2013), which charge is payable monthly. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex with Joint Option GMWB”) Charge” beginning on page 45. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 106.

[17]	2.22% of the GMWB Charge Base is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

MarketGuard Stretch GMWB
Annual Charge	Maximum	Current
	2.22%	1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, including how the GMWB Charge Base is calculated, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” beginning on page 46. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 118.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.16%

More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.11%	H	0.00%	0.57%	0.20%	E	0.77%	E

7

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.80%	A	0.30%	A	0.12%	A,H	0.00%	1.22%	A	(0.30%)	C	0.92%	A,C,B
JNL/American Funds® Blue Chip Income and Growth	0.95%	A	0.30%	A	0.12%	A,H	0.00%	1.37%	A	(0.38%)	C	0.99%	A,C,B
JNL/American Funds Capital Income Builder	1.03%	A	0.30%	A	0.14%	A,H	0.00%	1.47%	A	(0.35%)	C	1.12%	A,C,B
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.13%	A,H	0.00%	1.56%	A	(0.47%)	C	1.09%	A,C,B
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.14%	A,H	0.00%	1.79%	A	(0.50%)	C	1.29%	A,C,B
JNL/American Funds Growth-Income	0.81%	A	0.30%	A	0.11%	A,G	0.00%	1.22%	A	(0.30%)	C	0.92%	A,C,B
JNL/American Funds International	1.22%	A	0.30%	A	0.14%	A,H	0.00%	1.66%	A	(0.50%)	C	1.16%	A,C,B
JNL/American Funds New World	1.64%	A	0.30%	A	0.16%	A,H	0.00%	2.10%	A	(0.70%)	C	1.40%	A,C,B
JNL/AQR Large Cap Relaxed Constraint Equity	0.68%		0.30%		0.70%	I	0.00%	1.68%		0.00%	D	1.68%	D,B
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	I	0.29%	0.94%		(0.05%)	D	0.89%	D
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	I	0.27%	0.92%		(0.05%)	D	0.87%	D
JNL/Vanguard Capital Growth	0.85%	A	0.30%	A	0.12%	A,H	0.00%	1.27%	A	(0.35%)	C	0.92%	A,C,B
JNL/Vanguard Equity Income	0.80%	A	0.30%	A	0.12%	A,H	0.00%	1.22%	A	(0.35%)	C	0.87%	A,C,B
JNL/Vanguard International	1.02%	A	0.30%	A	0.13%	A,H	0.00%	1.45%	A	(0.50%)	C	0.95%	A,C,B
JNL/Vanguard Small Company Growth	0.93%	A	0.30%	A	0.12%	A,H	0.00%	1.35%	A	(0.35%)	C	1.00%	A,C,B
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	H	0.05%	0.65%		(0.06%)	D	0.59%	D
JNL/Vanguard International Stock Market Index	0.20%		0.30%		0.15%	I	0.10%	0.75%		(0.07%)	D	0.68%	D
JNL/Vanguard Global Bond Market Index	0.20%		0.30%		0.15%	I	0.09%	0.74%		(0.10%)	D	0.64%	D
JNL/Vanguard Moderate ETF Allocation	0.20%		0.30%		0.15%	I	0.07%	0.72%		(0.05%)	D	0.67%	D
JNL/Vanguard Moderate Growth ETF Allocation	0.20%		0.30%		0.15%	I	0.06%	0.71%		(0.05%)	D	0.66%	D
JNL/Vanguard Growth ETF Allocation	0.20%		0.30%		0.15%	I	0.06%	0.71%		(0.04%)	D	0.67%	D
Jackson Variable Series Trust
JNL/American Funds® Global Growth	1.17%	A	0.30%		0.13%	A,H	0.00%	1.60%	A	(0.50%)	C	1.10%	A,C,B
JNL/American Funds® Growth	0.98%	A	0.30%		0.12%	A,H	0.00%	1.40%	A	(0.45%)	C	0.95%	A,C,B

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	I	0.00%	1.09%
JNL Multi-Manager Small Cap Growth	0.56%	0.30%	0.11%	H	0.00%	0.97%
JNL Multi-Manager Small Cap Value	0.67%	0.30%	0.10%	H	0.00%	1.07%
JNL Institutional Alt 25	0.11%	0.30%	0.05%	F	0.86%	1.32%
JNL Institutional Alt 50	0.11%	0.30%	0.05%	F	1.02%	1.48%
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	I	0.41%	1.05%
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	I	0.42%	1.06%

8

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/BlackRock Global Allocation	0.60%	0.30%	0.16%	I	0.01%	1.07%	B
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	I	0.00%	0.99%
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	H	0.00%	0.87%
JNL/Boston Partners Global Long Short Equity	1.10%	0.30%	0.75%	I	0.01%	2.16%	B
JNL/Causeway International Value Select	0.51%	0.30%	0.15%	I	0.00%	0.96%	B
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.15%	I	0.01%	0.96%
JNL/Crescent High Income	0.55%	0.30%	0.15%	I	0.01%	1.01%
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	H	0.00%	0.80%
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.10%	H	0.00%	0.77%
JNL/DoubleLine® Emerging Markets Fixed Income	0.65%	0.30%	0.15%	I	0.00%	1.10%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.57%	0.30%	0.15%	I	0.01%	1.03%	B
JNL/First State Global Infrastructure	0.70%	0.30%	0.15%	I	0.00%	1.15%	B
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.38%	I	0.05%	1.39%
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05%	F	0.68%	1.03%
JNL/Franklin Templeton Global	0.56%	0.30%	0.15%	I	0.01%	1.02%
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.15%	I	0.03%	1.04%
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	H	0.01%	0.93%
JNL/Franklin Templeton International Small Cap	0.79%	0.30%	0.15%	I	0.01%	1.25%
JNL/Franklin Templeton Mutual Shares	0.59%	0.30%	0.10%	H	0.01%	1.00%
JNL/Goldman Sachs Core Plus Bond	0.43%	0.30%	0.11%	H	0.01%	0.85%
JNL/GQG Emerging Markets Equity	0.90%	0.30%	0.16%	I	0.01%	1.37%
JNL/Harris Oakmark Global Equity	0.71%	0.30%	0.16%	I	0.00%	1.17%	B
JNL/Heitman U.S. Focused Real Estate	0.65%	0.30%	0.15%	I	0.01%	1.11%
JNL/Invesco China-India	0.74%	0.30%	0.19%	I	0.00%	1.23%	B
JNL/Invesco Diversified Dividend	0.53%	0.30%	0.15%	I	0.02%	1.00%
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	I	0.00%	1.04%	B
JNL/Invesco International Growth	0.52%	0.30%	0.15%	I	0.01%	0.98%
JNL/Invesco Small Cap Growth	0.65%	0.30%	0.11%	H	0.01%	1.07%	B
JNL/JPMorgan Hedged Equity	0.50%	0.30%	0.19%	I	0.02%	1.01%
JNL/JPMorgan MidCap Growth	0.51%	0.30%	0.10%	H	0.01%	0.92%
JNL/JPMorgan U.S. Government & Quality Bond	0.29%	0.30%	0.10%	H	0.01%	0.70%
JNL/Lazard Emerging Markets	0.76%	0.30%	0.17%	I	0.01%	1.24%
JNL/Mellon Capital 10 x 10	0.00%	0.30%	0.05%	F	0.30%	0.65%
JNL/Mellon Capital Index 5	0.00%	0.30%	0.05%	F	0.27%	0.62%
JNL/Mellon Capital Emerging Markets Index	0.25%	0.30%	0.19%	I	0.00%	0.74%
JNL/Mellon Capital European 30	0.19%	0.30%	0.16%	I	0.00%	0.65%
JNL/Mellon Capital Pacific Rim 30	0.20%	0.30%	0.15%	I	0.00%	0.65%
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.20%	I	0.00%	0.75%
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17%	I	0.00%	0.67%
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17%	I	0.00%	0.67%
JNL/Mellon Capital S&P 500 Index	0.11%	0.30%	0.12%	G	0.00%	0.53%	B
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.12%	H	0.00%	0.56%
JNL/Mellon Capital Small Cap Index	0.14%	0.30%	0.12%	H	0.00%	0.56%
JNL/Mellon Capital International Index	0.16%	0.30%	0.17%	I	0.00%	0.63%
JNL/Mellon Capital Bond Index	0.16%	0.30%	0.10%	H	0.01%	0.57%	B
JNL/Mellon Capital Consumer Staples Sector	0.24%	0.30%	0.16%	I	0.00%	0.70%
JNL/Mellon Capital Industrials Sector	0.24%	0.30%	0.17%	I	0.00%	0.71%

9

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Materials Sector	0.23%	0.30%	0.19%	I	0.00%	0.72%
JNL/Mellon Capital Real Estate Sector	0.21%	0.30%	0.17%	I	0.00%	0.68%
JNL/Mellon Capital Utilities Sector	0.23%	0.30%	0.16%	I	0.00%	0.69%
JNL/MFS Mid Cap Value	0.55%	0.30%	0.11%	H	0.00%	0.96%	B
JNL/Morningstar Wide Moat Index	0.20%	0.30%	0.27%	I	0.00%	0.77%
JNL/Neuberger Berman Strategic Income	0.49%	0.30%	0.15%	I	0.03%	0.97%
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	I	0.00%	0.95%
JNL/PIMCO Income	0.50%	0.30%	0.17%	I	0.00%	0.97%
JNL/PIMCO Real Return	0.38%	0.30%	0.90%	H	0.00%	1.58%
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	I	0.01%	0.94%
JNL/PPM America High Yield Bond	0.33%	0.30%	0.11%	H	0.02%	0.76%
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	H	0.00%	0.97%
JNL/PPM America Small Cap Value	0.55%	0.30%	0.10%	H	0.00%	0.95%
JNL/PPM America Total Return	0.39%	0.30%	0.11%	H	0.00%	0.80%
JNL/PPM America Value Equity	0.45%	0.30%	0.11%	H	0.00%	0.86%
JNL/T. Rowe Price Established Growth	0.43%	0.30%	0.10%	G	0.00%	0.83%
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	H	0.00%	1.00%
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	H	0.00%	0.71%
JNL/T. Rowe Price Value	0.48%	0.30%	0.10%	H	0.00%	0.88%	B
JNL/Westchester Capital Event Driven	1.05%	0.30%	0.36%	H	0.11%	1.82%
JNL/WMC Balanced	0.32%	0.30%	0.10%	G	0.01%	0.73%
JNL/WMC Value	0.38%	0.30%	0.10%	H	0.00%	0.78%
JNL/S&P Competitive Advantage	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.10%	H	0.00%	0.65%
JNL/S&P Intrinsic Value	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/S&P Total Yield	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/S&P Mid 3	0.30%	0.30%	0.11%	H	0.00%	0.71%	B
JNL/S&P International 5	0.30%	0.30%	0.16%	I	0.00%	0.76%	B
JNL/S&P 4	0.00%	0.30%	0.05%	F	0.36%	0.71%
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	F	0.66%	1.11%
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	F	0.67%	1.11%
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	F	0.67%	1.10%
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	F	0.68%	1.11%
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	F	0.67%	1.11%
JNL Moderate Growth Allocation	0.09%	0.30%	0.05%	F	0.76%	1.20%
JNL Growth Allocation	0.09%	0.30%	0.05%	F	0.77%	1.21%
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	F	0.76%	1.21%
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.18%	0.30%	0.18%	I	0.00%	0.66%
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.18%	I	0.00%	0.67%
JNL/Mellon Capital Nasdaq® 100 Index	0.17%	0.30%	0.20%	I	0.00%	0.67%
JNL/Mellon Capital S&P® SMid 60	0.19%	0.30%	0.17%	I	0.00%	0.66%
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.16%	I	0.00%	0.63%
JNL/Mellon Capital Telecommunications Sector	0.22%	0.30%	0.16%	I	0.00%	0.68%
JNL/Mellon Capital Consumer Discretionary Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Capital Energy Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Capital Financial Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%

10

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Healthcare Sector	0.17%	0.30%	0.16%	I	0.00%	0.63%
JNL/Mellon Capital Information Technology Sector	0.17%	0.30%	0.17%	I	0.00%	0.64%
Jackson Variable Series Trust
JNL Conservative Allocation	0.13%	0.30%	0.05%	F	0.73%	1.21%	B
JNL Moderate Allocation	0.13%	0.30%	0.05%	F	0.75%	1.23%	B
JNL iShares Tactical Moderate	0.20%	0.30%	0.15%	I	0.19%	0.84%
JNL iShares Tactical Moderate Growth	0.20%	0.30%	0.15%	I	0.21%	0.86%
JNL iShares Tactical Growth	0.20%	0.30%	0.15%	I	0.22%	0.87%
JNL/DFA U.S. Small Cap	0.60%	0.30%	0.16%	I	0.00%	1.06%
JNL/DoubleLine® Total Return	0.42%	0.30%	0.11%	H	0.01%	0.84%
JNL/Eaton Vance Global Macro Absolute Return Advantage	0.78%	0.30%	0.18%	I	0.01%	1.27%	B
JNL/Epoch Global Shareholder Yield	0.58%	0.30%	0.16%	I	0.00%	1.04%	B
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	I	0.00%	0.96%
JNL/Lazard International Strategic Equity	0.70%	0.30%	0.15%	I	0.01%	1.16%
JNL/Neuberger Berman Currency	0.55%	0.30%	0.15%	I	0.01%	1.01%	B
JNL/Nicholas Convertible Arbitrage	0.72%	0.30%	0.32%	I	0.01%	1.35%
JNL/PIMCO Investment Grade Corporate Bond	0.35%	0.30%	0.26%	H	0.00%	0.91%
JNL/PPM America Long Short Credit	0.60%	0.30%	0.49%	I	0.02%	1.41%
JNL/T. Rowe Price Capital Appreciation	0.54%	0.30%	0.16%	I	0.00%	1.00%	B
JNL/The Boston Company Equity Income	0.45%	0.30%	0.16%	I	0.00%	0.91%
JNL/The London Company Focused U.S. Equity	0.58%	0.30%	0.16%	I	0.01%	1.05%	B
JNL/WCM Focused International Equity	0.67%	0.30%	0.15%	I	0.01%	1.13%

A	Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:
JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Capital Income Builder Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Growth Fund: Management Fee: 0.52%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.55%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.35%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

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JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

B	Expense Information has been restated to reflect current fees.

C
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

D
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

E
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

F	"Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

G	"Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

H	"Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

I	"Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

J	"Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the Highest Anniversary Value Death Benefit, the 2% Contract Enhancement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$993	$2,433	$3,781	$6,799

If you annuitize at the end of the applicable time period:

1 year*	3 years	5 years	10 years
$993	$2,433	$3,781	$6,799

*Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract’s Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$793	$2,308	$3,731	$6,799

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix F. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of the relevant underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson of NY’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted. You may allocate your Contract Values to the Investment Divisions or to our Fixed Account.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract, including assigning your Contract at any time during your lifetime. To be effective, an assignment must be in writing (there is an assignment form) and sent to us for recordation, but the effective date will be the date on which the Owner signed the assignment form. We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.

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The Contract is a flexible Premium variable and fixed deferred annuity. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Jackson of NY Service Center for more information.

THE FIXED ACCOUNT

Premium that you allocate to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Transfers out of the Fixed Account are subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Jackson of NY Service Center.

The Fixed Account offers a base interest rate that we established and will credit to the amount allocated to the Fixed Account for a six-month period. Currently, the Fixed Account minimum interest rate is 2% per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.

We require that Premium allocated to the Fixed Account (including any Contract Enhancement) be automatically transferred, on a monthly basis, to your choice of Investment Division(s) within six months of the allocation so that, at the end of the period, all amounts in the Fixed Account will have been transferred out. The installment amount will be determined based on the amount allocated to the Fixed Account and the credited interest rate. Charges, withdrawals and any additional transfers (which are permitted at any time) taken from the Fixed Account will shorten the length of time it takes to deplete the account balance. Automatic transfers will not count against the 25 free transfers in a Contract Year.

Interest will continue to be credited daily on the account balance remaining in the Fixed Account as funds are automatically transferred into your choice of Investment Division options. However, the effective yield over the six-month automatic transfer period will be less than the credited interest rate, as it will be applied to a declining balance in the Fixed Account.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

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The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 99 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Growth Allocation Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.
Important information regarding the Investment Division investing in the JNL/PPM America Small Cap Value Fund:
As of August 13, 2018 (the “Effective Date”), the JNL/PPM America Small Cap Value Investment Division stopped accepting any additional allocations or transfers. If as of the Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the JNL/PPM America Small Cap Value Investment Division, you can continue to include the JNL/PPM America Small Cap Value Investment Division under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the JNL/PPM America Small Cap Value Investment Division under the program. The JNL/PPM America Small Cap Value Investment Division is not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to the JNL/PPM America Small Cap Value Investment Division, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to the JNL/PPM America Small Cap Value Investment Division prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. Amounts invested in the JNL/PPM America Small Cap Value Investment Division as of the Effective Date will

15

remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the JNL/PPM America Small Cap Value Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/PPM America Small Cap Value Investment Division, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Capital Income Builder Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks to provide both a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”), with a secondary objective to provide growth of capital. The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities).

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally,

16

the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – International Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

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JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Institutional Alt 25 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

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JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and WCM Investment Management)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by five unaffiliated investment managers.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the MSCI USA Index (“Index”). The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

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JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Boston Partners Global Long Short Equity Fund
Jackson National Asset Management, LLC (and Boston Partners Global Investors, Inc.)
Seeks long-term growth of capital by investing in stocks identified by the sub-adviser as undervalued and takes short positions in stocks that the sub-adviser has identified as overvalued. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions

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Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks high total return from current income and capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/First State Global Infrastructure Fund
Jackson National Asset Management, LLC (and Colonial First State Asset Management (Australia) Limited)
Seeks total return through growth of capital and inflation-protected income by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

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JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LP and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular regions, such as Europe, or sectors, such as healthcare and financial institutions.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in investments of smaller companies, located outside of the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

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JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/GQG Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and GQG Partners, LLC)
Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity securities of emerging market companies.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Heitman U.S. Focused Real Estate Fund
Jackson National Asset Management, LLC (and Heitman Real Estate Securities LLC)
Seeks to achieve long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

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JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies. The Fund invests primarily in equity securities, the principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan Hedged Equity Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund uses an “enhanced index” strategy to invest in these equity securities, which primarily consist of common stocks of medium to large capitalization U.S. companies. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”).

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class I shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

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➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Industrials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

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JNL/Mellon Capital Materials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Real Estate Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 1500® Growth Index. The Fund is constructed to mirror the S&P 1500® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 1500® Value Index. The Fund is constructed to mirror the S&P 1500® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

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JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issues with medium market capitalizations.

JNL/Morningstar Wide Moat Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM (“Index”). The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed

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Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans and other floating rate investments, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments rated below BBB- by S&P or have an equivalent rating by a nationally recognized statistical rating organization (“NSRSO”), or, if unrated, determined to be of comparable quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities.

JNL/PPM America Small Cap Value Fund (Please Note: The Investment Division investing in the JNL/PPM America Small Cap Value Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of U.S. companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. At least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of equity securities of U.S. companies.

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JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P International 5 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying strategies. The Fund allocates all of its net assets in the following strategies:

➢	S&P Asia Pac Ex Japan Strategy

➢	S&P Canada Strategy

➢	S&P Europe Strategy

➢	S&P Japan Strategy

➢	S&P Middle East Strategy

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

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Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to
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sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc. and Mellon Investments Corporation)
Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund and Vanguard Total International Stock Index Fund.

JNL/Vanguard Moderate ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to

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Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, the Vanguard U.S. Stock Index Small-Capitalization Funds and Vanguard U.S. Stock Index Mid-Capitalization Funds.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund employs investment strategies designed to capture price movements generated by specific events including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities).

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

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JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital Energy Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Information Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital MSCI World Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

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JNL/Mellon Capital Nasdaq® 100 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index®. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor’s MidCap 400 Index and 30 that comprise the Standard & Poor’s SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital Telecommunications Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

Jackson Variable Series Trust

JNL/American Funds® Global Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers domiciled outside of the United States.

JNL/American Funds® Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offers superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the

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Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL/DFA U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-cap companies.

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Jackson National Asset Management, LLC (and Eaton Vance Management)
Seeks total return by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies.

JNL/Epoch Global Shareholder Yield Fund
Jackson National Asset Management, LLC (and Epoch Investment Partners, Inc.)
Seeks to provide a high level of income. Capital appreciation is a secondary objective. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal market conditions, the Fund invests at least

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80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes). Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/Lazard International Strategic Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser, believes are undervalued based on their earnings, cash flow or asset values.

JNL/Neuberger Berman Currency Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks absolute return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in currency-related investments.

JNL/Nicholas Convertible Arbitrage Fund
Jackson National Asset Management, LLC (and Nicholas Investment Partners, L.P.)
Seeks absolute return by taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.

JNL/PIMCO Investment Grade Corporate Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/PPM America Long Short Credit Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in credit-related instruments, including, but not limited to U.S Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

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JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

JNL/The London Company Focused U.S. Equity Fund
Jackson National Asset Management, LLC (and The London Company of Virginia, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in common stocks of companies located in the United States. The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.

JNL/WCM Focused International Equity Fund
Jackson National Asset Management, LLC (and WCM Investment Management)
Seeks long-term capital appreciation by investing primarily in companies outside the United States. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-599-5651 (Jackson of NY Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount as described below, but will not be increased, except as described below. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Charge. On an annual basis, this charge equals 1.65% of the

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average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:

•	to make income payments for the life of the Annuitant during the income phase; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account based on the proportion their respective values bear to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Contract Enhancement Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

A 2% Contract Enhancement is available to select for a charge that equals 0.395% on an annual basis for a period of five Contract Years. This charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. This charge will also be assessed against any amounts you have allocated to the Fixed Account by reducing the base rate by the applicable charge percentage, but never below the minimum guaranteed interest rate (assuming no withdrawals). (For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 14.)

Due to the Contract Enhancement charge listed above, it is possible that upon surrender, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select the optional 2% Contract Enhancement and make a partial or total withdrawal from your Contract in the first five Contract Years after a Premium is received, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancement that we credited to your Contract based on your Premiums. The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;

•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

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•	there is a total withdrawal.

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium. The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if the optional Contract Enhancement is selected)
2% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn. (Please see the examples in Appendix B). The amount recaptured will be taken from the Investment Divisions and the Fixed Account in the proportion their respective values bear to the Contract Value. The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits; or

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge).

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.05% of the GWB, each Contract Month (0.60% annually), subject to a maximum annual charge of 1.20%. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 56.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

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We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or upon election of a step-up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-year Step-Up” beginning on page 56. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge.
The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 62.

Annual Charge	Maximum	Current
	1.74%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability) – subject to the maximum annual charge.

We may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5)” beginning on page 62. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 65.

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Annual Charge	Maximum	Current
	2.04%	1.02%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability) – subject to the maximum annual charge.

We may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 65. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 68.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Current
With Income Stream Level 1 GAWA% Table	1.74%	0.87%
With Income Stream Level 2 GAWA% Table	1.92%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	1.05%
With Income Stream Level 4 GAWA% Table	2.52%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

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You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix E for the maximum annual charges for GMWBs issued before September 15,2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 68. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 80.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Annual
With Income Stream Level 1 GAWA% Table	2.34%	1.17%
With Income Stream Level 2 GAWA% Table	2.70%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	1.62%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

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We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix E for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 91. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 80. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 95.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.20%	0.60%
6% Bonus and Annual Step-Up	1.44%	0.72%
7% Bonus and Annual Step-Up	1.74%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.44%	0.72%
6% Bonus and Annual Step-Up	1.62%	0.81%
7% Bonus and Annual Step-Up	1.92%	0.96%
Charge Basis	GWB
Charge Frequency	Monthly

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LifeGuard Freedom Flex With GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.62%	0.81%
6% Bonus and Annual Step-Up	1.80%	0.90%
7% Bonus and Annual Step-Up	2.10%	1.05%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix E for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 104. Please check with your representative to learn

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about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 95. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only. If you purchased the LifeGuard Freedom Flex DB NY, additional charges apply. Please see “Optional Death Benefit - LifeGuard Freedom Flex DB NY Charge” under “Contract Charges” beginning on page 47 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 106.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
6% Bonus and Annual Step-Up	2.04%	1.02%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.22%	1.11%
6% Bonus and Annual Step-Up	2.40%	1.20%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

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We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix E for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 115. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 106. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum	Current
	2.22%	1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Monthly	Monthly

GMWB Charge Base. At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”). After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000. The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 118.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMWB Charge Base. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.

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Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 118. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit – Highest Anniversary Value Death Benefit Charge. There is no charge for the Contract’s basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom Flex DB NY Charge. If you select the LifeGuard Freedom Flex DB NY optional death benefit, which is only available at issue and in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. For LifeGuard Freedom Flex DB NY, you will pay 0.42% of the GMWB Death Benefit annually (0.035% each Contract Month). The charge for LifeGuard Freedom Flex DB NY, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for the LifeGuard Freedom Flex GMWB without the Optional Income Upgrade, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month, is currently 1.11% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 127. For more information about the charges for LifeGuard Freedom Flex GMWB (with and without the Optional Income Upgrade), please see page 43, and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 95.

PLEASE NOTE: EFFECTIVE APRIL 28, 2014, THE LIFEGUARD FREEDOM FLEX DB NY IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 7.

Premium Taxes. We pay any Premium taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a Premium payment, but we are not required to pay Premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson of NY and its parent, Jackson National Life Insurance Company (“Jackson”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a “Financial Institution,” collectively “Financial Institutions”). No Financial Institution has any legal responsibility to pay amounts that

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are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson of NY or our affiliates may make payments to Financial Institutions in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson of NY or our affiliates may make marketing allowance payments and marketing support payments to the Financial Institutions. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2018 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $475 thousand to approximately $20.5 million.

Cambridge Investment Research, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
Lincoln Financial Advisors
LPL Financial Services
MML Investors Services, LLC
Morgan Stanley
Park Avenue Securities, LLC
Raymond James & Associates, Inc.

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Royal Alliance Associates
Sagepoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Signator Investors, Inc.
Stifel Nicolaus & Company, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2018 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Compensation is also paid to employees of the Distributor and/or Jackson of NY or our affiliates who are responsible for providing services to Financial Institutions. These employees are generally referred to as “wholesalers” and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES
Minimum Initial Premium:

•	$25,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

•	$2,000 for a qualified plan

•	$5,000 for a non-qualified plan

•	You can pay additional Premiums at any time during the accumulation phase.

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These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any Premium payment.
Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the death benefits or any GMWB. The payment and timing of subsequent Premium payments may also affect the value of the Contract Enhancement. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to an Investment Division or to the Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and the Fixed Account at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money.

Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect the 2% Contract Enhancement endorsement. The 2% Contract Enhancement endorsement is available only at the time you purchase your Contract and to Owners 87 years old and younger. If elected, the 2% Contract Enhancement endorsement cannot be canceled.

If the optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first five Contract Years when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon the Contract Year in which you make your payment. Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment. The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedule below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement. This is discussed further below.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

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Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement. The Contract Enhancement, and any increase in value attributable to the Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

There is a charge for the optional Contract Enhancement endorsement that is assessed against the Investment Divisions and the Fixed Account. Also, your withdrawals could be subject to a recapture charge. For more information, please see “Contract Enhancement Charge” and “Contract Enhancement Recapture Charge” beginning on page 38. We expect to profit from certain charges assessed under the Contract, including the recapture charge, the mortality and expense risk charge and the Contract Enhancement charge.

Charges for the Contract Enhancement are not assessed after five Contract Years. Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first five Contract Years by the operation of the Contract Enhancement Charge. If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first five years, at the end of the five-year period that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than five full years.

In the first five Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) for

•	death benefits computed on the basis of Contract Value; and

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit is expected to vary from day to day. The base Contract has a different Accumulation Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in good order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations. There may be periods when we do not offer any Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable Fixed Account option.

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You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.
Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we

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may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Jackson of NY Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our web-site or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephone or electronic transfer requests made on the same day by calling the Jackson of NY Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal;

•	by electing the Systematic Withdrawal Program;

•	by electing a Guaranteed Minimum Withdrawal Benefit; or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

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When you make a complete withdrawal, you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable Premium taxes, the annual contract maintenance charge and charges due under any optional endorsement. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Investment Division or Fixed Account from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Investment Division or Fixed Account from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 130.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual’s particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex With Joint Option GMWB” on page 106 and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” subsection beginning on page 80.)

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•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract, or such earlier date as required by the applicable qualified plan, law or regulation. (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 124.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit’s Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 121. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

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Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the Contract Year (ending June 30, 2020) is $10. The RMDs for calendar years 2019 and 2020 are $14 and $16, respectively.

If the Owner withdraws $7 in the first and second halves of calendar year 2019 and $8 in the first and second halves of calendar year 2020, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15 in the Contract Year running from July 1, 2019 to June 30, 2020. Because the sum of the Owner’s withdrawals for the Contract Year running from July 1, 2019 to June 30, 2020 is less than the greater of the RMDs for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1949, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2019 RMD) until March 30, 2020, he may still take the 2020 RMD before the next Contract Year begins on June 30, 2020 without an adverse recalculation of the GWB and GAWA. However, if he takes his second RMD (the 2020 RMD) after June 30, 2020, he should wait until the following Contract Year begins on July 1, 2021 to take his third RMD (the 2021 RMD) because, except for the calendar year in which RMDs begin, withdrawing two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the total of the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, specifically examples 4, 5, and 7 under sections “I. SafeGuard Max,” “II. AutoGuard 5, AutoGuard 6,” and “V. MarketGuard Stretch,” or examples 6, 7, and 9 under sections “III. LifeGuard Freedom 6 Net” and “IV. LifeGuard Freedom Flex”.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D under section “I. SafeGuard Max”, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner’s (or any joint Owner’s) death;

Or

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•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary; and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

PLEASE NOTE: This GMWB may only be added to a Contract on the Issue Date.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead added this GMWB to your Contract post issue on a Contract Anniversary (subject to availability), the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D under section “I. SafeGuard Max”.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. Once the GAWA percentage is determined, it will not change. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

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Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 134).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Examples 4, 5 and 7 in Appendix D under section “I. SafeGuard Max” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D under section “I. SafeGuard Max”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D under section “I. SafeGuard Max” to see how the GWB is recalculated when the $5 million maximum is hit.

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Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). (See Examples 6 and 7 in Appendix D under section “I. SafeGuard Max”.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to step-up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 129), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract’s Issue Date). Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year

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Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

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5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D under section “II. AutoGuard 5, AutoGuard 6” that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement will be used as the basis for determining the GWB. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal (see below) or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Asset allocation fees, Contract Enhancement recapture charges, and other charges and adjustments are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D under section “II. AutoGuard 5, AutoGuard 6” to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

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If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D under section “II. AutoGuard 5, AutoGuard 6”). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges, asset allocation fees and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and partial 1035 exchanges. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary. After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to

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the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the Contract’s Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner: on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero. Subject to the Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 124.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity

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contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D under section “II. AutoGuard 5, AutoGuard 6” that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit, which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement, will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal (see below) or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Asset allocation fees, Contract Enhancement recapture charges, and other charges and adjustments are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes plus ii) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D under section “II. AutoGuard 5, AutoGuard 6” to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees.

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Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D under section “II. AutoGuard 5, AutoGuard 6”). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any asset allocation fees, recapture charges and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees and partial 1035 exchanges. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary. After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract

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Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract’s Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 124.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

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Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).
This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix D under section “III. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void

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and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. We do not allow any other changes of Owner. An Owner should seek the advice of tax counsel before considering an ownership change. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “III. LifeGuard Freedom 6 Net”.) Recapture charges are imposed on withdrawals under this GMWB as explained under “More on Withdrawals” on page 73.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA%

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tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 134).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 37. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than

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the GAWA) without compromising the endorsement’s guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.)

When a withdrawal, plus all
prior withdrawals in the
current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings- Sensitive
Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix D under section “III. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard

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values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

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If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

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Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday (71st birthday for endorsements issued before April 29, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “III. LifeGuard Freedom 6 Net” for an illustration of this GWB adjustment provision.)

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Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “III. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be

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set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner’s death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

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•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in

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Appendix D under section “III. LifeGuard Freedom 6 Net”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.

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The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner’s spouse regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner’s spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix D under section “III. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. An Owner should seek the advice of tax counsel before considering an ownership change.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary;

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however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under qualified custodial account contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner. If you want to elect this

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GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “III. LifeGuard Freedom 6 Net”.) Recapture charges are imposed on withdrawals under this GMWB as explained under “More on Withdrawals” on page 86.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

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The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 134).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 37. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than the GAWA) without compromising the endorsement’s guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.)

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When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix D under section “III. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

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The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

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•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

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If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life’s 71st birthday (82nd birthday for endorsements issued before September 16, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “III. LifeGuard Freedom 6 Net” for an illustration of this GWB adjustment provision.)

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Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “III. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the

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GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

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•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

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The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “III. LifeGuard Freedom 6 Net”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

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The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE: SOME OF THE OPTIONAL FEATURES UNDER THESE GMWBS ARE NOT CURRENTLY AVAILABLE. REFER TO THE SUMMARY OF THE AVAILABLE COMBINATIONS OF OPTIONS BELOW FOR MORE INFORMATION.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse. The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

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* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”). In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,

•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and

•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations

Bonus	Step-Up Annual or Highest Quarterly Contract Value	Freedom Flex Death Benefit (DB) NY

5%	Annual
5%***	Quarterly
6%	Annual	Yes*
6%***	Quarterly
7%	Annual
7%***	Quarterly

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Bonus	Step-Up Annual or Highest Quarterly Contract Value

5%	Annual
5%****	Quarterly
6%	Annual
6%**	Quarterly

*Not currently offered as of April 28, 2014. This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).
**No longer offered on or after September 10, 2012.
***No longer offered on or after April 29, 2013.
****No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs. Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

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Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below. In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB NY (for information about the LifeGuard Freedom Flex DB NY, please see “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 127) is offered to Owners between the ages of 35 and 80. As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits. The cumulative costs of these GMWBs also are greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB adjustment (70 (71 for endorsements issued before April 29, 2013), or 71 (82 for endorsements issued before September 16, 2013) with Joint Option) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex”, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

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•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 (67 for endorsements issued on or after April 29, 2013 and before September 16, 2013) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB NY (proof of age is required). This GMWB may be added to a Contract on the Issue Date or, subject to availability, on any Contract Anniversary. Please note, while this GMWB may be added to a Contract on any Contract Anniversary (subject to availability), the LifeGuard Freedom Flex DB NY is not available after issue and can only be added on the Issue Date. Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is

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less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s or any joint Owner’s death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to the bonus option percentage you have selected (5%, 6%, or 7%) and your age group. Age group is determined based on the Owner’s attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

5% and 6% Bonus Options
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

7% Bonus Option
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 69	3.50%	3.75%	4.00%	4.25%	4.50%
70 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:

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1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 134).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 37. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Examples 6, 7 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix D under section “IV. LifeGuard Freedom Flex”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. For more information, please see “THE FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday (71st birthday for endorsements issued before April 29, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

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With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “IV. LifeGuard Freedom Flex” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “IV. LifeGuard Freedom Flex” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed . Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options (“Highest Quarterly Contract Value “). (See Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex”)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

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Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.
Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s (or the oldest joint Owner’s) attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner, who has elected the 5% Bonus Option, was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or any Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

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Also see the “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 127 for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the LifeGuard Freedom Flex DB NY.

Spousal Continuation. In the event of the Owner’s death (or any Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner’s death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB Adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date (as if that person survived to that date). The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

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Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner’s death (or any Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

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See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation; and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, or 7% (as applicable) of the Bonus Base.

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●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB is added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex”, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under

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a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

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This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your

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representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 134).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 37. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.
Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Examples 6, 7 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar

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years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix D under section “IV. LifeGuard Freedom Flex”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. For more information, please see “THE FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any

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future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.
Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life’s 71st birthday (82nd birthday for endorsements issued before September 16, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “IV. LifeGuard Freedom Flex” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

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We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “IV. LifeGuard Freedom Flex” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed. Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, and 6% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options (“Highest Quarterly Contract Value “). (See Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.00%.

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Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

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Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

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◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the Continuation Date (as if that person survived to that date).

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last monthly charge, and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

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If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5 or 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). (The increase, however, may not equal the amount that your Contract Value has declined.) This description of the bonus feature is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5 or 6 % of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

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○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation; and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5 or 6% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

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Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D under section “V. MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries. The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

•
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of the death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

•
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

•
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

•
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earliest of:

•	The Owner’s death;

•
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

•	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 122).

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); may be added to a Contract on or after the Issue Date ; and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

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We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant. Otherwise, ownership changes are not allowed. Changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD). Please see “Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date, subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D under section “V. MarketGuard Stretch”.) The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s death, this GMWB may be continued by a Beneficiary. Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage. The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 134).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the

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GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or the Stretch RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract’s Stretch RMD without compromising the endorsement’s guarantees. Examples 4 and 5 in Appendix D under section “V. MarketGuard Stretch” supplement this description. Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations, please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 46.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D under section “V. MarketGuard Stretch”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

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•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 130.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded. If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES: Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s Stretch RMD requirements. If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the Stretch RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and Stretch RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the Contract Year (ending June 30, 2020) is $10. The Stretch RMDs for calendar years 2019 and 2020 are $14 and $16, respectively.

If the Owner withdraws $7 in the first and second halves of calendar year 2019 and $8 in the first and second halves of calendar year 2020, then at the time the withdrawal in the first half of calendar year 2020 is taken, the Owner will have withdrawn $15 in the Contract Year running from July 1, 2019 to June 30, 2020. Because the sum of the Owner’s withdrawals for the Contract Year running from July 1, 2019 to June 30, 2020 is less than the greater of the Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D under section “V. MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

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Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D under section “V. MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made. In either case, the GWB will be set to zero and the GMWB will terminate. The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11

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Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix D under section “V. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, all payments cease and no death benefit is payable.

Continuation By Beneficiary. Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner’s attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner’s death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;

•	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic

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withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D under sections “I. SafeGuard Max” and “II. AutoGuard 5, AutoGuard 6,” and Example 9 in Appendix D under sections “III. LifeGuard Freedom 6 Net” and “IV. LifeGuard Freedom Flex” illustrate the consequences of a withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, recapture Charges may apply, and you may have to pay taxes on the money you receive.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law, and we will credit interest accordingly.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract’s Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the variable and fixed options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

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•	the amount of any applicable Premium taxes or recapture charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead, you may choose an optional death benefit for an additional charge. The LifeGuard Freedom Flex DB NY optional death benefit currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options). The optional Highest Anniversary Value Death Benefit is only available upon application. In addition, once an optional death benefit is chosen it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard Freedom Flex DB NY.

The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected an

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optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your Contract as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value as of the end of the Business Day on which we have received all required documentation from your Beneficiary; or

•
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an optional death benefit.

The optional death benefits are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. The Highest Anniversary Value Death Benefit is available if you are 79 years of age or younger on the Contract’s Issue Date. The LifeGuard Freedom Flex DB NY is only available at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 (67 for endorsements issued on or after April 29, 2013 and before September 16, 2013) years of age on the Issue Date. The older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

Each optional death benefit is subject to our administrative rules to assure appropriate use. Our administrative rules may be changed, as necessary. For purposes of the Highest Anniversary Value Death Benefit, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

The Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and

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(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom Flex DB NY, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract. The LifeGuard Freedom Flex DB NY is the greater of:

(a)	The Contract’s Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit, as calculated under this death benefit.

PLEASE NOTE: EFFECTIVE APRIL 28, 2014, THE LIFEGUARD FREEDOM FLEX DB NY IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom Flex DB NY is available only at issue and in conjunction with the 6% Bonus and Annual Step-Up combination of options under the LifeGuard Freedom Flex GMWB and only if the Owner (or oldest Joint Owner) is 35 to 70 (67 for endorsements issued on or after April 29, 2013 and before September 16, 2013) years of age on the Issue Date. At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB). When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit is equal to the greater of: (a) the GMWB Death Benefit prior to the partial withdrawal less the partial withdrawal, or (b) zero. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is equal to the greater of (a) the GMWB Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal, then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or (b) zero. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on each Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (which is the amount by which the death benefit that would have been payable exceeds the Contract Value). If the spouse does not make such an election, the

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endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 95.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 104, and “Income Options” beginning on page 125.

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Payout Options. The Contract’s death benefit is payable pursuant to one of the following payout options:

•	single lump-sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. For more information, please see “Special Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit payout option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. A continuation adjustment will not be made if your Contract includes the LifeGuard Freedom Flex DB and your spouse continues that benefit after your death. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate many of the optional benefits you elected. A GMWB will terminate upon your death (and no further GMWB charges will be deducted), however, unless your spouse is eligible for the benefit and elects to continue the Contract. Some GMWBs may be terminated by your spouse on the Continuation Date. For more information, please see the respective GMWB subsections in this prospectus. Any optional Guaranteed Minimum Death Benefit will continue for your spouse unless your spouse chooses to remove it, or (except for LifeGuard Freedom Flex DB) your spouse is age 80 or older at the time of continuation.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

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Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. With Option 1 or 2 of the income options, if the Annuitant’s death occurs before the first income payment, the amount applied to the income option will be paid to the Owner or Beneficiary, as applicable.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

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The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

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Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees and

•	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 144 Investment Divisions and at least one fixed account option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

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Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically from one Investment Division to any number of the Investment Divisions if you have at least $15,000 of Contract Value. The periodic transfer intervals may be monthly, quarterly, semi-annually or annually. Dollar Cost Averaging theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for DCA. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the Money Market Investment Division on a monthly basis, and there is no minimum transfer amount. Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

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There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within 20 days after receiving it. We will return

•	the Contract Value in the Investment Divisions, plus

•	any fees and expenses deducted from the Premium prior to allocation to the Investment Divisions, plus

•	the full amount of Premium you allocated to the Fixed Account (minus any withdrawals), minus

•	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date the Contract is mailed to the Company or the date you return it to the selling agent. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the contract maintenance charge, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson National Life Insurance Company (Jackson of NY’s parent) and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

134

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

135

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” “STANDARD & POOR’S 500 ® ,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;

• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Capital Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is

not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges upon a partial withdrawal. This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $126,360.11 by September 30, 2016. The Contract Owner requests that he or she be sent $100,000 on September 30, 2016. The Contract Value will have to be reduced by not only the $100,000, but also the applicable Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium
2.00% :	Contract Enhancement Percentage
$2,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016
$126,360.11 :	Contract Value at end of Year 4
$100,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$26,360.11 :	Earnings (Contract Value ($126,360.11) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$73,639.89 :	Net Withdrawal Amount requested ($100,000) minus Earnings ($26,360.11).
$74,572.04 :
Corresponding Premium. The amount to which the appropriate recapture charge percentage is applied. This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($73,639.89) by a factor determined by the percentage amount of the applicable charge. It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us. In this example, the corresponding Premium is specifically calculated as follows: $73,639.89 X (1/[1 – 1.25%]) = $74,572.04. In this calculation the 1.25% represents the RC%.

$100,000.00 :	Net Withdrawal Amount
$932.15 :	Recapture Charge: $74,572.04 multiplied by RC% (1.25%)
$100,932.15 :
Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Recapture Charge ($932.15) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value

$25,427.96 :	Contract Value after Total Withdrawal ($126,360.11 less $100,932.15)

B-1

Example 2 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of recapture charges upon a partial withdrawal. This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $203,250 by December 15, 2014. The Contract Owner requests that he or she be sent $150,000 on December 15, 2014. The Contract Value will have to be reduced by not only the $150,000, but also the applicable Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges are applied, as illustrated below. For purposes of the recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without recapture charges, and then from the oldest Remaining Premium.

Example 2
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium 1
2.00% :	Contract Enhancement Percentage
$2,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25% :	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00 :	Premium 2 received in Contract Year 2-3
1.25% :	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$1,250.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (1.25%))
1.25% :	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (RC%2)
0.00% :	Hypothetical Net Return

12/15/2014
$203,250.00 :	Contract Value
$150,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$3,250.00 :	Earnings (Contract Value ($203,250) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$146,750.00 :	Net Withdrawal Amount ($150,000) requested minus Earnings ($3,250)

$100,000.00 :	Total Corresponding Premium 1, which is the oldest Remaining Premium. All of this premium must be withdrawn to meet the requested Net Withdrawal Amount.
$98,750.00 :
The amount of Premium 1 withdrawn after deducting the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (1.25%) equals $1,250))

$48,000.00 :
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($3,250), and minus the amount withdrawn from Premium 1 after deducting the Recapture Charge ($98,750)

$48,607.59 :
Total Corresponding Premium 2. The amount of Premium 2 to which the appropriate recapture charge percentage is applied. This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($48,000.00) by a factor determined by the percentage amount of the applicable charge. In this example, the corresponding Premium 2 is specifically calculated as follows: $48,000 X (1/[1 – 1.25%]) = $48,607.59. In this calculation, the 1.25% represents the RC%2.

$150,000.00 :	Net Withdrawal Amount
$1,250.00 :	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (1.25%)
$607.59 :	Recapture Charge from Premium 2: $48,607.59 multiplied by RC%2 (1.25%)
$151,857.59 :
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Recapture Charge ($1,250.00 plus $607.59 equals $1,857.59 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$51,392.41 :	Contract Value after Total Withdrawal ($203,250.00 less $151,857.59)

B-2

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2018 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Buckman, Buckman & Reid, Inc.	Excel Securities & Associates, Inc.
Allegheny Investments, Ltd.	Cadaret, Grant & Co., Inc.	FCG Advisors, LLC
Allegiance Capital, LLC	Calton & Associates, Inc.	Feltl and Company
Allegis Investment Services	Cambridge Investment Research, Inc.	Fifth Third Securities
Allen & Company of Florida, Inc.	Cantella & Company, Inc.	Financial Security Management Inc.
Allstate Financial Services, LLC	Cape Securities, Inc.	Financial Services International Corporation
American Equity Investment Corp.	Capital Financial Services
American Independent Securities Group, LLC	Capital Investment Group, Inc.	First Allied Securities, Inc.
	Cary Street Partners	First Asset Financial Inc.
American Portfolios Financial Services, Inc.	Centaurus Financial, Inc.	First Citizens Investor Services
	Center Street Securities, Inc.	First Financial Equity Corporation
Ameriprise Advisor Services, Inc.	Ceros Financial Services, Inc.	First Heartland Capital, Inc.
Ameriprise Financial Services, Inc.	Cetera Advisor Networks, LLC	First Republic Securities Company, LLC
Ameritas Investment Corporation	Cetera Advisors, LLC	Foresters Equity Services, Inc.
Andrew Garrett Inc.	Cetera Financial Specialists, LLC	Fortune Financial Services, Inc.
APW Capital, Inc.	Cetera Investment Services, LLC	Founders Financial Securities, LLC
Arete Wealth Management, LLC	CFD Investments, Inc.	FSC Securities Corporation
Arlington Securities, Inc.	Chalice Capital Partners, LLC	FTB Advisors, Inc.
Arque Capital, Ltd	Chelsea Financial Services	G.A. Repple and Company
Arvest Asset Management	Citigroup Global Markets, Inc.	G.F. Investment Services, LLC
Associated Investment Services	Citizens Investment Services	G.W. Sherwold Associates, Inc
Ausdal Financial Partners, Inc.	Citizens Securities, Inc.	Garden State Securities
Avalon Investment & Securities Group, Inc.	Client One Securities, LLC	Gardner Financial Services, Inc.
	Coastal Equities, Inc.	Geneos Wealth Management, Inc.
AXA Advisors, LLC	Commonwealth Financial Network	Girard Securities, Inc.
B Riley Wealth Management	Community America Financial Solutions, LLC	Globalink Securities, Inc.
BancWest Investment Services, Inc.		GLP Investment Services, LLC
Bankers Life Securities, Inc.	Comprehensive Asset Management and Servicing, Inc.	GLS & Associates, Inc.
BB&T Investment Services, Inc.		Gradient Securities, LLC
BB&T Securities LLC	Concorde Investment Services, LLC	GWN Securities, Inc.
BBVA Compass Investment Solutions, Inc.	CoreCap Investments Inc.	H Beck, Inc.
BCG Securities, Inc.	Country Capital Management Company	H.D. Vest Investment Securities, Inc.
Beaconsfield Financial Services	Crown Capital Securities, L.P.	Halliday Financial, LLC
Benjamin F Edwards & Company	CUNA Brokerage Services, Inc.	Hancock Investment Services LLC
Berthel, Fisher & Company Financial Services	CUSO Financial Services, Inc.	Hantz Financial Services
	Cutter & Company	Harbour Investments, Inc.
BMO Harris Financial Advisers, Inc.	D. A. Davidson & Company	Harger and Company, Inc.
BOK Financial Securities, Inc.	D.H. Hill Securities, LLP	Hazard & Siegel, Inc.
Broker Dealer Financial Services Corporation	Davenport & Company, LLC	Hefren-Tillotson, Inc.
	David A. Noyes & Co	Hilltop Securities, Inc.
Brokers International Financial Services, LLC	Dempsey Lord Smith, LLC	Hornor, Townsend & Kent, Inc.
	Edward Jones & Company	HRC Fund Associates, LLC
Brooklight Place Securities	Equity Services, Inc.	HSBC Securities (USA) Inc.
Bruderman Brothers	Essex Securities	Huntington Investment Company

IBN Financial Services, Inc.	M. Holdings Securities, Inc.	Purshe Kaplan Sterling Investments
IFS Securities	M.S. Howells & Co.	Questar Capital Corporation
IMS Securities, Inc.	Madison Avenue Securities, Inc.	Raymond James & Associates, Inc.
Independence Capital Company	McDonald Partners, LLC	Raymond James Financial Services, Inc.
Independent Financial Group, LLC	Mercap Securities, LLC	RBC Capital Markets Corporation
Infinex Investments, Inc.	Merrill Lynch	Regulus Advisors, LLC
Infinity Financial Services	Michigan Securities, Inc.	Rehmann Financial Network LLC
Infinity Securities, Inc.	Mid-Atlantic Capital Corporation	Rhodes Securities, Inc.
Innovation Partners, LLC	Mid-Atlantic Securities, Inc.	Robert W. Baird & Company, Inc.
InterCarolina Financial Services, Inc.	MML Investors Services, LLC	Royal Alliance Associates
International Assets Advisory, LLC	Moloney Securities Company, Inc.	S.L. Reed & Company
Intervest International, Inc.	Money Concepts Capital Corp.	SA Stone Wealth Management, Inc.
INVEST Financial Corporation	Morgan Stanley	Sagepoint Financial, Inc.
Investacorp, Inc.	MSI Financial Services	Santander Securities, LLC
Investment Centers of America, Inc.	Mutual of Omaha Investor Services, Inc.	SCF Securities, Inc.
Investment Network, Inc	Mutual Securities, Inc.	Securian Financial Services, Inc.
Investment Planners, Inc.	Mutual Trust Co. of America Securities	Securities America, Inc.
Investment Professionals, Inc.	MWA Financial Services, Inc.	Securities Management & Research, Inc.
J.W. Cole Financial, Inc.	National Planning Corporation	Securities Service Network, Inc.
Janney, Montgomery Scott, LLC	National Securities Corporation	Sigma Financial Corporation
JJB Hilliard WL Lyons, LLC	Nations Financial Group, Inc.	Signal Securities, Inc.
K. W. Chambers & Company	Nationwide Planning Associates	Signator Investors, Inc.
Kalos Capital, Inc.	Nationwide Securities, LLC	Signature Securities Group Corporation
Kestra Investment Services Inc./NFP Securities, Inc.	Navy Federal Brokerage Services, LLC	SII Investments, Inc.
	NBC Securities, Inc.	Silver Oak Securities
Key Investment Services	Nelson Securities, Inc.	Simmons First Investment Group, Inc.
KMS Financial Services, Inc.	Newbridge Securities Corporation	Sorrento Pacific Financial, LLC
Kovack Securities, Inc.	Next Financial Group, Inc.	Southeast Investments, N.C., Inc.
L. M. Kohn & Company, Inc.	Ni Advisors	Spire Securities
Labrunerie Financial Services, Inc.	North Ridge Securities Corporation	St. Bernard Financial Services, Inc.
Ladenburg Thalmann & Co. Inc	Northeast Securities, Inc.	Sterne, Agee & Leach, Inc.
Landolt Securities. Inc.	OFG Financial Services, Inc.	Stifel Nicolaus & Company, Inc.
Lara, May & Associates, LLC	OneAmerica Securities, Inc.	Summit Brokerage Services, Inc.
Larson Financial Securities, LLC	Oppenheimer & Company, Inc.	SunTrust Investment Services, Inc.
Lasalle St. Securities, LLC	Packerland Brokerage Services	SWS Financial Services, Inc.
Leigh Baldwin & Company	Paradigm Equities, Inc.	Symphonic Securities, LLC
Lesko Securities Inc.	Park Avenue Securities, LLC	Synovus Securities, Inc.
Liberty Partners Financial Services, LLC	Parkland Securities, LLC	Tandem Securities, Inc.
LifeMark Securities Corporation	Parsonex Securities, LLC	Taylor Capital Management
Lincoln Financial Advisors	Peak Brokerage Services	TCFG Wealth Management, LLC
Lincoln Financial Securities Corporation	People’s Securities, Inc.	TFS Securities, Inc.
Lincoln Investment Planning, Inc.	PFA Security Asset Management, Inc.	The Investment Center, Inc.
Lion Street Financial, LLC	PlanMember Securities Corporation	The Leaders Group, Inc.
Lombard Securities	PNC Investments, LLC	The O.N. Equity Sales Company
Lowell & Company, Inc.	Principal Securities	The Strategic Financial Alliance, Inc.
LPL Financial Services	Private Client Services, LLC	Titleist Asset Management, Ltd.
Lucia Securities, LLC	ProEquities, Inc.	Transamerica Financial Advisors, Inc.
M Griffith Investment Services	Prospera Financial Services, Inc.	Triad Advisors, Inc.
M&T Securities, Inc.	Pruco Securities, LLC	Trustmont Financial Group, Inc.

UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Brokerage Services, Inc.
United Planners Financial Services of America

US Bancorp Investments, Inc.
USA Financial Securities Corporation
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed, Inc.
Wayne Hummer Investments, LLC
Wedbush Securities, Inc.
Wellington Shields & Co., LLC
Wells Fargo Advisors, LLC
Wesbanco Securities, Inc.
Wescom Financial Services, LLC
Western Equity Group
Western International Securities, Inc.
Westminster Financial Securities, Inc.
William C. Burnside & Co., Inc.
Wintrust Investments LLC
Woodbury Financial Services, Inc.
Woodmen Financial Services, Inc.
World Capital Brokerage, Inc.
World Equity Group, Inc.
WWK Investments, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

I.    SAFEGUARD MAX (No longer offered as of April 29, 2013)
Unless otherwise specified, the following examples assume you elected SafeGuard Max GMWB with a 7% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

s	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $7,000, which is 7% of your initial GWB ($100,000*0.07 = $7,000).

s
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $7,000, which is 7% of your initial GWB ($100,000*0.07 = $7,000).

s
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $7,350, which is 7% of your initial GWB ($105,000*0.07 = $7,350).

s	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

s
If, at the time the GAWA% is determined, your GAWA% is 7% based on your attained age and your GWB is $100,000, your initial GAWA is $7,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.07 = $7,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

s
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $10,500, which is your GAWA prior to the additional Premium payment ($7,000) plus 7% of your additional Premium payment ($50,000*0.07 = $3,500).

s
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $346,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $350,000, which is your GAWA prior to the additional Premium payment ($346,500) plus 7% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.07 = $3,500).

s	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified Contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified Contracts that permit withdrawals in excess of the GAWA to equal your RMD).

s	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($7,000) when your GWB is $100,000:

s	Your new GWB is $93,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,000).

s	Your GAWA for the next year remains $7,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($93,000 / $7,000 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($7,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $7,000, since your withdrawal did not exceed the greater of your GAWA ($7,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($92,500 / $7,000 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

s	Example 5a – SafeGuard Max: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $146,500 and your GWB is $100,000:

s
Your new GWB is $91,000, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000)*(1 - ($10,000 - $7,000) / ($146,500 - $7,000)) = $91,000].

s
Your GAWA is recalculated to equal $6,849, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000 * (1 - ($10,000 - $7,000) / ($146,500 - $7,000)) = $6,849]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($91,000 / $6849 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,153, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000)*(1 - ($10,000 - $7,000) / ($105,000 - $7,000)) = $90,153].

s
Your GAWA is recalculated to equal $6,786, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000 * (1 - ($10,000 - $7,000)/($105,000 - $7,000)) = $6,785]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($90,153 / $6,786 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $87,188, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000) * (1 - ($10,000 - $7,000) / ($55,000 - $7,000)) = $87,188].

s
Your GAWA is recalculated to equal $6,563, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000*(1-($10,000-$7,000)/($55,000 - $7,000))=$6,563]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($87,188 / $6,563 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $7,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s	Your GAWA for the next year is recalculated to equal $14,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($200,000*0.07 = $14,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 15 years to deplete your GWB ($200,000 / $14,000 per year = 15 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $7,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $7,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($90,000*0.07 = $6,300).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 13 years to deplete your GWB ($90,000 / $7,000 per year = 13 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. By not electing to step-up, you can avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $7,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $7,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $14,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($200,000*0.07 = $14,000). On the day following the step-up and after the withdrawal of $7,000, your new GWB is $193,000, which is your GWB less the amount of the withdrawal ($200,000 - $7,000 = $193,000) and your GAWA will remain at $14,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 14 years to deplete your GWB ($193,000 / $14,000 per year = approximately 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. .

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $93,000, which is your GWB less the amount of the withdrawal ($100,000 - $7,000 = $93,000) and your Contract Value becomes $193,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $7,000 = $193,000). Upon step-up following the withdrawal, your GWB is set equal to $193,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $13,510, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($193,000*0.07 = $13,510). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 15 years to deplete your GWB ($193,000 / $13,510 per year = 15 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as the election of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the requested withdrawal is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

II.    AUTOGUARD 5, AUTOGUARD 6 (AutoGuard 6 no longer offered as of April 29, 2013)

Unless otherwise specified, the following examples assume you elected an AutoGuard 5 GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus. If you elected an AutoGuard 6 GMWB instead of an AutoGuard 5 GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with a 6%.

Example 1: This example demonstrates how GMWB values are set at election.

s	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Example 1b : If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement at the time the GMWB is elected:

s	Your initial GWB is $105,000, which is your Contract Value ($105,000) on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

Example 2: This example demonstrates how your GAWA is determined.

s	If your GAWA% is 5% based on your Contract and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

s
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment

s
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified Contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified Contracts that permit withdrawals in excess of the GAWA to equal your RMD).

s	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

s	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s	Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

III.    LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

s	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

•	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.

s	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

s
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:

s	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

s	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment. The GMWB Earnings Determination Baseline is not subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract

Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s
Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

s	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

•	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

s	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

s	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

s	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

–	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).

s	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.

s	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or in the case of Joint Owners, the oldest Joint Owner attains age 59 1/2 or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

s	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages 73 and 86 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

IV.    LIFEGUARD FREEDOM FLEX

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom Flex GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than Contract Enhancement that could be elected, your initial Premium payment net of any applicable Premium taxes was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the Contract Enhancement is 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment, net of any applicable Premium taxes ($100,000), plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract, subject to availability.

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus any Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your GWB Adjustment provision is terminated since a withdrawal is taken.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced by the amount of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your GWB Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will first be reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal, then be reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains

$100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB Death Benefit.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the Highest Quarterly Contract Value, the Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to step-up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

s	Your GWB Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB Death Benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the Highest Quarterly Contract Value, the Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.

s	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 59 1/2. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½. Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the GWB Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the GWB Adjustment.

V.    MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

s	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

s
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

s
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

s
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

s
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

s
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

s	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

s
Example 5a –This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

•
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 -

$5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

s
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

s	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).

s	Your Contract Value remains $5,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

s	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).

s	Your Contract Value remains $15,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

s	Notes:

s	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX E

HISTORICAL CHARGES FOR GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 41.

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, if you elect this GMWB without the Optional Income Upgrade Table you will pay 0.105% of the GWB each Contract Month (1.26% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.125% of the GWB each Contract Month (1.50% annually). For endorsements purchased on or after April 30, 2012 and before April 29, 2013, if you select this GMWB without the Optional Income Upgrade Table, you will pay 0.0925% of the GWB each Contract Month (1.11% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.1125% of the GWB each Contract Month (1.35% annually). For endorsements purchased before April 30, 2012, the charge is 0.0875% of the GWB each Contract Month (1.05% annually).

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, the maximum annual charge is 2.52% annually for endorsements without the Optional Income Upgrade Table, and 3.00% for endorsements with the Optional Income Upgrade Table. For endorsements purchased on or after April 30, 2012 and before April 29, 2013, the maximum annual charge is 2.22% annually for endorsements without the Optional Income Upgrade Table, and 2.70% for endorsements with the Optional Income Upgrade Table. For all endorsements purchased before April 30, 2012, the maximum annual charge is 2.10%.

II. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 42.

For endorsements purchased on or after September 16, 2013 and before September 15, 2014, you will pay 0.135% of the GWB each Contract Month (1.62% annually). For endorsements purchased on or after April 30, 2012 and before September 16, 2013, the charge for this GMWB varies depending on whether you selected the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge; if you selected this GMWB without the Optional Income Upgrade Table, you will pay 0.13% of the GWB each Contract Month (1.56% annually), and if you selected this GMWB with the Optional Income Upgrade Table, you will pay 0.15% of the GWB each Contract Month (1.80% annually). For endorsements purchased before April 30, 2012, the charge is 0.125% of the GWB each Contract Month (1.50% annually).

For endorsements purchased before September 15, 2014, the maximum annual charge is 3.00% annually.

III. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 43.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

GMWBS ISSUED BEFORE APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.34%	1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
6% Bonus and Annual Step-Up	2.40%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	1.35%
7% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

IV. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 45.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

LifeGuard Freedom Flex With Joint Option GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 20, 2012)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.64%	1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
6% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

APPENDIX F

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Jackson of NY Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

F-1

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.88	$11.64	$10.96	$11.46	$11.12	$9.12	$8.11
End of period	$12.20	$13.88	$11.64	$10.96	$11.46	$11.12	$9.12
Accumulation units outstanding at the end of period	—	—	—	—	103	107	111

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.50	$12.45	$11.78	$12.24	$11.86	$9.85	$8.78
End of period	$12.95	$14.50	$12.45	$11.78	$12.24	$11.86	$9.85
Accumulation units outstanding at the end of period	—	2,644	2,678	2,714	2,749	2,781	2,812

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.38	$16.36	$15.71	$16.36	$16.30	$14.57	N/A
End of period	$16.80	$18.38	$16.36	$15.71	$16.36	$16.30	N/A
Accumulation units outstanding at the end of period	—	—	—	—	144	145	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.85	$16.44	$16.08	$16.72	$16.71	$15.42	$14.16
End of period	$16.44	$17.85	$16.44	$16.08	$16.72	$16.71	$15.42
Accumulation units outstanding at the end of period	—	3,431	3,304	3,012	5,550	3,294	3,271

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.44	$12.84	$12.18	$12.63	$12.21	$10.62	$9.54
End of period	$13.24	$14.44	$12.84	$12.18	$12.63	$12.21	$10.62
Accumulation units outstanding at the end of period	—	29,481	29,896	29,900	41,493	36,440	18,658

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$44.88	$35.91	$34.57	$36.93	$36.58	$28.54	$25.53
End of period	$43.17	$44.88	$35.91	$34.57	$36.93	$36.58	$28.54
Accumulation units outstanding at the end of period	—	923	964	1,104	1,115	1,207	1,028

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.08	$19.32	$15.89	$17.87	$18.17	$13.76	$11.91
End of period	$17.64	$21.08	$19.32	$15.89	$17.87	$18.17	$13.76
Accumulation units outstanding at the end of period	—	775	828	946	1,587	1,622	4,943

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.18	$13.24	$12.75	$13.18	$13.35	$11.76	$10.59
End of period	$14.18	$15.18	$13.24	$12.75	$13.18	$13.35	$11.76
Accumulation units outstanding at the end of period	—	2,451	2,488	2,525	4,894	4,934	5,053

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.60	$17.99	$15.47	$16.30	$14.43	$11.09	$9.96
End of period	$18.41	$20.60	$17.99	$15.47	$16.30	$14.43	$11.09
Accumulation units outstanding at the end of period	—	25,663	28,221	21,261	14,952	14,658	16,443

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.30	$9.84	$9.79	$10.41	$10.48	$10.99	$10.58
End of period	$9.95	$10.30	$9.84	$9.79	$10.41	$10.48	$10.99
Accumulation units outstanding at the end of period	—	8,106	7,756	8,315	11,302	10,515	21,693

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.34	$12.44	$12.45	$12.68	$12.68	$10.10	$8.72
End of period	$13.44	$15.34	$12.44	$12.45	$12.68	$12.68	$10.10
Accumulation units outstanding at the end of period	—	4,784	5,118	4,513	4,847	4,937	5,510

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.43	$13.02	$12.34	N/A	N/A	N/A	N/A
End of period	$14.33	$15.43	$13.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,478	24	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.83	$17.40	$15.95	$16.08	$14.86	$11.38	$9.91
End of period	$20.02	$20.83	$17.40	$15.95	$16.08	$14.86	$11.38
Accumulation units outstanding at the end of period	—	2,846	2,881	2,917	6,670	8,235	13,848

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.41	$11.15	$11.01	$11.78	$12.37	$10.40	$9.02
End of period	$12.24	$14.41	$11.15	$11.01	$11.78	$12.37	$10.40
Accumulation units outstanding at the end of period	—	19,796	6,950	3,466	3,473	2,597	3,608

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.02	$12.34	$11.70	$11.93	$11.65	$10.30	N/A
End of period	$13.14	$14.02	$12.34	$11.70	$11.93	$11.65	N/A
Accumulation units outstanding at the end of period	—	3,531	3,849	2,776	2,815	449	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.21	$10.44	$10.13	$10.69	$11.86	$10.89	$9.45
End of period	$11.11	$13.21	$10.44	$10.13	$10.69	$11.86	$10.89
Accumulation units outstanding at the end of period	—	1,690	1,381	1,400	1,527	1,151	1,299

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.06	$13.30	$12.54	$12.99	$11.61	$8.81	$7.50
End of period	$13.66	$16.06	$13.30	$12.54	$12.99	$11.61	$8.81
Accumulation units outstanding at the end of period	—	9,059	9,936	9,644	10,004	10,815	12,222

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.02	$11.65	$11.41	$11.77	$11.77	$10.48	$9.74
End of period	$11.81	$13.02	$11.65	$11.41	$11.77	$11.77	$10.48
Accumulation units outstanding at the end of period	—	26,590	30,127	35,048	41,125	41,785	48,378

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.05	$8.44	$6.79	$9.07	$10.77	$10.01	$10.12
End of period	$6.54	$8.05	$8.44	$6.79	$9.07	$10.77	$10.01
Accumulation units outstanding at the end of period	—	1,048	2,685	1,077	5,083	5,461	5,763

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$51.58	$39.30	$39.84	$38.18	$35.70	N/A	N/A
End of period	$51.61	$51.58	$39.30	$39.84	$38.18	N/A	N/A
Accumulation units outstanding at the end of period	—	252	—	—	111	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.09	$11.96	$12.17	$12.85	$14.63	$12.26	N/A
End of period	$12.22	$15.09	$11.96	$12.17	$12.85	$14.63	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	4,260	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$31.51	$26.68	$23.83	$24.78	$22.97	$17.31	N/A
End of period	$28.55	$31.51	$26.68	$23.83	$24.78	$22.97	N/A
Accumulation units outstanding at the end of period	—	1,749	1,862	1,996	2,126	2,261	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.27	$18.62	$18.45	$18.71	$18.32	$19.05	$17.95
End of period	$18.84	$19.27	$18.62	$18.45	$18.71	$18.32	$19.05
Accumulation units outstanding at the end of period	—	17,995	21,886	25,110	29,005	31,266	53,068

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.65	$10.42	$10.39	N/A	N/A	N/A	N/A
End of period	$10.64	$10.65	$10.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	32,407	24,968	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.72	$13.64	$12.33	$15.42	$14.62	$12.06	N/A
End of period	$13.53	$14.72	$13.64	$12.33	$15.42	$14.62	N/A
Accumulation units outstanding at the end of period	—	1,927	28,456	1,834	1,801	330	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.27	$12.16	$11.94	$13.38	$14.20	$11.69	$10.15
End of period	$11.88	$13.27	$12.16	$11.94	$13.38	$14.20	$11.69
Accumulation units outstanding at the end of period	—	21,037	21,587	29,895	31,211	33,152	26,945

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.16	$11.99	$10.76	$11.68	$11.58	$9.51	$8.35
End of period	$11.70	$13.16	$11.99	$10.76	$11.68	$11.58	$9.51
Accumulation units outstanding at the end of period	—	5,877	6,530	6,601	6,512	6,454	5,979

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.30	$11.11	$10.89	$11.57	$11.83	$11.64	N/A
End of period	$11.18	$11.30	$11.11	$10.89	$11.57	$11.83	N/A
Accumulation units outstanding at the end of period	—	6,582	7,744	8,032	18,041	11,403	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.00	$13.89	$12.39	$13.62	$13.44	$11.99	$10.88
End of period	$14.09	$15.00	$13.89	$12.39	$13.62	$13.44	$11.99
Accumulation units outstanding at the end of period	—	21,441	21,787	22,130	22,729	22,076	24,138

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.38	$9.53	$9.82	$9.63	$10.82	$8.32	$6.66
End of period	$9.75	$12.38	$9.53	$9.82	$9.63	$10.82	$8.32
Accumulation units outstanding at the end of period	—	2,674	2,674	2,674	2,893	2,893	16,053

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.37	$12.60	$11.09	$11.84	$11.23	$8.92	$7.99
End of period	$11.95	$13.37	$12.60	$11.09	$11.84	$11.23	$8.92
Accumulation units outstanding at the end of period	—	556	1,424	1,438	1,424	1,609	1,067

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.96	$23.67	$23.61	$23.94	$23.13	$23.80	$22.49
End of period	$23.15	$23.96	$23.67	$23.61	$23.94	$23.13	$23.80
Accumulation units outstanding at the end of period	—	19,528	18,893	14,199	9,370	8,716	8,034

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.18	$6.80	$7.17	$7.69	$7.03	$7.33	$6.04
End of period	$8.29	$10.18	$6.80	$7.17	$7.69	$7.03	$7.33
Accumulation units outstanding at the end of period	—	5,830	2,054	1,249	7,673	1,287	1,396

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.13	$15.83	$15.73	$16.17	$14.32	$14.18	$11.26
End of period	$15.75	$17.13	$15.83	$15.73	$16.17	$14.32	$14.18
Accumulation units outstanding at the end of period	—	1,523	3,447	2,603	1,847	2,186	7,530

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$21.30	$17.61	$18.14	$18.85	$19.15	$16.39	$14.41
End of period	$17.77	$21.30	$17.61	$18.14	$18.85	$19.15	$16.39
Accumulation units outstanding at the end of period	—	1,374	1,374	1,374	3,436	3,436	3,436

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.67	$25.80	$23.56	$24.42	$23.03	$16.78	N/A
End of period	$28.27	$31.67	$25.80	$23.56	$24.42	$23.03	N/A
Accumulation units outstanding at the end of period	—	1,227	1,238	1,411	683	196	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$47.45	$37.33	$37.81	$37.37	$34.22	$24.53	$21.49
End of period	$44.27	$47.45	$37.33	$37.81	$37.37	$34.22	$24.53
Accumulation units outstanding at the end of period	—	341	619	7,510	4,336	7,522	1,395

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.13	$19.00	$19.07	$19.33	$18.67	$19.70	$19.36
End of period	$18.87	$19.13	$19.00	$19.07	$19.33	$18.67	$19.70
Accumulation units outstanding at the end of period	—	4,369	4,552	4,167	3,908	2,557	12,451

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.56	$13.40	$13.39	$13.65	$13.16	$13.77	$13.53
End of period	$13.24	$13.56	$13.40	$13.39	$13.65	$13.16	$13.77
Accumulation units outstanding at the end of period	—	4,480	6,015	2,661	2,988	3,253	5,557

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$27.34	$22.79	$21.86	$21.02	$19.31	$13.93	N/A
End of period	$26.52	$27.34	$22.79	$21.86	$21.02	$19.31	N/A
Accumulation units outstanding at the end of period	—	—	228	419	261	264	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.16	$8.35	$7.72	$9.28	$9.81	$10.42	N/A
End of period	$9.29	$11.16	$8.35	$7.72	$9.28	$9.81	N/A
Accumulation units outstanding at the end of period	—	5,988	10,313	3,384	3,191	2,520	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.79	$32.30	$25.85	$34.29	$38.95	$31.64	$30.87
End of period	$24.06	$30.79	$32.30	$25.85	$34.29	$38.95	$31.64
Accumulation units outstanding at the end of period	—	586	578	556	932	813	699

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.92	$13.10	$13.58	$14.10	$14.87	$11.59	N/A
End of period	$13.32	$15.92	$13.10	$13.58	$14.10	$14.87	N/A
Accumulation units outstanding at the end of period	—	12,403	3,346	4,468	2,832	1,659	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.79	$13.47	$11.05	$11.38	$10.25	$7.82	$6.32
End of period	$13.35	$15.79	$13.47	$11.05	$11.38	$10.25	$7.82
Accumulation units outstanding at the end of period	—	589	942	931	1,382	368	240

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$28.93	$24.02	$25.43	$24.29	$19.77	$14.28	$12.27
End of period	$29.82	$28.93	$24.02	$25.43	$24.29	$19.77	$14.28
Accumulation units outstanding at the end of period	—	12,729	14,121	15,961	12,174	6,783	870

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$15.50	$13.69	N/A	N/A	N/A	N/A	N/A
End of period	$14.04	$15.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,239	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.12	$12.04	$10.82	$10.55	$8.91	$7.19	N/A
End of period	$15.71	$16.12	$12.04	$10.82	$10.55	$8.91	N/A
Accumulation units outstanding at the end of period	—	30,805	12,835	12,470	384	9,899	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.39	$15.78	$15.94	$16.41	$17.79	$14.92	$12.87
End of period	$16.39	$19.39	$15.78	$15.94	$16.41	$17.79	$14.92
Accumulation units outstanding at the end of period	—	8,488	1,905	1,823	2,812	1,273	1,839

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$28.67	$22.10	$20.84	$20.92	$17.99	$12.98	$11.04
End of period	$27.97	$28.67	$22.10	$20.84	$20.92	$17.99	$12.98
Accumulation units outstanding at the end of period	—	8,694	3,595	9,112	10,073	5,519	8,255

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$20.65	$17.06	$15.85	N/A	N/A	N/A	N/A
End of period	$17.47	$20.65	$17.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	510	510	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.44	$28.56	$24.20	$25.32	$23.60	$18.07	$15.69
End of period	$28.16	$32.44	$28.56	$24.20	$25.32	$23.60	$18.07
Accumulation units outstanding at the end of period	—	10,477	4,241	6,300	4,864	9,164	1,160

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.09	$18.56	$16.97	$17.13	$15.42	$11.93	$10.53
End of period	$20.63	$22.09	$18.56	$16.97	$17.13	$15.42	$11.93
Accumulation units outstanding at the end of period	—	26,903	10,458	16,954	10,540	7,767	23,760

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.64	$19.41	$14.7	N/A	N/A	N/A	N/A
End of period	$14.10	$18.64	$19.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	210	5,161	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.17	$25.42	$20.56	$21.93	$21.34	$15.70	$13.79
End of period	$25.20	$28.17	$25.42	$20.56	$21.93	$21.34	$15.70
Accumulation units outstanding at the end of period	—	6,255	1,390	1,057	1,126	7,341	338

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.20	$9.05	$7.46	$7.39	$7.13	$6.00	$5.08
End of period	$8.51	$9.20	$9.05	$7.46	$7.39	$7.13	$6.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,332

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.02	$19.84	$17.78	$19.89	$17.90	$13.73	$11.85
End of period	$19.10	$22.02	$19.84	$17.78	$19.89	$17.90	$13.73
Accumulation units outstanding at the end of period	—	4,764	5,698	5,709	8,420	7,988	5,200

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.14	$10.62	$10.21	$10.53	$10.22	$10.41	N/A
End of period	$10.66	$11.14	$10.62	$10.21	$10.53	$10.22	N/A
Accumulation units outstanding at the end of period	—	3,635	3,635	16,093	1,100	1,100	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.98	$17.93	$18.24	$17.89	$17.87	$14.42	$12.18
End of period	$20.44	$23.98	$17.93	$18.24	$17.89	$17.87	$14.42
Accumulation units outstanding at the end of period	—	3,314	4,318	12,420	5,550	3,537	297

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.23	$13.06	$12.64	$13.29	$13.10	$14.67	$13.78
End of period	$12.70	$13.23	$13.06	$12.64	$13.29	$13.10	$14.67
Accumulation units outstanding at the end of period	—	5,277	6,201	7,338	8,895	11,216	31,555

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.13	$11.01	$10.24	$10.56	$10.73	$10.47	$9.89
End of period	$10.82	$11.13	$11.01	$10.24	$10.56	$10.73	$10.47
Accumulation units outstanding at the end of period	—	13,160	8,081	11,057	11,427	16,854	13,306

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.34	$19.27	$16.76	$18.33	$18.64	$17.54	$15.29
End of period	$18.92	$20.34	$19.27	$16.76	$18.33	$18.64	$17.54
Accumulation units outstanding at the end of period	—	9,867	10,205	6,475	9,791	10,396	30,739

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.20	$18.30	$14.62	$16.19	$14.93	$10.77	N/A
End of period	$15.85	$20.20	$18.30	$14.62	$16.19	$14.93	N/A
Accumulation units outstanding at the end of period	—	2,926	4,188	4,245	6,234	1,513	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.42	$18.61	$14.52	N/A	N/A	N/A	N/A
End of period	$16.79	$21.42	$18.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,191	1,208	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.14	$15.76	N/A	N/A	N/A	N/A	N/A
End of period	$15.65	$16.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,001	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$33.42	$29.59	$24.77	N/A	N/A	N/A	N/A
End of period	$28.18	$33.42	$29.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	489	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.34	$19.71	$18.20	$19.51	$17.36	$12.31	$10.78
End of period	$20.56	$22.34	$19.71	$18.20	$19.51	$17.36	$12.31
Accumulation units outstanding at the end of period	—	12,027	16,943	42,306	36,806	26,315	26,111

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$24.64	$20.96	$20.19	$20.32	$18.80	$13.39	$11.69
End of period	$23.55	$24.64	$20.96	$20.19	$20.32	$18.80	$13.39
Accumulation units outstanding at the end of period	—	2,592	10,988	5,394	11,840	8,004	4,279

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.07	$20.07	$17.35	$17.55	$15.72	$12.23	$11.04
End of period	$20.52	$22.07	$20.07	$17.35	$17.55	$15.72	$12.23
Accumulation units outstanding at the end of period	—	23,461	27,099	13,587	18,236	19,148	8,359

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.13	$18.94	$18.32	$21.65	$18.68	$12.68	$11.32
End of period	$20.47	$22.13	$18.94	$18.32	$21.65	$18.68	$12.68
Accumulation units outstanding at the end of period	—	2,589	9,409	6,170	3,696	2,035	2,429

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$24.05	$19.87	$19.08	$19.47	$18.60	$15.06	$13.24
End of period	$22.03	$24.05	$19.87	$19.08	$19.47	$18.60	$15.06
Accumulation units outstanding at the end of period	—	20,318	26,889	33,943	34,379	34,803	28,939

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.78	$13.13	$12.73	$13.17	$13.00	$12.67	$11.86
End of period	$13.22	$13.78	$13.13	$12.73	$13.17	$13.00	$12.67
Accumulation units outstanding at the end of period	—	58,012	58,437	72,287	73,367	93,833	116,988

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$23.59	$19.84	$19.07	$19.46	$18.76	$15.58	$13.75
End of period	$21.79	$23.59	$19.84	$19.07	$19.46	$18.76	$15.58
Accumulation units outstanding at the end of period	—	—	4,797	4,872	10,612	8,150	5,014

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.07	$14.71	$14.19	$14.62	$14.31	$13.20	$12.11
End of period	$15.24	$16.07	$14.71	$14.19	$14.62	$14.31	$13.20
Accumulation units outstanding at the end of period	—	75,738	94,475	100,034	143,524	132,950	108,963

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.09	$18.51	$17.84	$18.31	$17.84	$15.68	$14.03
End of period	$19.69	$21.09	$18.51	$17.84	$18.31	$17.84	$15.68
Accumulation units outstanding at the end of period	—	3,211	23,731	65,159	41,163	26,169	3,321

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.61	$11.46	$9.9	N/A	N/A	N/A	N/A
End of period	$10.50	$12.61	$11.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,310	2,310	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.88	$18.23	$16.48	$18.18	$15.97	$10.72	N/A
End of period	$17.34	$19.88	$18.23	$16.48	$18.18	$15.97	N/A
Accumulation units outstanding at the end of period	—	442	8,091	371	368	3,703	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$66.35	$50.55	$50.75	$46.67	$43.71	$32.10	$27.50
End of period	$64.23	$66.35	$50.55	$50.75	$46.67	$43.71	$32.10
Accumulation units outstanding at the end of period	—	9,028	6,616	2,255	2,059	6,764	1,899

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$98.34	$80.44	$77.20	$73.83	$66.62	$49.69	$44.55
End of period	$94.20	$98.34	$80.44	$77.20	$73.83	$66.62	$49.69
Accumulation units outstanding at the end of period	—	1,180	1,272	1,414	1,411	2,321	1,305

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.81	$9.87	$9.91	$10.06	$10.20	$10.37	$10.31
End of period	$9.74	$9.81	$9.87	$9.91	$10.06	$10.20	$10.37
Accumulation units outstanding at the end of period	—	3,008	2,837	2,824	2,897	16,139	17,612

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$29.24	$25.08	$23.04	$23.90	$21.49	$15.95	$13.61
End of period	$25.97	$29.24	$25.08	$23.04	$23.90	$21.49	$15.95
Accumulation units outstanding at the end of period	—	2,263	318	741	323	1,517	1,539

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$43.67	$39.53	$36.31	$37.32	$34.59	$29.51	$27.29
End of period	$41.43	$43.67	$39.53	$36.31	$37.32	$34.59	$29.51
Accumulation units outstanding at the end of period	—	3,315	1,373	1,030	4,421	1,140	823

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.74	$10.92	$11.11	$11.32	$11.52	$11.73	$11.94
End of period	$10.66	$10.74	$10.92	$11.11	$11.32	$11.52	$11.73
Accumulation units outstanding at the end of period	—	12,902	36,383	12,669	2,011	10,766	51,088

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$35.97	$31.79	$28.54	$29.99	$27.43	$21.31	$18.65
End of period	$31.69	$35.97	$31.79	$28.54	$29.99	$27.43	$21.31
Accumulation units outstanding at the end of period	—	777	789	802	796	893	1,320

Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.91	$12.96	$11.64	$12.88	$12.79	$11.49	N/A
End of period	$12.99	$13.91	$12.96	$11.64	$12.88	$12.79	N/A
Accumulation units outstanding at the end of period	—	—	—	7,826	7,816	8,076	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.32	$12.25	$11.93	$12.62	$12.52	$14.12	N/A
End of period	$11.76	$12.32	$12.25	$11.93	$12.62	$12.52	N/A
Accumulation units outstanding at the end of period	—	—	—	7,828	8,061	8,001	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.75	$13.60	$13.20	$13.68	$13.49	$12.51	N/A
End of period	$13.90	$14.75	$13.60	$13.20	$13.68	$13.49	N/A
Accumulation units outstanding at the end of period	—	—	—	4,644	4,693	4,739	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Mailing Address and Contact Information
Jackson of NY Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-599-5651 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2019

PERSPECTIVE ADVISORS IISM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29, 2019. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-599-5651.

1

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” “STANDARD & POOR’S 500 ® ,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

2

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

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SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

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THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Capital Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS

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OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

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None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of each Investment Division within JNLNY Separate Account I and Jackson of NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215 .

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $501,239 in 2016, $491,607 in 2017, and $502,230 in 2018 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

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Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

For Perspective Advisors II SM contracts, the aggregate amount of commissions paid to broker/dealers was $1,085,253 in 2016, $1,069,623 in 2017, and $1,032,681 in 2018. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.

b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/WMC Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division’s yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner’s investment in the JNL/WMC Government Money Market Division nor that Division’s investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY’s Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.

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For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

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Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 144 Investment Divisions and at least one Fixed Account option, and, if more than 99 Allocation Options are offered, a Contract owner can select no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional

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guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitants and

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beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled

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(within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY’s administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

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On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax‑sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $6,000 for 2019. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2019, these levels are $122,000 in the case of single taxpayers, $193,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $6,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

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(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. A s a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $19,000 elective deferral limitation in 2019. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate

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rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see “Income Payments (The Income Phase)” in the Prospectus.

17

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

18

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$17.98	$16.05	$15.45	$16.13	$16.11	$14.44	$13.26
End of period	$16.39	$17.98	$16.05	$15.45	$16.13	$16.11	$14.44
Accumulation units outstanding at the end of period	—	32,949	34,042	47,718	51,523	51,738	51,951

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.21	$17.69	$15.26	$16.11	$14.30	$11.50	N/A
End of period	$18.02	$20.21	$17.69	$15.26	$16.11	$14.30	N/A
Accumulation units outstanding at the end of period	—	479	484	490	495	499	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.04	$12.23	$12.27	$12.53	$12.56	$10.02	N/A
End of period	$13.15	$15.04	$12.23	$12.27	$12.53	$12.56	N/A
Accumulation units outstanding at the end of period	—	283	286	289	292	295	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$12.96	$10.26	$9.98	$10.57	$11.75	$10.82	N/A
End of period	$10.87	$12.96	$10.26	$9.98	$10.57	$11.75	N/A
Accumulation units outstanding at the end of period	—	262	264	267	270	273	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.83	$8.23	$6.64	$8.89	$10.58	$9.87	$9.99
End of period	$6.35	$7.83	$8.23	$6.64	$8.89	$10.58	$9.87
Accumulation units outstanding at the end of period	—	265	268	271	274	276	279

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.36	$11.41	$11.64	$12.32	$14.06	$11.81	N/A
End of period	$11.60	$14.36	$11.41	$11.64	$12.32	$14.06	N/A
Accumulation units outstanding at the end of period	—	489	494	500	505	510	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.34	$17.76	$17.65	$17.94	$17.61	$18.36	$17.34
End of period	$17.89	$18.34	$17.76	$17.65	$17.94	$17.61	$18.36
Accumulation units outstanding at the end of period	—	290	294	297	300	303	306

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.87	$10.30	$9.51	$10.37	$10.84	$8.49	$7.10
End of period	$9.90	$11.87	$10.30	$9.51	$10.37	$10.84	$8.49
Accumulation units outstanding at the end of period	—	677	684	692	699	705	712

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.13	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,135	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.01	$12.29	$10.84	$11.61	$11.04	$8.78	N/A
End of period	$11.60	$13.01	$12.29	$10.84	$11.61	$11.04	N/A
Accumulation units outstanding at the end of period	—	613	619	626	633	639	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.59	$15.37	$15.32	$15.79	$14.01	$13.91	$11.07
End of period	$15.22	$16.59	$15.37	$15.32	$15.79	$14.01	$13.91
Accumulation units outstanding at the end of period	—	202	204	207	209	211	213

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.13	$16.68	N/A	N/A	N/A	N/A	N/A
End of period	$16.75	$20.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	369	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.08	$18.00	$18.11	$18.40	$17.82	$18.85	$18.57
End of period	$17.79	$18.08	$18.00	$18.11	$18.40	$17.82	$18.85
Accumulation units outstanding at the end of period	—	654	—	—	—	4,206	2,666

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.03	$12.91	$12.93	$13.21	$12.77	$13.40	$13.20
End of period	$12.69	$13.03	$12.91	$12.93	$13.21	$12.77	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	5,934	3,767

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.98	$17.23	$17.56	N/A	N/A	N/A	N/A
End of period	$19.54	$22.98	$17.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	414	419	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$12.74	$12.36	$13.02	$12.87	$14.46	$13.61
End of period	$12.33	$12.87	$12.74	$12.36	$13.02	$12.87	$14.46
Accumulation units outstanding at the end of period	—	372	376	380	384	4,921	5,249

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.36	$18.38	$16.03	$17.57	$17.91	$16.90	$14.77
End of period	$17.96	$19.36	$18.38	$16.03	$17.57	$17.91	$16.90
Accumulation units outstanding at the end of period	—	—	—	—	—	8,017	8,339

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.78	$19.27	N/A	N/A	N/A	N/A	N/A
End of period	$20.00	$21.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	353	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.46	$18.93	$18.25	$18.66	$18.03	$15.02	$13.29
End of period	$20.69	$22.46	$18.93	$18.25	$18.66	$18.03	$15.02
Accumulation units outstanding at the end of period	—	2,651	2,676	2,703	2,730	2,753	2,778

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.07	$17.66	$17.07	$17.56	$17.15	$15.11	$13.56
End of period	$18.70	$20.07	$17.66	$17.07	$17.56	$17.15	$15.11
Accumulation units outstanding at the end of period	—	5,931	5,931	5,931	5,931	5,931	5,931

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$62.69	$47.88	N/A	N/A	N/A	N/A	N/A
End of period	$60.54	$62.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	133	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.52	$9.61	$9.67	$9.84	$10.00	$10.20	N/A
End of period	$9.43	$9.52	$9.61	$9.67	$9.84	$10.00	N/A
Accumulation units outstanding at the end of period	—	1,230	—	—	—	7,919	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.98	$24.06	N/A	N/A	N/A	N/A	N/A
End of period	$24.78	$27.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	287	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.15	$10.34	$10.56	$10.78	$11.00	$11.23	$11.46
End of period	$10.05	$10.15	$10.34	$10.56	$10.78	$11.00	$11.23
Accumulation units outstanding at the end of period	—	—	—	—	—	1,043	10,711

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
20

Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$14.88	$12.12	$12.17	$12.45	$12.50	$9.99	N/A
End of period	$12.99	$14.88	$12.12	$12.17	$12.45	$12.50	N/A
Accumulation units outstanding at the end of period	—	—	108	108	112	116	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$12.82	$10.17	$9.90	$10.50	$11.69	$10.78	N/A
End of period	$10.73	$12.82	$10.17	$9.90	$10.50	$11.69	N/A
Accumulation units outstanding at the end of period	—	—	385	388	364	351	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.73	$12.63	$12.67	$12.97	$12.55	$13.19	N/A
End of period	$12.38	$12.73	$12.63	$12.67	$12.97	$12.55	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	386	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$10.88	$8.17	$7.59	N/A	N/A	N/A	N/A
End of period	$9.02	$10.88	$8.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	636	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.20	$14.88	$15.09	$15.59	$16.97	$14.29	N/A
End of period	$15.33	$18.20	$14.88	$15.09	$15.59	$16.97	N/A
Accumulation units outstanding at the end of period	—	—	340	336	324	329	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.91	$17.64	$16.19	$16.40	$14.83	$11.51	N/A
End of period	$19.45	$20.91	$17.64	$16.19	$16.40	$14.83	N/A
Accumulation units outstanding at the end of period	—	—	310	345	368	397	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.45	$23.96	$19.46	$20.84	$20.36	$15.03	N/A
End of period	$23.56	$26.45	$23.96	$19.46	$20.84	$20.36	N/A
Accumulation units outstanding at the end of period	—	—	251	268	283	306	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2018

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Assets
Investments, at fair value	$76,550,162	$227,958	$23,376,160	$72,678	$135,663,584	$—	$13,798,752
Receivables:
Investments in Fund shares sold	12,977	8	2,590	3	44,837	—	3,441
Investment Division units sold	30,181	—	20,728	—	52,700	—	21
Total assets	76,593,320	227,966	23,399,478	72,681	135,761,121	—	13,802,214

Liabilities
Payables:
Investments in Fund shares purchased	30,181	—	20,728	—	52,700	—	21
Investment Division units redeemed	4,252	—	466	—	29,474	—	2,263
Insurance fees due to Jackson
of New York	8,725	8	2,124	3	15,363	—	1,178
Total liabilities	43,158	8	23,318	3	97,537	—	3,462
Net assets	$76,550,162	$227,958	$23,376,160	$72,678	$135,663,584	$—	$13,798,752

Investments in Funds, shares outstanding	6,582,129	19,517	2,036,251	6,303	11,002,724	—	1,375,748
Investments in Funds, at cost	$73,895,134	$256,476	$23,397,816	$74,505	$126,924,119	$—	$14,500,977

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(a)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(a)	JNL Institutional Alt 100 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,209,388	551	236,398	102	2,180,621	2	171,811
Total expenses	1,209,388	551	236,398	102	2,180,621	2	171,811
Net investment income (loss)	(1,209,388)	(551)	(236,398)	(102)	(2,180,621)	(2)	(171,811)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,366,291	(331)	181,027	(11)	3,931,768	(101)	(11,788)
Net change in unrealized appreciation
(depreciation) on investments	(11,305,690)	(28,518)	(908,624)	(1,827)	(17,756,497)	—	(896,362)
Net realized and unrealized gain (loss)	(8,939,399)	(28,849)	(727,597)	(1,838)	(13,824,729)	(101)	(908,150)

Net change in net assets
from operations	$(10,148,787)	$(29,400)	$(963,995)	$(1,940)	$(16,005,350)	$(103)	$(1,079,961)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Assets
Investments, at fair value	$126,769,144	$—	$91,358,850	$—	$22,239,375	$39,054	$11,719,464
Receivables:
Investments in Fund shares sold	57,770	—	173,522	—	1,991	1	2,589
Investment Division units sold	14,159	—	115,552	—	14,432	—	784
Total assets	126,841,073	—	91,647,924	—	22,255,798	39,055	11,722,837

Liabilities
Payables:
Investments in Fund shares purchased	14,159	—	115,552	—	14,432	—	784
Investment Division units redeemed	42,006	—	162,127	—	142	—	1,536
Insurance fees due to Jackson
of New York	15,764	—	11,395	—	1,849	1	1,053
Total liabilities	71,929	—	289,074	—	16,423	1	3,373
Net assets	$126,769,144	$—	$91,358,850	$—	$22,239,375	$39,054	$11,719,464

Investments in Funds, shares outstanding	7,977,920	—	5,688,596	—	1,747,005	3,061	1,030,736
Investments in Funds, at cost	$126,177,646	$—	$90,806,305	$—	$22,201,913	$43,007	$11,935,444

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I(a)	JNL iShares Tactical Moderate Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$313,115	$662	$210,078
Expenses
Asset-based charges	2,239,562	—	1,619,236	—	225,791	35	134,177
Total expenses	2,239,562	—	1,619,236	—	225,791	35	134,177
Net investment income (loss)	(2,239,562)	—	(1,619,236)	—	87,324	627	75,901

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	263,017	484	78,090
Investments	1,801,482	—	1,589,652	—	142,735	(10)	273,176
Net change in unrealized appreciation
(depreciation) on investments	(11,371,537)	—	(7,817,282)	—	(2,897,964)	(3,953)	(1,266,957)
Net realized and unrealized gain (loss)	(9,570,055)	—	(6,227,630)	—	(2,492,212)	(3,479)	(915,691)

Net change in net assets
from operations	$(11,809,617)	$—	$(7,846,866)	$—	$(2,404,888)	$(2,852)	$(839,790)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$—	$23,716,166	$—	$39,567,842	$23,498	$138,079,377	$40,266
Receivables:
Investments in Fund shares sold	—	2,172	—	5,224	1	32,446	1
Investment Division units sold	—	37,187	—	68,604	—	2,472	—
Total assets	—	23,755,525	—	39,641,670	23,499	138,114,295	40,267

Liabilities
Payables:
Investments in Fund shares purchased	—	37,187	—	68,604	—	2,472	—
Investment Division units redeemed	—	170	—	1,510	—	17,266	—
Insurance fees due to Jackson
of New York	—	2,002	—	3,714	1	15,180	1
Total liabilities	—	39,359	—	73,828	1	34,918	1
Net assets	$—	$23,716,166	$—	$39,567,842	$23,498	$138,079,377	$40,266

Investments in Funds, shares outstanding	—	1,947,140	—	3,162,897	1,872	10,787,451	3,134
Investments in Funds, at cost	$—	$23,611,897	$—	$38,931,894	$24,883	$132,322,957	$41,864

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I(a)	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$387,477	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	257,888	—	430,045	30	2,053,477	36
Total expenses	—	257,888	—	430,045	30	2,053,477	36
Net investment income (loss)	—	129,589	—	(430,045)	(30)	(2,053,477)	(36)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	378,545	—	—	—	—	—
Investments	—	640,891	—	581,964	(5)	3,052,480	(4)
Net change in unrealized appreciation
(depreciation) on investments	—	(3,209,386)	—	(2,586,754)	(1,385)	(13,117,657)	(1,598)
Net realized and unrealized gain (loss)	—	(2,189,950)	—	(2,004,790)	(1,390)	(10,065,177)	(1,602)

Net change in net assets
from operations	$—	$(2,060,361)	$—	$(2,434,835)	$(1,420)	$(12,118,654)	$(1,638)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Assets
Investments, at fair value	$1,292,152	$50,283	$7,418,290	$46,316	$91,625,996	$50,318	$43,654,948
Receivables:
Investments in Fund shares sold	243	4	52,659	2	165,005	12	10,493
Investment Division units sold	—	—	52,351	—	261,382	—	82,849
Total assets	1,292,395	50,287	7,523,300	46,318	92,052,383	50,330	43,748,290

Liabilities
Payables:
Investments in Fund shares purchased	—	—	52,351	—	261,382	—	82,849
Investment Division units redeemed	142	—	51,847	—	153,807	10	5,322
Insurance fees due to Jackson
of New York	101	4	812	2	11,198	2	5,171
Total liabilities	243	4	105,010	2	426,387	12	93,342
Net assets	$1,292,152	$50,283	$7,418,290	$46,316	$91,625,996	$50,318	$43,654,948

Investments in Funds, shares outstanding	131,852	6,223	673,166	4,199	3,887,399	2,028	3,842,865
Investments in Funds, at cost	$1,303,512	$53,669	$8,203,594	$53,855	$98,672,780	$62,352	$53,410,537

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(b)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(b)	JNL Multi-Manager Small Cap Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$124	$—	$—	$157,392
Expenses
Asset-based charges	13,124	42	84,925	55	1,474,916	253	764,329
Total expenses	13,124	42	84,925	55	1,474,916	253	764,329
Net investment income (loss)	(13,124)	(42)	(84,925)	69	(1,474,916)	(253)	(606,937)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	393,121	1,936	6,986,535	9,626	6,242,455
Investments	1,987	(2)	73,187	(17)	3,348,403	(19,760)	335,032
Net change in unrealized appreciation
(depreciation) on investments	(55,328)	(3,386)	(1,052,485)	(7,539)	(14,186,005)	(12,034)	(14,440,632)
Net realized and unrealized gain (loss)	(53,341)	(3,388)	(586,177)	(5,620)	(3,851,067)	(22,168)	(7,863,145)

Net change in net assets
from operations	$(66,465)	$(3,430)	$(671,102)	$(5,551)	$(5,325,983)	$(22,421)	$(8,470,082)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Assets
Investments, at fair value	$25,704	$823,514	$4,269,832	$70,949,841	$41,474	$219,020,443	$122,490
Receivables:
Investments in Fund shares sold	1	59	346	28,156	2	275,073	5
Investment Division units sold	—	—	8	362,754	—	276,189	—
Total assets	25,705	823,573	4,270,186	71,340,751	41,476	219,571,705	122,495

Liabilities
Payables:
Investments in Fund shares purchased	—	—	8	362,754	—	276,189	—
Investment Division units redeemed	—	28	—	19,502	—	247,323	—
Insurance fees due to Jackson
of New York	1	31	346	8,654	2	27,750	5
Total liabilities	1	59	354	390,910	2	551,262	5
Net assets	$25,704	$823,514	$4,269,832	$70,949,841	$41,474	$219,020,443	$122,490

Investments in Funds, shares outstanding	2,259	80,421	405,878	6,888,334	3,887	10,880,300	6,001
Investments in Funds, at cost	$33,895	$907,213	$4,447,158	$76,373,131	$45,015	$192,656,647	$137,815

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL S&P 500 Index Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)
Investment Income
Dividends	$166	$—	$43,888	$456,420	$312	$—	$—
Expenses
Asset-based charges	28	1,248	54,971	991,997	40	3,824,799	237
Total expenses	28	1,248	54,971	991,997	40	3,824,799	237
Net investment income (loss)	138	(1,248)	(11,083)	(535,577)	272	(3,824,799)	(237)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,202	—	—	3,967,488	2,349	—	—
Investments	(6)	(5,874)	124,822	360,320	(11)	11,855,080	(24)
Net change in unrealized appreciation
(depreciation) on investments	(8,191)	(83,699)	(571,771)	(8,715,009)	(3,541)	(33,507,350)	(15,325)
Net realized and unrealized gain (loss)	(4,995)	(89,573)	(446,949)	(4,387,201)	(1,203)	(21,652,270)	(15,349)

Net change in net assets
from operations	$(4,857)	$(90,821)	$(458,032)	$(4,922,778)	$(931)	$(25,477,069)	$(15,586)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Assets
Investments, at fair value	$1,525,535	$9,469	$28,859,353	$26,822	$15,785,024	$70,616	$35,573,670
Receivables:
Investments in Fund shares sold	1,151	—	23,704	1	18,857	3	20,784
Investment Division units sold	20,468	—	4,780	6,791	25,052	—	11,760
Total assets	1,547,154	9,469	28,887,837	33,614	15,828,933	70,619	35,606,214

Liabilities
Payables:
Investments in Fund shares purchased	20,468	—	4,780	6,791	25,052	—	11,760
Investment Division units redeemed	986	—	20,125	—	17,445	—	16,398
Insurance fees due to Jackson
of New York	165	—	3,579	1	1,412	3	4,386
Total liabilities	21,619	—	28,484	6,792	43,909	3	32,544
Net assets	$1,525,535	$9,469	$28,859,353	$26,822	$15,785,024	$70,616	$35,573,670

Investments in Funds, shares outstanding	162,119	1,004	2,743,284	2,528	1,220,806	5,445	2,807,709
Investments in Funds, at cost	$1,571,608	$9,951	$29,305,229	$26,856	$16,590,587	$81,334	$37,602,335

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(b)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(b)	JNL/American Funds Global Small Capitalization Fund - Class A
Investment Income
Dividends	$—	$—	$174,357	$164	$48,909	$299	$43,299
Expenses
Asset-based charges	3,902	14	440,607	28	155,743	120	602,986
Total expenses	3,902	14	440,607	28	155,743	120	602,986
Net investment income (loss)	(3,902)	(14)	(266,250)	136	(106,834)	179	(559,687)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	298,161	1,253	247,735
Investments	(4,864)	(1)	(70,944)	(2)	408,769	(14)	553,320
Net change in unrealized appreciation
(depreciation) on investments	(46,073)	(482)	(638,605)	(34)	(2,512,722)	(10,718)	(5,240,988)
Net realized and unrealized gain (loss)	(50,937)	(483)	(709,549)	(36)	(1,805,792)	(9,479)	(4,439,933)

Net change in net assets
from operations	$(54,839)	$(497)	$(975,799)	$100	$(1,912,626)	$(9,300)	$(4,999,620)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Assets
Investments, at fair value	$25,909	$105,778,311	$67,165	$40,042,391	$193,079	$334,845,513	$600,255
Receivables:
Investments in Fund shares sold	1	103,382	3	3,961	196	435,509	242
Investment Division units sold	—	550,980	—	412,955	—	390,496	25,579
Total assets	25,910	106,432,673	67,168	40,459,307	193,275	335,671,518	626,076

Liabilities
Payables:
Investments in Fund shares purchased	—	550,980	—	412,955	—	390,496	25,579
Investment Division units redeemed	—	90,732	—	314	189	395,989	220
Insurance fees due to Jackson
of New York	1	12,650	3	3,647	7	39,520	22
Total liabilities	1	654,362	3	416,916	196	826,005	25,821
Net assets	$25,909	$105,778,311	$67,165	$40,042,391	$193,079	$334,845,513	$600,255

Investments in Funds, shares outstanding	2,016	6,846,493	4,328	1,876,401	9,010	15,395,196	27,222
Investments in Funds, at cost	$29,704	$98,143,476	$71,732	$36,182,909	$211,484	$283,340,034	$654,452

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I(a)	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)
Investment Income
Dividends	$49	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	31	1,578,522	71	357,397	319	4,963,907	783
Total expenses	31	1,578,522	71	357,397	319	4,963,907	783
Net investment income (loss)	18	(1,578,522)	(71)	(357,397)	(319)	(4,963,907)	(783)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	141	—	—	—	—	—	—
Investments	(6)	2,337,097	(14)	1,449,044	(2,429)	15,856,837	(4,305)
Net change in unrealized appreciation
(depreciation) on investments	(3,795)	(9,017,194)	(4,567)	(2,762,979)	(18,405)	(25,084,045)	(54,197)
Net realized and unrealized gain (loss)	(3,660)	(6,680,097)	(4,581)	(1,313,935)	(20,834)	(9,227,208)	(58,502)

Net change in net assets
from operations	$(3,642)	$(8,258,619)	$(4,652)	$(1,671,332)	$(21,153)	$(14,191,115)	$(59,285)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Assets
Investments, at fair value	$92,420,559	$224,824	$121,943,247	$—	$60,969,536	$56,139	$32,323,108
Receivables:
Investments in Fund shares sold	392,782	13	34,698	—	20,793	2	9,597
Investment Division units sold	442,543	13,607	102,946	—	22,910	6,796	19,393
Total assets	93,255,884	238,444	122,080,891	—	61,013,239	62,937	32,352,098

Liabilities
Payables:
Investments in Fund shares purchased	442,543	13,607	102,946	—	22,910	6,796	19,393
Investment Division units redeemed	381,771	5	19,993	—	13,106	—	5,498
Insurance fees due to Jackson
of New York	11,011	8	14,705	—	7,687	2	4,099
Total liabilities	835,325	13,620	137,644	—	43,703	6,798	28,990
Net assets	$92,420,559	$224,824	$121,943,247	$—	$60,969,536	$56,139	$32,323,108

Investments in Funds, shares outstanding	7,305,973	17,564	8,581,509	—	5,448,573	4,964	3,026,508
Investments in Funds, at cost	$96,253,417	$254,628	$113,127,596	$—	$63,316,401	$61,649	$34,382,552

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Investment Income
Dividends	$909,981	$2,442	$—	$—	$365,828	$336	$167,536
Expenses
Asset-based charges	1,511,516	376	1,840,178	—	1,026,863	92	591,422
Total expenses	1,511,516	376	1,840,178	—	1,026,863	92	591,422
Net investment income (loss)	(601,535)	2,066	(1,840,178)	—	(661,035)	244	(423,886)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	922,175	2,044	—	—	31,516	21	987,611
Investments	2,470,338	(126)	3,104,255	—	1,026,038	(25)	736,715
Net change in unrealized appreciation
(depreciation) on investments	(18,720,283)	(29,804)	(9,009,614)	—	(11,601,969)	(5,510)	(6,878,607)
Net realized and unrealized gain (loss)	(15,327,770)	(27,886)	(5,905,359)	—	(10,544,415)	(5,514)	(5,154,281)

Net change in net assets
from operations	$(15,929,305)	$(25,820)	$(7,745,537)	$—	$(11,205,450)	$(5,270)	$(5,578,167)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value	$—	$9,523,450	$1,770,159	$165,826,541	$10,211	$2,900,443	$38,329,175
Receivables:
Investments in Fund shares sold	—	956	150	239,926	—	250	15,721
Investment Division units sold	—	—	43	220,186	10,211	—	39,466
Total assets	—	9,524,406	1,770,352	166,286,653	20,422	2,900,693	38,384,362

Liabilities
Payables:
Investments in Fund shares purchased	—	—	43	220,186	10,211	—	39,466
Investment Division units redeemed	—	137	—	220,616	—	5	11,171
Insurance fees due to Jackson
of New York	—	819	150	19,310	—	245	4,550
Total liabilities	—	956	193	460,112	10,211	250	55,187
Net assets	$—	$9,523,450	$1,770,159	$165,826,541	$10,211	$2,900,443	$38,329,175

Investments in Funds, shares outstanding	—	1,254,736	161,070	14,610,268	892	305,631	5,398,475
Investments in Funds, at cost	$—	$12,056,452	$2,645,299	$172,302,754	$10,211	$3,045,967	$48,674,954

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$19,503	$1,287,436	$—	$—	$897,072
Expenses
Asset-based charges	—	113,005	20,241	2,636,365	—	33,331	678,145
Total expenses	—	113,005	20,241	2,636,365	—	33,331	678,145
Net investment income (loss)	—	(113,005)	(738)	(1,348,929)	—	(33,331)	218,927

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	202,765	3,292,945	—	—	—
Investments	—	(485,232)	(125,614)	1,469,115	—	(19,777)	(920,749)
Net change in unrealized appreciation
(depreciation) on investments	—	(541,436)	(234,158)	(19,956,487)	—	(32,970)	(8,038,362)
Net realized and unrealized gain (loss)	—	(1,026,668)	(157,007)	(15,194,427)	—	(52,747)	(8,959,111)

Net change in net assets
from operations	$—	$(1,139,673)	$(157,745)	$(16,543,356)	$—	$(86,078)	$(8,740,184)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Assets
Investments, at fair value	$—	$168,776,242	$192,399	$2,051,067	$64,937	$38,421,606	$4,013
Receivables:
Investments in Fund shares sold	—	641,712	214	215	2	122,472	—
Investment Division units sold	—	655,058	—	—	—	129,413	—
Total assets	—	170,073,012	192,613	2,051,282	64,939	38,673,491	4,013

Liabilities
Payables:
Investments in Fund shares purchased	—	655,058	—	—	—	129,413	—
Investment Division units redeemed	—	621,042	207	42	—	117,783	—
Insurance fees due to Jackson
of New York	—	20,670	7	173	2	4,689	—
Total liabilities	—	1,296,770	214	215	2	251,885	—
Net assets	$—	$168,776,242	$192,399	$2,051,067	$64,937	$38,421,606	$4,013

Investments in Funds, shares outstanding	—	4,965,468	5,424	211,232	6,653	2,760,173	281
Investments in Funds, at cost	$—	$159,365,026	$223,600	$2,205,149	$71,735	$42,478,212	$3,999

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I(b)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(b)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(b)
Investment Income
Dividends	$—	$—	$—	$—	$—	$700,317	$—
Expenses
Asset-based charges	—	2,645,402	530	20,652	98	649,009	1
Total expenses	—	2,645,402	530	20,652	98	649,009	1
Net investment income (loss)	—	(2,645,402)	(530)	(20,652)	(98)	51,308	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	14,759,412	24,178	62,938	2,079	—	—
Investments	—	10,530,213	(29,907)	8,034	(12)	401,024	—
Net change in unrealized appreciation
(depreciation) on investments	—	(24,587,367)	(31,201)	(276,890)	(6,798)	(9,172,070)	14
Net realized and unrealized gain (loss)	—	702,258	(36,930)	(205,918)	(4,731)	(8,771,046)	14

Net change in net assets
from operations	$—	$(1,943,144)	$(37,460)	$(226,570)	$(4,829)	$(8,719,738)	$13

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value	$6,288,818	$152,343	$5,333,901	$21,107	$7,640,366	$36,765	$8,344,907
Receivables:
Investments in Fund shares sold	1,775	6	4,394	1	1,195	2	1,041
Investment Division units sold	3,836	—	3,040	—	1,021	—	—
Total assets	6,294,429	152,349	5,341,335	21,108	7,642,582	36,767	8,345,948

Liabilities
Payables:
Investments in Fund shares purchased	3,836	—	3,040	—	1,021	—	—
Investment Division units redeemed	1,065	—	3,806	—	347	—	115
Insurance fees due to Jackson
of New York	710	6	588	1	848	2	926
Total liabilities	5,611	6	7,434	1	2,216	2	1,041
Net assets	$6,288,818	$152,343	$5,333,901	$21,107	$7,640,366	$36,765	$8,344,907

Investments in Funds, shares outstanding	580,685	14,015	533,390	2,130	786,046	3,771	846,339
Investments in Funds, at cost	$6,659,256	$167,995	$5,643,837	$23,047	$8,433,166	$39,884	$8,907,147

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$253,217	$1,165	$—	$—	$—
Expenses
Asset-based charges	81,319	217	69,774	29	65,592	32	93,867
Total expenses	81,319	217	69,774	29	65,592	32	93,867
Net investment income (loss)	(81,319)	(217)	183,443	1,136	(65,592)	(32)	(93,867)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	40,684	146	1,099	4	777
Investments	(67,239)	(3,978)	13,381	(5)	(4,917)	(9)	(1,590)
Net change in unrealized appreciation
(depreciation) on investments	(380,854)	(15,652)	(423,214)	(1,940)	(825,359)	(3,119)	(667,143)
Net realized and unrealized gain (loss)	(448,093)	(19,630)	(369,149)	(1,799)	(829,177)	(3,124)	(667,956)

Net change in net assets
from operations	$(529,412)	$(19,847)	$(185,706)	$(663)	$(894,769)	$(3,156)	$(761,823)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Assets
Investments, at fair value	$—	$55,419,163	$24,252	$5,250,891	$5,149	$205,261,383	$41,887
Receivables:
Investments in Fund shares sold	—	11,395	1	802	—	346,324	1
Investment Division units sold	—	27,109	—	136	—	167,998	16,954
Total assets	—	55,457,667	24,253	5,251,829	5,149	205,775,705	58,842

Liabilities
Payables:
Investments in Fund shares purchased	—	27,109	—	136	—	167,998	16,954
Investment Division units redeemed	—	5,038	—	341	—	321,867	—
Insurance fees due to Jackson
of New York	—	6,357	1	461	—	24,457	1
Total liabilities	—	38,504	1	938	—	514,322	16,955
Net assets	$—	$55,419,163	$24,252	$5,250,891	$5,149	$205,261,383	$41,887

Investments in Funds, shares outstanding	—	4,498,309	1,856	707,667	693	16,355,489	3,096
Investments in Funds, at cost	$—	$52,399,471	$24,660	$6,972,624	$7,386	$208,052,097	$42,363

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Investment Income
Dividends	$—	$575,419	$—	$19,232	$39	$2,177,163	$240
Expenses
Asset-based charges	—	882,498	6	50,455	11	3,210,949	29
Total expenses	—	882,498	6	50,455	11	3,210,949	29
Net investment income (loss)	—	(307,079)	(6)	(31,223)	28	(1,033,786)	211

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,009,938	—	890,750	947	3,073,835	269
Investments	—	3,033,332	—	(108,811)	(5)	44,537	(2)
Net change in unrealized appreciation
(depreciation) on investments	—	(9,194,440)	(408)	(1,685,362)	(2,237)	(6,460,415)	(476)
Net realized and unrealized gain (loss)	—	(5,151,170)	(408)	(903,423)	(1,295)	(3,342,043)	(209)

Net change in net assets
from operations	$—	$(5,458,249)	$(414)	$(934,646)	$(1,267)	$(4,375,829)	$2

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Assets
Investments, at fair value	$1,233,830	$38,001	$45,992,388	$56,087	$91,579,467	$43,239	$2,936,142
Receivables:
Investments in Fund shares sold	5,425	1	83,699	2	59,690	2	242
Investment Division units sold	3,040	10,167	106,664	—	22,979	—	63
Total assets	1,242,295	48,169	46,182,751	56,089	91,662,136	43,241	2,936,447

Liabilities
Payables:
Investments in Fund shares purchased	3,040	10,167	106,664	—	22,979	—	63
Investment Division units redeemed	5,308	—	78,385	—	49,711	—	—
Insurance fees due to Jackson
of New York	117	1	5,314	2	9,979	2	242
Total liabilities	8,465	10,168	190,363	2	82,669	2	305
Net assets	$1,233,830	$38,001	$45,992,388	$56,087	$91,579,467	$43,239	$2,936,142

Investments in Funds, shares outstanding	116,071	3,637	3,703,091	4,509	8,582,893	4,056	323,720
Investments in Funds, at cost	$1,254,552	$39,105	$53,485,674	$70,749	$92,747,515	$44,174	$3,154,839

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Investment Income
Dividends	$—	$598	$380,900	$560	$2,968,121	$1,639	$—
Expenses
Asset-based charges	8,607	24	604,111	98	1,096,444	72	30,632
Total expenses	8,607	24	604,111	98	1,096,444	72	30,632
Net investment income (loss)	(8,607)	574	(223,211)	462	1,871,677	1,567	(30,632)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	14,759	434	5,850,535	6,766	—	—	—
Investments	(1,361)	(4)	183,521	(15)	(151,588)	(31)	(19,309)
Net change in unrealized appreciation
(depreciation) on investments	(35,389)	(1,104)	(9,309,774)	(14,662)	(1,173,935)	(935)	(224,476)
Net realized and unrealized gain (loss)	(21,991)	(674)	(3,275,718)	(7,911)	(1,325,523)	(966)	(243,785)

Net change in net assets
from operations	$(30,598)	$(100)	$(3,498,929)	$(7,449)	$546,154	$601	$(274,417)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Assets
Investments, at fair value	$—	$4,964,729	$26,130	$12,062,719	$—	$61,568,798	$—
Receivables:
Investments in Fund shares sold	—	905	1	52,668	—	40,694	—
Investment Division units sold	—	—	—	52,412	—	16,363	—
Total assets	—	4,965,634	26,131	12,167,799	—	61,625,855	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	52,412	—	16,363	—
Investment Division units redeemed	—	336	—	51,590	—	33,533	—
Insurance fees due to Jackson
of New York	—	569	1	1,078	—	7,161	—
Total liabilities	—	905	1	105,080	—	57,057	—
Net assets	$—	$4,964,729	$26,130	$12,062,719	$—	$61,568,798	$—

Investments in Funds, shares outstanding	—	462,696	2,335	1,164,355	—	4,874,806	—
Investments in Funds, at cost	$—	$5,426,096	$29,827	$13,740,144	$—	$68,980,524	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I(a)
Investment Income
Dividends	$—	$323,883	$1,694	$149,071	$—	$2,128,147	$—
Expenses
Asset-based charges	—	40,495	50	139,865	2	980,159	2
Total expenses	—	40,495	50	139,865	2	980,159	2
Net investment income (loss)	—	283,388	1,644	9,206	(2)	1,147,988	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	820,758	—	—	—
Investments	—	23,312	(2)	44,104	123	(785,116)	(87)
Net change in unrealized appreciation
(depreciation) on investments	—	(706,315)	(3,697)	(2,401,734)	—	(5,726,435)	—
Net realized and unrealized gain (loss)	—	(683,003)	(3,699)	(1,536,872)	123	(6,511,551)	(87)

Net change in net assets
from operations	$—	$(399,615)	$(2,055)	$(1,527,666)	$121	$(5,363,563)	$(89)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Assets
Investments, at fair value	$66,311,006	$—	$72,263,816	$—	$27,919,397	$5,503	$43,472,059
Receivables:
Investments in Fund shares sold	95,105	—	24,876	—	28,014	—	25,098
Investment Division units sold	12,221	—	6,374	—	24,130	—	81
Total assets	66,418,332	—	72,295,066	—	27,971,541	5,503	43,497,238

Liabilities
Payables:
Investments in Fund shares purchased	12,221	—	6,374	—	24,130	—	81
Investment Division units redeemed	86,875	—	15,858	—	24,591	—	20,214
Insurance fees due to Jackson
of New York	8,230	—	9,018	—	3,423	—	4,884
Total liabilities	107,326	—	31,250	—	52,144	—	25,179
Net assets	$66,311,006	$—	$72,263,816	$—	$27,919,397	$5,503	$43,472,059

Investments in Funds, shares outstanding	6,022,798	—	5,712,555	—	3,002,086	590	4,021,467
Investments in Funds, at cost	$76,466,837	$—	$62,086,155	$—	$31,191,962	$6,840	$44,505,549

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Investment Income
Dividends	$1,120,472	$—	$—	$—	$616,992	$144	$—
Expenses
Asset-based charges	1,187,529	—	1,275,392	—	494,268	11	620,302
Total expenses	1,187,529	—	1,275,392	—	494,268	11	620,302
Net investment income (loss)	(67,057)	—	(1,275,392)	—	122,724	133	(620,302)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,424,789	—	—	—	1,509,775	294	—
Investments	(474,175)	—	3,771,189	—	403,885	(3)	(311,929)
Net change in unrealized appreciation
(depreciation) on investments	(9,554,174)	—	(11,318,666)	—	(7,411,484)	(1,337)	638,258
Net realized and unrealized gain (loss)	(7,603,560)	—	(7,547,477)	—	(5,497,824)	(1,046)	326,329

Net change in net assets
from operations	$(7,670,617)	$—	$(8,822,869)	$—	$(5,375,100)	$(913)	$(293,973)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Assets
Investments, at fair value	$14,513	$143,552,954	$5,141	$36,708,734	$—	$39,868,842	$—
Receivables:
Investments in Fund shares sold	1	249,105	—	76,009	—	21,774	—
Investment Division units sold	—	159,153	—	96,383	—	8,736	—
Total assets	14,514	143,961,212	5,141	36,881,126	—	39,899,352	—

Liabilities
Payables:
Investments in Fund shares purchased	—	159,153	—	96,383	—	8,736	—
Investment Division units redeemed	—	232,036	—	71,662	—	16,843	—
Insurance fees due to Jackson
of New York	1	17,069	—	4,347	—	4,931	—
Total liabilities	1	408,258	—	172,392	—	30,510	—
Net assets	$14,513	$143,552,954	$5,141	$36,708,734	$—	$39,868,842	$—

Investments in Funds, shares outstanding	1,330	13,121,842	491	4,293,419	—	3,947,410	—
Investments in Funds, at cost	$14,645	$148,821,404	$5,408	$42,897,127	$—	$42,225,246	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)
Investment Income
Dividends	$—	$6,921,173	$61	$1,077,442	$—	$531,985	$—
Expenses
Asset-based charges	24	2,295,301	4	682,453	—	701,513	—
Total expenses	24	2,295,301	4	682,453	—	701,513	—
Net investment income (loss)	(24)	4,625,872	57	394,989	—	(169,528)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,894,487	—	1,537,042	—
Investments	(2)	1,467,384	(2)	759,256	—	752,300	—
Net change in unrealized appreciation
(depreciation) on investments	(132)	(14,884,493)	(267)	(13,388,382)	—	(6,799,839)	—
Net realized and unrealized gain (loss)	(134)	(13,417,109)	(269)	(10,734,639)	—	(4,510,497)	—

Net change in net assets
from operations	$(158)	$(8,791,237)	$(212)	$(10,339,650)	$—	$(4,680,025)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Assets
Investments, at fair value	$55,159,266	$—	$9,056,808	$766,430	$2,620	$21,064,440	$28,990
Receivables:
Investments in Fund shares sold	71,678	—	5,989	123	—	22,157	1
Investment Division units sold	8,032	—	71	—	—	16,405	—
Total assets	55,238,976	—	9,062,868	766,553	2,620	21,103,002	28,991

Liabilities
Payables:
Investments in Fund shares purchased	8,032	—	71	—	—	16,405	—
Investment Division units redeemed	64,775	—	5,024	48	—	20,043	—
Insurance fees due to Jackson
of New York	6,903	—	965	75	—	2,114	1
Total liabilities	79,710	—	6,060	123	—	38,562	1
Net assets	$55,159,266	$—	$9,056,808	$766,430	$2,620	$21,064,440	$28,990

Investments in Funds, shares outstanding	4,929,336	—	861,732	85,730	292	2,282,171	3,134
Investments in Funds, at cost	$58,299,209	$—	$10,029,334	$832,274	$2,491	$26,533,124	$36,256

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)
Investment Income
Dividends	$1,487,837	$—	$22,622	$—	$—	$179,090	$284
Expenses
Asset-based charges	927,489	—	130,629	4,096	3	335,624	53
Total expenses	927,489	—	130,629	4,096	3	335,624	53
Net investment income (loss)	560,348	—	(108,007)	(4,096)	(3)	(156,534)	231

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	555,350	711
Investments	(942,416)	—	(203,492)	(12,905)	—	(272,063)	(10)
Net change in unrealized appreciation
(depreciation) on investments	(1,643,511)	—	(715,691)	(66,468)	129	(6,371,682)	(7,266)
Net realized and unrealized gain (loss)	(2,585,927)	—	(919,183)	(79,373)	129	(6,088,395)	(6,565)

Net change in net assets
from operations	$(2,025,579)	$—	$(1,027,190)	$(83,469)	$126	$(6,244,929)	$(6,334)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Assets
Investments, at fair value	$50,752	$72,150	$45,965,966	$6,787	$3,126,974	$—	$72,529,406
Receivables:
Investments in Fund shares sold	6	3	174,992	—	394	—	65,229
Investment Division units sold	2,470	—	154,062	6,787	—	—	7,041
Total assets	53,228	72,153	46,295,020	13,574	3,127,368	—	72,601,676

Liabilities
Payables:
Investments in Fund shares purchased	2,470	—	154,062	6,787	—	—	7,041
Investment Division units redeemed	—	—	169,384	—	38	—	56,546
Insurance fees due to Jackson
of New York	6	3	5,608	—	356	—	8,683
Total liabilities	2,476	3	329,054	6,787	394	—	72,270
Net assets	$50,752	$72,150	$45,965,966	$6,787	$3,126,974	$—	$72,529,406

Investments in Funds, shares outstanding	5,405	7,676	5,307,848	776	327,775	—	8,167,726
Investments in Funds, at cost	$54,366	$76,764	$44,572,954	$6,787	$3,333,848	$—	$82,059,619

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(a)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I(b)	JNL/Invesco Global Real Estate Fund - Class A
Investment Income
Dividends	$—	$—	$215,003	$—	$13,305	$—	$3,122,379
Expenses
Asset-based charges	73	25	803,419	—	37,632	—	1,180,609
Total expenses	73	25	803,419	—	37,632	—	1,180,609
Net investment income (loss)	(73)	(25)	(588,416)	—	(24,327)	—	1,941,770

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	606,125
Investments	14	(8)	2,602,777	—	17,047	—	(1,057,026)
Net change in unrealized appreciation
(depreciation) on investments	(3,614)	(4,614)	(12,541,792)	—	(218,129)	—	(7,790,255)
Net realized and unrealized gain (loss)	(3,600)	(4,622)	(9,939,015)	—	(201,082)	—	(8,241,156)

Net change in net assets
from operations	$(3,673)	$(4,647)	$(10,527,431)	$—	$(225,409)	$—	$(6,299,386)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I
Assets
Investments, at fair value	$—	$60,313,257	$87,764	$122,126,358	$108,137	$591,795	$—
Receivables:
Investments in Fund shares sold	—	16,312	128	215,757	4	158	—
Investment Division units sold	—	15,251	—	246,734	—	—	—
Total assets	—	60,344,820	87,892	122,588,849	108,141	591,953	—

Liabilities
Payables:
Investments in Fund shares purchased	—	15,251	—	246,734	—	—	—
Investment Division units redeemed	—	9,255	125	201,386	—	101	—
Insurance fees due to Jackson
of New York	—	7,057	3	14,371	4	57	—
Total liabilities	—	31,563	128	462,491	4	158	—
Net assets	$—	$60,313,257	$87,764	$122,126,358	$108,137	$591,795	$—

Investments in Funds, shares outstanding	—	5,150,577	7,101	5,667,116	4,819	61,903	—
Investments in Funds, at cost	$—	$64,651,651	$96,854	$123,106,278	$139,441	$607,591	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(b)	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I(b)	JNL/JPMorgan Hedged Equity Fund - Class A(a)	JNL/JPMorgan Hedged Equity Fund - Class I(a)
Investment Income
Dividends	$—	$1,378,590	$2,161	$—	$—	$1,627	$—
Expenses
Asset-based charges	—	1,000,523	164	1,980,324	281	1,354	—
Total expenses	—	1,000,523	164	1,980,324	281	1,354	—
Net investment income (loss)	—	378,067	1,997	(1,980,324)	(281)	273	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	6,244,259	5,531	1,055	—
Investments	—	1,075,631	(4,534)	6,576,117	(95)	(83)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(13,395,499)	(9,090)	(25,471,546)	(31,304)	(15,796)	—
Net realized and unrealized gain (loss)	—	(12,319,868)	(13,624)	(12,651,170)	(25,868)	(14,824)	—

Net change in net assets
from operations	$—	$(11,941,801)	$(11,627)	$(14,631,494)	$(26,149)	$(14,551)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Assets
Investments, at fair value	$94,157,553	$10,788	$58,328,372	$10,044	$30,663,676	$170,471	$3,737,024
Receivables:
Investments in Fund shares sold	213,438	—	40,508	—	21,382	6	316
Investment Division units sold	236,290	—	11,026	—	15,958	—	273
Total assets	94,607,281	10,788	58,379,906	10,044	30,701,016	170,477	3,737,613

Liabilities
Payables:
Investments in Fund shares purchased	236,290	—	11,026	—	15,958	—	273
Investment Division units redeemed	202,797	—	33,833	—	17,974	—	—
Insurance fees due to Jackson
of New York	10,641	—	6,675	—	3,408	6	316
Total liabilities	449,728	—	51,534	—	37,340	6	589
Net assets	$94,157,553	$10,788	$58,328,372	$10,044	$30,663,676	$170,471	$3,737,024

Investments in Funds, shares outstanding	3,185,303	354	4,592,785	752	3,336,635	18,509	313,246
Investments in Funds, at cost	$100,028,005	$12,386	$60,801,793	$9,999	$33,702,090	$177,029	$3,773,952

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)	JNL/Lazard International Strategic Equity Fund - Class A
Investment Income
Dividends	$—	$—	$1,805,221	$—	$462,172	$967	$7,979
Expenses
Asset-based charges	1,419,584	14	806,048	1	404,391	109	40,665
Total expenses	1,419,584	14	806,048	1	404,391	109	40,665
Net investment income (loss)	(1,419,584)	(14)	999,173	(1)	57,781	858	(32,686)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	9,862,406	645	144,169	—	—	—	—
Investments	2,826,805	(3)	(790,939)	—	190,305	(111)	38,167
Net change in unrealized appreciation
(depreciation) on investments	(18,275,510)	(1,598)	(911,510)	45	(6,561,450)	(6,558)	(481,265)
Net realized and unrealized gain (loss)	(5,586,299)	(956)	(1,558,280)	45	(6,371,145)	(6,669)	(443,098)

Net change in net assets
from operations	$(7,005,883)	$(970)	$(559,107)	$44	$(6,313,364)	$(5,811)	$(475,784)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC 10 x 10 Fund - Class I	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A
Assets
Investments, at fair value	$—	$32,952	$36,825,188	$—	$66,793,324	$—	$74,258,008
Receivables:
Investments in Fund shares sold	—	3	10,666	—	57,578	—	216,927
Investment Division units sold	—	—	490	—	—	—	211,552
Total assets	—	32,955	36,836,344	—	66,850,902	—	74,686,487

Liabilities
Payables:
Investments in Fund shares purchased	—	—	490	—	—	—	211,552
Investment Division units redeemed	—	—	6,129	—	50,017	—	208,145
Insurance fees due to Jackson
of New York	—	3	4,537	—	7,561	—	8,782
Total liabilities	—	3	11,156	—	57,578	—	428,479
Net assets	$—	$32,952	$36,825,188	$—	$66,793,324	$—	$74,258,008

Investments in Funds, shares outstanding	—	3,728	2,920,316	—	5,843,685	—	3,703,641
Investments in Funds, at cost	$—	$34,575	$29,975,402	$—	$68,752,870	$—	$71,691,351

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/Loomis Sayles Global Growth Fund - Class A(b)	JNL/MC 10 x 10 Fund - Class A	JNL/MC 10 x 10 Fund - Class I(b)	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$1,423,417	$—	$547,622
Expenses
Asset-based charges	—	60	640,271	—	924,662	—	1,192,882
Total expenses	—	60	640,271	—	924,662	—	1,192,882
Net investment income (loss)	—	(60)	(640,271)	—	498,755	—	(645,260)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	1,453,618
Investments	—	(1)	2,236,699	—	(436,737)	—	2,932,473
Net change in unrealized appreciation
(depreciation) on investments	—	(1,623)	(5,773,134)	—	(1,334,928)	—	(6,409,140)
Net realized and unrealized gain (loss)	—	(1,624)	(3,536,435)	—	(1,771,665)	—	(2,023,049)

Net change in net assets
from operations	$—	$(1,684)	$(4,176,706)	$—	$(1,272,910)	$—	$(2,668,309)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Consumer Discretionary Sector Fund - Class I	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I
Assets
Investments, at fair value	$24,627	$2,804,267	$22,970	$16,028,588	$—	$74,542,102	$15,583
Receivables:
Investments in Fund shares sold	10	952	—	5,189	—	194,493	1
Investment Division units sold	—	10,500	13,599	110,145	—	337,186	—
Total assets	24,637	2,815,719	36,569	16,143,922	—	75,073,781	15,584

Liabilities
Payables:
Investments in Fund shares purchased	—	10,500	13,599	110,145	—	337,186	—
Investment Division units redeemed	9	638	—	3,306	—	185,749	—
Insurance fees due to Jackson
of New York	1	314	—	1,883	—	8,744	1
Total liabilities	10	11,452	13,599	115,334	—	531,679	1
Net assets	$24,627	$2,804,267	$22,970	$16,028,588	$—	$74,542,102	$15,583

Investments in Funds, shares outstanding	1,204	290,297	2,368	603,713	—	7,614,106	1,582
Investments in Funds, at cost	$27,764	$2,960,391	$23,550	$16,500,273	$—	$78,322,106	$16,265

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Consumer Discretionary Sector Fund - Class I(a)	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)
Investment Income
Dividends	$269	$—	$—	$—	$—	$1,431,063	$203
Expenses
Asset-based charges	39	23,457	14	191,937	—	1,224,215	15
Total expenses	39	23,457	14	191,937	—	1,224,215	15
Net investment income (loss)	230	(23,457)	(14)	(191,937)	—	206,848	188

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	493	—	—	—	—	—	—
Investments	(3,449)	(11,402)	1	215,261	—	2,661,777	(2)
Net change in unrealized appreciation
(depreciation) on investments	(3,137)	(175,695)	(580)	(1,197,637)	—	(17,846,320)	(682)
Net realized and unrealized gain (loss)	(6,093)	(187,097)	(579)	(982,376)	—	(15,184,543)	(684)

Net change in net assets
from operations	$(5,863)	$(210,554)	$(593)	$(1,174,313)	$—	$(14,977,695)	$(496)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A
Assets
Investments, at fair value	$81,253,109	$7,749	$30,089,973	$—	$98,216,708	$29,210	$247,359,500
Receivables:
Investments in Fund shares sold	64,983	—	172,650	—	155,343	1	332,859
Investment Division units sold	124,486	—	169,558	—	176,941	—	282,050
Total assets	81,442,578	7,749	30,432,181	—	98,548,992	29,211	247,974,409

Liabilities
Payables:
Investments in Fund shares purchased	124,486	—	169,558	—	176,941	—	282,050
Investment Division units redeemed	55,193	—	169,115	—	143,815	—	303,466
Insurance fees due to Jackson
of New York	9,790	—	3,535	—	11,528	1	29,393
Total liabilities	189,469	—	342,208	—	332,284	1	614,909
Net assets	$81,253,109	$7,749	$30,089,973	$—	$98,216,708	$29,210	$247,359,500

Investments in Funds, shares outstanding	4,034,415	378	2,703,502	—	8,525,756	2,527	9,426,810
Investments in Funds, at cost	$107,111,479	$10,198	$34,530,018	$—	$102,933,625	$34,777	$231,821,343

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(b)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A
Investment Income
Dividends	$2,994,764	$591	$1,146,919	$—	$1,405,518	$417	$2,341,096
Expenses
Asset-based charges	1,603,091	21	503,428	—	1,691,537	56	3,694,792
Total expenses	1,603,091	21	503,428	—	1,691,537	56	3,694,792
Net investment income (loss)	1,391,673	570	643,491	—	(286,019)	361	(1,353,696)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	3,050,356	772	3,911,918
Investments	(1,276,030)	(3,774)	(114,509)	—	4,076,371	(14)	6,507,824
Net change in unrealized appreciation
(depreciation) on investments	(22,783,876)	(2,449)	(6,544,297)	—	(25,164,239)	(5,567)	(1,284,726)
Net realized and unrealized gain (loss)	(24,059,906)	(6,223)	(6,658,806)	—	(18,037,512)	(4,809)	9,135,016

Net change in net assets
from operations	$(22,668,233)	$(5,653)	$(6,015,315)	$—	$(18,323,531)	$(4,448)	$7,781,320

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Healthcare Sector Fund - Class I	JNL/MC Index 5 Fund - Class A	JNL/MC Index 5 Fund - Class I	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I
Assets
Investments, at fair value	$33,120	$75,264,242	$—	$2,346,248	$8,243	$202,283,612	$33,715
Receivables:
Investments in Fund shares sold	10	14,008	—	383	—	528,372	11
Investment Division units sold	—	9,911	—	—	—	742,639	—
Total assets	33,130	75,288,161	—	2,346,631	8,243	203,554,623	33,726

Liabilities
Payables:
Investments in Fund shares purchased	—	9,911	—	—	—	742,639	—
Investment Division units redeemed	9	4,586	—	116	—	503,600	10
Insurance fees due to Jackson
of New York	1	9,422	—	267	—	24,772	1
Total liabilities	10	23,919	—	383	—	1,271,011	11
Net assets	$33,120	$75,264,242	$—	$2,346,248	$8,243	$202,283,612	$33,715

Investments in Funds, shares outstanding	1,256	5,583,401	—	256,982	899	13,521,632	2,206
Investments in Funds, at cost	$34,846	$63,912,610	$—	$2,696,931	$9,951	$174,579,347	$39,307

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A	JNL/MC Index 5 Fund - Class I(b)	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)
Investment Income
Dividends	$380	$—	$—	$—	$—	$929,017	$490
Expenses
Asset-based charges	121	1,317,607	—	29,997	13	3,325,411	81
Total expenses	121	1,317,607	—	29,997	13	3,325,411	81
Net investment income (loss)	259	(1,317,607)	—	(29,997)	(13)	(2,396,394)	409

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	491	—	—	—	—	2,474,689	927
Investments	(12,013)	3,577,724	—	(32,815)	(3)	15,253,633	(5,644)
Net change in unrealized appreciation
(depreciation) on investments	(1,726)	(9,850,504)	—	(366,801)	(1,708)	(22,163,400)	(5,592)
Net realized and unrealized gain (loss)	(13,248)	(6,272,780)	—	(399,616)	(1,711)	(4,435,078)	(10,309)

Net change in net assets
from operations	$(12,989)	$(7,590,387)	$—	$(429,613)	$(1,724)	$(6,831,472)	$(9,900)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A
Assets
Investments, at fair value	$94,116,785	$179,164	$200,683,143	$—	$1,073,003	$—	$1,118,492
Receivables:
Investments in Fund shares sold	26,554	7	101,992	—	175	—	359
Investment Division units sold	11,165	—	82,485	—	—	—	—
Total assets	94,154,504	179,171	200,867,620	—	1,073,178	—	1,118,851

Liabilities
Payables:
Investments in Fund shares purchased	11,165	—	82,485	—	—	—	—
Investment Division units redeemed	15,402	—	76,349	—	44	—	228
Insurance fees due to Jackson
of New York	11,152	7	25,643	—	131	—	131
Total liabilities	37,719	7	184,477	—	175	—	359
Net assets	$94,116,785	$179,164	$200,683,143	$—	$1,073,003	$—	$1,118,492

Investments in Funds, shares outstanding	7,875,882	14,356	14,595,138	—	123,476	—	106,018
Investments in Funds, at cost	$108,201,075	$208,932	$176,883,570	$—	$1,243,398	$—	$1,179,476

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A
Investment Income
Dividends	$3,578,251	$6,811	$5,287,909	$—	$—	$—	$103
Expenses
Asset-based charges	1,618,709	304	3,773,016	—	20,584	—	14,279
Total expenses	1,618,709	304	3,773,016	—	20,584	—	14,279
Net investment income (loss)	1,959,542	6,507	1,514,893	—	(20,584)	—	(14,176)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,213,757	12,618	—	—	—	—	3,601
Investments	1,680,430	(14,206)	12,816,191	—	(125,590)	—	8,063
Net change in unrealized appreciation
(depreciation) on investments	(28,108,300)	(29,768)	(39,537,949)	—	(192,298)	—	(83,862)
Net realized and unrealized gain (loss)	(19,214,113)	(31,356)	(26,721,758)	—	(317,888)	—	(72,198)

Net change in net assets
from operations	$(17,254,571)	$(24,849)	$(25,206,865)	$—	$(338,472)	$—	$(86,374)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I
Assets
Investments, at fair value	$—	$3,811,021	$—	$139,168,639	$112,557	$17,736,122	$—
Receivables:
Investments in Fund shares sold	—	1,357	—	188,461	23	6,650	—
Investment Division units sold	—	—	—	383,612	—	3,096	—
Total assets	—	3,812,378	—	139,740,712	112,580	17,745,868	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	383,612	—	3,096	—
Investment Division units redeemed	—	946	—	172,433	19	4,657	—
Insurance fees due to Jackson
of New York	—	411	—	16,028	4	1,993	—
Total liabilities	—	1,357	—	572,073	23	9,746	—
Net assets	$—	$3,811,021	$—	$139,168,639	$112,557	$17,736,122	$—

Investments in Funds, shares outstanding	—	172,288	—	6,182,525	7,610	1,332,541	—
Investments in Funds, at cost	$—	$4,712,794	$—	$135,382,978	$131,931	$19,793,845	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(b)
Investment Income
Dividends	$—	$138,547	$—	$454,398	$1,586	$897,551	$—
Expenses
Asset-based charges	—	41,648	—	2,061,308	302	290,652	—
Total expenses	—	41,648	—	2,061,308	302	290,652	—
Net investment income (loss)	—	96,899	—	(1,606,910)	1,284	606,899	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	419,171	—	985,715	2,276	507,052	—
Investments	—	(7,320)	—	7,092,293	(14,702)	184,590	—
Net change in unrealized appreciation
(depreciation) on investments	—	(937,806)	—	(12,389,276)	(19,374)	(4,665,455)	—
Net realized and unrealized gain (loss)	—	(525,955)	—	(4,311,268)	(31,800)	(3,973,813)	—

Net change in net assets
from operations	$—	$(429,056)	$—	$(5,918,178)	$(30,516)	$(3,366,914)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A
Assets
Investments, at fair value	$2,054,228	$66,951	$5,160,591	$10,077	$1,516,972	$130,571	$176,643,893
Receivables:
Investments in Fund shares sold	1,616	2	819	—	186	5	154,951
Investment Division units sold	1,328	6,786	62,590	—	—	—	386,627
Total assets	2,057,172	73,739	5,224,000	10,077	1,517,158	130,576	177,185,471

Liabilities
Payables:
Investments in Fund shares purchased	1,328	6,786	62,590	—	—	—	386,627
Investment Division units redeemed	1,383	—	220	—	17	—	134,036
Insurance fees due to Jackson
of New York	233	2	599	—	169	5	20,915
Total liabilities	2,944	6,788	63,409	—	186	5	541,578
Net assets	$2,054,228	$66,951	$5,160,591	$10,077	$1,516,972	$130,571	$176,643,893

Investments in Funds, shares outstanding	211,995	6,909	486,848	947	157,526	13,531	9,868,374
Investments in Funds, at cost	$2,115,253	$70,431	$5,639,863	$10,465	$1,672,995	$146,947	$191,030,882

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I(a)	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$1,792,841
Expenses
Asset-based charges	31,008	146	28,819	5	13,235	193	2,990,523
Total expenses	31,008	146	28,819	5	13,235	193	2,990,523
Net investment income (loss)	(31,008)	(146)	(28,819)	(5)	(13,235)	(193)	(1,197,682)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	10,781,914
Investments	16,003	5	(52,225)	—	(25,810)	(2,692)	5,833,406
Net change in unrealized appreciation
(depreciation) on investments	(85,596)	(3,480)	(487,600)	(388)	(161,419)	(16,376)	(41,131,312)
Net realized and unrealized gain (loss)	(69,593)	(3,475)	(539,825)	(388)	(187,229)	(19,068)	(24,515,992)

Net change in net assets
from operations	$(100,601)	$(3,621)	$(568,644)	$(393)	$(200,464)	$(19,261)	$(25,713,674)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A
Assets
Investments, at fair value	$126,992	$555,333,949	$34,637,367	$4,990	$141,487,158	$283,691	$8,980,343
Receivables:
Investments in Fund shares sold	4	527,795	6,156	—	2,074,507	15	20,856
Investment Division units sold	17,107	1,416,929	70,181	—	2,156,469	—	18,186
Total assets	144,103	557,278,673	34,713,704	4,990	145,718,134	283,706	9,019,385

Liabilities
Payables:
Investments in Fund shares purchased	17,107	1,416,929	70,181	—	2,156,469	—	18,186
Investment Division units redeemed	—	461,933	2,149	—	2,057,802	—	19,797
Insurance fees due to Jackson
of New York	4	65,862	4,007	—	16,705	15	1,059
Total liabilities	17,111	1,944,724	76,337	—	4,230,976	15	39,042
Net assets	$126,992	$555,333,949	$34,637,367	$4,990	$141,487,158	$283,691	$8,980,343

Investments in Funds, shares outstanding	6,947	28,493,276	6,218,558	919	8,859,559	17,404	785,682
Investments in Funds, at cost	$150,326	$524,677,644	$52,913,455	$4,999	$155,694,469	$335,776	$10,591,778

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Telecommunications Sector Fund - Class A
Investment Income
Dividends	$1,374	$8,316,348	$819,296	$—	$1,434,349	$2,059	$400,316
Expenses
Asset-based charges	175	8,671,974	498,386	1	2,326,803	322	146,501
Total expenses	175	8,671,974	498,386	1	2,326,803	322	146,501
Net investment income (loss)	1,199	(355,626)	320,910	(1)	(892,454)	1,737	253,815

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,574	30,692,195	7,547,007	—	16,254,565	18,640	1,261,938
Investments	(8,980)	25,422,587	(684,808)	—	5,957,472	(2,991)	(3,723)
Net change in unrealized appreciation
(depreciation) on investments	(23,334)	(93,151,865)	(18,103,082)	(9)	(38,400,564)	(52,085)	(2,293,758)
Net realized and unrealized gain (loss)	(25,740)	(37,037,083)	(11,240,883)	(9)	(16,188,527)	(36,436)	(1,035,543)

Net change in net assets
from operations	$(24,541)	$(37,392,709)	$(10,919,973)	$(10)	$(17,080,981)	$(34,699)	$(781,728)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Assets
Investments, at fair value	$—	$9,572,727	$22,486	$89,189,055	$20,295	$2,762,476	$10,343
Receivables:
Investments in Fund shares sold	—	9,355	10	140,168	1	11,150	—
Investment Division units sold	—	9,040	—	207,459	—	2,877	—
Total assets	—	9,591,122	22,496	89,536,682	20,296	2,776,503	10,343

Liabilities
Payables:
Investments in Fund shares purchased	—	9,040	—	207,459	—	2,877	—
Investment Division units redeemed	—	8,357	9	129,096	—	10,831	—
Insurance fees due to Jackson
of New York	—	998	1	11,072	1	319	—
Total liabilities	—	18,395	10	347,627	1	14,027	—
Net assets	$—	$9,572,727	$22,486	$89,189,055	$20,295	$2,762,476	$10,343

Investments in Funds, shares outstanding	—	720,838	1,689	8,856,907	2,001	297,681	1,113
Investments in Funds, at cost	$—	$9,394,009	$23,262	$102,573,056	$24,079	$2,937,087	$11,367

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Telecommunications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Investment Income
Dividends	$364	$141,791	$175	$453,678	$95	$—	$—
Expenses
Asset-based charges	7	65,433	14	1,337,003	27	7,851	18
Total expenses	7	65,433	14	1,337,003	27	7,851	18
Net investment income (loss)	357	76,358	161	(883,325)	68	(7,851)	(18)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,079	70,801	80	5,321,496	820	—	—
Investments	(2,757)	119,877	63	1,869,154	(6)	(20,543)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(233,172)	(776)	(20,125,185)	(3,784)	(174,611)	(1,024)
Net realized and unrealized gain (loss)	(1,678)	(42,494)	(633)	(12,934,535)	(2,970)	(195,154)	(1,024)

Net change in net assets
from operations	$(1,321)	$33,864	$(472)	$(13,817,860)	$(2,902)	$(203,005)	$(1,042)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Assets
Investments, at fair value	$922,885	$—	$665,717	$40,557,176	$4,990	$6,274,078	$—
Receivables:
Investments in Fund shares sold	126	—	55	161,653	—	2,478	—
Investment Division units sold	—	—	13	33,217	—	—	—
Total assets	923,011	—	665,785	40,752,046	4,990	6,276,556	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	13	33,217	—	—	—
Investment Division units redeemed	54	—	—	156,822	—	1,943	—
Insurance fees due to Jackson
of New York	72	—	55	4,831	—	535	—
Total liabilities	126	—	68	194,870	—	2,478	—
Net assets	$922,885	$—	$665,717	$40,557,176	$4,990	$6,274,078	$—

Investments in Funds, shares outstanding	92,104	—	66,439	3,833,382	468	629,928	—
Investments in Funds, at cost	$925,697	$—	$802,993	$41,751,720	$4,999	$6,522,921	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)
Investment Income
Dividends	$10,423	$—	$2,874	$854,132	$—	$137,386	$—
Expenses
Asset-based charges	8,127	—	7,719	641,678	1	72,416	—
Total expenses	8,127	—	7,719	641,678	1	72,416	—
Net investment income (loss)	2,296	—	(4,845)	212,454	(1)	64,970	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	410	—	(31,501)	41,496	—	(29,471)	—
Net change in unrealized appreciation
(depreciation) on investments	2,987	—	(56,640)	(2,025,018)	(9)	(65,152)	—
Net realized and unrealized gain (loss)	3,397	—	(88,141)	(1,983,522)	(9)	(94,623)	—

Net change in net assets
from operations	$5,693	$—	$(92,986)	$(1,771,068)	$(10)	$(29,653)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Assets
Investments, at fair value	$2,644,864	$122,287,349	$—	$22,186,364	$65,055	$18,889,062	$—
Receivables:
Investments in Fund shares sold	245	122,550	—	61,611	3	33,910	—
Investment Division units sold	—	197,776	—	85,819	—	—	—
Total assets	2,645,109	122,607,675	—	22,333,794	65,058	18,922,972	—

Liabilities
Payables:
Investments in Fund shares purchased	—	197,776	—	85,819	—	—	—
Investment Division units redeemed	23	107,598	—	59,049	—	31,753	—
Insurance fees due to Jackson
of New York	222	14,952	—	2,562	3	2,157	—
Total liabilities	245	320,326	—	147,430	3	33,910	—
Net assets	$2,644,864	$122,287,349	$—	$22,186,364	$65,055	$18,889,062	$—

Investments in Funds, shares outstanding	296,842	7,833,911	—	2,214,208	6,467	1,721,883	—
Investments in Funds, at cost	$3,198,720	$119,715,015	$—	$22,132,417	$64,957	$19,616,128	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I(a)
Investment Income
Dividends	$—	$944,459	$—	$72,636	$136	$570,472	$—
Expenses
Asset-based charges	32,447	2,174,293	—	202,904	53	317,868	2
Total expenses	32,447	2,174,293	—	202,904	53	317,868	2
Net investment income (loss)	(32,447)	(1,229,834)	—	(130,268)	83	252,604	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	113,697	3,197,635	—	—	—	180,946	—
Investments	(212,652)	6,489,770	—	(10,373)	—	(100,935)	76
Net change in unrealized appreciation
(depreciation) on investments	(862,573)	(29,850,336)	—	43,196	98	(1,277,684)	—
Net realized and unrealized gain (loss)	(961,528)	(20,162,931)	—	32,823	98	(1,197,673)	76

Net change in net assets
from operations	$(993,975)	$(21,392,765)	$—	$(97,445)	$181	$(945,069)	$74

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Assets
Investments, at fair value	$74,157,786	$6,316	$99,823,750	$56,855	$101,945,731	$—	$1,134,039
Receivables:
Investments in Fund shares sold	96,344	—	105,358	11	230,022	—	98
Investment Division units sold	39,606	—	42,311	10,167	17,633	—	—
Total assets	74,293,736	6,316	99,971,419	67,033	102,193,386	—	1,134,137

Liabilities
Payables:
Investments in Fund shares purchased	39,606	—	42,311	10,167	17,633	—	—
Investment Division units redeemed	87,514	—	93,913	9	218,221	—	5
Insurance fees due to Jackson
of New York	8,830	—	11,445	2	11,801	—	93
Total liabilities	135,950	—	147,669	10,178	247,655	—	98
Net assets	$74,157,786	$6,316	$99,823,750	$56,855	$101,945,731	$—	$1,134,039

Investments in Funds, shares outstanding	7,676,789	647	9,873,764	5,618	8,404,430	—	134,365
Investments in Funds, at cost	$82,582,537	$6,470	$105,325,615	$58,212	$113,530,900	$—	$1,228,010

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A
Investment Income
Dividends	$538,299	$66	$3,235,775	$614	$6,619,478	$—	$30,713
Expenses
Asset-based charges	1,136,408	12	1,382,620	86	1,633,673	1	10,836
Total expenses	1,136,408	12	1,382,620	86	1,633,673	1	10,836
Net investment income (loss)	(598,109)	54	1,853,155	528	4,985,805	(1)	19,877

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(2,176,996)	(1)	(389,356)	(2,537)	(331,671)	14	(9,812)
Net change in unrealized appreciation
(depreciation) on investments	(126,260)	(154)	(4,118,342)	(1,357)	(12,107,046)	—	(52,027)
Net realized and unrealized gain (loss)	(2,303,256)	(155)	(4,507,698)	(3,894)	(12,438,717)	14	(61,839)

Net change in net assets
from operations	$(2,901,365)	$(101)	$(2,654,543)	$(3,366)	$(7,452,912)	$13	$(41,962)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments, at fair value	$—	$32,431,360	$12,758	$38,538,214	$17,371	$28,494,185	$17,523
Receivables:
Investments in Fund shares sold	—	8,726	—	9,656	1	63,551	1
Investment Division units sold	—	77,556	—	72,801	—	—	—
Total assets	—	32,517,642	12,758	38,620,671	17,372	28,557,736	17,524

Liabilities
Payables:
Investments in Fund shares purchased	—	77,556	—	72,801	—	—	—
Investment Division units redeemed	—	5,007	—	4,897	—	60,315	—
Insurance fees due to Jackson
of New York	—	3,719	—	4,759	1	3,236	1
Total liabilities	—	86,282	—	82,457	1	63,551	1
Net assets	$—	$32,431,360	$12,758	$38,538,214	$17,371	$28,494,185	$17,523

Investments in Funds, shares outstanding	—	2,893,074	1,128	3,709,164	1,620	2,471,308	1,524
Investments in Funds, at cost	$—	$41,197,313	$17,466	$47,567,949	$25,091	$29,269,738	$17,462

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I(a)	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)
Investment Income
Dividends	$—	$356,336	$183	$326,814	$197	$658,082	$—
Expenses
Asset-based charges	—	540,409	37	920,759	48	350,761	2
Total expenses	—	540,409	37	920,759	48	350,761	2
Net investment income (loss)	—	(184,073)	146	(593,945)	149	307,321	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,636,365	1,438	6,040,299	2,648	—	—
Investments	—	365,374	(13)	5,525,037	(19)	(87,010)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(12,444,932)	(4,708)	(21,262,738)	(7,720)	(865,334)	61
Net realized and unrealized gain (loss)	—	(8,443,193)	(3,283)	(9,697,402)	(5,091)	(952,344)	61

Net change in net assets
from operations	$—	$(8,627,266)	$(3,137)	$(10,291,347)	$(4,942)	$(645,023)	$59

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Assets
Investments, at fair value	$12,766,645	$6,376	$430,429,668	$21,591	$51,736,968	$—	$248,011,658
Receivables:
Investments in Fund shares sold	3,672	—	310,381	1	64,897	—	496,603
Investment Division units sold	8,899	—	215,517	—	59,917	—	463,159
Total assets	12,779,216	6,376	430,955,566	21,592	51,861,782	—	248,971,420

Liabilities
Payables:
Investments in Fund shares purchased	8,899	—	215,517	—	59,917	—	463,159
Investment Division units redeemed	2,076	—	259,976	—	58,964	—	466,987
Insurance fees due to Jackson
of New York	1,596	—	50,405	1	5,933	—	29,616
Total liabilities	12,571	—	525,898	1	124,814	—	959,762
Net assets	$12,766,645	$6,376	$430,429,668	$21,591	$51,736,968	$—	$248,011,658

Investments in Funds, shares outstanding	634,210	314	22,500,244	1,125	3,340,024	—	18,522,155
Investments in Funds, at cost	$12,332,419	$6,976	$389,776,704	$23,684	$53,281,479	$—	$275,391,696

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Investment Income
Dividends	$244,752	$41	$—	$—	$471,490	$—	$8,159,572
Expenses
Asset-based charges	229,738	6	7,139,292	23	789,325	—	4,074,992
Total expenses	229,738	6	7,139,292	23	789,325	—	4,074,992
Net investment income (loss)	15,014	35	(7,139,292)	(23)	(317,835)	—	4,084,580

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	2,494,844	—	23,076,596
Investments	623,485	(119)	20,430,453	(2)	1,319,930	—	2,961,754
Net change in unrealized appreciation
(depreciation) on investments	(2,937,160)	(600)	(47,559,186)	(2,093)	(5,533,446)	—	(48,180,530)
Net realized and unrealized gain (loss)	(2,313,675)	(719)	(27,128,733)	(2,095)	(1,718,672)	—	(22,142,180)

Net change in net assets
from operations	$(2,298,661)	$(684)	$(34,268,025)	$(2,118)	$(2,036,507)	$—	$(18,057,600)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value	$48,518	$3,392,352	$—	$51,311,767	$8,593	$138,445,520	$500,639
Receivables:
Investments in Fund shares sold	14	21,058	—	10,734	—	34,563	26
Investment Division units sold	—	—	—	24,786	—	19,593	—
Total assets	48,532	3,413,410	—	51,347,287	8,593	138,499,676	500,665

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	24,786	—	19,593	—
Investment Division units redeemed	12	20,775	—	4,603	—	17,194	—
Insurance fees due to Jackson
of New York	2	283	—	6,131	—	17,369	26
Total liabilities	14	21,058	—	35,520	—	54,156	26
Net assets	$48,518	$3,392,352	$—	$51,311,767	$8,593	$138,445,520	$500,639

Investments in Funds, shares outstanding	3,570	370,344	—	3,902,036	642	6,681,734	24,069
Investments in Funds, at cost	$57,092	$3,867,956	$—	$56,403,098	$8,272	$116,887,960	$567,533

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Investment Income
Dividends	$1,721	$210,578	$—	$875,782	$—	$—	$—
Expenses
Asset-based charges	131	36,789	—	852,355	1	2,432,337	1,195
Total expenses	131	36,789	—	852,355	1	2,432,337	1,195
Net investment income (loss)	1,590	173,789	—	23,427	(1)	(2,432,337)	(1,195)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	4,375	—	—	1,805,663	—	—	—
Investments	(7)	54,201	—	973,581	—	8,462,749	(288)
Net change in unrealized appreciation
(depreciation) on investments	(8,574)	(857,359)	—	(6,590,773)	321	(18,128,023)	(66,894)
Net realized and unrealized gain (loss)	(4,206)	(803,158)	—	(3,811,529)	321	(9,665,274)	(67,182)

Net change in net assets
from operations	$(2,616)	$(629,369)	$—	$(3,788,102)	$320	$(12,097,611)	$(68,377)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value	$105,693,595	$—	$355,205,056	$—	$253,895,299	$—	$400,494,684
Receivables:
Investments in Fund shares sold	132,296	—	671,402	—	87,198	—	935,981
Investment Division units sold	169,951	—	902,718	—	6,277	—	511,449
Total assets	105,995,842	—	356,779,176	—	253,988,774	—	401,942,114

Liabilities
Payables:
Investments in Fund shares purchased	169,951	—	902,718	—	6,277	—	511,449
Investment Division units redeemed	118,976	—	627,191	—	55,822	—	886,669
Insurance fees due to Jackson
of New York	13,320	—	44,211	—	31,376	—	49,312
Total liabilities	302,247	—	1,574,120	—	93,475	—	1,447,430
Net assets	$105,693,595	$—	$355,205,056	$—	$253,895,299	$—	$400,494,684

Investments in Funds, shares outstanding	8,062,059	—	20,022,833	—	17,039,953	—	24,010,473
Investments in Funds, at cost	$96,188,931	$—	$279,280,911	$—	$217,468,338	$—	$329,151,964

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,806,589	—	6,062,773	—	4,219,785	—	6,831,154
Total expenses	1,806,589	—	6,062,773	—	4,219,785	—	6,831,154
Net investment income (loss)	(1,806,589)	—	(6,062,773)	—	(4,219,785)	—	(6,831,154)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,210,829	—	16,708,741	—	9,286,283	—	22,077,123
Net change in unrealized appreciation
(depreciation) on investments	(5,737,814)	—	(39,078,512)	—	(18,188,148)	—	(42,283,902)
Net realized and unrealized gain (loss)	(2,526,985)	—	(22,369,771)	—	(8,901,865)	—	(20,206,779)

Net change in net assets
from operations	$(4,333,574)	$—	$(28,432,544)	$—	$(13,121,650)	$—	$(27,037,933)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments, at fair value	$—	$17,778,617	$—	$31,286,196	$2,875	$4,022,984	$163,494,244
Receivables:
Investments in Fund shares sold	—	4,290	—	7,861	—	3,695	179,629
Investment Division units sold	—	15,038	—	2,976	—	3,040	155,401
Total assets	—	17,797,945	—	31,297,033	2,875	4,029,719	163,829,274

Liabilities
Payables:
Investments in Fund shares purchased	—	15,038	—	2,976	—	3,040	155,401
Investment Division units redeemed	—	2,281	—	4,154	—	3,362	162,944
Insurance fees due to Jackson
of New York	—	2,009	—	3,707	—	333	16,685
Total liabilities	—	19,328	—	10,837	—	6,735	335,030
Net assets	$—	$17,778,617	$—	$31,286,196	$2,875	$4,022,984	$163,494,244

Investments in Funds, shares outstanding	—	1,664,665	—	2,674,034	244	413,462	11,779,124
Investments in Funds, at cost	$—	$18,958,977	$—	$36,388,115	$2,757	$4,052,202	$163,499,146

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$340,478	$—	$454,268	$—	$—	$933,518
Expenses
Asset-based charges	—	292,919	—	537,958	—	42,715	1,766,896
Total expenses	—	292,919	—	537,958	—	42,715	1,766,896
Net investment income (loss)	—	47,559	—	(83,690)	—	(42,715)	(833,378)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,838,380	—	83,739	4,553,497
Investments	—	517,018	—	220,499	—	14	2,003,937
Net change in unrealized appreciation
(depreciation) on investments	—	(4,035,328)	—	(6,421,757)	118	(95,205)	(8,303,947)
Net realized and unrealized gain (loss)	—	(3,518,310)	—	(4,362,878)	118	(11,452)	(1,746,513)

Net change in net assets
from operations	$—	$(3,470,751)	$—	$(4,446,568)	$118	$(54,167)	$(2,579,891)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Assets
Investments, at fair value	$299,017	$460,807,581	$465,199	$23,667,855	$301,096,159	$220,749	$82,471,257
Receivables:
Investments in Fund shares sold	45	310,593	232	2,072	149,935	148	71,853
Investment Division units sold	—	281,022	25,635	379	131,515	—	38,690
Total assets	299,062	461,399,196	491,066	23,670,306	301,377,609	220,897	82,581,800

Liabilities
Payables:
Investments in Fund shares purchased	—	281,022	25,635	379	131,515	—	38,690
Investment Division units redeemed	34	256,045	215	31	112,890	139	62,310
Insurance fees due to Jackson
of New York	11	54,548	17	2,041	37,045	9	9,543
Total liabilities	45	591,615	25,867	2,451	281,450	148	110,543
Net assets	$299,017	$460,807,581	$465,199	$23,667,855	$301,096,159	$220,749	$82,471,257

Investments in Funds, shares outstanding	21,497	12,126,515	11,834	2,139,951	7,058,044	4,930	8,441,275
Investments in Funds, at cost	$326,928	$462,640,290	$564,485	$24,885,187	$291,566,507	$256,977	$83,234,457

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Investment Income
Dividends	$2,124	$359,951	$1,654	$—	$—	$—	$964,221
Expenses
Asset-based charges	453	7,225,565	1,345	161,162	4,747,812	427	893,082
Total expenses	453	7,225,565	1,345	161,162	4,747,812	427	893,082
Net investment income (loss)	1,671	(6,865,614)	309	(161,162)	(4,747,812)	(427)	71,139

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,452	59,576,066	78,752	—	23,662,170	16,537	—
Investments	(1,227)	20,510,299	(59,256)	82,720	10,393,771	(7,464)	(267,205)
Net change in unrealized appreciation
(depreciation) on investments	(27,911)	(91,080,628)	(99,286)	(2,186,288)	(43,524,713)	(36,228)	66,834
Net realized and unrealized gain (loss)	(20,686)	(10,994,263)	(79,790)	(2,103,568)	(9,468,772)	(27,155)	(200,371)

Net change in net assets
from operations	$(19,015)	$(17,859,877)	$(79,481)	$(2,264,730)	$(14,216,584)	$(27,582)	$(129,232)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Assets
Investments, at fair value	$61,639	$143,682,351	$181,292	$14,742,205	$9,838	$1,638,268	$—
Receivables:
Investments in Fund shares sold	2	35,041	8	2,133	—	451	—
Investment Division units sold	—	73,192	—	4,960	—	4,812	—
Total assets	61,641	143,790,584	181,300	14,749,298	9,838	1,643,531	—

Liabilities
Payables:
Investments in Fund shares purchased	—	73,192	—	4,960	—	4,812	—
Investment Division units redeemed	—	17,075	—	790	—	312	—
Insurance fees due to Jackson
of New York	2	17,966	8	1,343	—	139	—
Total liabilities	2	108,233	8	7,093	—	5,263	—
Net assets	$61,639	$143,682,351	$181,292	$14,742,205	$9,838	$1,638,268	$—

Investments in Funds, shares outstanding	6,245	10,449,626	12,590	1,031,645	687	134,064	—
Investments in Funds, at cost	$61,905	$162,649,349	$226,423	$15,289,867	$12,085	$1,663,755	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)
Investment Income
Dividends	$677	$1,894,315	$3,103	$188,899	$136	$1,129	$—
Expenses
Asset-based charges	56	2,435,738	399	191,579	20	17,443	—
Total expenses	56	2,435,738	399	191,579	20	17,443	—
Net investment income (loss)	621	(541,423)	2,704	(2,680)	116	(16,314)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	17,618,027	21,394	1,165,880	724	187,148	—
Investments	(2)	2,318,377	(97)	636,079	(1)	55,448	—
Net change in unrealized appreciation
(depreciation) on investments	(266)	(37,048,976)	(45,131)	(3,583,056)	(2,247)	(388,465)	—
Net realized and unrealized gain (loss)	(268)	(17,112,572)	(23,834)	(1,781,097)	(1,524)	(145,869)	—

Net change in net assets
from operations	$353	$(17,653,995)	$(21,130)	$(1,783,777)	$(1,408)	$(162,183)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Assets
Investments, at fair value	$3,574,611	$27,874,305	$24,385	$16,564,267	$339,585	$6,881,795	$82,989
Receivables:
Investments in Fund shares sold	299	4,773	1	3,097	22	1,160	4
Investment Division units sold	23,725	95,841	—	43,861	—	523	—
Total assets	3,598,635	27,974,919	24,386	16,611,225	339,607	6,883,478	82,993

Liabilities
Payables:
Investments in Fund shares purchased	23,725	95,841	—	43,861	—	523	—
Investment Division units redeemed	3	1,547	—	1,181	—	357	—
Insurance fees due to Jackson
of New York	296	3,226	1	1,916	22	803	4
Total liabilities	24,024	100,614	1	46,958	22	1,683	4
Net assets	$3,574,611	$27,874,305	$24,385	$16,564,267	$339,585	$6,881,795	$82,989

Investments in Funds, shares outstanding	438,603	2,627,173	2,288	1,659,746	33,857	678,678	8,152
Investments in Funds, at cost	$4,263,299	$29,742,889	$24,660	$17,410,406	$353,578	$6,769,723	$81,767

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I(a)
Investment Income
Dividends	$208,676	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	36,877	253,603	6	144,847	544	78,033	266
Total expenses	36,877	253,603	6	144,847	544	78,033	266
Net investment income (loss)	171,799	(253,603)	(6)	(144,847)	(544)	(78,033)	(266)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(147,341)	135,554	—	3,805	(2)	763	1
Net change in unrealized appreciation
(depreciation) on investments	(654,024)	(1,970,989)	(275)	(977,346)	(13,993)	106,609	1,222
Net realized and unrealized gain (loss)	(801,365)	(1,835,435)	(275)	(973,541)	(13,995)	107,372	1,223

Net change in net assets
from operations	$(629,566)	$(2,089,038)	$(281)	$(1,118,388)	$(14,539)	$29,339	$957

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Assets
Investments, at fair value	$10,092,699	$311,855	$31,841,645	$134,235	$17,529,963	$176,348	$12,224,239
Receivables:
Investments in Fund shares sold	69,029	13	6,003	9	6,957	130	3,674
Investment Division units sold	13	—	53,615	—	2,298	—	20,728
Total assets	10,161,741	311,868	31,901,263	134,244	17,539,218	176,478	12,248,641

Liabilities
Payables:
Investments in Fund shares purchased	13	—	53,615	—	2,298	—	20,728
Investment Division units redeemed	67,939	—	2,314	—	4,850	123	2,288
Insurance fees due to Jackson
of New York	1,090	13	3,689	9	2,107	7	1,386
Total liabilities	69,042	13	59,618	9	9,255	130	24,402
Net assets	$10,092,699	$311,855	$31,841,645	$134,235	$17,529,963	$176,348	$12,224,239

Investments in Funds, shares outstanding	1,044,793	32,084	3,545,840	14,898	1,974,095	19,792	1,252,483
Investments in Funds, at cost	$11,051,212	$342,417	$37,403,323	$139,725	$19,518,549	$187,994	$12,709,567

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	89,429	504	347,586	225	149,173	200	128,050
Total expenses	89,429	504	347,586	225	149,173	200	128,050
Net investment income (loss)	(89,429)	(504)	(347,586)	(225)	(149,173)	(200)	(128,050)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(19,818)	(145)	(167,174)	(1)	(153,769)	(3,782)	(24,790)
Net change in unrealized appreciation
(depreciation) on investments	(981,435)	(30,562)	(5,640,992)	(5,490)	(2,071,973)	(11,646)	(527,376)
Net realized and unrealized gain (loss)	(1,001,253)	(30,707)	(5,808,166)	(5,491)	(2,225,742)	(15,428)	(552,166)

Net change in net assets
from operations	$(1,090,682)	$(31,211)	$(6,155,752)	$(5,716)	$(2,374,915)	$(15,628)	$(680,216)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Assets
Investments, at fair value	$—	$16,357,573	$—	$17,663,918	$117,517	$28,918,919	$303,766
Receivables:
Investments in Fund shares sold	—	3,777	—	2,979	122	5,364	16
Investment Division units sold	—	6,279	—	22,821	—	14,359	—
Total assets	—	16,367,629	—	17,689,718	117,639	28,938,642	303,782

Liabilities
Payables:
Investments in Fund shares purchased	—	6,279	—	22,821	—	14,359	—
Investment Division units redeemed	—	1,946	—	1,001	118	1,867	—
Insurance fees due to Jackson
of New York	—	1,831	—	1,978	4	3,497	16
Total liabilities	—	10,056	—	25,800	122	19,723	16
Net assets	$—	$16,357,573	$—	$17,663,918	$117,517	$28,918,919	$303,766

Investments in Funds, shares outstanding	—	1,686,348	—	1,784,234	11,823	2,866,097	29,957
Investments in Funds, at cost	$—	$17,385,515	$—	$20,365,775	$137,318	$31,145,188	$332,048

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	144,229	—	161,628	210	234,999	1,081
Total expenses	—	144,229	—	161,628	210	234,999	1,081
Net investment income (loss)	—	(144,229)	—	(161,628)	(210)	(234,999)	(1,081)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	198	—	(92,861)	(2,606)	59,508	12
Net change in unrealized appreciation
(depreciation) on investments	—	(1,100,424)	—	(2,796,096)	(19,801)	(2,358,266)	(28,282)
Net realized and unrealized gain (loss)	—	(1,100,226)	—	(2,888,957)	(22,407)	(2,298,758)	(28,270)

Net change in net assets
from operations	$—	$(1,244,455)	$—	$(3,050,585)	$(22,617)	$(2,533,757)	$(29,351)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Assets
Investments, at fair value	$4,899,932	$—	$1,833,711	$995	$406,144,265	$633,704	$69,399,260
Receivables:
Investments in Fund shares sold	1,378	—	307	—	506,611	24	1,637,614
Investment Division units sold	3,226	—	—	—	396,087	—	376,458
Total assets	4,904,536	—	1,834,018	995	407,046,963	633,728	71,413,332

Liabilities
Payables:
Investments in Fund shares purchased	3,226	—	—	—	396,087	—	376,458
Investment Division units redeemed	937	—	127	—	459,992	—	1,629,624
Insurance fees due to Jackson
of New York	441	—	180	—	46,619	24	7,990
Total liabilities	4,604	—	307	—	902,698	24	2,014,072
Net assets	$4,899,932	$—	$1,833,711	$995	$406,144,265	$633,704	$69,399,260

Investments in Funds, shares outstanding	378,666	—	184,478	101	18,587,838	28,077	69,399,260
Investments in Funds, at cost	$5,031,324	$—	$1,838,005	$984	$405,783,333	$638,732	$69,399,260

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$6,815,696	$—	$713,598
Expenses
Asset-based charges	31,779	—	5,600	—	5,779,511	109	883,249
Total expenses	31,779	—	5,600	—	5,779,511	109	883,249
Net investment income (loss)	(31,779)	—	(5,600)	—	1,036,185	(109)	(169,651)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	91,640	—	22,749	—	17,150,761	—	—
Investments	143,389	—	2,494	—	5,900,559	(2)	—
Net change in unrealized appreciation
(depreciation) on investments	(513,785)	—	(6,055)	11	(43,973,726)	(5,028)	—
Net realized and unrealized gain (loss)	(278,756)	—	19,188	11	(20,922,406)	(5,030)	—

Net change in net assets
from operations	$(310,535)	$—	$13,588	$11	$(19,886,221)	$(5,139)	$(169,651)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$21,149	$49,686,548	$—
Receivables:
Investments in Fund shares sold	1	11,320	—
Investment Division units sold	—	5,739	—
Total assets	21,150	49,703,607	—

Liabilities
Payables:
Investments in Fund shares purchased	—	5,739	—
Investment Division units redeemed	—	5,161	—
Insurance fees due to Jackson
of New York	1	6,159	—
Total liabilities	1	17,059	—
Net assets	$21,149	$49,686,548	$—

Investments in Funds, shares outstanding	21,149	2,669,884	—
Investments in Funds, at cost	$21,149	$57,753,192	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WMC Government Money Market Fund - Class I(a)	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A(b)	JNL Real Assets Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class I(a) (c)
Investment Income
Dividends	$13	$997,513	$—	$—	$—	$148,985	$—
Expenses
Asset-based charges	3	841,281	—	21,834	2,860	332,210	1
Total expenses	3	841,281	—	21,834	2,860	332,210	1
Net investment income (loss)	10	156,232	—	(21,834)	(2,860)	(183,225)	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	7,182,569	—	—	—	3,206,080	—
Investments	—	915,278	—	58,672	8,137	4,563,457	(60)
Net change in unrealized appreciation
(depreciation) on investments	—	(14,954,120)	—	(68,758)	(13,185)	(5,814,304)	—
Net realized and unrealized gain (loss)	—	(6,856,273)	—	(10,086)	(5,048)	1,955,233	(60)

Net change in net assets
from operations	$10	$(6,700,041)	$—	$(31,920)	$(7,908)	$1,772,008	$(61)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(c)	The period is from April 30, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MMRS Conservative Fund - Class A(a)	JNL/MMRS Growth Fund - Class A(a)
Investment Income
Dividends	$—	$—
Expenses
Asset-based charges	120,217	11,050
Total expenses	120,217	11,050
Net investment income (loss)	(120,217)	(11,050)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—
Investments	1,903,881	305,580
Net change in unrealized appreciation
(depreciation) on investments	(1,647,487)	(246,648)
Net realized and unrealized gain (loss)	256,394	58,932

Net change in net assets
from operations	$136,177	$47,882

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(a)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(a)	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(1,209,388)	$(551)	$(236,398)	$(102)	$(2,180,621)	$(2)	$(171,811)
Net realized gain (loss) on investments	2,366,291	(331)	181,027	(11)	3,931,768	(101)	(11,788)
Net change in unrealized appreciation
(depreciation) on investments	(11,305,690)	(28,518)	(908,624)	(1,827)	(17,756,497)	—	(896,362)
Net change in net assets
from operations	(10,148,787)	(29,400)	(963,995)	(1,940)	(16,005,350)	(103)	(1,079,961)

Contract transactions
Purchase payments	4,185,332	293,781	4,784,574	75,371	9,429,969	11,704	(6,914)
Surrenders and terminations	(6,607,780)	—	(3,394,123)	—	(10,850,810)	—	(1,488,423)
Transfers between Investment Divisions	728,460	(34,737)	3,090,200	(753)	(8,440,450)	(11,601)	(2,347,203)
Contract owner charges	(846,262)	(1,686)	(37,357)	—	(1,612,142)	—	(4,906)
Net change in net assets
from contract transaction	(2,540,250)	257,358	4,443,294	74,618	(11,473,433)	103	(3,847,446)

Net change in net assets	(12,689,037)	227,958	3,479,299	72,678	(27,478,783)	—	(4,927,407)

Net assets beginning of year	89,239,199	—	19,896,861	—	163,142,367	—	18,726,159

Net assets end of year	$76,550,162	$227,958	$23,376,160	$72,678	$135,663,584	$—	$13,798,752

Contract unit transactions
Units outstanding at beginning of year	6,155,028	—	1,721,800	—	10,753,127	—	1,773,644
Units issued	918,704	22,462	909,036	6,408	917,646	847	50,598
Units redeemed	(1,099,185)	(2,786)	(515,043)	(69)	(1,705,827)	(847)	(422,768)
Units outstanding at end of year	5,974,547	19,676	2,115,793	6,339	9,964,946	—	1,401,474
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,146,576	$293,781	$10,291,185	$75,415	$13,752,070	$11,704	$529,028
Proceeds from sales	$16,896,214	$36,974	$6,084,289	$898	$27,406,123	$11,603	$4,548,285

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I(a)	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(2,239,562)	$—	$(1,619,236)	$—	$87,324	$627	$75,901
Net realized gain (loss) on investments	1,801,482	—	1,589,652	—	405,752	474	351,266
Net change in unrealized appreciation
(depreciation) on investments	(11,371,537)	—	(7,817,282)	—	(2,897,964)	(3,953)	(1,266,957)
Net change in net assets
from operations	(11,809,617)	—	(7,846,866)	—	(2,404,888)	(2,852)	(839,790)

Contract transactions
Purchase payments	2,181,842	—	1,928,923	—	1,531,517	42,000	2,008,409
Surrenders and terminations	(10,840,685)	—	(10,061,757)	—	(478,538)	—	(1,234,927)
Transfers between Investment Divisions	(6,749,328)	—	(6,562,553)	—	1,141,235	—	118,905
Contract owner charges	(1,813,320)	—	(1,376,702)	—	(8,650)	(94)	(11,739)
Net change in net assets
from contract transaction	(17,221,491)	—	(16,072,089)	—	2,185,564	41,906	880,648

Net change in net assets	(29,031,108)	—	(23,918,955)	—	(219,324)	39,054	40,858

Net assets beginning of year	155,800,252	—	115,277,805	—	22,458,699	—	11,678,606

Net assets end of year	$126,769,144	$—	$91,358,850	$—	$22,239,375	$39,054	$11,719,464

Contract unit transactions
Units outstanding at beginning of year	8,276,386	—	6,303,451	—	1,395,432	—	910,921
Units issued	382,509	—	463,775	—	274,466	2,999	431,154
Units redeemed	(1,319,468)	—	(1,360,930)	—	(130,256)	(7)	(364,491)
Units outstanding at end of year	7,339,427	—	5,406,296	—	1,539,642	2,992	977,584
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,133,560	$—	$8,450,023	$—	$4,746,782	$43,146	$5,781,344
Proceeds from sales	$26,594,614	$—	$26,141,348	$—	$2,210,877	$129	$4,746,705

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I(a)	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$—	$129,589	$—	$(430,045)	$(30)	$(2,053,477)	$(36)
Net realized gain (loss) on investments	—	1,019,436	—	581,964	(5)	3,052,480	(4)
Net change in unrealized appreciation
(depreciation) on investments	—	(3,209,386)	—	(2,586,754)	(1,385)	(13,117,657)	(1,598)
Net change in net assets
from operations	—	(2,060,361)	—	(2,434,835)	(1,420)	(12,118,654)	(1,638)

Contract transactions
Purchase payments	—	2,375,449	—	8,322,340	25,000	11,893,370	41,999
Surrenders and terminations	—	(1,134,302)	—	(2,871,746)	—	(11,818,518)	—
Transfers between Investment Divisions	—	(1,767,846)	—	685,346	—	(5,552,688)	1
Contract owner charges	—	(8,189)	—	(113,367)	(82)	(1,249,655)	(96)
Net change in net assets
from contract transaction	—	(534,888)	—	6,022,573	24,918	(6,727,491)	41,904

Net change in net assets	—	(2,595,249)	—	3,587,738	23,498	(18,846,145)	40,266

Net assets beginning of year	—	26,311,415	—	35,980,104	—	156,925,522	—

Net assets end of year	$—	$23,716,166	$—	$39,567,842	$23,498	$138,079,377	$40,266

Contract unit transactions
Units outstanding at beginning of year	—	1,798,495	—	2,727,318	—	10,341,203	—
Units issued	—	427,626	—	1,070,211	1,891	1,410,029	3,161
Units redeemed	—	(457,870)	—	(590,915)	(6)	(1,876,562)	(7)
Units outstanding at end of year	—	1,768,251	—	3,206,614	1,885	9,874,670	3,154
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$6,806,233	$—	$13,717,503	$25,000	$21,242,100	$42,000
Proceeds from sales	$—	$6,832,987	$—	$8,124,975	$112	$30,023,068	$131

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(b)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(b)	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(13,124)	$(42)	$(84,925)	$69	$(1,474,916)	$(253)	$(606,937)
Net realized gain (loss) on investments	1,987	(2)	466,308	1,919	10,334,938	(10,134)	6,577,487
Net change in unrealized appreciation
(depreciation) on investments	(55,328)	(3,386)	(1,052,485)	(7,539)	(14,186,005)	(12,034)	(14,440,632)
Net change in net assets
from operations	(66,465)	(3,430)	(671,102)	(5,551)	(5,325,983)	(22,421)	(8,470,082)

Contract transactions
Purchase payments	109,256	—	2,482,316	52,000	10,167,257	161,918	3,856,537
Surrenders and terminations	(26,606)	—	(215,432)	—	(7,018,311)	—	(3,353,826)
Transfers between Investment Divisions	87,087	53,716	1,887,260	—	13,393,941	(88,953)	363,551
Contract owner charges	(228)	(3)	(63,641)	(133)	(1,116,934)	(226)	(555,080)
Net change in net assets
from contract transaction	169,509	53,713	4,090,503	51,867	15,425,953	72,739	311,182

Net change in net assets	103,044	50,283	3,419,401	46,316	10,099,970	50,318	(8,158,900)

Net assets beginning of year	1,189,108	—	3,998,889	—	81,526,026	—	51,813,848

Net assets end of year	$1,292,152	$50,283	$7,418,290	$46,316	$91,625,996	$50,318	$43,654,948

Contract unit transactions
Units outstanding at beginning of year	118,057	—	328,710	—	1,720,483	—	2,355,797
Units issued	34,922	6,247	495,728	3,996	719,549	2,292	529,784
Units redeemed	(18,453)	—	(169,454)	(10)	(452,883)	(1,542)	(527,150)
Units outstanding at end of year	134,526	6,247	654,984	3,986	1,987,149	750	2,358,431
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$350,048	$53,716	$6,579,213	$54,060	$46,183,280	$192,076	$17,907,872
Proceeds from sales	$193,663	$44	$2,180,515	$188	$25,245,708	$109,964	$11,961,171

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL S&P 500 Index Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)
Operations
Net investment income (loss)	$138	$(1,248)	$(11,083)	$(535,577)	$272	$(3,824,799)	$(237)
Net realized gain (loss) on investments	3,196	(5,874)	124,822	4,327,808	2,338	11,855,080	(24)
Net change in unrealized appreciation
(depreciation) on investments	(8,191)	(83,699)	(571,771)	(8,715,009)	(3,541)	(33,507,350)	(15,325)
Net change in net assets
from operations	(4,857)	(90,821)	(458,032)	(4,922,778)	(931)	(25,477,069)	(15,586)

Contract transactions
Purchase payments	2,758	918,925	232,068	22,940,259	42,500	18,459,051	138,724
Surrenders and terminations	—	—	(266,036)	(3,689,707)	—	(14,386,054)	—
Transfers between Investment Divisions	27,803	(952)	383,397	7,767,144	(1)	(4,892,083)	(20)
Contract owner charges	—	(3,638)	(8,624)	(703,754)	(94)	(2,973,230)	(628)
Net change in net assets
from contract transaction	30,561	914,335	340,805	26,313,942	42,405	(3,792,316)	138,076

Net change in net assets	25,704	823,514	(117,227)	21,391,164	41,474	(29,269,385)	122,490

Net assets beginning of year	—	—	4,387,059	49,558,677	—	248,289,828	—

Net assets end of year	$25,704	$823,514	$4,269,832	$70,949,841	$41,474	$219,020,443	$122,490

Contract unit transactions
Units outstanding at beginning of year	—	—	374,053	3,103,133	—	11,829,552	—
Units issued	1,113	115,302	224,310	2,452,661	2,098	2,222,065	5,644
Units redeemed	—	(34,409)	(195,794)	(829,890)	(5)	(2,415,839)	(27)
Units outstanding at end of year	1,113	80,893	402,569	4,725,904	2,093	11,635,778	5,617
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$33,929	$1,297,508	$2,638,767	$43,970,064	$45,161	$46,563,950	$138,724
Proceeds from sales	$28	$384,421	$2,309,045	$14,224,211	$135	$54,181,065	$885

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(b)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(b)	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$(3,902)	$(14)	$(266,250)	$136	$(106,834)	$179	$(559,687)
Net realized gain (loss) on investments	(4,864)	(1)	(70,944)	(2)	706,930	1,239	801,055
Net change in unrealized appreciation
(depreciation) on investments	(46,073)	(482)	(638,605)	(34)	(2,512,722)	(10,718)	(5,240,988)
Net change in net assets
from operations	(54,839)	(497)	(975,799)	100	(1,912,626)	(9,300)	(4,999,620)

Contract transactions
Purchase payments	1,234,380	10,000	3,349,155	26,772	3,979,253	79,949	3,915,651
Surrenders and terminations	(9,429)	—	(1,893,148)	—	(578,664)	—	(2,483,748)
Transfers between Investment Divisions	357,518	1	1,388,444	19	2,827,757	—	1,419,230
Contract owner charges	(2,095)	(35)	(361,641)	(69)	(9,293)	(33)	(495,076)
Net change in net assets
from contract transaction	1,580,374	9,966	2,482,810	26,722	6,219,053	79,916	2,356,057

Net change in net assets	1,525,535	9,469	1,507,011	26,822	4,306,427	70,616	(2,643,563)

Net assets beginning of year	—	—	27,352,342	—	11,478,597	—	38,217,233

Net assets end of year	$1,525,535	$9,469	$28,859,353	$26,822	$15,785,024	$70,616	$35,573,670

Contract unit transactions
Units outstanding at beginning of year	—	—	2,601,402	—	760,914	—	2,438,263
Units issued	190,665	1,009	958,532	2,278	669,317	5,134	561,246
Units redeemed	(28,530)	(4)	(731,632)	(6)	(260,036)	(2)	(420,536)
Units outstanding at end of year	162,135	1,005	2,828,302	2,272	1,170,195	5,132	2,578,973
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,857,133	$10,000	$10,145,304	$26,955	$10,527,968	$81,500	$9,222,846
Proceeds from sales	$280,661	$48	$7,928,744	$97	$4,117,588	$153	$7,178,741

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I(a)	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)
Operations
Net investment income (loss)	$18	$(1,578,522)	$(71)	$(357,397)	$(319)	$(4,963,907)	$(783)
Net realized gain (loss) on investments	135	2,337,097	(14)	1,449,044	(2,429)	15,856,837	(4,305)
Net change in unrealized appreciation
(depreciation) on investments	(3,795)	(9,017,194)	(4,567)	(2,762,979)	(18,405)	(25,084,045)	(54,197)
Net change in net assets
from operations	(3,642)	(8,258,619)	(4,652)	(1,671,332)	(21,153)	(14,191,115)	(59,285)

Contract transactions
Purchase payments	20,333	18,491,576	72,000	11,343,084	240,586	60,486,661	422,560
Surrenders and terminations	—	(4,103,428)	—	(1,652,901)	—	(22,553,007)	—
Transfers between Investment Divisions	9,267	5,625,730	1	4,179,062	(25,249)	1,843,039	240,245
Contract owner charges	(49)	(1,225,802)	(184)	(23,370)	(1,105)	(3,736,365)	(3,265)
Net change in net assets
from contract transaction	29,551	18,788,076	71,817	13,845,875	214,232	36,040,328	659,540

Net change in net assets	25,909	10,529,457	67,165	12,174,543	193,079	21,849,213	600,255

Net assets beginning of year	—	95,248,854	—	27,867,848	—	312,996,300	—

Net assets end of year	$25,909	$105,778,311	$67,165	$40,042,391	$193,079	$334,845,513	$600,255

Contract unit transactions
Units outstanding at beginning of year	—	6,067,458	—	1,336,137	—	14,626,614	—
Units issued	1,629	2,143,998	4,359	912,194	16,304	4,276,675	31,377
Units redeemed	(3)	(995,446)	(12)	(283,235)	(7,243)	(2,691,439)	(5,983)
Units outstanding at end of year	1,626	7,216,010	4,347	1,965,096	9,061	16,211,850	25,394
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$29,790	$34,245,089	$72,000	$20,091,355	$384,665	$95,941,345	$807,327
Proceeds from sales	$80	$17,035,534	$254	$6,602,878	$170,752	$64,864,923	$148,570

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Operations
Net investment income (loss)	$(601,535)	$2,066	$(1,840,178)	$—	$(661,035)	$244	$(423,886)
Net realized gain (loss) on investments	3,392,513	1,918	3,104,255	—	1,057,554	(4)	1,724,326
Net change in unrealized appreciation
(depreciation) on investments	(18,720,283)	(29,804)	(9,009,614)	—	(11,601,969)	(5,510)	(6,878,607)
Net change in net assets
from operations	(15,929,305)	(25,820)	(7,745,537)	—	(11,205,450)	(5,270)	(5,578,167)

Contract transactions
Purchase payments	12,179,646	251,144	16,922,075	—	6,896,394	61,640	947,169
Surrenders and terminations	(4,915,332)	—	(8,074,245)	—	(3,405,859)	—	(2,491,379)
Transfers between Investment Divisions	115,415	534	2,429,655	—	3,651,078	23	(665,799)
Contract owner charges	(1,095,049)	(1,034)	(1,309,111)	—	(801,709)	(254)	(455,115)
Net change in net assets
from contract transaction	6,284,680	250,644	9,968,374	—	6,339,904	61,409	(2,665,124)

Net change in net assets	(9,644,625)	224,824	2,222,837	—	(4,865,546)	56,139	(8,243,291)

Net assets beginning of year	102,065,184	—	119,720,410	—	65,835,082	—	40,566,399

Net assets end of year	$92,420,559	$224,824	$121,943,247	$—	$60,969,536	$56,139	$32,323,108

Contract unit transactions
Units outstanding at beginning of year	6,905,546	—	8,393,444	—	4,889,174	—	2,456,543
Units issued	1,902,904	15,582	2,176,365	—	1,343,741	4,281	274,292
Units redeemed	(1,478,754)	(67)	(1,493,370)	—	(866,937)	(18)	(435,662)
Units outstanding at end of year	7,329,696	15,515	9,076,439	—	5,365,978	4,263	2,295,173
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$29,511,042	$256,162	$31,202,072	$—	$17,822,195	$62,021	$5,571,044
Proceeds from sales	$22,905,723	$1,409	$23,073,876	$—	$12,111,809	$347	$7,672,443

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$—	$(113,005)	$(738)	$(1,348,929)	$—	$(33,331)	$218,927
Net realized gain (loss) on investments	—	(485,232)	77,151	4,762,060	—	(19,777)	(920,749)
Net change in unrealized appreciation
(depreciation) on investments	—	(541,436)	(234,158)	(19,956,487)	—	(32,970)	(8,038,362)
Net change in net assets
from operations	—	(1,139,673)	(157,745)	(16,543,356)	—	(86,078)	(8,740,184)

Contract transactions
Purchase payments	—	632,589	80,095	12,331,730	10,158	27,912	2,227,232
Surrenders and terminations	—	(933,961)	(76,095)	(10,188,887)	—	(220,587)	(3,799,763)
Transfers between Investment Divisions	—	(327,124)	(121,842)	(7,825,842)	53	(200,635)	(1,310,408)
Contract owner charges	—	(15,598)	(1,012)	(2,012,283)	—	(1,587)	(522,019)
Net change in net assets
from contract transaction	—	(644,094)	(118,854)	(7,695,282)	10,211	(394,897)	(3,404,958)

Net change in net assets	—	(1,783,767)	(276,599)	(24,238,638)	10,211	(480,975)	(12,145,142)

Net assets beginning of year	—	11,307,217	2,046,758	190,065,179	—	3,381,418	50,474,317

Net assets end of year	$—	$9,523,450	$1,770,159	$165,826,541	$10,211	$2,900,443	$38,329,175

Contract unit transactions
Units outstanding at beginning of year	—	1,123,479	179,158	14,206,804	—	331,983	6,047,099
Units issued	—	157,379	17,922	1,867,505	737	15,999	1,065,663
Units redeemed	—	(227,197)	(28,952)	(2,471,223)	—	(55,309)	(1,494,317)
Units outstanding at end of year	—	1,053,661	168,128	13,603,086	737	292,673	5,618,445
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$1,528,780	$423,236	$29,069,975	$10,211	$162,507	$9,494,753
Proceeds from sales	$—	$2,285,879	$340,063	$34,821,240	$—	$590,735	$12,680,784

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I(b)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(b)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(b)
Operations
Net investment income (loss)	$—	$(2,645,402)	$(530)	$(20,652)	$(98)	$51,308	$(1)
Net realized gain (loss) on investments	—	25,289,625	(5,729)	70,972	2,067	401,024	—
Net change in unrealized appreciation
(depreciation) on investments	—	(24,587,367)	(31,201)	(276,890)	(6,798)	(9,172,070)	14
Net change in net assets
from operations	—	(1,943,144)	(37,460)	(226,570)	(4,829)	(8,719,738)	13

Contract transactions
Purchase payments	—	18,051,521	308,186	362,126	69,999	3,290,406	4,000
Surrenders and terminations	—	(13,513,367)	—	(139,977)	—	(2,151,383)	—
Transfers between Investment Divisions	—	20,289,061	(77,066)	51,790	1	2,811,281	—
Contract owner charges	—	(2,040,578)	(1,261)	(4,771)	(234)	(483,932)	—
Net change in net assets
from contract transaction	—	22,786,637	229,859	269,168	69,766	3,466,372	4,000

Net change in net assets	—	20,843,493	192,399	42,598	64,937	(5,253,366)	4,013

Net assets beginning of year	—	147,932,749	—	2,008,469	—	43,674,972	—

Net assets end of year	$—	$168,776,242	$192,399	$2,051,067	$64,937	$38,421,606	$4,013

Contract unit transactions
Units outstanding at beginning of year	—	2,748,260	—	180,904	—	2,723,736	—
Units issued	—	1,050,248	5,466	51,868	6,509	687,018	217
Units redeemed	—	(701,181)	(3,155)	(26,331)	(22)	(466,554)	—
Units outstanding at end of year	—	3,097,327	2,311	206,441	6,487	2,944,200	217
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$79,417,088	$515,824	$615,382	$72,079	$11,187,621	$4,000
Proceeds from sales	$—	$44,516,442	$262,317	$303,928	$331	$7,669,941	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(81,319)	$(217)	$183,443	$1,136	$(65,592)	$(32)	$(93,867)
Net realized gain (loss) on investments	(67,239)	(3,978)	54,065	141	(3,818)	(5)	(813)
Net change in unrealized appreciation
(depreciation) on investments	(380,854)	(15,652)	(423,214)	(1,940)	(825,359)	(3,119)	(667,143)
Net change in net assets
from operations	(529,412)	(19,847)	(185,706)	(663)	(894,769)	(3,156)	(761,823)

Contract transactions
Purchase payments	2,631,139	172,896	1,334,095	21,839	5,160,821	40,000	4,002,519
Surrenders and terminations	(192,848)	—	(310,342)	—	(46,623)	—	(99,149)
Transfers between Investment Divisions	3,873,828	—	176,926	1	1,226,218	(1)	69,087
Contract owner charges	(66,362)	(706)	(37,851)	(70)	(45,421)	(78)	(55,647)
Net change in net assets
from contract transaction	6,245,757	172,190	1,162,828	21,770	6,294,995	39,921	3,916,810

Net change in net assets	5,716,345	152,343	977,122	21,107	5,400,226	36,765	3,154,987

Net assets beginning of year	572,473	—	4,356,779	—	2,240,140	—	5,189,920

Net assets end of year	$6,288,818	$152,343	$5,333,901	$21,107	$7,640,366	$36,765	$8,344,907

Contract unit transactions
Units outstanding at beginning of year	52,959	—	403,678	—	203,599	—	480,924
Units issued	1,145,243	25,368	211,830	2,007	597,552	3,703	422,748
Units redeemed	(607,323)	(11,272)	(104,402)	(6)	(13,904)	(8)	(52,356)
Units outstanding at end of year	590,879	14,096	511,106	2,001	787,247	3,695	851,316
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,063,493	$304,108	$2,580,001	$23,149	$6,443,284	$40,003	$4,466,071
Proceeds from sales	$6,899,055	$132,134	$1,193,047	$98	$212,782	$110	$642,350

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Operations
Net investment income (loss)	$—	$(307,079)	$(6)	$(31,223)	$28	$(1,033,786)	$211
Net realized gain (loss) on investments	—	4,043,270	—	781,939	942	3,118,372	267
Net change in unrealized appreciation
(depreciation) on investments	—	(9,194,440)	(408)	(1,685,362)	(2,237)	(6,460,415)	(476)
Net change in net assets
from operations	—	(5,458,249)	(414)	(934,646)	(1,267)	(4,375,829)	2

Contract transactions
Purchase payments	—	6,444,878	24,666	1,725,446	6,448	8,911,385	41,929
Surrenders and terminations	—	(3,501,641)	—	(227,757)	—	(19,289,545)	—
Transfers between Investment Divisions	—	(3,696,438)	—	737,837	—	(7,881,948)	25
Contract owner charges	—	(610,394)	—	(5,066)	(32)	(2,306,110)	(69)
Net change in net assets
from contract transaction	—	(1,363,595)	24,666	2,230,460	6,416	(20,566,218)	41,885

Net change in net assets	—	(6,821,844)	24,252	1,295,814	5,149	(24,942,047)	41,887

Net assets beginning of year	—	62,241,007	—	3,955,077	—	230,203,430	—

Net assets end of year	$—	$55,419,163	$24,252	$5,250,891	$5,149	$205,261,383	$41,887

Contract unit transactions
Units outstanding at beginning of year	—	1,831,311	—	212,135	—	11,211,446	—
Units issued	—	388,903	627	172,086	581	1,265,672	1,475
Units redeemed	—	(439,066)	—	(53,731)	(3)	(2,325,379)	(2)
Units outstanding at end of year	—	1,781,148	627	330,490	578	10,151,739	1,473
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$15,184,037	$24,666	$4,127,887	$7,434	$31,209,556	$42,464
Proceeds from sales	$—	$15,844,773	$6	$1,037,900	$43	$49,735,726	$98

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Operations
Net investment income (loss)	$(8,607)	$574	$(223,211)	$462	$1,871,677	$1,567	$(30,632)
Net realized gain (loss) on investments	13,398	430	6,034,056	6,751	(151,588)	(31)	(19,309)
Net change in unrealized appreciation
(depreciation) on investments	(35,389)	(1,104)	(9,309,774)	(14,662)	(1,173,935)	(935)	(224,476)
Net change in net assets
from operations	(30,598)	(100)	(3,498,929)	(7,449)	546,154	601	(274,417)

Contract transactions
Purchase payments	337,314	38,158	7,190,598	54,032	8,056,620	43,497	530,821
Surrenders and terminations	(34,731)	—	(1,266,933)	—	(3,060,322)	—	(149,053)
Transfers between Investment Divisions	214,457	9	10,468,278	9,603	10,361,073	(793)	4,645
Contract owner charges	(379)	(66)	(419,415)	(99)	(691,903)	(66)	(816)
Net change in net assets
from contract transaction	516,661	38,101	15,972,528	63,536	14,665,468	42,638	385,597

Net change in net assets	486,063	38,001	12,473,599	56,087	15,211,622	43,239	111,180

Net assets beginning of year	747,767	—	33,518,789	—	76,367,845	—	2,824,962

Net assets end of year	$1,233,830	$38,001	$45,992,388	$56,087	$91,579,467	$43,239	$2,936,142

Contract unit transactions
Units outstanding at beginning of year	67,582	—	2,177,348	—	7,025,794	—	259,950
Units issued	62,404	3,528	1,629,073	3,943	2,956,742	4,006	101,594
Units redeemed	(13,667)	(6)	(630,347)	(8)	(1,590,940)	(81)	(66,219)
Units outstanding at end of year	116,319	3,522	3,176,074	3,935	8,391,596	3,925	295,325
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$677,593	$39,199	$32,130,479	$70,996	$34,781,339	$45,158	$1,077,498
Proceeds from sales	$154,780	$90	$10,530,626	$232	$18,244,194	$953	$722,533

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I(a)
Operations
Net investment income (loss)	$—	$283,388	$1,644	$9,206	$(2)	$1,147,988	$(2)
Net realized gain (loss) on investments	—	23,312	(2)	864,862	123	(785,116)	(87)
Net change in unrealized appreciation
(depreciation) on investments	—	(706,315)	(3,697)	(2,401,734)	—	(5,726,435)	—
Net change in net assets
from operations	—	(399,615)	(2,055)	(1,527,666)	121	(5,363,563)	(89)

Contract transactions
Purchase payments	—	88,997	28,242	1,535,983	11,297	2,966,443	11,297
Surrenders and terminations	—	(457,143)	—	(930,032)	—	(4,160,503)	—
Transfers between Investment Divisions	—	2,017,732	(57)	632,596	(11,418)	(4,596,550)	(11,208)
Contract owner charges	—	(16,641)	—	(28,978)	—	(739,015)	—
Net change in net assets
from contract transaction	—	1,632,945	28,185	1,209,569	(121)	(6,529,625)	89

Net change in net assets	—	1,233,330	26,130	(318,097)	—	(11,893,188)	—

Net assets beginning of year	—	3,731,399	—	12,380,816	—	73,461,986	—

Net assets end of year	$—	$4,964,729	$26,130	$12,062,719	$—	$61,568,798	$—

Contract unit transactions
Units outstanding at beginning of year	—	237,898	—	894,409	—	4,875,612	—
Units issued	—	178,284	2,206	295,336	899	585,980	684
Units redeemed	—	(54,102)	(5)	(205,819)	(899)	(1,034,002)	(684)
Units outstanding at end of year	—	362,080	2,201	983,926	—	4,427,590	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$2,780,611	$29,937	$4,948,476	$11,297	$10,752,523	$11,297
Proceeds from sales	$—	$864,277	$108	$2,908,944	$11,420	$16,134,159	$11,210

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Operations
Net investment income (loss)	$(67,057)	$—	$(1,275,392)	$—	$122,724	$133	$(620,302)
Net realized gain (loss) on investments	1,950,614	—	3,771,189	—	1,913,660	291	(311,929)
Net change in unrealized appreciation
(depreciation) on investments	(9,554,174)	—	(11,318,666)	—	(7,411,484)	(1,337)	638,258
Net change in net assets
from operations	(7,670,617)	—	(8,822,869)	—	(5,375,100)	(913)	(293,973)

Contract transactions
Purchase payments	838,788	—	2,349,882	—	1,702,436	6,448	3,027,500
Surrenders and terminations	(6,555,295)	—	(7,201,055)	—	(2,153,922)	—	(3,456,883)
Transfers between Investment Divisions	(4,382,846)	—	(1,677,535)	—	(126,562)	—	1,124,542
Contract owner charges	(975,810)	—	(990,011)	—	(401,128)	(32)	(354,775)
Net change in net assets
from contract transaction	(11,075,163)	—	(7,518,719)	—	(979,176)	6,416	340,384

Net change in net assets	(18,745,780)	—	(16,341,588)	—	(6,354,276)	5,503	46,411

Net assets beginning of year	85,056,786	—	88,605,404	—	34,273,673	—	43,425,648

Net assets end of year	$66,311,006	$—	$72,263,816	$—	$27,919,397	$5,503	$43,472,059

Contract unit transactions
Units outstanding at beginning of year	6,261,229	—	6,533,447	—	2,720,518	—	3,747,690
Units issued	446,026	—	592,796	—	320,883	429	911,780
Units redeemed	(1,272,681)	—	(1,153,903)	—	(403,934)	(2)	(886,501)
Units outstanding at end of year	5,434,574	—	5,972,340	—	2,637,467	427	3,772,969
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,464,699	$—	$7,895,970	$—	$6,031,943	$6,886	$10,593,593
Proceeds from sales	$18,182,129	$—	$16,690,082	$—	$5,378,620	$43	$10,873,511

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)
Operations
Net investment income (loss)	$(24)	$4,625,872	$57	$394,989	$—	$(169,528)	$—
Net realized gain (loss) on investments	(2)	1,467,384	(2)	2,653,743	—	2,289,342	—
Net change in unrealized appreciation
(depreciation) on investments	(132)	(14,884,493)	(267)	(13,388,382)	—	(6,799,839)	—
Net change in net assets
from operations	(158)	(8,791,237)	(212)	(10,339,650)	—	(4,680,025)	—

Contract transactions
Purchase payments	14,735	7,771,660	5,429	4,379,232	—	1,449,539	—
Surrenders and terminations	—	(12,182,093)	—	(2,445,505)	—	(3,112,827)	—
Transfers between Investment Divisions	—	(5,886,683)	(63)	(2,947,828)	—	(2,336,708)	—
Contract owner charges	(64)	(1,602,074)	(13)	(487,707)	—	(552,627)	—
Net change in net assets
from contract transaction	14,671	(11,899,190)	5,353	(1,501,808)	—	(4,552,623)	—

Net change in net assets	14,513	(20,690,427)	5,141	(11,841,458)	—	(9,232,648)	—

Net assets beginning of year	—	164,243,381	—	48,550,192	—	49,101,490	—

Net assets end of year	$14,513	$143,552,954	$5,141	$36,708,734	$—	$39,868,842	$—

Contract unit transactions
Units outstanding at beginning of year	—	10,529,670	—	3,790,685	—	3,556,535	—
Units issued	1,138	1,083,623	288	995,360	—	326,117	—
Units redeemed	(5)	(1,869,008)	(4)	(1,167,732)	—	(660,504)	—
Units outstanding at end of year	1,133	9,744,285	284	3,618,313	—	3,222,148	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$14,735	$23,845,306	$5,490	$15,313,016	$—	$6,540,522	$—
Proceeds from sales	$88	$31,118,624	$80	$14,525,348	$—	$9,725,630	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)
Operations
Net investment income (loss)	$560,348	$—	$(108,007)	$(4,096)	$(3)	$(156,534)	$231
Net realized gain (loss) on investments	(942,416)	—	(203,492)	(12,905)	—	283,287	701
Net change in unrealized appreciation
(depreciation) on investments	(1,643,511)	—	(715,691)	(66,468)	129	(6,371,682)	(7,266)
Net change in net assets
from operations	(2,025,579)	—	(1,027,190)	(83,469)	126	(6,244,929)	(6,334)

Contract transactions
Purchase payments	3,503,130	—	888,378	433,642	2,500	2,225,325	33,696
Surrenders and terminations	(4,446,397)	—	(1,144,118)	(2,828)	—	(2,361,512)	—
Transfers between Investment Divisions	(6,483,193)	—	(360,296)	396,141	—	(1,958,418)	1,689
Contract owner charges	(680,987)	—	(87,032)	(602)	(6)	(150,530)	(61)
Net change in net assets
from contract transaction	(8,107,447)	—	(703,068)	826,353	2,494	(2,245,135)	35,324

Net change in net assets	(10,133,026)	—	(1,730,258)	742,884	2,620	(8,490,064)	28,990

Net assets beginning of year	65,292,292	—	10,787,066	23,546	—	29,554,504	—

Net assets end of year	$55,159,266	$—	$9,056,808	$766,430	$2,620	$21,064,440	$28,990

Contract unit transactions
Units outstanding at beginning of year	2,568,351	—	801,050	2,246	—	2,495,451	—
Units issued	466,400	—	219,202	97,111	295	523,887	3,125
Units redeemed	(799,142)	—	(278,515)	(12,330)	(1)	(734,401)	(6)
Units outstanding at end of year	2,235,609	—	741,737	87,027	294	2,284,937	3,119
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,224,474	$—	$2,947,305	$942,523	$2,500	$6,645,906	$36,381
Proceeds from sales	$20,771,572	$—	$3,758,379	$120,266	$9	$8,492,225	$114

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(a)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I(b)	JNL/Invesco Global Real Estate Fund - Class A
Operations
Net investment income (loss)	$(73)	$(25)	$(588,416)	$—	$(24,327)	$—	$1,941,770
Net realized gain (loss) on investments	14	(8)	2,602,777	—	17,047	—	(450,901)
Net change in unrealized appreciation
(depreciation) on investments	(3,614)	(4,614)	(12,541,792)	—	(218,129)	—	(7,790,255)
Net change in net assets
from operations	(3,673)	(4,647)	(10,527,431)	—	(225,409)	—	(6,299,386)

Contract transactions
Purchase payments	54,747	75,885	4,021,924	6,772	2,314,412	—	3,438,016
Surrenders and terminations	(1,048)	—	(3,240,899)	—	(120,862)	—	(4,969,989)
Transfers between Investment Divisions	751	1,015	(768,788)	15	562,451	—	(2,280,084)
Contract owner charges	(25)	(103)	(629,046)	—	(24,608)	—	(869,884)
Net change in net assets
from contract transaction	54,425	76,797	(616,809)	6,787	2,731,393	—	(4,681,941)

Net change in net assets	50,752	72,150	(11,144,240)	6,787	2,505,984	—	(10,981,327)

Net assets beginning of year	—	—	57,110,206	—	620,990	—	83,510,733

Net assets end of year	$50,752	$72,150	$45,965,966	$6,787	$3,126,974	$—	$72,529,406

Contract unit transactions
Units outstanding at beginning of year	—	—	5,445,990	—	60,334	—	4,673,458
Units issued	5,539	7,700	1,591,162	689	489,048	—	732,517
Units redeemed	(105)	(11)	(1,678,722)	—	(217,205)	—	(1,009,872)
Units outstanding at end of year	5,434	7,689	5,358,430	689	332,177	—	4,396,103
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$55,497	$76,901	$15,848,737	$6,787	$4,939,312	$—	$16,426,224
Proceeds from sales	$1,145	$128	$17,053,962	$—	$2,232,246	$—	$18,560,269

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(b)	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I(b)	JNL/JPMorgan Hedged Equity Fund - Class A(a)	JNL/JPMorgan Hedged Equity Fund - Class I(a)
Operations
Net investment income (loss)	$—	$378,067	$1,997	$(1,980,324)	$(281)	$273	$—
Net realized gain (loss) on investments	—	1,075,631	(4,534)	12,820,376	5,436	972	—
Net change in unrealized appreciation
(depreciation) on investments	—	(13,395,499)	(9,090)	(25,471,546)	(31,304)	(15,796)	—
Net change in net assets
from operations	—	(11,941,801)	(11,627)	(14,631,494)	(26,149)	(14,551)	—

Contract transactions
Purchase payments	—	5,310,504	100,000	13,298,927	135,100	395,529	—
Surrenders and terminations	—	(3,811,362)	—	(6,498,707)	—	(1,325)	—
Transfers between Investment Divisions	—	(2,798,638)	—	4,766,892	(4)	213,292	—
Contract owner charges	—	(692,541)	(609)	(1,427,879)	(810)	(1,150)	—
Net change in net assets
from contract transaction	—	(1,992,037)	99,391	10,139,233	134,286	606,346	—

Net change in net assets	—	(13,933,838)	87,764	(4,492,261)	108,137	591,795	—

Net assets beginning of year	—	74,247,095	—	126,618,619	—	—	—

Net assets end of year	$—	$60,313,257	$87,764	$122,126,358	$108,137	$591,795	$—

Contract unit transactions
Units outstanding at beginning of year	—	3,222,086	—	3,780,949	—	—	—
Units issued	—	593,785	6,380	1,159,478	2,751	62,170	—
Units redeemed	—	(697,734)	(3,346)	(880,561)	(18)	(269)	—
Units outstanding at end of year	—	3,118,137	3,034	4,059,866	2,733	61,901	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$14,432,999	$194,862	$47,260,577	$140,626	$611,636	$—
Proceeds from sales	$—	$16,046,970	$93,474	$32,857,410	$1,090	$3,962	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$(1,419,584)	$(14)	$999,173	$(1)	$57,781	$858	$(32,686)
Net realized gain (loss) on investments	12,689,211	642	(646,770)	—	190,305	(111)	38,167
Net change in unrealized appreciation
(depreciation) on investments	(18,275,510)	(1,598)	(911,510)	45	(6,561,450)	(6,558)	(481,265)
Net change in net assets
from operations	(7,005,883)	(970)	(559,107)	44	(6,313,364)	(5,811)	(475,784)

Contract transactions
Purchase payments	11,871,619	11,759	6,428,970	10,000	1,293,486	35,000	435,051
Surrenders and terminations	(6,400,143)	—	(4,555,824)	—	(2,761,694)	—	(61,250)
Transfers between Investment Divisions	3,219,338	37	(1,754,937)	—	5,172,844	141,447	(56,347)
Contract owner charges	(944,050)	(38)	(499,417)	—	(259,649)	(165)	(1,382)
Net change in net assets
from contract transaction	7,746,764	11,758	(381,208)	10,000	3,444,987	176,282	316,072

Net change in net assets	740,881	10,788	(940,315)	10,044	(2,868,377)	170,471	(159,712)

Net assets beginning of year	93,416,672	—	59,268,687	—	33,532,053	—	3,896,736

Net assets end of year	$94,157,553	$10,788	$58,328,372	$10,044	$30,663,676	$170,471	$3,737,024

Contract unit transactions
Units outstanding at beginning of year	1,841,301	—	2,838,175	—	2,208,976	—	280,899
Units issued	521,607	154	910,270	334	810,778	11,668	62,802
Units redeemed	(399,174)	—	(929,440)	—	(514,262)	(177)	(40,154)
Units outstanding at end of year	1,963,734	154	2,819,005	334	2,505,492	11,491	303,547
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$38,724,408	$12,440	$20,597,829	$10,000	$11,075,741	$179,862	$858,004
Proceeds from sales	$22,534,823	$52	$19,835,694	$1	$7,572,973	$2,722	$574,618

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/Loomis Sayles Global Growth Fund - Class A(b)	JNL/MC 10 x 10 Fund - Class A	JNL/MC 10 x 10 Fund - Class I(b)	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A
Operations
Net investment income (loss)	$—	$(60)	$(640,271)	$—	$498,755	$—	$(645,260)
Net realized gain (loss) on investments	—	(1)	2,236,699	—	(436,737)	—	4,386,091
Net change in unrealized appreciation
(depreciation) on investments	—	(1,623)	(5,773,134)	—	(1,334,928)	—	(6,409,140)
Net change in net assets
from operations	—	(1,684)	(4,176,706)	—	(1,272,910)	—	(2,668,309)

Contract transactions
Purchase payments	—	34,636	1,368,788	—	4,530,738	—	6,692,224
Surrenders and terminations	—	—	(3,392,448)	—	(4,208,314)	—	(4,408,563)
Transfers between Investment Divisions	—	—	(1,209,932)	—	2,457,158	—	2,223,012
Contract owner charges	—	—	(505,507)	—	(511,769)	—	(824,942)
Net change in net assets
from contract transaction	—	34,636	(3,739,099)	—	2,267,813	—	3,681,731

Net change in net assets	—	32,952	(7,915,805)	—	994,903	—	1,013,422

Net assets beginning of year	—	—	44,740,993	—	65,798,421	—	73,244,586

Net assets end of year	$—	$32,952	$36,825,188	$—	$66,793,324	$—	$74,258,008

Contract unit transactions
Units outstanding at beginning of year	—	—	2,869,153	—	4,558,455	—	2,516,077
Units issued	—	3,743	224,182	—	1,116,365	—	775,935
Units redeemed	—	—	(467,675)	—	(974,535)	—	(678,844)
Units outstanding at end of year	—	3,743	2,625,660	—	4,700,285	—	2,613,168
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$34,636	$3,563,747	$—	$17,276,403	$—	$26,277,765
Proceeds from sales	$—	$60	$7,943,118	$—	$14,509,834	$—	$21,787,676

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Consumer Discretionary Sector Fund - Class I(a)	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)
Operations
Net investment income (loss)	$230	$(23,457)	$(14)	$(191,937)	$—	$206,848	$188
Net realized gain (loss) on investments	(2,956)	(11,402)	1	215,261	—	2,661,777	(2)
Net change in unrealized appreciation
(depreciation) on investments	(3,137)	(175,695)	(580)	(1,197,637)	—	(17,846,320)	(682)
Net change in net assets
from operations	(5,863)	(210,554)	(593)	(1,174,313)	—	(14,977,695)	(496)

Contract transactions
Purchase payments	25,513	1,579,996	23,544	4,623,869	—	12,486,002	16,116
Surrenders and terminations	—	(16,584)	—	(278,983)	—	(3,369,255)	—
Transfers between Investment Divisions	5,050	913,083	55	5,153,372	—	(5,602,691)	—
Contract owner charges	(73)	(18,486)	(36)	(141,025)	—	(972,275)	(37)
Net change in net assets
from contract transaction	30,490	2,458,009	23,563	9,357,233	—	2,541,781	16,079

Net change in net assets	24,627	2,247,455	22,970	8,182,920	—	(12,435,914)	15,583

Net assets beginning of year	—	556,812	—	7,845,668	—	86,978,016	—

Net assets end of year	$24,627	$2,804,267	$22,970	$16,028,588	$—	$74,542,102	$15,583

Contract unit transactions
Units outstanding at beginning of year	—	52,673	—	370,651	—	7,629,371	—
Units issued	1,420	301,923	2,385	706,164	—	2,865,237	1,459
Units redeemed	(788)	(59,234)	(3)	(276,404)	—	(2,683,094)	(3)
Units outstanding at end of year	632	295,362	2,382	800,411	—	7,811,514	1,456
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$62,365	$3,042,521	$23,599	$15,206,351	$—	$32,883,529	$16,319
Proceeds from sales	$31,152	$607,970	$50	$6,041,055	$—	$30,134,901	$52

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(b)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$1,391,673	$570	$643,491	$—	$(286,019)	$361	$(1,353,696)
Net realized gain (loss) on investments	(1,276,030)	(3,774)	(114,509)	—	7,126,727	758	10,419,742
Net change in unrealized appreciation
(depreciation) on investments	(22,783,876)	(2,449)	(6,544,297)	—	(25,164,239)	(5,567)	(1,284,726)
Net change in net assets
from operations	(22,668,233)	(5,653)	(6,015,315)	—	(18,323,531)	(4,448)	7,781,320

Contract transactions
Purchase payments	6,160,429	19,546	2,106,989	—	9,705,745	33,784	21,899,586
Surrenders and terminations	(6,107,964)	—	(1,415,071)	—	(6,352,690)	—	(14,079,761)
Transfers between Investment Divisions	(5,139,861)	(6,110)	(227,176)	—	588,855	29	(6,436,409)
Contract owner charges	(1,219,332)	(34)	(368,066)	—	(1,226,325)	(155)	(2,682,126)
Net change in net assets
from contract transaction	(6,306,728)	13,402	96,676	—	2,715,585	33,658	(1,298,710)

Net change in net assets	(28,974,961)	7,749	(5,918,639)	—	(15,607,946)	29,210	6,482,610

Net assets beginning of year	110,228,070	—	36,008,612	—	113,824,654	—	240,876,890

Net assets end of year	$81,253,109	$7,749	$30,089,973	$—	$98,216,708	$29,210	$247,359,500

Contract unit transactions
Units outstanding at beginning of year	3,381,300	—	2,185,900	—	6,790,099	—	7,827,366
Units issued	692,760	668	568,003	—	2,049,310	1,493	1,675,446
Units redeemed	(905,156)	(449)	(577,614)	—	(1,966,260)	(7)	(1,753,288)
Units outstanding at end of year	3,168,904	219	2,176,289	—	6,873,149	1,486	7,749,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,545,236	$30,923	$10,191,854	$—	$38,999,662	$35,003	$61,839,616
Proceeds from sales	$30,460,290	$16,951	$9,451,687	$—	$33,519,741	$212	$60,580,103

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A	JNL/MC Index 5 Fund - Class I(b)	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)
Operations
Net investment income (loss)	$259	$(1,317,607)	$—	$(29,997)	$(13)	$(2,396,394)	$409
Net realized gain (loss) on investments	(11,522)	3,577,724	—	(32,815)	(3)	17,728,322	(4,717)
Net change in unrealized appreciation
(depreciation) on investments	(1,726)	(9,850,504)	—	(366,801)	(1,708)	(22,163,400)	(5,592)
Net change in net assets
from operations	(12,989)	(7,590,387)	—	(429,613)	(1,724)	(6,831,472)	(9,900)

Contract transactions
Purchase payments	32,652	2,844,062	—	886,313	10,000	22,297,354	92,245
Surrenders and terminations	—	(3,983,905)	—	(20,558)	—	(13,215,137)	—
Transfers between Investment Divisions	13,614	(4,390,714)	—	1,476,069	—	7,918,289	(48,460)
Contract owner charges	(157)	(937,874)	—	(19,215)	(33)	(2,375,739)	(170)
Net change in net assets
from contract transaction	46,109	(6,468,431)	—	2,322,609	9,967	14,624,767	43,615

Net change in net assets	33,120	(14,058,818)	—	1,892,996	8,243	7,793,295	33,715

Net assets beginning of year	—	89,323,060	—	453,252	—	194,490,317	—

Net assets end of year	$33,120	$75,264,242	$—	$2,346,248	$8,243	$202,283,612	$33,715

Contract unit transactions
Units outstanding at beginning of year	—	5,603,118	—	42,636	—	11,446,339	—
Units issued	6,390	465,542	—	407,816	907	3,777,744	4,161
Units redeemed	(5,634)	(876,443)	—	(188,924)	(3)	(3,086,516)	(2,703)
Units outstanding at end of year	756	5,192,217	—	261,528	904	12,137,567	1,458
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$295,272	$7,425,648	$—	$4,278,684	$10,000	$74,115,230	$112,183
Proceeds from sales	$248,413	$15,211,685	$—	$1,986,072	$46	$59,412,168	$67,232

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A
Operations
Net investment income (loss)	$1,959,542	$6,507	$1,514,893	$—	$(20,584)	$—	$(14,176)
Net realized gain (loss) on investments	8,894,187	(1,588)	12,816,191	—	(125,590)	—	11,664
Net change in unrealized appreciation
(depreciation) on investments	(28,108,300)	(29,768)	(39,537,949)	—	(192,298)	—	(83,862)
Net change in net assets
from operations	(17,254,571)	(24,849)	(25,206,865)	—	(338,472)	—	(86,374)

Contract transactions
Purchase payments	9,322,579	204,988	4,577,004	—	614,277	—	372,716
Surrenders and terminations	(6,219,462)	—	(27,545,708)	—	(20,973)	—	(48,824)
Transfers between Investment Divisions	(5,278,132)	—	(10,356,913)	—	193,129	—	185,853
Contract owner charges	(1,134,768)	(975)	(2,086,088)	—	(16,131)	—	(11,346)
Net change in net assets
from contract transaction	(3,309,783)	204,013	(35,411,705)	—	770,302	—	498,399

Net change in net assets	(20,564,354)	179,164	(60,618,570)	—	431,830	—	412,025

Net assets beginning of year	114,681,139	—	261,301,713	—	641,173	—	706,467

Net assets end of year	$94,116,785	$179,164	$200,683,143	$—	$1,073,003	$—	$1,118,492

Contract unit transactions
Units outstanding at beginning of year	5,615,084	—	12,215,552	—	60,288	—	63,172
Units issued	1,219,085	13,926	720,500	—	282,648	—	57,503
Units redeemed	(1,425,985)	(6,108)	(2,380,350)	—	(217,113)	—	(14,720)
Units outstanding at end of year	5,408,184	7,818	10,555,702	—	125,823	—	105,955
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$35,135,905	$362,744	$20,696,259	$—	$2,882,324	$—	$671,044
Proceeds from sales	$29,272,389	$139,606	$54,593,071	$—	$2,132,606	$—	$183,220

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(b)
Operations
Net investment income (loss)	$—	$96,899	$—	$(1,606,910)	$1,284	$606,899	$—
Net realized gain (loss) on investments	—	411,851	—	8,078,008	(12,426)	691,642	—
Net change in unrealized appreciation
(depreciation) on investments	—	(937,806)	—	(12,389,276)	(19,374)	(4,665,455)	—
Net change in net assets
from operations	—	(429,056)	—	(5,918,178)	(30,516)	(3,366,914)	—

Contract transactions
Purchase payments	—	2,084,136	—	22,102,650	252,417	1,122,186	—
Surrenders and terminations	—	(14,573)	—	(6,861,723)	—	(1,298,375)	—
Transfers between Investment Divisions	—	1,425,167	—	10,841,239	(108,587)	(705,725)	—
Contract owner charges	—	(25,535)	—	(1,494,802)	(757)	(219,656)	—
Net change in net assets
from contract transaction	—	3,469,195	—	24,587,364	143,073	(1,101,570)	—

Net change in net assets	—	3,040,139	—	18,669,186	112,557	(4,468,484)	—

Net assets beginning of year	—	770,882	—	120,499,453	—	22,204,606	—

Net assets end of year	$—	$3,811,021	$—	$139,168,639	$112,557	$17,736,122	$—

Contract unit transactions
Units outstanding at beginning of year	—	34,868	—	4,001,734	—	1,036,443	—
Units issued	—	166,604	—	2,232,657	8,052	248,054	—
Units redeemed	—	(11,941)	—	(1,529,875)	(4,153)	(312,901)	—
Units outstanding at end of year	—	189,531	—	4,704,516	3,899	971,596	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$4,280,435	$—	$75,164,348	$272,616	$6,462,886	$—
Proceeds from sales	$—	$295,169	$—	$51,198,180	$125,982	$6,450,505	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I(a)	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(31,008)	$(146)	$(28,819)	$(5)	$(13,235)	$(193)	$(1,197,682)
Net realized gain (loss) on investments	16,003	5	(52,225)	—	(25,810)	(2,692)	16,615,320
Net change in unrealized appreciation
(depreciation) on investments	(85,596)	(3,480)	(487,600)	(388)	(161,419)	(16,376)	(41,131,312)
Net change in net assets
from operations	(100,601)	(3,621)	(568,644)	(393)	(200,464)	(19,261)	(25,713,674)

Contract transactions
Purchase payments	1,479,981	71,072	1,680,413	10,482	884,159	150,482	16,737,434
Surrenders and terminations	(51,551)	—	(57,774)	—	(57,434)	—	(11,149,285)
Transfers between Investment Divisions	(412,658)	(88)	3,450,755	—	(74,517)	—	(6,206,659)
Contract owner charges	(20,743)	(412)	(21,418)	(12)	(7,260)	(650)	(1,988,306)
Net change in net assets
from contract transaction	995,029	70,572	5,051,976	10,470	744,948	149,832	(2,606,816)

Net change in net assets	894,428	66,951	4,483,332	10,077	544,484	130,571	(28,320,490)

Net assets beginning of year	1,159,800	—	677,259	—	972,488	—	204,964,383

Net assets end of year	$2,054,228	$66,951	$5,160,591	$10,077	$1,516,972	$130,571	$176,643,893

Contract unit transactions
Units outstanding at beginning of year	113,878	—	63,292	—	91,116	—	5,987,024
Units issued	212,613	6,989	565,361	954	164,546	26,274	1,206,575
Units redeemed	(110,759)	(40)	(132,911)	(1)	(95,416)	(12,666)	(1,286,315)
Units outstanding at end of year	215,732	6,949	495,742	953	160,246	13,608	5,907,284
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,088,900	$70,984	$6,499,603	$10,483	$1,739,435	$284,069	$54,435,988
Proceeds from sales	$1,124,879	$558	$1,476,447	$17	$1,007,722	$134,429	$47,458,572

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Telecommunications Sector Fund - Class A
Operations
Net investment income (loss)	$1,199	$(355,626)	$320,910	$(1)	$(892,454)	$1,737	$253,815
Net realized gain (loss) on investments	(2,406)	56,114,782	6,862,199	—	22,212,037	15,649	1,258,215
Net change in unrealized appreciation
(depreciation) on investments	(23,334)	(93,151,865)	(18,103,082)	(9)	(38,400,564)	(52,085)	(2,293,758)
Net change in net assets
from operations	(24,541)	(37,392,709)	(10,919,973)	(10)	(17,080,981)	(34,699)	(781,728)

Contract transactions
Purchase payments	151,929	68,707,838	2,185,164	5,000	15,472,689	318,977	479,360
Surrenders and terminations	—	(31,590,701)	(2,285,642)	—	(8,683,018)	—	(1,003,261)
Transfers between Investment Divisions	178	(5,574,372)	15,534,705	—	630,459	(161)	(1,433,464)
Contract owner charges	(574)	(6,029,701)	(374,082)	—	(1,539,394)	(426)	(95,865)
Net change in net assets
from contract transaction	151,533	25,513,064	15,060,145	5,000	5,880,736	318,390	(2,053,230)

Net change in net assets	126,992	(11,879,645)	4,140,172	4,990	(11,200,245)	283,691	(2,834,958)

Net assets beginning of year	—	567,213,594	30,497,195	—	152,687,403	—	11,815,301

Net assets end of year	$126,992	$555,333,949	$34,637,367	$4,990	$141,487,158	$283,691	$8,980,343

Contract unit transactions
Units outstanding at beginning of year	—	24,338,107	1,569,689	—	5,131,246	—	1,207,840
Units issued	5,895	5,963,153	1,376,406	282	1,530,146	9,773	182,865
Units redeemed	(2,661)	(4,943,217)	(598,513)	—	(1,378,993)	(1,187)	(406,742)
Units outstanding at end of year	3,234	25,358,043	2,347,582	282	5,282,399	8,586	983,963
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$269,674	$182,451,053	$34,702,178	$5,000	$65,986,550	$383,565	$3,434,878
Proceeds from sales	$110,367	$126,601,419	$11,774,117	$1	$44,743,703	$44,798	$3,972,355

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Telecommunications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Operations
Net investment income (loss)	$357	$76,358	$161	$(883,325)	$68	$(7,851)	$(18)
Net realized gain (loss) on investments	(1,678)	190,678	143	7,190,650	814	(20,543)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(233,172)	(776)	(20,125,185)	(3,784)	(174,611)	(1,024)
Net change in net assets
from operations	(1,321)	33,864	(472)	(13,817,860)	(2,902)	(203,005)	(1,042)

Contract transactions
Purchase payments	8,353	957,132	8,353	4,055,493	16,988	237,694	—
Surrenders and terminations	—	(495,610)	—	(7,421,871)	—	(13,027)	—
Transfers between Investment Divisions	(7,032)	4,089,569	14,628	25,573,445	6,282	2,747,470	11,385
Contract owner charges	—	(14,906)	(23)	(1,051,232)	(73)	(6,656)	—
Net change in net assets
from contract transaction	1,321	4,536,185	22,958	21,155,835	23,197	2,965,481	11,385

Net change in net assets	—	4,570,049	22,486	7,337,975	20,295	2,762,476	10,343

Net assets beginning of year	—	5,002,678	—	81,851,080	—	—	—

Net assets end of year	$—	$9,572,727	$22,486	$89,189,055	$20,295	$2,762,476	$10,343

Contract unit transactions
Units outstanding at beginning of year	—	351,649	—	3,584,466	—	—	—
Units issued	1,251	482,680	2,289	2,104,599	822	319,956	1,115
Units redeemed	(1,251)	(170,994)	(642)	(1,198,197)	(3)	(20,670)	—
Units outstanding at end of year	—	663,335	1,647	4,490,868	819	299,286	1,115
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$18,439	$7,197,388	$32,150	$54,298,204	$24,290	$3,148,252	$11,385
Proceeds from sales	$15,682	$2,514,043	$8,951	$28,704,198	$205	$190,622	$18

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)
Operations
Net investment income (loss)	$2,296	$—	$(4,845)	$212,454	$(1)	$64,970	$—
Net realized gain (loss) on investments	410	—	(31,501)	41,496	—	(29,471)	—
Net change in unrealized appreciation
(depreciation) on investments	2,987	—	(56,640)	(2,025,018)	(9)	(65,152)	—
Net change in net assets
from operations	5,693	—	(92,986)	(1,771,068)	(10)	(29,653)	—

Contract transactions
Purchase payments	247,699	—	121,311	4,250,617	5,000	470,567	—
Surrenders and terminations	(99,886)	—	(67,661)	(2,611,550)	—	(1,208,429)	—
Transfers between Investment Divisions	16,803	—	123,450	(6,693,782)	—	(357,663)	—
Contract owner charges	(629)	—	(152)	(485,000)	—	(3,269)	—
Net change in net assets
from contract transaction	163,987	—	176,948	(5,539,715)	5,000	(1,098,794)	—

Net change in net assets	169,680	—	83,962	(7,310,783)	4,990	(1,128,447)	—

Net assets beginning of year	753,205	—	581,755	47,867,959	—	7,402,525	—

Net assets end of year	$922,885	$—	$665,717	$40,557,176	$4,990	$6,274,078	$—

Contract unit transactions
Units outstanding at beginning of year	75,832	—	87,459	4,214,215	—	711,724	—
Units issued	31,815	—	73,048	784,602	411	78,792	—
Units redeemed	(15,888)	—	(47,484)	(1,283,828)	—	(183,291)	—
Units outstanding at end of year	91,759	—	113,023	3,714,989	411	607,225	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$333,630	$—	$492,372	$9,660,773	$5,000	$962,568	$—
Proceeds from sales	$167,347	$—	$320,269	$14,988,034	$1	$1,996,393	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(32,447)	$(1,229,834)	$—	$(130,268)	$83	$252,604	$(2)
Net realized gain (loss) on investments	(98,955)	9,687,405	—	(10,373)	—	80,011	76
Net change in unrealized appreciation
(depreciation) on investments	(862,573)	(29,850,336)	—	43,196	98	(1,277,684)	—
Net change in net assets
from operations	(993,975)	(21,392,765)	—	(97,445)	181	(945,069)	74

Contract transactions
Purchase payments	676,047	9,856,086	—	8,190,894	64,874	2,458,671	11,297
Surrenders and terminations	(156,886)	(9,199,637)	—	(833,507)	—	(1,205,360)	—
Transfers between Investment Divisions	1,167,963	2,322,696	—	10,292,472	—	(4,919,074)	(11,371)
Contract owner charges	(252)	(1,638,217)	—	(146,183)	—	(180,328)	—
Net change in net assets
from contract transaction	1,686,872	1,340,928	—	17,503,676	64,874	(3,846,091)	(74)

Net change in net assets	692,897	(20,051,837)	—	17,406,231	65,055	(4,791,160)	—

Net assets beginning of year	1,951,967	142,339,186	—	4,780,133	—	23,680,222	—

Net assets end of year	$2,644,864	$122,287,349	$—	$22,186,364	$65,055	$18,889,062	$—

Contract unit transactions
Units outstanding at beginning of year	168,115	5,664,704	—	476,282	—	2,028,572	—
Units issued	346,442	1,378,329	—	2,236,656	6,493	417,871	989
Units redeemed	(217,951)	(1,371,135)	—	(467,628)	—	(768,410)	(989)
Units outstanding at end of year	296,606	5,671,898	—	2,245,310	6,493	1,678,033	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,948,051	$39,138,042	$—	$22,197,659	$65,010	$5,497,109	$11,297
Proceeds from sales	$2,179,929	$35,829,313	$—	$4,824,250	$53	$8,909,649	$11,373

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A
Operations
Net investment income (loss)	$(598,109)	$54	$1,853,155	$528	$4,985,805	$(1)	$19,877
Net realized gain (loss) on investments	(2,176,996)	(1)	(389,356)	(2,537)	(331,671)	14	(9,812)
Net change in unrealized appreciation
(depreciation) on investments	(126,260)	(154)	(4,118,342)	(1,357)	(12,107,046)	—	(52,027)
Net change in net assets
from operations	(2,901,365)	(101)	(2,654,543)	(3,366)	(7,452,912)	13	(41,962)

Contract transactions
Purchase payments	4,582,057	6,448	10,742,152	39,395	7,515,153	3,389	294,597
Surrenders and terminations	(6,324,222)	—	(7,178,396)	—	(7,852,292)	—	(74,508)
Transfers between Investment Divisions	(312,806)	1	5,705,254	20,918	(9,780,587)	(3,402)	(18,169)
Contract owner charges	(839,869)	(32)	(857,749)	(92)	(1,040,294)	—	(733)
Net change in net assets
from contract transaction	(2,894,840)	6,417	8,411,261	60,221	(11,158,020)	(13)	201,187

Net change in net assets	(5,796,205)	6,316	5,756,718	56,855	(18,610,932)	—	159,225

Net assets beginning of year	79,953,991	—	94,067,032	—	120,556,663	—	974,814

Net assets end of year	$74,157,786	$6,316	$99,823,750	$56,855	$101,945,731	$—	$1,134,039

Contract unit transactions
Units outstanding at beginning of year	5,824,680	—	8,214,752	—	5,526,311	—	91,890
Units issued	1,187,459	395	3,298,638	26,411	1,041,248	112	53,777
Units redeemed	(1,410,975)	(2)	(2,575,636)	(20,946)	(1,589,707)	(112)	(34,919)
Units outstanding at end of year	5,601,164	393	8,937,754	5,465	4,977,852	—	110,748
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$16,573,830	$6,515	$41,247,171	$283,462	$28,531,461	$3,389	$604,530
Proceeds from sales	$20,066,778	$44	$30,982,754	$222,712	$34,703,675	$3,403	$383,466

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I(a)	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)
Operations
Net investment income (loss)	$—	$(184,073)	$146	$(593,945)	$149	$307,321	$(2)
Net realized gain (loss) on investments	—	4,001,739	1,425	11,565,336	2,629	(87,010)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(12,444,932)	(4,708)	(21,262,738)	(7,720)	(865,334)	61
Net change in net assets
from operations	—	(8,627,266)	(3,137)	(10,291,347)	(4,942)	(645,023)	59

Contract transactions
Purchase payments	—	3,622,432	16,000	4,194,152	22,449	3,442,953	17,464
Surrenders and terminations	—	(2,102,669)	—	(2,496,078)	—	(988,563)	—
Transfers between Investment Divisions	—	2,132,872	—	(19,707,324)	—	1,645,600	—
Contract owner charges	—	(387,559)	(105)	(723,788)	(136)	(208,606)	—
Net change in net assets
from contract transaction	—	3,265,076	15,895	(18,733,038)	22,313	3,891,384	17,464

Net change in net assets	—	(5,362,190)	12,758	(29,024,385)	17,371	3,246,361	17,523

Net assets beginning of year	—	37,793,550	—	67,562,599	—	25,247,824	—

Net assets end of year	$—	$32,431,360	$12,758	$38,538,214	$17,371	$28,494,185	$17,523

Contract unit transactions
Units outstanding at beginning of year	—	1,801,120	—	3,066,470	—	1,500,601	—
Units issued	—	533,963	657	763,469	828	609,174	1,488
Units redeemed	—	(374,549)	(5)	(1,606,211)	(5)	(363,918)	—
Units outstanding at end of year	—	1,960,534	652	2,223,728	823	1,745,857	1,488
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$14,853,623	$17,620	$23,060,872	$25,293	$10,517,777	$17,465
Proceeds from sales	$—	$8,136,255	$141	$36,347,556	$184	$6,319,072	$2

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$15,014	$35	$(7,139,292)	$(23)	$(317,835)	$—	$4,084,580
Net realized gain (loss) on investments	623,485	(119)	20,430,453	(2)	3,814,774	—	26,038,350
Net change in unrealized appreciation
(depreciation) on investments	(2,937,160)	(600)	(47,559,186)	(2,093)	(5,533,446)	—	(48,180,530)
Net change in net assets
from operations	(2,298,661)	(684)	(34,268,025)	(2,118)	(2,036,507)	—	(18,057,600)

Contract transactions
Purchase payments	1,425,145	9,175	25,775,066	23,640	3,588,153	—	10,459,415
Surrenders and terminations	(1,130,686)	—	(29,968,118)	—	(2,722,361)	—	(15,776,669)
Transfers between Investment Divisions	(358,457)	(2,100)	(37,418,595)	69	(2,989,396)	—	(16,754,156)
Contract owner charges	(165,611)	(15)	(5,234,684)	—	(567,080)	—	(3,041,031)
Net change in net assets
from contract transaction	(229,609)	7,060	(46,846,331)	23,709	(2,690,684)	—	(25,112,441)

Net change in net assets	(2,528,270)	6,376	(81,114,356)	21,591	(4,727,191)	—	(43,170,041)

Net assets beginning of year	15,294,915	—	511,544,024	—	56,464,159	—	291,181,699

Net assets end of year	$12,766,645	$6,376	$430,429,668	$21,591	$51,736,968	$—	$248,011,658

Contract unit transactions
Units outstanding at beginning of year	460,933	—	22,079,254	—	2,210,784	—	12,764,251
Units issued	83,289	184	2,515,971	1,131	481,509	—	1,499,988
Units redeemed	(94,887)	(42)	(4,505,878)	—	(590,634)	—	(2,632,797)
Units outstanding at end of year	449,335	142	20,089,347	1,131	2,101,659	—	11,631,442
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,934,448	$9,244	$59,180,997	$23,709	$15,809,690	$—	$65,633,227
Proceeds from sales	$3,149,042	$2,149	$113,166,620	$23	$16,323,365	$—	$63,584,492

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Operations
Net investment income (loss)	$1,590	$173,789	$—	$23,427	$(1)	$(2,432,337)	$(1,195)
Net realized gain (loss) on investments	4,368	54,201	—	2,779,244	—	8,462,749	(288)
Net change in unrealized appreciation
(depreciation) on investments	(8,574)	(857,359)	—	(6,590,773)	321	(18,128,023)	(66,894)
Net change in net assets
from operations	(2,616)	(629,369)	—	(3,788,102)	320	(12,097,611)	(68,377)

Contract transactions
Purchase payments	52,000	672,974	—	3,021,071	8,273	9,418,911	571,513
Surrenders and terminations	—	(125,290)	—	(3,424,359)	—	(9,305,673)	—
Transfers between Investment Divisions	(494)	(436,439)	—	(3,024,586)	—	(5,559,926)	(1)
Contract owner charges	(372)	(1,512)	—	(618,590)	—	(1,784,469)	(2,496)
Net change in net assets
from contract transaction	51,134	109,733	—	(4,046,464)	8,273	(7,231,157)	569,016

Net change in net assets	48,518	(519,636)	—	(7,834,566)	8,593	(19,328,768)	500,639

Net assets beginning of year	—	3,911,988	—	59,146,333	—	157,774,288	—

Net assets end of year	$48,518	$3,392,352	$—	$51,311,767	$8,593	$138,445,520	$500,639

Contract unit transactions
Units outstanding at beginning of year	—	303,555	—	2,585,919	—	6,249,679	—
Units issued	1,932	138,510	—	526,452	336	962,727	17,902
Units redeemed	(32)	(127,819)	—	(698,585)	—	(1,261,323)	(84)
Units outstanding at end of year	1,900	314,246	—	2,413,786	336	5,951,083	17,818
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$58,113	$1,891,782	$—	$15,272,146	$8,273	$24,756,884	$571,512
Proceeds from sales	$1,014	$1,608,260	$—	$17,489,520	$1	$34,420,378	$3,692

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,806,589)	$—	$(6,062,773)	$—	$(4,219,785)	$—	$(6,831,154)
Net realized gain (loss) on investments	3,210,829	—	16,708,741	—	9,286,283	—	22,077,123
Net change in unrealized appreciation
(depreciation) on investments	(5,737,814)	—	(39,078,512)	—	(18,188,148)	—	(42,283,902)
Net change in net assets
from operations	(4,333,574)	—	(28,432,544)	—	(13,121,650)	—	(27,037,933)

Contract transactions
Purchase payments	2,719,037	—	13,027,080	—	8,620,335	—	17,918,827
Surrenders and terminations	(14,115,903)	—	(29,687,137)	—	(27,377,057)	—	(41,669,046)
Transfers between Investment Divisions	(3,945,329)	—	7,735,945	—	(2,448,984)	—	(17,103,104)
Contract owner charges	(1,452,465)	—	(4,717,753)	—	(3,378,954)	—	(5,382,482)
Net change in net assets
from contract transaction	(16,794,660)	—	(13,641,865)	—	(24,584,660)	—	(46,235,805)

Net change in net assets	(21,128,234)	—	(42,074,409)	—	(37,706,310)	—	(73,273,738)

Net assets beginning of year	126,821,829	—	397,279,465	—	291,601,609	—	473,768,422

Net assets end of year	$105,693,595	$—	$355,205,056	$—	$253,895,299	$—	$400,494,684

Contract unit transactions
Units outstanding at beginning of year	8,894,769	—	15,971,951	—	17,469,958	—	21,222,883
Units issued	664,530	—	1,503,965	—	1,303,181	—	1,807,112
Units redeemed	(1,860,751)	—	(2,090,201)	—	(2,795,228)	—	(3,903,663)
Units outstanding at end of year	7,698,548	—	15,385,715	—	15,977,911	—	19,126,332
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,435,202	$—	$38,603,593	$—	$21,735,777	$—	$40,865,726
Proceeds from sales	$28,036,451	$—	$58,308,231	$—	$50,540,222	$—	$93,932,685

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$—	$47,559	$—	$(83,690)	$—	$(42,715)	$(833,378)
Net realized gain (loss) on investments	—	517,018	—	2,058,879	—	83,753	6,557,434
Net change in unrealized appreciation
(depreciation) on investments	—	(4,035,328)	—	(6,421,757)	118	(95,205)	(8,303,947)
Net change in net assets
from operations	—	(3,470,751)	—	(4,446,568)	118	(54,167)	(2,579,891)

Contract transactions
Purchase payments	—	2,227,626	—	2,472,000	2,757	194,135	35,745,362
Surrenders and terminations	—	(973,066)	—	(2,356,150)	—	(176,962)	(5,647,769)
Transfers between Investment Divisions	—	(1,521,982)	—	(2,749,324)	—	(378,983)	24,285,072
Contract owner charges	—	(212,001)	—	(411,617)	—	(1,609)	(883,086)
Net change in net assets
from contract transaction	—	(479,423)	—	(3,045,091)	2,757	(363,419)	53,499,579

Net change in net assets	—	(3,950,174)	—	(7,491,659)	2,875	(417,586)	50,919,688

Net assets beginning of year	—	21,728,791	—	38,777,855	—	4,440,570	112,574,556

Net assets end of year	$—	$17,778,617	$—	$31,286,196	$2,875	$4,022,984	$163,494,244

Contract unit transactions
Units outstanding at beginning of year	—	1,697,127	—	1,884,711	—	453,142	7,784,041
Units issued	—	311,313	—	278,257	134	52,168	5,786,194
Units redeemed	—	(347,637)	—	(428,754)	—	(89,945)	(2,152,110)
Units outstanding at end of year	—	1,660,803	—	1,734,214	134	415,365	11,418,125
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$4,259,650	$—	$8,045,298	$2,758	$586,810	$90,570,922
Proceeds from sales	$—	$4,691,514	$—	$9,335,699	$—	$909,204	$33,351,224

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$1,671	$(6,865,614)	$309	$(161,162)	$(4,747,812)	$(427)	$71,139
Net realized gain (loss) on investments	7,225	80,086,365	19,496	82,720	34,055,941	9,073	(267,205)
Net change in unrealized appreciation
(depreciation) on investments	(27,911)	(91,080,628)	(99,286)	(2,186,288)	(43,524,713)	(36,228)	66,834
Net change in net assets
from operations	(19,015)	(17,859,877)	(79,481)	(2,264,730)	(14,216,584)	(27,582)	(129,232)

Contract transactions
Purchase payments	302,347	61,164,008	747,872	102,024	32,203,032	249,512	8,387,807
Surrenders and terminations	—	(26,258,143)	—	(1,913,577)	(17,596,275)	—	(4,954,847)
Transfers between Investment Divisions	15,883	9,326,868	(200,336)	18,985,598	17,866,576	(108)	16,710,134
Contract owner charges	(198)	(5,238,072)	(2,856)	(6,046)	(3,638,813)	(1,073)	(602,248)
Net change in net assets
from contract transaction	318,032	38,994,661	544,680	17,167,999	28,834,520	248,331	19,540,846

Net change in net assets	299,017	21,134,784	465,199	14,903,269	14,617,936	220,749	19,411,614

Net assets beginning of year	—	439,672,797	—	8,764,586	286,478,223	—	63,059,643

Net assets end of year	$299,017	$460,807,581	$465,199	$23,667,855	$301,096,159	$220,749	$82,471,257

Contract unit transactions
Units outstanding at beginning of year	—	6,221,992	—	766,097	2,753,488	—	6,143,211
Units issued	22,320	1,880,083	7,971	1,778,028	720,953	2,183	3,856,245
Units redeemed	(1,460)	(1,438,015)	(3,350)	(296,506)	(478,418)	(660)	(1,935,741)
Units outstanding at end of year	20,860	6,664,060	4,621	2,247,619	2,996,023	1,523	8,063,715
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$349,992	$205,958,859	$971,937	$20,486,045	$104,308,416	$363,463	$40,399,080
Proceeds from sales	$21,838	$114,253,746	$348,195	$3,479,208	$56,559,539	$99,021	$20,787,095

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)
Operations
Net investment income (loss)	$621	$(541,423)	$2,704	$(2,680)	$116	$(16,314)	$—
Net realized gain (loss) on investments	(2)	19,936,404	21,297	1,801,959	723	242,596	—
Net change in unrealized appreciation
(depreciation) on investments	(266)	(37,048,976)	(45,131)	(3,583,056)	(2,247)	(388,465)	—
Net change in net assets
from operations	353	(17,653,995)	(21,130)	(1,783,777)	(1,408)	(162,183)	—

Contract transactions
Purchase payments	61,489	12,671,763	203,276	1,448,275	11,298	234,503	—
Surrenders and terminations	—	(8,668,841)	—	(2,073,892)	—	(61,758)	—
Transfers between Investment Divisions	(102)	(611,085)	(50)	811,082	(52)	(149,835)	—
Contract owner charges	(101)	(1,520,429)	(804)	(48,519)	—	(1,542)	—
Net change in net assets
from contract transaction	61,286	1,871,408	202,422	136,946	11,246	21,368	—

Net change in net assets	61,639	(15,782,587)	181,292	(1,646,831)	9,838	(140,815)	—

Net assets beginning of year	—	159,464,938	—	16,389,036	—	1,779,083	—

Net assets end of year	$61,639	$143,682,351	$181,292	$14,742,205	$9,838	$1,638,268	$—

Contract unit transactions
Units outstanding at beginning of year	—	5,215,123	—	784,672	—	121,132	—
Units issued	4,969	1,035,126	5,028	247,056	638	20,975	—
Units redeemed	(40)	(986,938)	(20)	(239,209)	(3)	(18,936)	—
Units outstanding at end of year	4,929	5,263,311	5,008	792,519	635	123,171	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$62,462	$50,872,804	$227,722	$6,424,782	$12,156	$490,180	$—
Proceeds from sales	$555	$31,924,792	$1,203	$5,124,635	$71	$297,978	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I(a)
Operations
Net investment income (loss)	$171,799	$(253,603)	$(6)	$(144,847)	$(544)	$(78,033)	$(266)
Net realized gain (loss) on investments	(147,341)	135,554	—	3,805	(2)	763	1
Net change in unrealized appreciation
(depreciation) on investments	(654,024)	(1,970,989)	(275)	(977,346)	(13,993)	106,609	1,222
Net change in net assets
from operations	(629,566)	(2,089,038)	(281)	(1,118,388)	(14,539)	29,339	957

Contract transactions
Purchase payments	464,311	9,807,070	24,666	6,412,874	354,174	2,610,326	82,032
Surrenders and terminations	(364,637)	(490,576)	—	(331,245)	—	(273,229)	—
Transfers between Investment Divisions	302,861	15,620,545	—	7,004,228	1	2,529,866	—
Contract owner charges	(871)	(175,501)	—	(95,729)	(51)	(46,033)	—
Net change in net assets
from contract transaction	401,664	24,761,538	24,666	12,990,128	354,124	4,820,930	82,032

Net change in net assets	(227,902)	22,672,500	24,385	11,871,740	339,585	4,850,269	82,989

Net assets beginning of year	3,802,513	5,201,805	—	4,692,527	—	2,031,526	—

Net assets end of year	$3,574,611	$27,874,305	$24,385	$16,564,267	$339,585	$6,881,795	$82,989

Contract unit transactions
Units outstanding at beginning of year	714,479	481,062	—	441,984	—	203,356	—
Units issued	355,426	2,582,499	2,295	1,549,008	34,238	756,837	8,236
Units redeemed	(267,914)	(402,351)	—	(299,663)	(5)	(267,829)	—
Units outstanding at end of year	801,991	2,661,210	2,295	1,691,329	34,233	692,364	8,236
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,880,569	$29,342,144	$24,666	$16,113,286	$354,175	$7,457,012	$82,032
Proceeds from sales	$1,307,106	$4,834,209	$6	$3,268,005	$594	$2,714,115	$266

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(89,429)	$(504)	$(347,586)	$(225)	$(149,173)	$(200)	$(128,050)
Net realized gain (loss) on investments	(19,818)	(145)	(167,174)	(1)	(153,769)	(3,782)	(24,790)
Net change in unrealized appreciation
(depreciation) on investments	(981,435)	(30,562)	(5,640,992)	(5,490)	(2,071,973)	(11,646)	(527,376)
Net change in net assets
from operations	(1,090,682)	(31,211)	(6,155,752)	(5,716)	(2,374,915)	(15,628)	(680,216)

Contract transactions
Purchase payments	7,214,874	345,000	11,169,302	140,001	7,487,492	192,406	9,390,106
Surrenders and terminations	(113,316)	—	(472,526)	—	(374,540)	—	(895,143)
Transfers between Investment Divisions	2,554,262	91	22,461,279	—	9,477,508	305	26,049
Contract owner charges	(72,421)	(2,025)	(241,963)	(50)	(112,396)	(735)	(76,850)
Net change in net assets
from contract transaction	9,583,399	343,066	32,916,092	139,951	16,478,064	191,976	8,444,162

Net change in net assets	8,492,717	311,855	26,760,340	134,235	14,103,149	176,348	7,763,946

Net assets beginning of year	1,599,982	—	5,081,305	—	3,426,814	—	4,460,293

Net assets end of year	$10,092,699	$311,855	$31,841,645	$134,235	$17,529,963	$176,348	$12,224,239

Contract unit transactions
Units outstanding at beginning of year	153,076	—	486,348	—	326,333	—	437,647
Units issued	1,030,492	32,490	3,736,831	14,876	1,987,672	29,666	1,220,582
Units redeemed	(121,324)	(200)	(663,881)	(5)	(320,240)	(9,763)	(383,659)
Units outstanding at end of year	1,062,244	32,290	3,559,298	14,871	1,993,765	19,903	1,274,570
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$10,831,465	$345,091	$39,894,779	$140,000	$19,616,140	$283,795	$12,282,981
Proceeds from sales	$1,337,496	$2,529	$7,326,273	$275	$3,287,250	$92,019	$3,966,869

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)
Operations
Net investment income (loss)	$—	$(144,229)	$—	$(161,628)	$(210)	$(234,999)	$(1,081)
Net realized gain (loss) on investments	—	198	—	(92,861)	(2,606)	59,508	12
Net change in unrealized appreciation
(depreciation) on investments	—	(1,100,424)	—	(2,796,096)	(19,801)	(2,358,266)	(28,282)
Net change in net assets
from operations	—	(1,244,455)	—	(3,050,585)	(22,617)	(2,533,757)	(29,351)

Contract transactions
Purchase payments	—	11,940,460	—	8,056,348	140,859	9,669,577	333,127
Surrenders and terminations	—	(358,617)	—	(254,313)	—	(643,093)	—
Transfers between Investment Divisions	—	2,298,680	—	9,235,206	—	17,765,792	—
Contract owner charges	—	(95,789)	—	(123,704)	(725)	(175,192)	(10)
Net change in net assets
from contract transaction	—	13,784,734	—	16,913,537	140,134	26,617,084	333,117

Net change in net assets	—	12,540,279	—	13,862,952	117,517	24,083,327	303,766

Net assets beginning of year	—	3,817,294	—	3,800,966	—	4,835,592	—

Net assets end of year	$—	$16,357,573	$—	$17,663,918	$117,517	$28,918,919	$303,766

Contract unit transactions
Units outstanding at beginning of year	—	369,448	—	354,214	—	452,089	—
Units issued	—	1,637,013	—	1,773,005	20,308	2,780,670	30,145
Units redeemed	—	(290,779)	—	(317,204)	(8,418)	(318,584)	(1)
Units outstanding at end of year	—	1,715,682	—	1,810,015	11,890	2,914,175	30,144
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$16,754,488	$—	$20,363,182	$236,043	$30,080,366	$333,127
Proceeds from sales	$—	$3,113,984	$—	$3,611,273	$96,120	$3,698,281	$1,091

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A
Operations
Net investment income (loss)	$(31,779)	$—	$(5,600)	$—	$1,036,185	$(109)	$(169,651)
Net realized gain (loss) on investments	235,029	—	25,243	—	23,051,320	(2)	—
Net change in unrealized appreciation
(depreciation) on investments	(513,785)	—	(6,055)	11	(43,973,726)	(5,028)	—
Net change in net assets
from operations	(310,535)	—	13,588	11	(19,886,221)	(5,139)	(169,651)

Contract transactions
Purchase payments	1,271,909	—	311,278	—	52,515,980	638,870	49,782,986
Surrenders and terminations	(172,780)	—	(46,707)	—	(24,869,637)	—	(21,770,963)
Transfers between Investment Divisions	1,865,030	—	1,209,161	984	3,959,625	(27)	(25,045,665)
Contract owner charges	(2,613)	—	(3,086)	—	(4,065,598)	—	(795,950)
Net change in net assets
from contract transaction	2,961,546	—	1,470,646	984	27,540,370	638,843	2,170,408

Net change in net assets	2,651,011	—	1,484,234	995	7,654,149	633,704	2,000,757

Net assets beginning of year	2,248,921	—	349,477	—	398,490,116	—	67,398,503

Net assets end of year	$4,899,932	$—	$1,833,711	$995	$406,144,265	$633,704	$69,399,260

Contract unit transactions
Units outstanding at beginning of year	161,356	—	34,883	—	8,366,908	—	5,723,579
Units issued	322,243	—	163,079	95	1,779,395	9,623	10,273,568
Units redeemed	(95,790)	—	(20,393)	—	(1,208,565)	—	(10,092,447)
Units outstanding at end of year	387,809	—	177,569	95	8,937,738	9,623	5,904,700
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,388,818	$—	$1,701,839	$984	$108,724,596	$638,843	$122,271,647
Proceeds from sales	$1,367,411	$—	$214,044	$—	$62,997,281	$109	$120,270,891

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I(a)	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A(b)	JNL Real Assets Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class I(a) (c)
Operations
Net investment income (loss)	$10	$156,232	$—	$(21,834)	$(2,860)	$(183,225)	$(1)
Net realized gain (loss) on investments	—	8,097,847	—	58,672	8,137	7,769,537	(60)
Net change in unrealized appreciation
(depreciation) on investments	—	(14,954,120)	—	(68,758)	(13,185)	(5,814,304)	—
Net change in net assets
from operations	10	(6,700,041)	—	(31,920)	(7,908)	1,772,008	(61)

Contract transactions
Purchase payments	21,141	5,147,932	—	56,951	4,194	1,881,362	6,448
Surrenders and terminations	—	(4,660,732)	—	(104,453)	(29,617)	(1,532,734)	—
Transfers between Investment Divisions	(2)	974,598	—	(3,323,309)	(454,377)	(34,690,674)	(6,387)
Contract owner charges	—	(597,042)	—	(323)	(54)	(239,686)	—
Net change in net assets
from contract transaction	21,139	864,756	—	(3,371,134)	(479,854)	(34,581,732)	61

Net change in net assets	21,149	(5,835,285)	—	(3,403,054)	(487,762)	(32,809,724)	—

Net assets beginning of year	—	55,521,833	—	3,403,054	487,762	32,809,724	—

Net assets end of year	$21,149	$49,686,548	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	1,481,543	—	343,778	49,720	1,102,565	—
Units issued	1,477	376,861	—	11,009	2,045	200,598	145
Units redeemed	(218)	(362,219)	—	(354,787)	(51,765)	(1,303,163)	(145)
Units outstanding at end of year	1,259	1,496,185	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$24,822	$22,410,383	$—	$109,424	$19,741	$9,539,075	$6,448
Proceeds from sales	$3,673	$14,206,826	$—	$3,502,392	$502,456	$41,097,952	$6,388

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(c)	The period is from April 30, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MMRS Conservative Fund - Class A(a)	JNL/MMRS Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(120,217)	$(11,050)
Net realized gain (loss) on investments	1,903,881	305,580
Net change in unrealized appreciation
(depreciation) on investments	(1,647,487)	(246,648)
Net change in net assets
from operations	136,177	47,882

Contract transactions
Purchase payments	361,839	107,870
Surrenders and terminations	(2,163,010)	(32,500)
Transfers between Investment Divisions	(17,995,049)	(1,843,926)
Contract owner charges	(3,594)	(424)
Net change in net assets
from contract transaction	(19,799,814)	(1,768,980)

Net change in net assets	(19,663,637)	(1,721,098)

Net assets beginning of year	19,663,637	1,721,098

Net assets end of year	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,730,561	145,536
Units issued	50,339	11,226
Units redeemed	(1,780,900)	(156,762)
Units outstanding at end of year	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$575,302	$129,902
Proceeds from sales	$20,495,333	$1,909,932

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 50 Fund - Class A	JNL iShares Tactical Growth Fund - Class A
Operations
Net investment income (loss)	$(969,218)	$(175,856)	$(1,927,341)	$(213,773)	$(1,521,334)	$(1,638,966)	$66,218
Net realized gain (loss) on investments	1,002,812	395,525	3,535,043	(155,954)	845,606	816,087	240,012
Net change in unrealized appreciation
(depreciation) on investments	11,422,457	737,972	18,673,795	1,149,171	12,544,097	9,876,683	2,866,281
Net change in net assets
from operations	11,456,051	957,641	20,281,497	779,444	11,868,369	9,053,804	3,172,511

Contract transactions
Purchase payments	5,411,256	1,729,810	9,466,340	801,426	2,441,276	2,815,383	1,992,565
Surrenders and terminations	(2,551,920)	(1,958,169)	(5,595,522)	(2,312,280)	(7,578,767)	(7,737,522)	(320,744)
Transfers between Investment Divisions	25,277,927	6,852,943	26,817,557	(3,964,186)	72,594,538	7,069,580	2,927,826
Contract owner charges	(736,199)	(26,325)	(1,498,490)	(10,711)	(1,247,083)	(1,395,506)	(6,131)
Net change in net assets
from contract transaction	27,401,064	6,598,259	29,189,885	(5,485,751)	66,209,964	751,935	4,593,516

Net change in net assets	38,857,115	7,555,900	49,471,382	(4,706,307)	78,078,333	9,805,739	7,766,027

Net assets beginning of year	50,382,084	12,340,961	113,670,985	23,432,466	77,721,919	105,472,066	14,692,672

Net assets end of year	$89,239,199	$19,896,861	$163,142,367	$18,726,159	$155,800,252	$115,277,805	$22,458,699

Contract unit transactions
Units outstanding at beginning of year	4,209,607	1,140,673	8,879,404	2,308,186	4,645,747	6,298,333	1,080,128
Units issued	2,486,061	1,407,024	3,643,524	151,005	4,420,122	1,340,981	478,511
Units redeemed	(540,640)	(825,897)	(1,769,801)	(685,547)	(789,483)	(1,335,863)	(163,207)
Units outstanding at end of year	6,155,028	1,721,800	10,753,127	1,773,644	8,276,386	6,303,451	1,395,432

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$50,456	$111,790	$(361,960)	$(1,614,113)	$(3,204)	$(23,335)	$(1,126,281)
Net realized gain (loss) on investments	167,382	341,718	584,894	2,209,205	1,629	33,180	(321,278)
Net change in unrealized appreciation
(depreciation) on investments	896,993	2,837,803	2,853,935	12,654,966	46,021	265,456	17,913,506
Net change in net assets
from operations	1,114,831	3,291,311	3,076,869	13,250,058	44,446	275,301	16,465,947

Contract transactions
Purchase payments	1,226,912	3,619,539	6,997,974	7,229,969	191,273	2,183,608	5,233,240
Surrenders and terminations	(819,287)	(626,709)	(2,778,526)	(7,615,085)	(43,851)	(96,541)	(4,549,912)
Transfers between Investment Divisions	(1,727,305)	(1,865,715)	(4,723,742)	53,856,334	351,416	1,287,555	(994,979)
Contract owner charges	(5,480)	(8,470)	(25,802)	(1,177,566)	(1,262)	(16,236)	(866,571)
Net change in net assets
from contract transaction	(1,325,160)	1,118,645	(530,096)	52,293,652	497,576	3,358,386	(1,178,222)

Net change in net assets	(210,329)	4,409,956	2,546,773	65,543,710	542,022	3,633,687	15,287,725

Net assets beginning of year	11,888,935	21,901,459	33,433,331	91,381,812	647,086	365,202	66,238,301

Net assets end of year	$11,678,606	$26,311,415	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026

Contract unit transactions
Units outstanding at beginning of year	1,023,905	1,716,035	2,767,530	6,921,291	67,679	34,352	1,761,880
Units issued	173,526	399,482	706,182	4,677,472	56,065	367,113	314,694
Units redeemed	(286,510)	(317,022)	(746,394)	(1,257,560)	(5,687)	(72,755)	(356,091)
Units outstanding at end of year	910,921	1,798,495	2,727,318	10,341,203	118,057	328,710	1,720,483

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$(411,606)	$47,502	$(126,098)	$(3,504,283)	$(324,280)	$(29,172)	$(452,988)
Net realized gain (loss) on investments	2,841,716	20,079	779,039	8,756,840	(75,392)	653,601	5,743,254
Net change in unrealized appreciation
(depreciation) on investments	1,991,528	378,086	3,210,275	26,290,164	1,671,311	1,606,078	1,794,754
Net change in net assets
from operations	4,421,638	445,667	3,863,216	31,542,721	1,271,639	2,230,507	7,085,020

Contract transactions
Purchase payments	4,296,639	272,169	15,022,979	26,814,241	2,732,106	2,274,017	4,192,387
Surrenders and terminations	(2,263,172)	(114,231)	(1,836,937)	(10,191,108)	(2,329,511)	(281,644)	(1,511,919)
Transfers between Investment Divisions	(814,605)	1,113,469	11,487,531	5,597,715	(38,160)	775,554	(214,522)
Contract owner charges	(506,563)	(475)	(304,521)	(2,688,703)	(333,636)	(1,626)	(424,117)
Net change in net assets
from contract transaction	712,299	1,270,932	24,369,052	19,532,145	30,799	2,766,301	2,041,829

Net change in net assets	5,133,937	1,716,599	28,232,268	51,074,866	1,302,438	4,996,808	9,126,849

Net assets beginning of year	46,679,911	2,670,460	21,326,409	197,214,962	26,049,904	6,481,789	29,090,384

Net assets end of year	$51,813,848	$4,387,059	$49,558,677	$248,289,828	$27,352,342	$11,478,597	$38,217,233

Contract unit transactions
Units outstanding at beginning of year	2,327,301	261,690	1,542,695	10,800,504	2,603,936	557,638	2,298,927
Units issued	466,502	140,815	1,919,239	3,209,384	580,828	290,574	555,028
Units redeemed	(438,006)	(28,452)	(358,801)	(2,180,336)	(583,362)	(87,298)	(415,692)
Units outstanding at end of year	2,355,797	374,053	3,103,133	11,829,552	2,601,402	760,914	2,438,263

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Operations
Net investment income (loss)	$(1,162,705)	$(238,650)	$(3,924,167)	$(644,229)	$(1,619,547)	$(644,144)	$(330,576)
Net realized gain (loss) on investments	1,420,358	931,793	9,954,044	6,365,644	2,344,854	759,254	329,890
Net change in unrealized appreciation
(depreciation) on investments	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210	11,865,542	6,896,866
Net change in net assets
from operations	13,018,262	5,303,162	49,222,637	20,308,302	13,694,517	11,980,652	6,896,180

Contract transactions
Purchase payments	17,276,445	5,057,920	45,927,575	14,020,761	16,057,617	6,249,134	1,423,946
Surrenders and terminations	(3,414,626)	(924,238)	(13,303,307)	(3,614,604)	(6,417,349)	(2,689,959)	(1,846,883)
Transfers between Investment Divisions	8,693,769	656,377	12,529,763	10,866,272	7,756,061	8,126,503	1,731,648
Contract owner charges	(900,527)	(11,806)	(2,990,243)	(884,588)	(1,190,893)	(639,099)	(426,717)
Net change in net assets
from contract transaction	21,655,061	4,778,253	42,163,788	20,387,841	16,205,436	11,046,579	881,994

Net change in net assets	34,673,323	10,081,415	91,386,425	40,696,143	29,899,953	23,027,231	7,778,174

Net assets beginning of year	60,575,531	17,786,433	221,609,875	61,369,041	89,820,457	42,807,851	32,788,225

Net assets end of year	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410	$65,835,082	$40,566,399

Contract unit transactions
Units outstanding at beginning of year	4,591,760	1,079,669	12,445,083	5,398,944	7,191,200	4,038,542	2,402,238
Units issued	2,119,934	497,618	4,502,751	2,617,525	2,579,918	1,682,607	600,099
Units redeemed	(644,236)	(241,150)	(2,321,220)	(1,110,923)	(1,377,674)	(831,975)	(545,794)
Units outstanding at end of year	6,067,458	1,336,137	14,626,614	6,905,546	8,393,444	4,889,174	2,456,543

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A
Operations
Net investment income (loss)	$(127,487)	$37,099	$263,008	$15,052	$(278,946)	$(1,960,271)	$(18,186)
Net realized gain (loss) on investments	(825,920)	(258,239)	839,718	(29,877)	(2,087,823)	6,149,773	14,700
Net change in unrealized appreciation
(depreciation) on investments	648,379	410,676	19,555,353	89,159	(413,551)	30,487,753	124,490
Net change in net assets
from operations	(305,028)	189,536	20,658,079	74,334	(2,780,320)	34,677,255	121,004

Contract transactions
Purchase payments	594,235	283,564	13,467,925	279,671	3,036,554	12,176,242	257,432
Surrenders and terminations	(1,227,918)	(97,416)	(11,274,343)	(109,015)	(3,381,703)	(7,255,079)	(44,212)
Transfers between Investment Divisions	(1,265,803)	(300,370)	(6,777,257)	(356,217)	(2,971,091)	2,080,001	(24,634)
Contract owner charges	(13,847)	(1,172)	(1,951,324)	(1,239)	(571,481)	(1,488,907)	(1,236)
Net change in net assets
from contract transaction	(1,913,333)	(115,394)	(6,534,999)	(186,800)	(3,887,721)	5,512,257	187,350

Net change in net assets	(2,218,361)	74,142	14,123,080	(112,466)	(6,668,041)	40,189,512	308,354

Net assets beginning of year	13,525,578	1,972,616	175,942,099	3,493,884	57,142,358	107,743,237	1,700,115

Net assets end of year	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317	$147,932,749	$2,008,469

Contract unit transactions
Units outstanding at beginning of year	1,312,576	191,283	14,783,536	350,385	6,564,684	2,655,080	163,317
Units issued	204,220	54,487	2,186,139	52,123	1,544,356	572,095	66,065
Units redeemed	(393,317)	(66,612)	(2,762,871)	(70,525)	(2,061,941)	(478,915)	(48,478)
Units outstanding at end of year	1,123,479	179,158	14,206,804	331,983	6,047,099	2,748,260	180,904

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(174,844)	$(695)	$28,613	$55,016	$93,147	$(308,068)	$(26,938)
Net realized gain (loss) on investments	239,401	88	53,332	15,039	5,253	3,449,838	54,264
Net change in unrealized appreciation
(depreciation) on investments	8,929,704	10,416	31,172	32,559	104,903	6,644,413	283,117
Net change in net assets
from operations	8,994,261	9,809	113,117	102,614	203,303	9,786,183	310,443

Contract transactions
Purchase payments	3,487,365	438,065	1,327,396	1,873,025	3,260,837	6,729,194	751,424
Surrenders and terminations	(1,790,047)	(676)	(383,466)	(20,683)	(28,243)	(3,236,980)	(93,482)
Transfers between Investment Divisions	(70,350)	125,886	285,188	293,118	1,764,236	(1,390,466)	89,909
Contract owner charges	(434,909)	(611)	(30,250)	(7,934)	(10,213)	(544,214)	(1,151)
Net change in net assets
from contract transaction	1,192,059	562,664	1,198,868	2,137,526	4,986,617	1,557,534	746,700

Net change in net assets	10,186,320	572,473	1,311,985	2,240,140	5,189,920	11,343,717	1,057,143

Net assets beginning of year	33,488,652	—	3,044,794	—	—	50,897,290	2,897,934

Net assets end of year	$43,674,972	$572,473	$4,356,779	$2,240,140	$5,189,920	$62,241,007	$3,955,077

Contract unit transactions
Units outstanding at beginning of year	2,654,456		291,465			1,782,450	169,547
Units issued	642,838	54,346	202,400	244,081	484,651	523,677	81,599
Units redeemed	(573,558)	(1,387)	(90,187)	(40,482)	(3,727)	(474,816)	(39,011)
Units outstanding at end of year	2,723,736	52,959	403,678	203,599	480,924	1,831,311	212,135

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A
Operations
Net investment income (loss)	$(2,555,575)	$(1,574)	$(198,188)	$1,027,139	$69,321	$143,414	$81,364
Net realized gain (loss) on investments	(92,537)	12,085	1,141,653	53,307	3,435	16,748	288,014
Net change in unrealized appreciation
(depreciation) on investments	11,133,410	15,286	1,596,419	624,664	24,654	357,801	753,039
Net change in net assets
from operations	8,485,298	25,797	2,539,884	1,705,110	97,410	517,963	1,122,417

Contract transactions
Purchase payments	14,054,062	244,408	8,084,167	11,825,155	282,948	130,788	995,726
Surrenders and terminations	(17,434,861)	(12,680)	(521,306)	(3,291,606)	(99,705)	(260,578)	(538,835)
Transfers between Investment Divisions	4,562,245	184,694	19,910,299	5,128,894	295,677	(72,250)	248,115
Contract owner charges	(2,384,319)	(5)	(101,765)	(538,704)	(1,136)	(1,212)	(6,140)
Net change in net assets
from contract transaction	(1,202,873)	416,417	27,371,395	13,123,739	477,784	(203,252)	698,866

Net change in net assets	7,282,425	442,214	29,911,279	14,828,849	575,194	314,711	1,821,283

Net assets beginning of year	222,921,005	305,553	3,607,510	61,538,996	2,249,768	3,416,688	10,559,533

Net assets end of year	$230,203,430	$747,767	$33,518,789	$76,367,845	$2,824,962	$3,731,399	$12,380,816

Contract unit transactions
Units outstanding at beginning of year	11,316,467	29,328	279,625	5,814,900	215,556	251,998	841,622
Units issued	2,002,757	60,939	2,242,304	2,621,725	85,275	19,069	172,406
Units redeemed	(2,107,778)	(22,685)	(344,581)	(1,410,831)	(40,881)	(33,169)	(119,619)
Units outstanding at end of year	11,211,446	67,582	2,177,348	7,025,794	259,950	237,898	894,409

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/First State Global Infrastructure Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$307,926	$(492,030)	$(1,346,507)	$44,856	$(600,351)	$3,776,731	$(167,170)
Net realized gain (loss) on investments	(631,606)	(201,992)	3,680,824	561,678	(405,675)	1,582,438	668,928
Net change in unrealized appreciation
(depreciation) on investments	5,984,506	8,373,783	6,058,874	4,077,269	1,857,515	7,551,354	9,365,649
Net change in net assets
from operations	5,660,826	7,679,761	8,393,191	4,683,803	851,489	12,910,523	9,867,407

Contract transactions
Purchase payments	6,894,263	2,350,935	3,941,114	2,738,868	4,451,898	11,812,118	3,524,503
Surrenders and terminations	(2,532,610)	(5,661,549)	(7,041,917)	(1,852,364)	(2,407,995)	(12,007,142)	(1,483,255)
Transfers between Investment Divisions	(1,960,578)	(3,815,359)	(588,767)	(978,019)	(472,490)	(3,091,134)	5,353,670
Contract owner charges	(778,568)	(1,054,362)	(1,036,518)	(392,497)	(349,546)	(1,676,127)	(407,336)
Net change in net assets
from contract transaction	1,622,507	(8,180,335)	(4,726,088)	(484,012)	1,221,867	(4,962,285)	6,987,582

Net change in net assets	7,283,333	(500,574)	3,667,103	4,199,791	2,073,356	7,948,238	16,854,989

Net assets beginning of year	66,178,653	85,557,360	84,938,301	30,073,882	41,352,292	156,295,143	31,695,203

Net assets end of year	$73,461,986	$85,056,786	$88,605,404	$34,273,673	$43,425,648	$164,243,381	$48,550,192

Contract unit transactions
Units outstanding at beginning of year	4,761,017	6,899,445	6,907,391	2,768,570	3,651,686	10,877,574	3,235,215
Units issued	1,222,369	789,962	846,012	545,926	853,669	1,732,192	1,222,881
Units redeemed	(1,107,774)	(1,428,178)	(1,219,956)	(593,978)	(757,665)	(2,080,096)	(667,411)
Units outstanding at end of year	4,875,612	6,261,229	6,533,447	2,720,518	3,747,690	10,529,670	3,790,685

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Operations
Net investment income (loss)	$707,226	$333,070	$(141,773)	$(43)	$(102,619)	$(560,593)	$(1,492)
Net realized gain (loss) on investments	1,874,422	(263,581)	(232,192)	548	73,986	1,566,066	9,202
Net change in unrealized appreciation
(depreciation) on investments	490,409	850,829	1,691,251	624	822,991	16,565,709	11,255
Net change in net assets
from operations	3,072,057	920,318	1,317,286	1,129	794,358	17,571,182	18,965

Contract transactions
Purchase payments	2,898,659	4,369,872	548,691	33,407	884,513	4,231,107	844,338
Surrenders and terminations	(2,741,653)	(3,751,005)	(939,357)	(110)	(461,500)	(2,591,381)	—
Transfers between Investment Divisions	(1,365,619)	1,702,147	412,079	(10,880)	27,212,289	4,451,473	(241,841)
Contract owner charges	(599,966)	(700,808)	(98,176)	—	(44,374)	(551,846)	(472)
Net change in net assets
from contract transaction	(1,808,579)	1,620,206	(76,763)	22,417	27,590,928	5,539,353	602,025

Net change in net assets	1,263,478	2,540,524	1,240,523	23,546	28,385,286	23,110,535	620,990

Net assets beginning of year	47,838,012	62,751,768	9,546,543	—	1,169,218	33,999,671	—

Net assets end of year	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504	$57,110,206	$620,990

Contract unit transactions
Units outstanding at beginning of year	3,696,093	2,511,871	808,494		119,381	4,875,368
Units issued	585,184	537,205	194,266	5,509	2,580,321	1,733,150	102,599
Units redeemed	(724,742)	(480,725)	(201,710)	(3,263)	(204,251)	(1,162,528)	(42,265)
Units outstanding at end of year	3,556,535	2,568,351	801,050	2,246	2,495,451	5,445,990	60,334

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$1,337,956	$7,713	$(1,555,562)	$(1,120,997)	$705,246	$(41,392)	$43,030
Net realized gain (loss) on investments	897,661	1,651,240	5,949,088	2,199,492	(386,173)	83,526	(18,557)
Net change in unrealized appreciation
(depreciation) on investments	4,450,937	11,011,251	18,247,382	18,048,540	273,068	7,282,549	820,380
Net change in net assets
from operations	6,686,554	12,670,204	22,640,908	19,127,035	592,141	7,324,683	844,853

Contract transactions
Purchase payments	5,526,803	5,642,375	11,819,083	9,234,827	7,242,546	1,426,182	535,316
Surrenders and terminations	(4,653,176)	(3,010,793)	(4,515,157)	(3,887,208)	(4,825,986)	(2,940,693)	(309,185)
Transfers between Investment Divisions	(1,655,922)	1,599,313	6,738,556	1,968,285	(661,046)	(316,118)	(793,579)
Contract owner charges	(873,431)	(673,584)	(1,117,611)	(740,803)	(486,078)	(291,180)	(786)
Net change in net assets
from contract transaction	(1,655,726)	3,557,311	12,924,871	6,575,101	1,269,436	(2,121,809)	(568,234)

Net change in net assets	5,030,828	16,227,515	35,565,779	25,702,136	1,861,577	5,202,874	276,619

Net assets beginning of year	78,479,905	58,019,580	91,052,840	67,714,536	57,407,110	28,329,179	3,620,117

Net assets end of year	$83,510,733	$74,247,095	$126,618,619	$93,416,672	$59,268,687	$33,532,053	$3,896,736

Contract unit transactions
Units outstanding at beginning of year	4,775,423	3,075,712	3,354,836	1,714,665	2,812,598	2,380,809	332,108
Units issued	915,749	990,599	1,084,351	533,818	961,800	385,347	77,046
Units redeemed	(1,017,714)	(844,225)	(658,238)	(407,182)	(936,223)	(557,180)	(128,255)
Units outstanding at end of year	4,673,458	3,222,086	3,780,949	1,841,301	2,838,175	2,208,976	280,899

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC DowSM Index Fund - Class A(b)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(650,998)	$340,829	$(178,591)	$(832)	$(33,213)	$(327,850)	$729,810
Net realized gain (loss) on investments	2,146,044	(116,560)	5,035,737	565	33,801	1,140,351	(2,843,584)
Net change in unrealized appreciation
(depreciation) on investments	4,350,220	703,384	6,925,485	19,571	725,952	17,527,947	(2,597,717)
Net change in net assets
from operations	5,845,266	927,653	11,782,631	19,304	726,540	18,340,448	(4,711,491)

Contract transactions
Purchase payments	1,275,101	8,218,705	7,650,786	454,867	2,623,490	10,969,496	10,730,688
Surrenders and terminations	(2,920,091)	(3,626,103)	(3,286,728)	(58)	(96,800)	(1,884,163)	(5,057,899)
Transfers between Investment Divisions	(1,487,220)	2,476,830	3,019,236	83,184	4,615,936	15,720,259	(597,832)
Contract owner charges	(517,401)	(488,229)	(634,254)	(485)	(23,498)	(754,907)	(1,204,777)
Net change in net assets
from contract transaction	(3,649,611)	6,581,203	6,749,040	537,508	7,119,128	24,050,685	3,870,180

Net change in net assets	2,195,655	7,508,856	18,531,671	556,812	7,845,668	42,391,133	(841,311)

Net assets beginning of year	42,545,338	58,289,565	54,712,915	—	—	44,586,883	111,069,381

Net assets end of year	$44,740,993	$65,798,421	$73,244,586	$556,812	$7,845,668	$86,978,016	$110,228,070

Contract unit transactions
Units outstanding at beginning of year	3,126,637	4,125,575	2,266,358			5,253,067	3,266,021
Units issued	329,983	1,300,645	799,804	53,913	394,756	3,672,670	1,017,708
Units redeemed	(587,467)	(867,765)	(550,085)	(1,240)	(24,105)	(1,296,366)	(902,429)
Units outstanding at end of year	2,869,153	4,558,455	2,516,077	52,673	370,651	7,629,371	3,381,300

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A
Operations
Net investment income (loss)	$510,537	$(490,301)	$(1,287,787)	$(1,345,938)	$(852)	$(1,446,838)	$1,433,379
Net realized gain (loss) on investments	(46,391)	7,921,020	17,257,885	3,774,193	15	11,899,023	1,397,798
Net change in unrealized appreciation
(depreciation) on investments	5,364,842	9,172,780	24,311,888	8,686,728	16,118	35,419,743	16,902,127
Net change in net assets
from operations	5,828,988	16,603,499	40,281,986	11,114,983	15,281	45,871,928	19,733,304

Contract transactions
Purchase payments	2,912,980	14,200,832	19,088,460	4,723,466	192,721	20,495,265	10,225,565
Surrenders and terminations	(1,309,393)	(6,223,752)	(10,919,914)	(4,261,245)	—	(8,480,036)	(4,570,556)
Transfers between Investment Divisions	2,905,600	9,513,877	2,928,556	(3,510,337)	245,911	14,318,735	11,545,162
Contract owner charges	(326,276)	(1,081,631)	(2,390,643)	(974,873)	(661)	(1,717,012)	(994,254)
Net change in net assets
from contract transaction	4,182,911	16,409,326	8,706,459	(4,022,989)	437,971	24,616,952	16,205,917

Net change in net assets	10,011,899	33,012,825	48,988,445	7,091,994	453,252	70,488,880	35,939,221

Net assets beginning of year	25,996,713	80,811,829	191,888,445	82,231,066	—	124,001,437	78,741,918

Net assets end of year	$36,008,612	$113,824,654	$240,876,890	$89,323,060	$453,252	$194,490,317	$114,681,139

Contract unit transactions
Units outstanding at beginning of year	1,928,396	5,684,111	7,553,317	5,867,985		9,847,869	4,761,493
Units issued	759,451	3,048,192	1,665,076	954,497	48,141	4,101,623	1,734,004
Units redeemed	(501,947)	(1,942,204)	(1,391,027)	(1,219,364)	(5,505)	(2,503,153)	(880,413)
Units outstanding at end of year	2,185,900	6,790,099	7,827,366	5,603,118	42,636	11,446,339	5,615,084

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)
Operations
Net investment income (loss)	$1,398,978	$(1,828)	$556	$(3,347)	$(1,068,559)	$374,116	$(4,411)
Net realized gain (loss) on investments	10,997,053	1,226	14,242	9,905	4,168,517	448,266	576
Net change in unrealized appreciation
(depreciation) on investments	23,037,329	21,903	22,878	36,033	20,470,956	2,887,315	24,571
Net change in net assets
from operations	35,433,360	21,301	37,676	42,591	23,570,914	3,709,697	20,736

Contract transactions
Purchase payments	5,004,715	120,790	246,599	439,095	19,125,730	2,467,631	316,265
Surrenders and terminations	(24,710,820)	(47)	(1,927)	(1,496)	(3,750,837)	(836,042)	(3,696)
Transfers between Investment Divisions	16,416,384	500,604	426,700	293,081	19,611,992	805,906	829,126
Contract owner charges	(2,111,159)	(1,475)	(2,581)	(2,389)	(1,017,034)	(215,902)	(2,631)
Net change in net assets
from contract transaction	(5,400,880)	619,872	668,791	728,291	33,969,851	2,221,593	1,139,064

Net change in net assets	30,032,480	641,173	706,467	770,882	57,540,765	5,931,290	1,159,800

Net assets beginning of year	231,269,233	—	—	—	62,958,688	16,273,316	—

Net assets end of year	$261,301,713	$641,173	$706,467	$770,882	$120,499,453	$22,204,606	$1,159,800

Contract unit transactions
Units outstanding at beginning of year	12,478,670				2,739,944	926,602
Units issued	2,517,534	85,643	68,263	50,988	2,318,947	420,664	116,270
Units redeemed	(2,780,652)	(25,355)	(5,091)	(16,120)	(1,057,157)	(310,823)	(2,392)
Units outstanding at end of year	12,215,552	60,288	63,172	34,868	4,001,734	1,036,443	113,878

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Telecommunications Sector Fund - Class A
Operations
Net investment income (loss)	$(930)	$(529)	$(898,241)	$(331,375)	$(266,047)	$(832,765)	$227,307
Net realized gain (loss) on investments	117	11	16,949,763	24,168,444	(893,961)	9,840,991	849,480
Net change in unrealized appreciation
(depreciation) on investments	8,328	5,396	8,486,025	61,893,336	(758,375)	6,028,588	(832,510)
Net change in net assets
from operations	7,515	4,878	24,537,547	85,730,405	(1,918,383)	15,036,814	244,277

Contract transactions
Purchase payments	267,990	89,147	20,518,332	71,949,168	4,864,647	16,028,349	422,023
Surrenders and terminations	—	—	(8,567,620)	(22,745,334)	(1,561,382)	(7,110,028)	(907,339)
Transfers between Investment Divisions	402,283	878,710	8,561,100	41,864,962	(9,997,047)	6,670,873	(1,478,540)
Contract owner charges	(529)	(247)	(1,800,593)	(5,018,575)	(347,381)	(1,308,361)	(121,228)
Net change in net assets
from contract transaction	669,744	967,610	18,711,219	86,050,221	(7,041,163)	14,280,833	(2,085,084)

Net change in net assets	677,259	972,488	43,248,766	171,780,626	(8,959,546)	29,317,647	(1,840,807)

Net assets beginning of year	—	—	161,715,617	395,432,968	39,456,741	123,369,756	13,656,108

Net assets end of year	$677,259	$972,488	$204,964,383	$567,213,594	$30,497,195	$152,687,403	$11,815,301

Contract unit transactions
Units outstanding at beginning of year			5,404,664	20,327,563	1,968,335	4,624,711	1,421,219
Units issued	63,928	91,146	1,567,658	7,647,524	685,612	1,497,949	153,664
Units redeemed	(636)	(30)	(985,298)	(3,636,980)	(1,084,258)	(991,414)	(367,043)
Units outstanding at end of year	63,292	91,116	5,987,024	24,338,107	1,569,689	5,131,246	1,207,840

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Operations
Net investment income (loss)	$69,247	$(188,069)	$(8,700)	$97,250	$689,233	$215,895	$(10,617)
Net realized gain (loss) on investments	268,001	418,055	(2,533)	(11,646)	227,833	(38,410)	33,279
Net change in unrealized appreciation
(depreciation) on investments	147,572	8,113,053	21,337	(58,329)	1,260,033	113,489	322,496
Net change in net assets
from operations	484,820	8,343,039	10,104	27,275	2,177,099	290,974	345,158

Contract transactions
Purchase payments	483,029	4,235,895	26,642	70,365	8,226,508	165,163	305,416
Surrenders and terminations	(350,739)	(4,153,269)	(79,339)	(27,465)	(2,235,992)	(608,304)	(24,919)
Transfers between Investment Divisions	(88,298)	396,868	(60,400)	21,006	2,478,885	(469,239)	694,042
Contract owner charges	(3,369)	(897,956)	(489)	(82)	(484,678)	(5,808)	(80)
Net change in net assets
from contract transaction	40,623	(418,462)	(113,586)	63,824	7,984,723	(918,188)	974,459

Net change in net assets	525,443	7,924,577	(103,482)	91,099	10,161,822	(627,214)	1,319,617

Net assets beginning of year	4,477,235	73,926,503	856,687	490,656	37,706,137	8,029,739	632,350

Net assets end of year	$5,002,678	$81,851,080	$753,205	$581,755	$47,867,959	$7,402,525	$1,951,967

Contract unit transactions
Units outstanding at beginning of year	347,659	3,612,526	87,300	77,674	3,505,394	802,675	76,155
Units issued	96,278	603,579	4,669	31,627	1,887,561	94,725	120,814
Units redeemed	(92,288)	(631,639)	(16,137)	(21,842)	(1,178,740)	(185,676)	(28,854)
Units outstanding at end of year	351,649	3,584,466	75,832	87,459	4,214,215	711,724	168,115

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Long Short Credit Fund - Class A
Operations
Net investment income (loss)	$(818,214)	$(7,400)	$102,543	$(1,158,705)	$1,888,051	$5,340,302	$28,438
Net realized gain (loss) on investments	3,387,038	779	138,156	(2,090,762)	(219,772)	418,660	(9,010)
Net change in unrealized appreciation
(depreciation) on investments	30,476,446	10,751	559,359	4,498,425	(212,606)	1,071,822	5,780
Net change in net assets
from operations	33,045,270	4,130	800,058	1,248,958	1,455,673	6,830,784	25,208

Contract transactions
Purchase payments	6,764,937	1,203,353	4,522,466	7,044,429	11,774,902	11,943,804	125,517
Surrenders and terminations	(6,070,225)	(60,690)	(1,155,825)	(5,247,651)	(5,157,575)	(8,204,865)	(101,087)
Transfers between Investment Divisions	16,176,197	3,638,091	7,966,886	1,551,506	(3,284,649)	(166,427)	65,052
Contract owner charges	(1,287,330)	(4,751)	(120,564)	(844,002)	(824,702)	(1,107,459)	(981)
Net change in net assets
from contract transaction	15,583,579	4,776,003	11,212,963	2,504,282	2,507,976	2,465,053	88,501

Net change in net assets	48,628,849	4,780,133	12,013,021	3,753,240	3,963,649	9,295,837	113,709

Net assets beginning of year	93,710,337	—	11,667,201	76,200,751	90,103,383	111,260,826	861,105

Net assets end of year	$142,339,186	$4,780,133	$23,680,222	$79,953,991	$94,067,032	$120,556,663	$974,814

Contract unit transactions
Units outstanding at beginning of year	5,015,462		1,050,581	5,655,996	7,987,957	5,457,214	83,326
Units issued	1,586,096	509,603	1,278,988	1,262,754	2,557,492	1,453,944	32,507
Units redeemed	(936,854)	(33,321)	(300,997)	(1,094,070)	(2,330,697)	(1,384,847)	(23,943)
Units outstanding at end of year	5,664,704	476,282	2,028,572	5,824,680	8,214,752	5,526,311	91,890

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/S&P 4 Fund - Class A	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$(296,515)	$(666,567)	$253,044	$(23,571)	$(7,104,864)	$(107,970)	$3,748,312
Net realized gain (loss) on investments	2,262,670	2,930,681	3,917	671,469	11,474,404	(1,248,649)	23,388,582
Net change in unrealized appreciation
(depreciation) on investments	1,738,452	6,265,397	412,185	1,073,165	59,105,791	10,844,357	1,601,687
Net change in net assets
from operations	3,704,607	8,529,511	669,146	1,721,063	63,475,331	9,487,738	28,738,581

Contract transactions
Purchase payments	4,697,811	7,646,684	5,179,923	2,349,077	38,418,146	2,797,778	22,453,140
Surrenders and terminations	(1,779,292)	(2,040,446)	(990,280)	(651,470)	(22,755,832)	(2,223,848)	(15,660,683)
Transfers between Investment Divisions	(3,198,228)	3,400,239	1,161,243	143,528	(42,382,057)	(21,480,738)	(48,522,830)
Contract owner charges	(401,543)	(698,693)	(191,984)	(148,527)	(5,299,647)	(642,466)	(3,305,709)
Net change in net assets
from contract transaction	(681,252)	8,307,784	5,158,902	1,692,608	(32,019,390)	(21,549,274)	(45,036,082)

Net change in net assets	3,023,355	16,837,295	5,828,048	3,413,671	31,455,941	(12,061,536)	(16,297,501)

Net assets beginning of year	34,770,195	50,725,304	19,419,776	11,881,244	480,088,083	68,525,695	307,479,200

Net assets end of year	$37,793,550	$67,562,599	$25,247,824	$15,294,915	$511,544,024	$56,464,159	$291,181,699

Contract unit transactions
Units outstanding at beginning of year	1,838,699	2,659,119	1,192,467	412,756	23,594,719	3,176,052	14,926,457
Units issued	842,857	1,324,758	723,592	170,894	3,897,696	483,174	2,818,897
Units redeemed	(880,436)	(917,407)	(415,458)	(122,717)	(5,413,161)	(1,448,442)	(4,981,103)
Units outstanding at end of year	1,801,120	3,066,470	1,500,601	460,933	22,079,254	2,210,784	12,764,251

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$296,581	$655,119	$(2,235,286)	$(2,039,585)	$(5,747,300)	$(4,398,074)	$(6,998,052)
Net realized gain (loss) on investments	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041	9,065,903	18,701,517
Net change in unrealized appreciation
(depreciation) on investments	402,298	9,524,221	24,783,675	5,545,430	56,705,887	21,644,228	49,866,642
Net change in net assets
from operations	786,606	9,108,084	27,751,974	6,752,546	65,694,628	26,312,057	61,570,107

Contract transactions
Purchase payments	809,703	2,865,956	10,436,763	4,019,755	19,842,120	13,649,803	19,319,917
Surrenders and terminations	(124,715)	(4,321,782)	(6,714,674)	(14,786,820)	(23,198,117)	(24,648,893)	(30,928,093)
Transfers between Investment Divisions	548,513	(4,651,090)	(2,529,492)	(2,824,134)	(8,124,665)	(6,816,917)	(16,891,442)
Contract owner charges	(1,595)	(604,317)	(1,642,685)	(1,579,067)	(4,406,374)	(3,524,134)	(5,464,855)
Net change in net assets
from contract transaction	1,231,906	(6,711,233)	(450,088)	(15,170,266)	(15,887,036)	(21,340,141)	(33,964,473)

Net change in net assets	2,018,512	2,396,851	27,301,886	(8,417,720)	49,807,592	4,971,916	27,605,634

Net assets beginning of year	1,893,476	56,749,482	130,472,402	135,239,549	347,471,873	286,629,693	446,162,788

Net assets end of year	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465	$291,601,609	$473,768,422

Contract unit transactions
Units outstanding at beginning of year	193,512	2,913,310	6,298,369	10,004,466	16,703,379	18,847,368	22,939,572
Units issued	205,284	368,154	1,052,518	1,100,273	1,718,938	2,013,911	2,570,238
Units redeemed	(95,241)	(695,545)	(1,101,208)	(2,209,970)	(2,450,366)	(3,391,321)	(4,286,927)
Units outstanding at end of year	303,555	2,585,919	6,249,679	8,894,769	15,971,951	17,469,958	21,222,883

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
Operations
Net investment income (loss)	$111,555	$260,895	$(9,984)	$(187,868)	$(5,014,913)	$(87,081)	$(3,793,560)
Net realized gain (loss) on investments	468,246	791,006	50,441	1,368,618	33,198,219	63,926	20,851,595
Net change in unrealized appreciation
(depreciation) on investments	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517	1,138,404	32,455,081
Net change in net assets
from operations	2,018,824	3,478,210	29,883	7,844,638	92,284,823	1,115,249	49,513,116

Contract transactions
Purchase payments	3,209,022	3,087,813	276,449	25,371,934	43,739,967	461,291	26,167,860
Surrenders and terminations	(456,058)	(1,588,262)	(223,381)	(2,422,874)	(20,151,682)	(342,929)	(15,320,074)
Transfers between Investment Divisions	(1,500,830)	(6,545,420)	(188,467)	42,488,506	58,858,298	(503,884)	22,430,735
Contract owner charges	(206,295)	(434,772)	(1,568)	(200,618)	(3,667,502)	(4,262)	(2,887,257)
Net change in net assets
from contract transaction	1,045,839	(5,480,641)	(136,967)	65,236,948	78,779,081	(389,784)	30,391,264

Net change in net assets	3,064,663	(2,002,431)	(107,084)	73,081,586	171,063,904	725,465	79,904,380

Net assets beginning of year	18,664,128	40,780,286	4,547,654	39,492,970	268,608,893	8,039,121	206,573,843

Net assets end of year	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797	$8,764,586	$286,478,223

Contract unit transactions
Units outstanding at beginning of year	1,611,967	2,174,689	467,251	3,078,755	5,040,782	803,638	2,450,429
Units issued	596,253	403,464	72,108	5,352,313	2,202,430	113,350	762,157
Units redeemed	(511,093)	(693,442)	(86,217)	(647,027)	(1,021,220)	(150,891)	(459,098)
Units outstanding at end of year	1,697,127	1,884,711	453,142	7,784,041	6,221,992	766,097	2,753,488

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class A(a)
Operations
Net investment income (loss)	$20,534	$118,080	$74,169	$(4,568)	$123,060	$(8,095)	$(9,377)
Net realized gain (loss) on investments	(174,777)	8,255,595	665,718	30,394	(3,758)	4,241	1,186
Net change in unrealized appreciation
(depreciation) on investments	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405	131,207
Net change in net assets
from operations	(186,668)	21,988,563	2,061,296	243,938	347,852	98,551	123,016

Contract transactions
Purchase payments	9,766,262	14,224,073	1,129,806	228,386	976,017	914,391	1,350,954
Surrenders and terminations	(4,290,268)	(8,593,061)	(1,170,182)	(34,907)	(129,984)	(32,926)	(29,434)
Transfers between Investment Divisions	(3,966,794)	9,500,698	(47,142)	(61,423)	(441,502)	4,229,475	3,254,734
Contract owner charges	(582,544)	(1,322,626)	(7,268)	(708)	(1,348)	(7,686)	(6,743)
Net change in net assets
from contract transaction	926,656	13,809,084	(94,786)	131,348	403,183	5,103,254	4,569,511

Net change in net assets	739,988	35,797,647	1,966,510	375,286	751,035	5,201,805	4,692,527

Net assets beginning of year	62,319,655	123,667,291	14,422,526	1,403,797	3,051,478	—	—

Net assets end of year	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805	$4,692,527

Contract unit transactions
Units outstanding at beginning of year	6,081,661	4,741,851	790,070	111,063	643,744
Units issued	2,123,405	1,284,085	128,694	26,530	379,499	511,377	450,709
Units redeemed	(2,061,855)	(810,813)	(134,092)	(16,461)	(308,764)	(30,315)	(8,725)
Units outstanding at end of year	6,143,211	5,215,123	784,672	121,132	714,479	481,062	441,984

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(5,358)	$(1,812)	$(9,530)	$(5,589)	$(6,297)	$(7,049)	$(7,051)
Net realized gain (loss) on investments	486	45	353	123	64	135	(383)
Net change in unrealized appreciation
(depreciation) on investments	5,463	22,922	79,314	83,387	42,048	72,482	94,239
Net change in net assets
from operations	591	21,155	70,137	77,921	35,815	65,568	86,805

Contract transactions
Purchase payments	718,996	1,001,912	1,058,996	1,491,988	1,832,645	2,200,875	1,143,938
Surrenders and terminations	(76,057)	(698)	(10,388)	(7,210)	(4,344)	(187)	(2,790)
Transfers between Investment Divisions	1,391,480	579,387	3,969,097	1,868,200	2,599,597	1,555,800	2,577,810
Contract owner charges	(3,484)	(1,774)	(6,537)	(4,085)	(3,420)	(4,762)	(4,797)
Net change in net assets
from contract transaction	2,030,935	1,578,827	5,011,168	3,348,893	4,424,478	3,751,726	3,714,161

Net change in net assets	2,031,526	1,599,982	5,081,305	3,426,814	4,460,293	3,817,294	3,800,966

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294	$3,800,966

Contract unit transactions
Units outstanding at beginning of year
Units issued	234,400	153,341	489,225	327,513	438,462	369,935	375,604
Units redeemed	(31,044)	(265)	(2,877)	(1,180)	(815)	(487)	(21,390)
Units outstanding at end of year	203,356	153,076	486,348	326,333	437,647	369,448	354,214

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Operations
Net investment income (loss)	$(7,729)	$(11,260)	$4,803	$68,052	$(840,777)	$79,044	$(36,309)
Net realized gain (loss) on investments	5,030	85,470	2,028	13,564,745	—	4,297,782	(987)
Net change in unrealized appreciation
(depreciation) on investments	131,997	366,768	(321)	23,804,714	—	2,208,050	138,840
Net change in net assets
from operations	129,298	440,978	6,510	37,437,511	(840,777)	6,584,876	101,544

Contract transactions
Purchase payments	2,355,014	345,726	6,977	55,803,215	50,154,110	4,081,648	509,039
Surrenders and terminations	(2,643)	(38,900)	(23,475)	(22,122,750)	(11,364,968)	(3,065,332)	(182,912)
Transfers between Investment Divisions	2,357,879	340,844	205,013	11,857,105	(46,799,933)	(999,167)	(634,195)
Contract owner charges	(3,956)	(146)	(1,045)	(3,606,172)	(638,600)	(549,825)	(322)
Net change in net assets
from contract transaction	4,706,294	647,524	187,470	41,931,398	(8,649,391)	(532,676)	(308,390)

Net change in net assets	4,835,592	1,088,502	193,980	79,368,909	(9,490,168)	6,052,200	(206,846)

Net assets beginning of year	—	1,160,419	155,497	319,121,207	76,888,671	49,469,633	3,609,900

Net assets end of year	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833	$3,403,054

Contract unit transactions
Units outstanding at beginning of year		108,533	16,247	7,472,641	6,478,658	1,501,650	376,012
Units issued	476,838	95,672	29,819	2,104,029	6,883,993	319,486	63,433
Units redeemed	(24,749)	(42,849)	(11,183)	(1,209,762)	(7,639,072)	(339,593)	(95,666)
Units outstanding at end of year	452,089	161,356	34,883	8,366,908	5,723,579	1,481,543	343,779

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Real Assets Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A
Operations
Net investment income (loss)	$(5,194)	$(89,709)	$(204,963)	$(17,958)
Net realized gain (loss) on investments	(660)	812,990	152,382	81,996
Net change in unrealized appreciation
(depreciation) on investments	29,386	1,731,766	1,834,887	262,558
Net change in net assets
from operations	23,532	2,455,047	1,782,306	326,596

Contract transactions
Purchase payments	36,867	3,022,386	675,265	857,426
Surrenders and terminations	(8,448)	(1,973,865)	(1,139,493)	(53,337)
Transfers between Investment Divisions	(4,583)	565,289	(633,839)	(803,253)
Contract owner charges	(60)	(341,479)	(5,262)	(1,365)
Net change in net assets
from contract transaction	23,776	1,272,331	(1,103,329)	(529)

Net change in net assets	47,308	3,727,378	678,977	326,067

Net assets beginning of year	440,454	29,082,346	18,984,660	1,395,031

Net assets end of year	$487,762	$32,809,724	$19,663,637	$1,721,098

Contract unit transactions
Units outstanding at beginning of year	47,195	1,060,200	1,832,009	141,819
Units issued	11,627	228,578	282,538	85,027
Units redeemed	(9,102)	(186,213)	(383,986)	(81,310)
Units outstanding at end of year	49,720	1,102,565	1,730,561	145,536

See notes to the financial statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2018		76,550	5,975	0.00	11	(5.57)	‡	2.80	15	(10.47)		0.00
12/31/2017		89,239	6,155	0.00	13	18.34		2.56	17	13.65	‡	0.00
12/31/2016		50,382	4,210	0.00	11	5.36		2.56	13	7.06		0.95
12/31/2015		48,060	4,281	2.44	10	(5.09)		2.56	12	(3.55)		0.95
12/31/2014		47,102	4,024	1.70	11	2.33		2.56	12	3.99		0.95
JNL Aggressive Growth Allocation Fund - Class I
12/31/2018	+	228	20	0.00	12	(10.15)	‡	0.45	12	(10.15)	‡	0.45
JNL Conservative Allocation Fund - Class A
12/31/2018		23,376	2,116	0.00	10	(5.05)		2.00	12	(3.12)		0.00
12/31/2017		19,897	1,722	0.00	11	0.17	‡	2.00	12	7.24	‡	0.00
12/31/2016		12,341	1,141	0.00	11	3.18		1.25	11	3.44		1.00
12/31/2015		10,739	1,026	1.26	10	(2.92)		1.25	11	(2.68)		1.00
12/31/2014		7,768	722	0.94	11	2.43		1.25	11	2.68		1.00
JNL Conservative Allocation Fund - Class I
12/31/2018	+	73	6	0.00	11	(2.25)	‡	0.45	11	(2.25)	‡	0.45
JNL Growth Allocation Fund - Class A
12/31/2018		135,664	9,965	0.00	12	(11.29)		2.46	16	(9.07)		0.00
12/31/2017		163,142	10,753	0.00	13	15.76		2.46	18	11.88	‡	0.00
12/31/2016		113,671	8,879	0.00	12	4.92		2.46	14	6.51		0.95
12/31/2015		99,289	8,228	2.47	11	(4.38)		2.46	13	(2.92)		0.95
12/31/2014		92,863	7,431	1.87	12	2.51		2.46	13	4.07		0.95
JNL Growth Allocation Fund - Class I
12/31/2018	+	—	—	0.00	12	(8.78)	‡	0.45	12	(8.78)	‡	0.45
JNL Institutional Alt 100 Fund - Class A
12/31/2018		13,799	1,401	0.00	10	(7.00)		1.25	11	(5.82)		0.00
12/31/2017		18,726	1,774	0.00	10	3.73		1.25	11	4.62	‡	0.00
12/31/2016		23,432	2,308	0.00	10	(1.14)		1.25	10	(0.75)		0.85
12/31/2015		25,072	2,446	1.16	10	(2.93)		1.25	10	(2.54)		0.85
12/31/2014		19,386	1,840	1.12	10	1.00		1.25	11	1.41		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - April 30, 2018; JNL Conservative Allocation Fund - Class I - April 30, 2018; JNL Growth Allocation Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class A
12/31/2018		126,769	7,339	0.00	16	(9.28)		2.56	19	(7.19)		0.30
12/31/2017		155,800	8,276	0.00	17	11.45		2.56	21	12.65	‡	0.30
12/31/2016		77,722	4,646	0.00	15	3.36		2.56	17	4.78		1.20
12/31/2015		76,882	4,804	2.32	15	(4.71)		2.56	16	(3.40)		1.20
12/31/2014		83,313	5,013	1.81	16	(0.37)		2.56	17	0.99		1.20
JNL Institutional Alt 25 Fund - Class I
12/31/2018	+	—	—	0.00	16	(6.35)	‡	0.45	16	(6.35)	‡	0.45
JNL Institutional Alt 50 Fund - Class A
12/31/2018		91,359	5,406	0.00	15	(8.58)		2.56	20	(1.65)	‡	0.00
12/31/2017		115,278	6,303	0.00	17	7.74		2.56	20	9.09	‡	0.30
12/31/2016		105,472	6,298	0.00	15	1.48		2.56	17	2.86		1.20
12/31/2015		111,009	6,794	2.26	15	(4.53)		2.56	17	(3.22)		1.20
12/31/2014		123,667	7,301	1.56	16	(0.71)		2.56	17	0.65		1.20
JNL Institutional Alt 50 Fund - Class I
12/31/2018	+	—	—	0.00	16	(5.46)	‡	0.45	16	(5.46)	‡	0.45
JNL iShares Tactical Growth Fund - Class A
12/31/2018		22,239	1,540	1.36	14	(12.59)	‡	1.90	15	(9.12)		0.00
12/31/2017		22,459	1,395	1.33	16	17.87		1.25	17	17.90	‡	0.00
12/31/2016		14,693	1,080	1.40	13	7.14		1.25	14	7.57		0.85
12/31/2015		9,705	767	1.14	13	(1.24)		1.25	13	(0.84)		0.85
12/31/2014		6,827	534	0.80	13	3.26		1.25	13	0.46	‡	0.85
JNL iShares Tactical Growth Fund - Class I
12/31/2018	+	39	3	8.33	13	(9.00)	‡	0.45	13	(9.00)	‡	0.45
JNL iShares Tactical Moderate Fund - Class A
12/31/2018		11,719	978	1.68	11	(7.52)	‡	1.75	13	(5.35)		0.00
12/31/2017		11,679	911	1.53	13	10.07		1.25	14	10.66	‡	0.00
12/31/2016		11,889	1,024	1.35	12	4.26		1.25	12	3.74	‡	0.85
12/31/2015		6,362	572	1.09	11	(0.97)		1.25	11	(0.72)		1.00
12/31/2014		5,385	480	0.82	11	2.74		1.25	11	2.99		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - April 30, 2018; JNL Institutional Alt 50 Fund - Class I - April 30, 2018; JNL iShares Tactical Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL iShares Tactical Moderate Fund - Class I
12/31/2018	+	—	—	0.00	12	(4.57)	‡	0.45	12	(4.57)	‡	0.45
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2018		23,716	1,768	1.52	13	(9.84)	‡	1.90	14	(7.28)		0.00
12/31/2017		26,311	1,798	1.47	14	14.29		1.25	16	14.57	‡	0.00
12/31/2016		21,901	1,716	1.38	13	5.72		1.25	13	6.14		0.85
12/31/2015		15,585	1,293	1.06	12	(1.09)		1.25	12	(0.69)		0.85
12/31/2014		10,651	876	0.74	12	3.23		1.25	12	3.65		0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2018	+	—	—	0.00	13	(6.84)	‡	0.45	13	(6.84)	‡	0.45
JNL Moderate Allocation Fund - Class A
12/31/2018		39,568	3,207	0.00	12	(6.52)	‡	2.15	13	(4.94)		0.00
12/31/2017		35,980	2,727	0.00	12	1.22	‡	2.00	14	9.48	‡	0.00
12/31/2016		33,433	2,768	0.00	12	3.91		1.25	12	4.32		0.85
12/31/2015		30,300	2,612	1.64	12	(2.56)		1.25	12	(2.15)	‡	0.85
12/31/2014		23,663	1,992	0.92	12	2.42		1.25	12	2.68		1.00
JNL Moderate Allocation Fund - Class I
12/31/2018	+	23	2	0.00	12	(4.34)	‡	0.45	12	(4.34)	‡	0.45
JNL Moderate Growth Allocation Fund - Class A
12/31/2018		138,079	9,875	0.00	9	(9.49)	‡	5.50	16	(6.64)		0.00
12/31/2017		156,926	10,341	0.00	12	5.19	‡	3.75	18	9.16	‡	0.00
12/31/2016		91,382	6,921	0.00	12	4.54		2.57	14	6.25		0.95
12/31/2015		84,073	6,740	2.46	11	(4.30)		2.57	13	(2.74)		0.95
12/31/2014		79,706	6,188	2.22	12	2.68		2.57	14	4.35		0.95
JNL Moderate Growth Allocation Fund - Class I
12/31/2018	+	40	3	0.00	13	(6.21)	‡	0.45	13	(6.21)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL iShares Tactical Moderate Fund - Class I - April 30, 2018; JNL iShares Tactical Moderate Growth Fund - Class I - April 30, 2018; JNL Moderate Allocation Fund - Class I - April 30, 2018; JNL Moderate Growth Allocation Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class A
12/31/2018		1,292	135	0.00	10	(5.03)		1.25	10	(3.83)		0.00
12/31/2017		1,189	118	0.63	10	5.07		1.25	10	5.95	‡	0.00
12/31/2016		647	68	0.35	10	0.34		1.25	10	0.74		0.85
12/31/2015	+	469	49	0.00	9	(3.11)	‡	1.25	10	(1.80)	‡	0.85
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2018	+	50	6	0.00	8	(5.26)	‡	1.00	8	(19.20)	‡	0.00
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2018		7,418	655	0.00	11	(7.86)		2.31	12	(5.70)		0.00
12/31/2017		3,999	329	0.10	12	(0.15)	‡	2.31	12	14.11	‡	0.00
12/31/2016	+	365	34	0.00	11	1.38	‡	1.65	11	7.16	‡	1.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2018	+	46	4	0.99	12	(7.01)	‡	0.45	12	(7.01)	‡	0.45
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2018		91,626	1,987	0.00	34	(4.89)		2.92	64	(2.05)		0.00
12/31/2017		81,526	1,720	0.00	35	23.59		2.92	66	25.21	‡	0.00
12/31/2016		66,238	1,762	0.00	29	2.71		2.92	44	4.85		0.85
12/31/2015		70,079	1,948	0.00	28	(7.42)		2.92	42	(0.67)	‡	0.85
12/31/2014		74,057	1,933	0.00	30	(0.16)		2.92	42	1.67		1.10
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2018	+	50	1	0.00	67	(7.63)	‡	0.45	67	(7.63)	‡	0.45
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2018		43,655	2,358	0.30	15	(17.24)		2.92	23	(14.77)		0.00
12/31/2017		51,814	2,356	0.60	18	7.87		2.92	26	11.52	‡	0.00
12/31/2016		46,680	2,327	0.66	17	20.23		2.92	22	22.73		0.85
12/31/2015		38,893	2,369	0.32	14	(12.05)		2.92	18	(10.21)		0.85
12/31/2014		47,879	2,608	0.41	16	(2.73)		2.92	20	(0.70)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - April 30, 2018; JNL Multi-Manager Small Cap Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2018	+	26	1	2.65	23	(11.90)	‡	0.45	23	(11.90)	‡	0.45
JNL S&P 500 Index Fund - Class I
12/31/2018	+	824	81	0.00	10	(10.61)	‡	0.65	10	(13.12)	‡	0.40
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2018		4,270	403	0.82	10	(9.88)		1.25	11	(8.74)		0.00
12/31/2017		4,387	374	2.47	12	14.45		1.25	12	14.22	‡	0.00
12/31/2016		2,670	262	0.00	10	2.66		1.25	10	3.07		0.85
12/31/2015		2,234	225	0.00	10	(2.91)		1.25	10	(4.28)	‡	0.85
12/31/2014	+	1,576	154	1.32	10	(1.31)	‡	1.25	10	0.81	‡	1.00
JNL/American Funds Balanced Fund - Class A
12/31/2018		70,950	4,726	0.69	9	(8.63)		4.00	19	(5.17)	‡	0.30
12/31/2017		49,559	3,103	1.08	10	12.15		4.00	19	2.26	‡	0.55
12/31/2016		21,326	1,543	0.01	9	1.60		4.00	15	4.47		1.20
12/31/2015		21,515	1,624	0.74	9	(5.38)		4.00	14	(6.08)	‡	1.20
12/31/2014		22,277	1,636	0.89	10	(3.40)		4.00	14	(0.70)		1.25
JNL/American Funds Balanced Fund - Class I
12/31/2018	+	41	2	3.86	18	(2.22)	‡	0.65	21	(4.21)	‡	0.45
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2018		219,020	11,636	0.00	17	(11.22)		2.46	21	(9.27)		0.30
12/31/2017		248,290	11,830	0.00	20	13.78		2.46	23	14.17	‡	0.30
12/31/2016		197,215	10,801	0.00	17	15.47		2.46	19	16.93		1.20
12/31/2015		132,011	8,427	2.45	15	(5.67)		2.46	16	(4.47)		1.20
12/31/2014		127,385	7,747	1.25	16	12.20		2.46	17	13.62		1.20
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2018	+	122	6	0.00	22	(6.23)	‡	0.45	22	(6.23)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - April 30, 2018; JNL S&P 500 Index Fund - Class I - April 30, 2018; JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014; JNL/American Funds Balanced Fund - Class I - April 30, 2018; JNL/American Funds Blue Chip Income and Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2018	+	1,526	162	0.00	9	(4.51)	‡	1.70	9	(5.43)	‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2018	+	9	1	0.00	9	(5.39)	‡	0.45	9	(5.39)	‡	0.45
JNL/American Funds Global Bond Fund - Class A
12/31/2018		28,859	2,828	0.61	9	(4.36)		2.81	11	(1.91)		0.30
12/31/2017		27,352	2,601	0.33	10	3.61		2.81	12	5.84	‡	0.30
12/31/2016		26,050	2,604	0.00	9	(0.50)		2.81	10	1.11		1.20
12/31/2015		24,592	2,479	1.31	9	(6.89)		2.81	10	(5.38)		1.20
12/31/2014		25,887	2,462	0.01	10	(1.63)		2.81	11	(0.03)		1.20
JNL/American Funds Global Bond Fund - Class I
12/31/2018	+	27	2	2.59	12	(1.78)	‡	0.45	12	(1.78)	‡	0.45
JNL/American Funds Global Growth Fund - Class A
12/31/2018		15,785	1,170	0.33	13	(14.03)	‡	2.00	14	(9.31)		0.00
12/31/2017		11,479	761	0.70	15	29.45		1.25	16	27.18	‡	0.00
12/31/2016		6,482	558	0.00	12	(0.82)		1.25	12	(0.42)		0.85
12/31/2015		5,206	445	0.44	12	5.30		1.25	12	5.72		0.85
12/31/2014		1,914	173	0.23	11	0.79		1.25	11	1.99	‡	0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2018	+	71	5	1.53	14	(13.52)	‡	0.65	13	(11.48)	‡	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2018		35,574	2,579	0.11	13	(13.04)		2.56	15	(11.04)		0.30
12/31/2017		38,217	2,438	0.19	14	22.36		2.56	17	21.43	‡	0.30
12/31/2016		29,090	2,299	0.00	12	(0.81)		2.56	13	0.55		1.20
12/31/2015		28,735	2,277	0.00	12	(2.57)		2.56	13	(1.24)		1.20
12/31/2014		23,636	1,844	0.22	12	(0.77)		2.56	13	0.59		1.20

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Global Bond Fund - Class I - April 30, 2018; JNL/American Funds Global Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2018	+	26	2	0.70	16	(12.14)	‡	0.45	16	(12.14)	‡	0.45
JNL/American Funds Growth Allocation Fund - Class A
12/31/2018		105,778	7,216	0.00	13	(8.54)	‡	2.80	16	(5.39)		0.00
12/31/2017		95,249	6,067	0.00	15	17.73		2.42	17	13.32	‡	0.00
12/31/2016		60,576	4,592	0.00	13	4.90		2.42	13	6.29		1.10
12/31/2015		43,553	3,497	1.12	12	(2.03)		2.42	13	(4.92)	‡	1.10
12/31/2014		29,908	2,375	0.79	12	1.58		2.42	13	2.78		1.25
JNL/American Funds Growth Allocation Fund - Class I
12/31/2018	+	67	4	0.00	16	(2.02)	‡	0.65	15	(6.73)	‡	0.45
JNL/American Funds Growth Fund - Class A
12/31/2018		40,042	1,965	0.00	19	(13.95)	‡	2.30	22	(0.61)		0.00
12/31/2017		27,868	1,336	0.00	21	26.29		1.25	22	23.67	‡	0.00
12/31/2016		17,786	1,080	0.00	16	7.68		1.25	17	8.11		0.85
12/31/2015		14,176	929	0.57	15	5.12		1.25	15	5.54		0.85
12/31/2014		7,896	545	0.29	14	6.64		1.25	15	7.07		0.85
JNL/American Funds Growth Fund - Class I
12/31/2018	+	193	9	0.00	21	(5.25)	‡	0.45	22	(11.12)	‡	0.40
JNL/American Funds Growth-Income Fund - Class A
12/31/2018		334,846	16,212	0.00	18	(4.88)		2.80	23	(2.16)		0.00
12/31/2017		312,996	14,627	0.00	19	18.52		2.80	24	18.56	‡	0.00
12/31/2016		221,610	12,445	0.00	16	3.70	‡	2.80	19	10.15		0.85
12/31/2015		169,248	10,413	0.79	15	(1.44)		2.46	17	0.16		0.85
12/31/2014		128,384	7,862	0.70	16	7.51		2.46	17	9.25		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2018	+	600	25	0.00	23	(3.87)	‡	0.65	23	(9.89)	‡	0.40

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Global Small Capitalization Fund - Class I - April 30, 2018; JNL/American Funds Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds Growth Fund - Class I - April 30, 2018; JNL/American Funds Growth-Income Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class A
12/31/2018		92,421	7,330	0.88	11	(15.76)		2.60	14	(13.53)		0.00
12/31/2017		102,065	6,906	0.70	14	28.27		2.60	17	26.87	‡	0.00
12/31/2016		61,369	5,399	0.00	11	0.46		2.60	12	2.23		0.85
12/31/2015		53,202	4,760	0.88	11	(7.28)		2.60	12	(5.65)		0.85
12/31/2014		37,524	3,150	0.76	11	(5.52)		2.60	12	(4.74)	‡	0.85
JNL/American Funds International Fund - Class I
12/31/2018	+	225	16	2.91	14	(1.64)	‡	0.65	15	(14.78)	‡	0.45
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2018		121,943	9,076	0.00	12	(6.82)	‡	2.80	15	(4.57)		0.00
12/31/2017		119,720	8,393	0.00	14	10.15	‡	2.42	16	10.05	‡	0.00
12/31/2016		89,820	7,191	0.00	12	4.81		2.40	13	6.01		1.25
12/31/2015		64,398	5,454	1.28	11	0.00	‡	2.40	12	(1.39)		1.25
12/31/2014		40,269	3,354	1.03	12	0.64	‡	2.32	12	2.36	‡	1.25
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2018	+	—	—	0.00	14	(5.03)	‡	0.45	14	(5.03)	‡	0.45
JNL/American Funds New World Fund - Class A
12/31/2018		60,970	5,366	0.55	8	(17.52)	‡	5.50	13	(14.67)		0.30
12/31/2017		65,835	4,889	0.32	11	11.53	‡	3.75	15	24.52	‡	0.30
12/31/2016		42,808	4,039	0.00	10	2.27		2.56	11	3.67		1.20
12/31/2015		37,690	3,677	0.87	10	(6.01)		2.56	10	(4.72)		1.20
12/31/2014		34,440	3,190	0.86	10	(10.53)		2.56	11	(9.31)		1.20
JNL/American Funds New World Fund - Class I
12/31/2018	+	56	4	1.64	13	(14.49)	‡	0.45	13	(14.49)	‡	0.45
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2018		32,323	2,295	0.44	12	(15.77)		2.81	17	(13.36)		0.00
12/31/2017		40,566	2,457	0.61	14	19.58		2.81	20	21.01	‡	0.00
12/31/2016		32,788	2,402	0.31	12	4.95		2.81	15	7.02		0.85
12/31/2015		37,637	2,936	0.00	11	(4.45)		2.81	14	(2.56)		0.85
12/31/2014		31,023	2,352	0.08	12	10.77		2.81	14	0.11	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - April 30, 2018; JNL/American Funds Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds New World Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2018	+	—	—	0.00	17	(11.24)	‡	0.45	17	(11.24)	‡	0.45
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2018		9,523	1,054	0.00	8	(11.41)		2.32	10	(9.32)		0.00
12/31/2017		11,307	1,123	0.00	9	(3.55)		2.32	11	(1.88)	‡	0.00
12/31/2016		13,526	1,313	4.15	10	(10.66)		2.32	10	(9.34)		0.85
12/31/2015		13,833	1,215	9.65	11	(7.76)	‡	2.32	11	1.33		0.85
12/31/2014		6,589	584	2.75	11	7.73		1.25	11	8.16		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2018		1,770	168	1.00	10	(8.06)		1.25	11	(6.90)		0.00
12/31/2017		2,047	179	3.03	11	10.50		1.25	12	11.37	‡	0.00
12/31/2016		1,973	191	0.00	10	8.23		1.25	10	8.50		1.00
12/31/2015		1,417	149	36.53	9	(11.42)		1.25	10	(11.20)		1.00
12/31/2014		1,064	99	0.00	11	6.61		1.25	11	6.88		1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2018		165,827	13,603	0.70	11	(9.97)		2.56	14	(7.62)		0.00
12/31/2017		190,065	14,207	1.58	12	10.96		2.56	15	12.14	‡	0.00
12/31/2016		175,942	14,784	0.39	11	1.35		2.56	12	3.09		0.85
12/31/2015		170,802	14,721	2.12	11	(3.84)		2.56	12	(2.18)		0.85
12/31/2014		150,194	12,596	0.63	11	(0.72)		2.56	12	0.99		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2018	+	10	1	0.00	14	(6.73)	‡	0.45	14	(6.73)	‡	0.45
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2018		2,900	293	0.00	10	(2.99)		1.25	11	(1.76)		0.00
12/31/2017		3,381	332	1.48	10	1.92		1.25	11	2.66	‡	0.00
12/31/2016		3,494	350	2.79	10	1.50		1.25	10	1.90		0.85
12/31/2015		3,620	369	5.76	10	(2.57)		1.25	10	(2.18)		0.85
12/31/2014		2,205	220	0.00	10	(0.07)		1.25	10	(1.18)	‡	0.85
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2018		38,329	5,618	1.93	6	(19.77)		3.06	8	(17.27)		0.00
12/31/2017		50,474	6,047	0.92	7	(5.82)		3.06	10	(3.22)	‡	0.00
12/31/2016		57,142	6,565	0.78	7	22.72		3.06	9	25.46		0.85
12/31/2015		42,216	6,050	0.49	6	(26.04)		3.06	7	(24.39)		0.85
12/31/2014		47,648	5,144	0.00	8	(16.83)		3.06	10	(14.97)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - April 30, 2018; JNL/BlackRock Global Allocation Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2018		168,776	3,097	0.00	39	(1.09)		2.95	74	1.58	‡	0.30
12/31/2017		147,933	2,748	0.00	40	29.75		2.95	68	5.43	‡	0.55
12/31/2016		107,743	2,655	0.00	31	(2.46)		2.95	45	(0.75)		1.20
12/31/2015		63,323	1,572	0.00	31	3.14		2.95	45	4.97		1.20
12/31/2014		40,302	1,070	0.00	30	5.72		2.95	43	7.59		1.20
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2018	+	192	2	0.00	83	(5.56)	‡	0.45	76	(12.07)	‡	0.40
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2018		2,051	206	0.00	10	(7.42)	‡	1.65	10	(9.51)		0.00
12/31/2017		2,008	181	0.00	11	6.35		1.25	11	7.16	‡	0.00
12/31/2016		1,700	163	0.00	10	0.69		1.25	10	1.10		0.85
12/31/2015		1,855	180	0.00	10	4.67		1.25	10	5.09		0.85
12/31/2014	+	273	28	0.00	10	0.12	‡	1.25	10	0.17	‡	0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2018	+	65	6	0.00	10	(7.32)	‡	0.45	10	(7.32)	‡	0.45
JNL/Causeway International Value Select Fund - Class A
12/31/2018		38,422	2,944	1.61	8	(20.50)		3.67	18	(17.51)		0.00
12/31/2017		43,675	2,724	1.05	10	23.85		3.67	22	23.61	‡	0.00
12/31/2016		33,489	2,654	1.20	8	(3.59)		3.67	14	4.91	‡	1.00
12/31/2015		34,218	2,679	3.35	9	(7.03)		3.67	14	(4.61)		1.10
12/31/2014		31,174	2,322	2.01	9	(13.76)		3.67	14	(11.51)		1.10
JNL/Causeway International Value Select Fund - Class I
12/31/2018	+	4	0	0.00	18	(16.51)	‡	0.45	18	(16.51)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - April 30, 2018; JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/Boston Partners Global Long Short Equity Fund - Class I - April 30, 2018; JNL/Causeway International Value Select Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2018		6,289	591	0.00	10	(2.62)		2.46	11	(0.18)		0.00
12/31/2017	+	572	53	0.00	11	(0.99)	‡	2.46	11	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2018	+	152	14	0.00	11	(3.06)	‡	0.65	11	(13.09)	‡	0.40
JNL/Crescent High Income Fund - Class A
12/31/2018		5,334	511	4.93	10	(4.34)		2.31	11	(2.09)		0.00
12/31/2017		4,357	404	2.16	11	0.66	‡	2.31	11	4.04	‡	0.00
12/31/2016	+	3,045	291	0.00	10	3.70	‡	2.00	10	4.80	‡	1.00
JNL/Crescent High Income Fund - Class I
12/31/2018	+	21	2	18.20	11	(1.96)	‡	0.45	11	(1.96)	‡	0.45
JNL/DFA Growth Allocation Fund - Class A
12/31/2018		7,640	787	0.00	10	(12.34)		1.90	10	(11.54)		1.00
12/31/2017	+	2,240	204	6.46	11	5.77	‡	1.90	11	9.24	‡	1.00
JNL/DFA Growth Allocation Fund - Class I
12/31/2018	+	37	4	0.00	10	(0.63)	‡	0.65	10	(9.73)	‡	0.45
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2018		8,345	851	0.00	10	(9.67)		1.90	10	(8.85)		1.00
12/31/2017	+	5,190	481	4.69	11	4.35	‡	1.90	11	6.13	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - April 30, 2018; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - April 30, 2018; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - April 30, 2018; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2018	+	—	—	0.00	10	(6.96)	‡	0.45	10	(6.96)	‡	0.45
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2018		55,419	1,781	0.92	20	(10.89)		3.45	43	(7.75)		0.00
12/31/2017		62,241	1,831	0.89	22	16.17		3.45	46	18.81	‡	0.00
12/31/2016		50,897	1,782	1.02	19	10.17		3.45	32	13.06		0.85
12/31/2015		38,576	1,523	0.92	17	(5.41)		3.45	29	(2.93)		0.85
12/31/2014		32,781	1,258	0.60	18	6.10		3.45	29	8.89		0.85
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2018	+	24	1	0.00	39	(1.68)	‡	0.65	44	(7.29)	‡	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2018		5,251	330	0.40	15	(19.93)	‡	1.80	17	(13.68)		0.00
12/31/2017		3,955	212	0.22	18	8.79		1.25	20	12.47	‡	0.00
12/31/2016		2,898	170	0.17	17	25.18		1.25	17	25.68		0.85
12/31/2015		2,124	156	0.00	14	(6.02)		1.25	14	(5.64)		0.85
12/31/2014		2,493	172	0.00	14	0.78		1.25	15	7.80	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2018	+	5	1	1.55	9	(12.70)	‡	0.45	9	(12.70)	‡	0.45
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2018		205,261	10,152	1.00	9	(2.70)	‡	5.50	27	(0.45)		0.00
12/31/2017		230,203	11,211	0.34	12	1.27		4.00	28	4.97	‡	0.00
12/31/2016		222,921	11,316	0.39	12	(1.29)		4.00	22	1.86		0.85
12/31/2015		224,766	11,614	2.88	12	(3.53)		4.00	22	(0.44)		0.85
12/31/2014		234,444	12,022	3.37	13	(0.10)		4.00	22	3.10		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2018	+	42	1	3.67	28	0.84	‡	0.45	28	0.84	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/DFA U.S. Core Equity Fund - Class I - April 30, 2018; JNL/DFA U.S. Small Cap Fund - Class I - April 30, 2018; JNL/DoubleLine Core Fixed Income Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2018		1,234	116	0.00	10	(0.62)	‡	1.80	11	(2.81)		0.00
12/31/2017		748	68	0.70	11	5.97		1.25	11	6.59	‡	0.00
12/31/2016	+	306	29	0.00	10	3.77	‡	1.25	10	(1.23)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2018	+	38	4	11.04	11	(0.57)	‡	0.45	11	(0.57)	‡	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2018		45,992	3,176	0.88	14	(6.71)		2.32	15	(4.51)		0.00
12/31/2017		33,519	2,177	0.00	15	6.75	‡	2.32	16	18.56	‡	0.00
12/31/2016		3,608	280	1.34	13	17.42		1.25	13	17.89		0.85
12/31/2015	+	590	54	0.00	11	3.11	‡	1.25	11	(2.27)	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2018	+	56	4	2.54	14	(4.20)	‡	0.45	14	(4.20)	‡	0.45
JNL/DoubleLine Total Return Fund - Class A
12/31/2018		91,579	8,392	3.58	10	(0.68)		2.46	12	1.80		0.00
12/31/2017		76,368	7,026	2.84	10	1.54		2.46	11	4.06	‡	0.00
12/31/2016		61,539	5,815	1.88	10	(0.42)		2.46	11	1.19		0.85
12/31/2015		28,618	2,721	2.32	10	(1.17)	‡	2.46	11	0.83		0.85
12/31/2014		8,702	829	0.53	10	5.17		1.25	11	5.59		0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2018	+	43	4	10.27	11	2.56	‡	0.45	11	2.56	‡	0.45
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2018		2,936	295	0.00	10	(3.43)	‡	1.40	11	(7.54)		0.00
12/31/2017		2,825	260	3.84	11	3.84		1.25	11	5.26	‡	0.00
12/31/2016		2,250	216	5.34	10	5.14		1.25	10	5.56		0.85
12/31/2015		1,374	139	6.87	10	0.74		1.25	10	(1.14)	‡	0.85
12/31/2014		904	92	0.00	10	3.43		1.25	10	3.68		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - April 30, 2018; JNL/DoubleLine Total Return Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2018	+	—	—	0.00	9	(7.70)	‡	0.45	9	(7.70)	‡	0.45
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2018		4,965	362	9.01	13	(2.98)	‡	2.30	15	(9.39)		0.00
12/31/2017		3,731	238	5.03	15	15.37		1.25	17	15.50	‡	0.00
12/31/2016		3,417	252	3.62	13	5.83		1.25	14	6.26		0.85
12/31/2015		2,756	216	1.67	13	(6.17)		1.25	13	(5.79)		0.85
12/31/2014		2,947	217	0.00	14	4.74		1.25	14	(2.03)	‡	0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2018	+	26	2	15.21	12	(6.23)	‡	0.45	12	(6.23)	‡	0.45
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2018		12,063	984	1.16	12	(11.09)	‡	1.95	13	(10.28)		0.00
12/31/2017		12,381	894	1.77	13	2.47	‡	1.80	15	10.20	‡	0.00
12/31/2016		10,560	842	2.74	12	6.75		1.25	13	7.18		0.85
12/31/2015		11,651	994	1.99	12	(4.41)		1.25	12	(4.03)		0.85
12/31/2014		8,762	716	0.03	12	7.49		1.25	12	7.92		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2018	+	—	—	0.00	11	(7.77)	‡	0.45	11	(7.77)	‡	0.45
JNL/First State Global Infrastructure Fund - Class A
12/31/2018		61,569	4,428	3.09	13	(8.68)		2.46	15	(6.40)		0.00
12/31/2017		73,462	4,876	1.84	14	7.24		2.46	16	8.64	‡	0.00
12/31/2016		66,179	4,761	2.60	13	9.84		2.46	14	11.63		0.85
12/31/2015		52,589	4,197	1.73	12	(20.53)		2.46	13	(19.24)		0.85
12/31/2014		67,480	4,326	0.72	15	4.74		2.46	16	6.44		0.85
JNL/First State Global Infrastructure Fund - Class I
12/31/2018	+	—	—	0.00	16	(5.30)	‡	0.45	16	(5.30)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - April 30, 2018; JNL/Epoch Global Shareholder Yield Fund - Class I - April 30, 2018; JNL/FAMCO Flex Core Covered Call Fund - Class I - April 30, 2018; JNL/First State Global Infrastructure Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2018		66,311	5,435	1.43	8	(10.57)	‡	5.50	14	(8.81)		0.00
12/31/2017		85,057	6,261	0.94	11	3.50	‡	3.75	15	10.11	‡	0.00
12/31/2016		85,557	6,899	1.08	11	0.81		2.81	13	2.80		0.85
12/31/2015		98,690	8,128	0.68	11	(11.67)		2.81	13	(9.92)		0.85
12/31/2014		125,833	9,277	1.10	13	(6.70)		2.81	14	(4.85)		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2018	+	—	—	0.00	14	(7.33)	‡	0.45	14	(7.33)	‡	0.45
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2018		72,264	5,972	0.00	10	(12.07)		2.92	14	(9.72)		0.30
12/31/2017		88,605	6,533	0.00	12	8.55		2.92	16	9.95	‡	0.30
12/31/2016		84,938	6,907	0.00	11	10.17		2.92	13	12.08		1.20
12/31/2015		85,001	7,726	1.57	10	(8.89)		2.92	11	(7.31)		1.20
12/31/2014		97,523	8,199	1.66	11	(0.29)		2.92	12	1.44		1.20
JNL/Franklin Templeton Founding Strategy Fund - Class I
12/31/2018	+	—	—	0.00	13	(8.71)	‡	0.45	13	(8.71)	‡	0.45
JNL/Franklin Templeton Global Fund - Class A
12/31/2018		27,919	2,637	1.88	9	(17.27)		2.92	12	(15.06)		0.30
12/31/2017		34,274	2,721	1.65	11	14.19		2.92	14	14.97	‡	0.30
12/31/2016		30,074	2,769	2.07	9	7.41		2.92	11	9.27		1.20
12/31/2015		28,795	2,894	2.34	9	(9.12)		2.92	10	(7.54)		1.20
12/31/2014		29,405	2,724	0.79	10	(5.17)		2.92	11	(3.53)		1.20
JNL/Franklin Templeton Global Fund - Class I
12/31/2018	+	6	0	5.63	13	(14.47)	‡	0.45	13	(14.47)	‡	0.45
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2018		43,472	3,773	0.00	11	(1.81)		2.56	13	0.75		0.00
12/31/2017		43,426	3,748	0.00	11	0.96		2.56	13	4.38	‡	0.00
12/31/2016		41,352	3,652	0.03	11	3.95	‡	2.56	12	2.94		0.85
12/31/2015		42,800	3,871	8.68	11	(6.48)		2.46	11	(4.96)		0.85
12/31/2014		40,309	3,448	3.98	11	(2.87)		2.46	12	(1.29)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - April 30, 2018; JNL/Franklin Templeton Founding Strategy Fund - Class I - April 30, 2018; JNL/Franklin Templeton Global Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2018	+	15	1	0.00	13	(1.21)	‡	0.45	13	(1.21)	‡	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2018		143,553	9,744	4.41	12	(7.21)		3.06	18	(4.31)		0.00
12/31/2017		164,243	10,530	3.81	13	6.63		3.06	18	9.06	‡	0.00
12/31/2016		156,295	10,878	4.70	12	10.69		3.06	15	13.15		0.85
12/31/2015		141,626	11,093	4.18	11	(10.15)		3.06	14	(8.15)		0.85
12/31/2014		153,053	10,958	3.41	12	0.08		3.06	15	2.28	‡	0.85
JNL/Franklin Templeton Income Fund - Class I
12/31/2018	+	5	0	6.11	18	(3.40)	‡	0.45	18	(3.40)	‡	0.45
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2018		36,709	3,618	2.31	9	(21.89)		2.65	12	(19.78)		0.00
12/31/2017		48,550	3,791	1.04	11	28.84		2.65	15	29.06	‡	0.00
12/31/2016		31,695	3,235	1.53	9	(3.74)		2.65	10	(2.01)		0.85
12/31/2015		31,890	3,176	0.92	9	1.10		2.65	11	2.93		0.85
12/31/2014		24,693	2,519	0.89	9	(11.79)		2.65	10	(10.19)		0.85
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2018	+	—	—	0.00	12	(19.03)	‡	0.45	12	(19.03)	‡	0.45
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2018		39,869	3,222	1.15	11	(11.34)		2.56	14	(9.30)		0.30
12/31/2017		49,101	3,557	2.95	12	5.38		2.56	16	6.48	‡	0.30
12/31/2016		47,838	3,696	2.47	12	12.76		2.56	13	14.30		1.20
12/31/2015		43,430	3,826	3.38	10	(7.07)		2.56	12	(5.80)		1.20
12/31/2014		45,492	3,766	0.79	11	4.59		2.56	12	6.02		1.20
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2018	+	—	—	0.00	15	(8.10)	‡	0.45	15	(8.10)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Global Multisector Bond Fund - Class I - April 30, 2018; JNL/Franklin Templeton Income Fund - Class I - April 30, 2018; JNL/Franklin Templeton International Small Cap Fund - Class I - April 30, 2018; JNL/Franklin Templeton Mutual Shares Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2018		55,159	2,236	2.46	16	(4.80)		3.30	33	(1.89)		0.30
12/31/2017		65,292	2,568	2.05	17	(0.31)		3.30	34	2.56	‡	0.30
12/31/2016		62,752	2,512	2.51	17	(1.21)		3.30	28	0.98		1.10
12/31/2015		60,732	2,456	1.98	17	(2.87)		3.30	27	(0.71)		1.10
12/31/2014		59,549	2,382	2.33	18	1.97		3.30	27	4.24		1.10
JNL/Goldman Sachs Core Plus Bond Fund - Class I
12/31/2018	+	—	—	0.00	37	0.70	‡	0.45	37	0.70	‡	0.45
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2018		9,057	742	0.23	10	(11.01)		2.81	14	(8.46)		0.00
12/31/2017		10,787	801	0.00	12	11.92		2.81	15	13.96	‡	0.00
12/31/2016		9,547	808	0.00	11	6.04		2.81	12	8.13		0.85
12/31/2015		9,817	896	0.00	10	(14.76)		2.81	11	(13.07)		0.85
12/31/2014		12,850	1,017	1.68	12	(7.58)		2.81	13	(5.75)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2018		766	87	0.00	9	1.68	‡	2.00	9	(14.94)		0.00
12/31/2017	+	24	2	0.00	10	3.04	‡	1.25	11	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2018	+	3	0	0.00	9	5.02	‡	0.65	9	(13.25)	‡	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2018		21,064	2,285	0.66	9	(23.14)		2.46	10	(21.22)		0.00
12/31/2017		29,555	2,495	0.05	11	1.44	‡	2.46	12	18.42	‡	0.00
12/31/2016		1,169	119	1.00	10	11.06		1.25	10	11.50		0.85
12/31/2015	+	883	100	0.00	9	(12.10)	‡	1.25	9	4.24	‡	0.85
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2018	+	29	3	2.41	9	(18.73)	‡	0.45	9	(18.73)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Goldman Sachs Core Plus Bond Fund - Class I - April 30, 2018; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - April 30, 2018; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015; JNL/Harris Oakmark Global Equity Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2018	+	51	5	0.00	9	(1.52)	‡	1.65	9	(6.10)	‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2018	+	72	8	0.00	9	(6.16)	‡	0.45	9	(6.16)	‡	0.45
JNL/Invesco China-India Fund - Class A
12/31/2018		45,966	5,358	0.40	7	(19.42)		2.81	10	(17.12)		0.00
12/31/2017		57,110	5,446	0.28	9	48.11		2.81	12	45.78	‡	0.00
12/31/2016		34,000	4,875	1.02	6	(6.07)		2.81	7	(4.22)		0.85
12/31/2015		28,450	3,887	0.90	7	(7.67)		2.81	8	(16.76)	‡	0.85
12/31/2014		32,124	4,120	0.93	7	8.31		2.81	8	10.29		1.00
JNL/Invesco China-India Fund - Class I
12/31/2018	+	7	1	0.00	10	0.00	‡	0.45	10	0.00	‡	0.45
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2018		3,127	332	0.47	9	(7.16)	‡	2.05	10	(7.26)		0.00
12/31/2017	+	621	60	0.00	10	2.60	‡	1.80	10	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2018	+	—	—	0.00	10	(4.94)	‡	0.45	10	(4.94)	‡	0.45
JNL/Invesco Global Real Estate Fund - Class A
12/31/2018		72,529	4,396	3.88	13	(9.21)		3.06	20	(6.38)		0.00
12/31/2017		83,511	4,673	3.12	15	6.88		3.06	22	9.50	‡	0.00
12/31/2016		78,480	4,775	2.04	14	(0.65)		3.06	18	1.56		0.85
12/31/2015		72,203	4,444	2.88	14	(3.95)		3.06	17	(1.80)		0.85
12/31/2014		63,128	3,799	1.32	14	11.56		3.06	18	14.05		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco China-India Fund - Class I - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/Invesco International Growth Fund - Class A
12/31/2018		60,313	3,118	1.98	13	(17.65)		3.06	27	(15.08)		0.00
12/31/2017		74,247	3,222	1.45	16	19.49		3.06	32	20.51	‡	0.00
12/31/2016		58,020	3,076	1.81	13	(4.16)		3.06	22	(2.03)		0.85
12/31/2015		49,732	2,574	1.89	14	(4.98)		3.06	22	(2.86)		0.85
12/31/2014		43,849	2,213	1.13	15	(2.78)		3.06	23	(0.61)		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2018	+	88	3	5.47	29	(13.47)	‡	0.45	26	(11.66)	‡	0.40
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2018		122,126	4,060	0.00	21	(12.34)		3.60	38	(9.11)		0.00
12/31/2017		126,619	3,781	0.00	24	20.56		3.60	42	23.28	‡	0.00
12/31/2016		91,053	3,355	0.00	20	7.58		3.60	30	10.57		0.85
12/31/2015		77,052	3,131	0.00	18	(5.27)		3.60	27	(2.63)		0.85
12/31/2014		53,056	2,095	0.00	19	4.17		3.60	28	7.08	‡	0.85
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2018	+	108	3	0.00	36	(7.36)	‡	0.65	40	(12.30)	‡	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2018	+	592	62	0.58	10	(5.06)	‡	1.65	10	(3.96)	‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2018	+	—	—	0.00	10	(4.09)	‡	0.45	10	(4.09)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - August 13, 2018; JNL/Invesco International Growth Fund - Class I - April 30, 2018; JNL/Invesco Small Cap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2018		94,158	1,964	0.00	34	(7.74)		2.92	68	(5.00)		0.00
12/31/2017		93,417	1,841	0.00	37	25.69		2.92	71	26.00	‡	0.00
12/31/2016		67,715	1,715	0.00	29	(2.37)		2.92	46	(0.33)		0.85
12/31/2015		73,189	1,850	0.00	30	0.05		2.92	46	2.14		0.85
12/31/2014		50,238	1,311	0.00	30	7.99		2.92	45	10.25		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2018	+	11	0	0.00	70	(7.30)	‡	0.45	70	(7.30)	‡	0.45
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2018		58,328	2,819	3.13	11	(3.51)		4.00	29	0.45		0.00
12/31/2017		59,269	2,838	2.66	12	(1.50)		4.00	29	2.43	‡	0.00
12/31/2016		57,407	2,813	1.75	12	(2.52)		4.00	23	0.59		0.85
12/31/2015		48,575	2,424	2.31	12	(3.48)		4.00	23	(1.04)	‡	0.85
12/31/2014		38,737	1,926	3.12	13	1.27		4.00	23	1.76	‡	1.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2018	+	10	0	0.00	30	2.17	‡	0.45	30	2.17	‡	0.45
JNL/Lazard Emerging Markets Fund - Class A
12/31/2018		30,664	2,505	1.55	10	(20.82)		3.06	15	(18.35)		0.00
12/31/2017		33,532	2,209	1.25	12	24.73		3.06	18	25.27	‡	0.00
12/31/2016		28,329	2,381	2.22	10	15.70		3.06	13	18.27		0.85
12/31/2015		25,690	2,549	3.05	9	(21.14)		3.06	11	(19.38)		0.85
12/31/2014		33,154	2,646	1.63	11	(8.11)		3.06	13	(6.06)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2018	+	170	11	4.04	15	(17.38)	‡	0.45	15	(17.38)	‡	0.45
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2018		3,737	304	0.20	12	(12.20)	‡	1.95	13	(10.19)		0.00
12/31/2017		3,897	281	2.22	14	26.70		1.25	15	25.91	‡	0.00
12/31/2016		3,620	332	1.29	11	(6.30)		1.25	11	(5.93)		0.85
12/31/2015		3,036	262	1.01	12	3.11		1.25	12	(7.68)	‡	0.85
12/31/2014		892	79	0.00	11	(2.65)		1.25	11	(2.40)		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/JPMorgan MidCap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - April 30, 2018; JNL/Lazard Emerging Markets Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2018	+	—	—	0.00	12	(12.03)	‡	0.45	12	(12.03)	‡	0.45
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2018	+	33	4	0.00	9	(4.16)	‡	1.25	9	(11.60)	‡	0.00
JNL/MC 10 x 10 Fund - Class A
12/31/2018		36,825	2,626	0.00	13	(11.06)		2.47	17	(8.82)		0.00
12/31/2017		44,741	2,869	0.00	14	13.39		2.47	18	13.08	‡	0.00
12/31/2016		42,545	3,127	0.00	12	9.33		2.47	14	10.72		1.20
12/31/2015		39,426	3,199	1.98	11	(4.65)		2.47	13	(3.43)		1.20
12/31/2014		43,036	3,363	1.78	12	5.62		2.47	13	6.97		1.20
JNL/MC 10 x 10 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/MC Bond Index Fund - Class A
12/31/2018		66,793	4,700	2.15	9	(4.32)		3.82	18	(0.57)		0.00
12/31/2017		65,798	4,558	1.98	10	(0.83)		3.82	18	2.93	‡	0.00
12/31/2016		58,290	4,126	0.83	10	(1.89)		3.82	15	1.06		0.85
12/31/2015		48,479	3,478	2.05	10	(3.87)		3.82	15	(1.14)	‡	0.85
12/31/2014		40,787	2,888	3.42	11	1.66		3.82	15	4.56		1.00
JNL/MC Bond Index Fund - Class I
12/31/2018	+	—	—	0.00	18	1.84	‡	0.45	18	1.84	‡	0.45
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2018		74,258	2,613	0.67	19	(4.73)		3.60	38	(1.22)		0.00
12/31/2017		73,245	2,516	1.17	20	17.80		3.60	38	18.85	‡	0.00
12/31/2016		54,713	2,266	0.69	17	2.42		3.60	27	5.26		0.85
12/31/2015		60,047	2,622	0.53	16	2.16		3.60	26	5.00		0.85
12/31/2014		30,112	1,375	0.57	16	6.90		3.60	24	9.87		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class I - April 30, 2018; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/MC 10 x 10 Fund - Class I - August 13, 2018; JNL/MC Bond Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Consumer Discretionary Sector Fund - Class I
12/31/2018	+	25	1	3.11	39	(4.93)	‡	0.45	39	(4.93)	‡	0.45
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2018		2,804	295	0.00	9	(10.71)		1.90	10	(8.95)		0.00
12/31/2017	+	557	53	0.00	11	4.30	‡	1.90	11	6.10	‡	0.00
JNL/MC Consumer Staples Sector Fund - Class I
12/31/2018	+	23	2	0.00	10	1.69	‡	0.45	10	1.69	‡	0.45
JNL/MC DowSM Index Fund - Class A
12/31/2018		16,029	800	0.00	16	(6.36)		2.46	27	(4.01)		0.00
12/31/2017	+	7,846	371	0.00	18	15.08	‡	2.46	28	21.90	‡	0.00
JNL/MC DowSM Index Fund - Class I
12/31/2018	+	—	—	0.00	27	(2.35)	‡	0.45	27	(2.35)	‡	0.45
JNL/MC Emerging Markets Index Fund - Class A
12/31/2018		74,542	7,812	1.69	9	(17.31)		2.46	11	(15.24)		0.00
12/31/2017		86,978	7,629	0.97	11	32.81		2.46	13	30.86	‡	0.00
12/31/2016		44,587	5,253	1.92	8	7.42		2.46	9	9.16		0.85
12/31/2015		30,412	3,889	1.70	8	(17.35)		2.46	8	(16.01)		0.85
12/31/2014		27,610	2,947	1.30	9	(6.03)		2.46	10	(4.50)		0.85
JNL/MC Emerging Markets Index Fund - Class I
12/31/2018	+	16	1	6.12	11	(15.76)	‡	0.45	11	(15.76)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Consumer Discretionary Sector Fund - Class I - April 30, 2018; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/MC Consumer Staples Sector Fund - Class I - April 30, 2018; JNL/MC DowSM Index Fund - Class A - April 24, 2017; JNL/MC DowSM Index Fund - Class I - April 30, 2018; JNL/MC Emerging Markets Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Energy Sector Fund - Class A
12/31/2018		81,253	3,169	2.77	12	(25.40)	‡	5.50	34	(20.43)		0.00
12/31/2017		110,228	3,381	2.20	21	5.46	‡	3.75	43	(1.87)	‡	0.00
12/31/2016		111,069	3,266	2.00	23	22.64		3.67	38	26.14		0.85
12/31/2015		73,657	2,726	1.63	19	(26.02)		3.67	30	(23.91)		0.85
12/31/2014		71,624	2,012	1.24	26	(13.59)		3.67	40	(11.11)		0.85
JNL/MC Energy Sector Fund - Class I
12/31/2018	+	8	0	12.39	35	(22.65)	‡	0.45	35	(22.65)	‡	0.45
JNL/MC European 30 Fund - Class A
12/31/2018		30,090	2,176	3.27	12	(17.16)		2.80	16	(14.80)		0.00
12/31/2017		36,009	2,186	3.07	15	20.33		2.80	19	21.79	‡	0.00
12/31/2016		25,997	1,928	3.18	12	(4.54)		2.80	14	(2.66)		0.85
12/31/2015		31,683	2,279	1.99	13	(4.65)		2.80	15	(2.78)		0.85
12/31/2014		13,852	963	1.38	13	(6.07)		2.80	15	(11.61)	‡	0.85
JNL/MC European 30 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/MC Financial Sector Fund - Class A
12/31/2018		98,217	6,873	1.20	6	(16.21)	‡	5.50	19	(13.87)		0.00
12/31/2017		113,825	6,790	0.96	11	14.76	‡	3.75	22	19.91	‡	0.00
12/31/2016		80,812	5,684	1.58	11	20.32		3.10	16	23.05		0.85
12/31/2015		52,080	4,502	1.19	9	(4.14)		3.10	13	(1.96)		0.85
12/31/2014		39,790	3,361	0.93	9	9.61		3.10	13	12.10		0.85
JNL/MC Financial Sector Fund - Class I
12/31/2018	+	29	1	3.32	20	(13.09)	‡	0.45	20	(13.09)	‡	0.45
JNL/MC Healthcare Sector Fund - Class A
12/31/2018		247,360	7,750	0.92	21	1.20		3.62	42	4.95		0.00
12/31/2017		240,877	7,827	0.88	21	18.28		3.62	40	20.49	‡	0.00
12/31/2016		191,888	7,553	1.81	17	(7.23)		3.62	28	(4.63)		0.85
12/31/2015		210,768	7,893	0.45	19	2.79		3.62	30	5.67		0.85
12/31/2014		132,507	5,236	0.58	18	20.69		3.62	28	24.08		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Energy Sector Fund - Class I - April 30, 2018; JNL/MC European 30 Fund - Class I - August 13, 2018; JNL/MC Financial Sector Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Healthcare Sector Fund - Class I
12/31/2018	+	33	1	1.40	44	4.29	‡	0.45	44	4.29	‡	0.45
JNL/MC Index 5 Fund - Class A
12/31/2018		75,264	5,192	0.00	13	(10.26)		2.70	17	(7.80)		0.00
12/31/2017		89,323	5,603	0.00	14	12.24		2.70	19	14.40	‡	0.00
12/31/2016		82,231	5,868	0.00	13	8.95		2.70	15	6.13	‡	0.85
12/31/2015		71,785	5,654	1.80	12	(4.09)		2.70	13	(2.45)		1.00
12/31/2014		69,791	5,342	1.42	12	2.50		2.70	14	2.01	‡	1.00
JNL/MC Index 5 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/MC Industrials Sector Fund - Class A
12/31/2018		2,346	262	0.00	9	(8.42)	‡	2.05	9	(14.43)		0.00
12/31/2017	+	453	43	0.00	11	4.89	‡	1.75	11	6.70	‡	0.00
JNL/MC Industrials Sector Fund - Class I
12/31/2018	+	8	1	0.00	9	(10.28)	‡	0.45	9	(10.28)	‡	0.45
JNL/MC Information Technology Sector Fund - Class A
12/31/2018		202,284	12,138	0.42	12	(3.80)		3.10	22	(0.76)		0.00
12/31/2017		194,490	11,446	0.62	13	32.16		3.10	22	31.97	‡	0.00
12/31/2016		124,001	9,848	0.71	10	9.85		3.10	14	12.34		0.85
12/31/2015		105,648	9,382	0.61	9	1.22		3.10	13	3.52		0.85
12/31/2014		72,883	6,681	0.69	9	16.93		3.10	12	19.59	‡	0.85
JNL/MC Information Technology Sector Fund - Class I
12/31/2018	+	34	1	2.70	23	(4.42)	‡	0.45	23	(4.42)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Healthcare Sector Fund - Class I - April 30, 2018; JNL/MC Index 5 Fund - Class I - August 13, 2018; JNL/MC Industrials Sector Fund - Class A - September 25, 2017; JNL/MC Industrials Sector Fund - Class I - April 30, 2018; JNL/MC Information Technology Sector Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC International Index Fund - Class A
12/31/2018		94,117	5,408	3.24	12	(17.16)		3.82	22	(13.91)		0.00
12/31/2017		114,681	5,615	2.94	14	20.36		3.82	26	21.43	‡	0.00
12/31/2016		78,742	4,761	0.25	12	(2.97)		3.82	18	(0.05)		0.85
12/31/2015		73,405	4,422	2.37	12	(4.79)		3.82	18	(1.92)		0.85
12/31/2014		61,638	3,631	3.52	13	(9.60)		3.82	19	(6.88)		0.85
JNL/MC International Index Fund - Class I
12/31/2018	+	179	8	9.44	23	(14.29)	‡	0.45	22	(12.60)	‡	0.40
JNL/MC JNL 5 Fund - Class A
12/31/2018		200,683	10,556	2.19	15	(12.73)		3.36	24	(9.73)		0.00
12/31/2017		261,302	12,216	2.13	17	13.08		3.36	26	14.74	‡	0.00
12/31/2016		231,269	12,479	2.47	15	8.48		3.36	19	10.84		1.20
12/31/2015		239,192	14,272	2.63	14	(6.22)		3.36	18	(4.17)		1.20
12/31/2014		250,441	14,279	2.03	15	7.65		3.36	18	10.00		1.20
JNL/MC JNL 5 Fund - Class I
12/31/2018	+	—	—	0.00	24	(9.15)	‡	0.45	24	(9.15)	‡	0.45
JNL/MC Materials Sector Fund - Class A
12/31/2018		1,073	126	0.00	8	(20.25)		2.00	9	(18.63)		0.00
12/31/2017	+	641	60	0.00	11	3.85	‡	2.00	11	6.80	‡	0.00
JNL/MC Materials Sector Fund - Class I
12/31/2018	+	—	—	0.00	9	(14.01)	‡	0.45	9	(14.01)	‡	0.45
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2018		1,118	106	0.01	10	(6.37)		2.17	11	(7.14)	‡	0.85
12/31/2017	+	706	63	1.18	11	4.47	‡	2.17	11	11.39	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC International Index Fund - Class I - April 30, 2018; JNL/MC JNL 5 Fund - Class I - April 30, 2018; JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class I - April 30, 2018; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC MSCI KLD 400 Social Index Fund - Class I
12/31/2018	+	—	—	0.00	11	(4.49)	‡	0.45	11	(4.49)	‡	0.45
JNL/MC MSCI World Index Fund - Class A
12/31/2018		3,811	190	4.41	18	(12.91)	‡	2.00	26	(8.84)		0.00
12/31/2017	+	771	35	0.00	20	9.50	‡	1.80	29	15.69	‡	0.00
JNL/MC MSCI World Index Fund - Class I
12/31/2018	+	—	—	0.00	26	(8.64)	‡	0.45	26	(8.64)	‡	0.45
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2018		139,169	4,705	0.31	24	(3.42)		2.82	36	(0.64)		0.00
12/31/2017		120,499	4,002	0.34	25	28.43		2.82	36	26.92	‡	0.00
12/31/2016		62,959	2,740	0.99	20	4.94		2.82	25	7.03		0.85
12/31/2015		50,366	2,333	0.56	19	(1.39)		2.82	23	0.58		0.85
12/31/2014		44,616	2,080	0.23	19	15.14		2.82	23	17.43		0.85
JNL/MC Nasdaq 100 Index Fund - Class I
12/31/2018	+	113	4	2.36	29	(3.89)	‡	0.45	29	(3.89)	‡	0.45
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2018		17,736	972	4.30	16	(16.23)		2.77	21	(13.86)		0.00
12/31/2017		22,205	1,036	3.31	19	19.88		2.77	24	20.15	‡	0.00
12/31/2016		16,273	927	2.01	16	6.62		2.77	18	8.68		0.85
12/31/2015		16,987	1,046	2.35	15	2.10		2.77	17	4.08		0.85
12/31/2014		8,811	562	2.56	14	0.39		2.77	16	(8.95)	‡	0.85
JNL/MC Pacific Rim 30 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC MSCI KLD 400 Social Index Fund - Class I - April 30, 2018; JNL/MC MSCI World Index Fund - Class A - April 24, 2017; JNL/MC MSCI World Index Fund - Class I - April 30, 2018; JNL/MC Nasdaq 100 Index Fund - Class I - April 30, 2018; JNL/MC Pacific Rim 30 Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Real Estate Sector Fund - Class A
12/31/2018		2,054	216	0.00	9	(7.46)		2.32	10	(5.28)		0.00
12/31/2017	+	1,160	114	0.00	10	2.52	‡	2.32	10	2.30	‡	0.00
JNL/MC Real Estate Sector Fund - Class I
12/31/2018	+	67	7	0.00	10	0.32	‡	0.45	10	0.32	‡	0.45
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2018		5,161	496	0.00	10	(3.32)		2.05	11	(1.30)		0.00
12/31/2017	+	677	63	0.00	11	1.70	‡	2.05	11	7.40	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class I
12/31/2018	+	10	1	0.00	11	(3.12)	‡	0.45	11	(3.12)	‡	0.45
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2018		1,517	160	0.00	9	(10.15)	‡	1.75	10	(10.00)		0.00
12/31/2017	+	972	91	0.00	11	4.69	‡	1.65	11	7.00	‡	0.00
JNL/MC S&P 1500 Value Index Fund - Class I
12/31/2018	+	131	14	0.00	10	(7.13)	‡	0.45	10	(13.26)	‡	0.40
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2018		176,644	5,907	0.87	20	(14.93)		3.82	38	(11.60)		0.00
12/31/2017		204,964	5,987	0.99	24	11.34		3.82	43	14.60	‡	0.00
12/31/2016		161,716	5,405	0.17	21	15.63		3.82	33	19.11		0.85
12/31/2015		112,335	4,454	0.98	18	(6.33)		3.82	28	(3.51)		0.85
12/31/2014		91,315	3,482	0.93	19	5.14		3.82	29	8.31	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC Real Estate Sector Fund - Class I - April 30, 2018; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class I - April 30, 2018; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 400 MidCap Index Fund - Class I
12/31/2018	+	127	3	3.24	39	(10.56)	‡	0.45	37	(18.28)	‡	0.40
JNL/MC S&P 500 Index Fund - Class A
12/31/2018		555,334	25,358	1.40	11	(7.82)	‡	5.50	28	(4.88)		0.00
12/31/2017		567,214	24,338	1.40	16	16.63		3.82	29	19.37	‡	0.00
12/31/2016		395,433	20,328	0.13	14	7.21		3.82	21	10.43		0.85
12/31/2015		306,397	17,304	1.51	13	(2.91)		3.82	19	0.02		0.85
12/31/2014		259,697	14,604	1.37	13	8.83		3.82	19	12.11	‡	0.85
JNL/MC S&P SMid 60 Fund - Class A
12/31/2018		34,637	2,348	2.32	13	(25.10)		2.80	17	(22.96)		0.00
12/31/2017		30,497	1,570	0.65	17	(4.91)		2.80	23	(1.90)	‡	0.00
12/31/2016		39,457	1,968	0.96	18	30.70		2.80	21	19.71	‡	0.85
12/31/2015		15,746	1,042	2.61	13	(7.68)		2.80	16	(6.00)		1.00
12/31/2014		18,732	1,168	0.64	15	0.64		2.80	17	2.47		1.00
JNL/MC S&P SMid 60 Fund - Class I
12/31/2018	+	5	0	0.00	18	(20.93)	‡	0.45	18	(20.93)	‡	0.45
JNL/MC Small Cap Index Fund - Class A
12/31/2018		141,487	5,282	0.89	18	(12.35)		3.82	34	(8.92)		0.00
12/31/2017		152,687	5,131	0.85	20	8.61		3.82	38	14.20	‡	0.00
12/31/2016		123,370	4,625	0.50	19	21.16		3.82	29	24.81		0.85
12/31/2015		88,288	4,112	0.67	16	(8.14)		3.82	23	(5.37)		0.85
12/31/2014		74,714	3,286	1.00	17	0.73		3.82	25	3.77		0.85
JNL/MC Small Cap Index Fund - Class I
12/31/2018	+	284	9	4.04	30	(9.21)	‡	0.90	33	(22.37)	‡	0.40
JNL/MC Telecommunications Sector Fund - Class A
12/31/2018		8,980	984	3.98	4	(3.38)	‡	5.50	12	(5.81)		0.00
12/31/2017		11,815	1,208	3.33	6	(1.89)	‡	3.75	13	2.12	‡	0.00
12/31/2016		13,656	1,421	2.73	7	19.84		3.06	11	22.51		0.85
12/31/2015		11,240	1,447	3.61	6	(0.37)		3.06	9	1.86		0.85
12/31/2014		12,293	1,608	2.93	6	2.34		3.06	9	1.89	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P 400 MidCap Index Fund - Class I - April 30, 2018; JNL/MC S&P SMid 60 Fund - Class I - April 30, 2018; JNL/MC Small Cap Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Telecommunications Sector Fund - Class I
12/31/2018	+	—	—	21.81	13	0.17	‡	0.45	13	0.17	‡	0.45
JNL/MC Utilities Sector Fund - Class A
12/31/2018		9,573	663	2.42	14	(3.14)	‡	2.07	16	3.79		0.00
12/31/2017		5,003	352	2.42	14	10.23		1.25	15	11.62	‡	0.00
12/31/2016		4,477	348	1.95	13	15.36		1.25	13	15.82		0.85
12/31/2015		3,031	272	1.33	11	(6.58)		1.25	11	(6.21)		0.85
12/31/2014		3,141	264	0.00	12	24.63		1.25	12	13.01	‡	0.85
JNL/MC Utilities Sector Fund - Class I
12/31/2018	+	22	2	5.37	14	4.91	‡	0.45	14	4.91	‡	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2018		89,189	4,491	0.52	16	(14.35)		3.06	23	(11.94)		0.30
12/31/2017		81,851	3,584	1.27	19	9.63		3.06	27	11.07	‡	0.30
12/31/2016		73,927	3,613	0.00	17	10.17		3.06	22	12.40	‡	1.05
12/31/2015		65,900	3,608	0.61	16	(11.70)		3.06	19	(10.04)		1.20
12/31/2014		64,650	3,178	0.89	18	9.72		3.06	21	11.78		1.20
JNL/MFS Mid Cap Value Fund - Class I
12/31/2018	+	20	1	1.57	25	(11.44)	‡	0.45	25	(11.44)	‡	0.45
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2018	+	2,762	299	0.00	9	(3.72)	‡	2.30	9	(7.20)	‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2018	+	10	1	0.00	9	(7.26)	‡	0.45	9	(7.26)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Telecommunications Sector Fund - Class I - April 30, 2018; JNL/MC Utilities Sector Fund - Class I - April 30, 2018; JNL/MFS Mid Cap Value Fund - Class I - April 30, 2018; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Currency Fund - Class A
12/31/2018		923	92	1.35	10	0.45	‡	1.65	11	1.72		0.00
12/31/2017		753	76	0.00	10	0.99		1.25	10	2.04	‡	0.00
12/31/2016		857	87	2.24	10	(2.82)		1.25	10	(2.58)		1.00
12/31/2015		736	73	1.84	10	0.62		1.25	10	0.88		1.00
12/31/2014		744	74	0.00	10	2.08		1.25	10	2.34		1.00
JNL/Neuberger Berman Currency Fund - Class I
12/31/2018	+	—	—	0.00	10	0.93	‡	0.45	10	0.93	‡	0.45
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2018		666	113	0.38	6	(11.68)		1.25	6	(10.56)		0.00
12/31/2017		582	87	19.42	7	5.07		1.25	7	3.52	‡	0.00
12/31/2016		491	78	0.00	6	10.51		1.25	6	10.95		0.85
12/31/2015		434	76	0.00	6	(26.00)		1.25	6	0.15	‡	0.85
12/31/2014	+	126	16	0.00	8	(22.03)	‡	1.25	8	(22.75)	‡	1.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2018		40,557	3,715	1.95	10	(4.78)		2.32	12	(2.54)		0.00
12/31/2017		47,868	4,214	3.06	11	4.33		2.32	12	6.27	‡	0.00
12/31/2016		37,706	3,505	3.25	10	3.49		2.32	11	2.00	‡	1.00
12/31/2015		33,382	3,237	1.33	10	(3.50)		2.32	10	(2.42)		1.20
12/31/2014		30,886	2,914	1.03	10	2.49		2.32	11	3.65	‡	1.20
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2018	+	5	0	0.00	12	(1.44)	‡	0.45	12	(1.44)	‡	0.45
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2018		6,274	607	1.97	10	(0.17)	‡	2.05	11	0.42		0.00
12/31/2017		7,403	712	3.89	10	3.65		1.25	11	4.43	‡	0.00
12/31/2016		8,030	803	0.47	10	2.18		1.25	10	2.59		0.85
12/31/2015		9,104	932	1.17	10	(4.16)		1.25	10	(3.78)		0.85
12/31/2014		6,133	603	0.94	10	(2.30)		1.25	10	(1.91)		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2018	+	—	—	0.00	10	(0.63)	‡	0.45	10	(0.63)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Neuberger Berman Currency Fund - Class I - April 30, 2018; JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014; JNL/Neuberger Berman Strategic Income Fund - Class I - April 30, 2018; JNL/Nicholas Convertible Arbitrage Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2018		2,645	297	0.00	9	(23.41)		1.25	9	(22.44)		0.00
12/31/2017		1,952	168	0.08	12	39.53		1.25	12	36.59	‡	0.00
12/31/2016		632	76	0.00	8	(1.70)		1.25	8	(1.31)		0.85
12/31/2015	+	343	41	0.00	8	(13.17)	‡	1.25	8	(12.50)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2018		122,287	5,672	0.65	16	(16.04)		3.30	27	(13.47)		0.30
12/31/2017		142,339	5,665	0.80	19	31.74		3.30	31	31.09	‡	0.30
12/31/2016		93,710	5,015	0.62	14	(3.14)		3.30	20	(0.99)		1.10
12/31/2015		83,341	4,415	0.92	15	0.43		3.30	20	2.66		1.10
12/31/2014		56,345	3,057	0.59	15	(1.40)		3.30	20	0.79		1.10
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2018	+	—	—	0.00	29	(13.78)	‡	0.45	29	(13.78)	‡	0.45
JNL/PIMCO Income Fund - Class A
12/31/2018		22,186	2,245	0.51	10	(2.42)		2.32	10	(0.11)		0.00
12/31/2017	+	4,780	476	0.00	10	0.10	‡	2.32	10	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2018	+	65	6	1.64	10	0.26	‡	0.65	10	0.70	‡	0.45
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A
12/31/2018		18,889	1,678	2.59	11	(4.80)		2.32	12	(2.56)		0.00
12/31/2017		23,680	2,029	2.01	11	0.01	‡	2.32	13	6.50	‡	0.00
12/31/2016		11,667	1,051	1.29	11	(1.09)	‡	2.16	11	5.44		0.85
12/31/2015		4,737	441	2.27	10	(1.35)	‡	2.02	11	(1.78)		0.85
12/31/2014		2,599	237	0.06	11	6.28		1.25	11	6.70		0.85
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
12/31/2018	+	—	—	0.00	11	0.09	‡	0.45	11	0.09	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/Oppenheimer Global Growth Fund - Class I - April 30, 2018; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - April 30, 2018; JNL/PIMCO Investment Grade Corporate Bond Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PIMCO Real Return Fund - Class A
12/31/2018		74,158	5,601	0.69	11	(5.06)		2.92	16	(2.23)		0.00
12/31/2017		79,954	5,825	0.00	12	0.15		2.92	16	2.47	‡	0.00
12/31/2016		76,201	5,656	5.89	12	2.15		2.92	14	4.28		0.85
12/31/2015		75,850	5,853	3.69	11	(5.89)		2.92	14	(3.92)		0.85
12/31/2014		82,537	6,086	0.73	12	0.32		2.92	14	2.42		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2018	+	6	0	2.49	16	(1.36)	‡	0.45	16	(1.36)	‡	0.45
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2018		99,824	8,938	3.27	10	(3.78)		2.81	12	(1.02)		0.00
12/31/2017		94,067	8,215	3.31	10	0.08		2.81	13	2.54	‡	0.00
12/31/2016		90,103	7,988	4.50	10	6.39		2.81	12	8.49		0.85
12/31/2015		76,164	7,290	3.82	10	(4.02)		2.81	11	(2.12)		0.85
12/31/2014		78,107	7,274	2.48	10	(2.56)		2.81	11	(0.63)		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2018	+	57	5	3.09	10	(2.51)	‡	0.45	10	(2.51)	‡	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2018		101,946	4,978	5.76	15	(8.17)		3.06	28	(5.30)		0.00
12/31/2017		120,557	5,526	5.90	16	4.26		3.06	29	6.23	‡	0.00
12/31/2016		111,261	5,457	0.18	15	13.51		3.06	23	16.04		0.85
12/31/2015		88,965	5,029	5.67	13	(9.69)		3.06	20	(7.67)		0.85
12/31/2014		106,798	5,576	6.12	15	(2.89)		3.06	21	(0.72)		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2018	+	—	—	0.00	29	(4.14)	‡	0.45	29	(4.14)	‡	0.45
JNL/PPM America Long Short Credit Fund - Class A
12/31/2018		1,134	111	2.88	10	(4.64)	‡	2.00	11	(2.62)		0.00
12/31/2017		975	92	4.04	10	2.50		1.25	11	3.09	‡	0.00
12/31/2016		861	83	12.73	10	9.75		1.25	10	10.18		0.85
12/31/2015		514	55	3.29	9	(4.94)		1.25	9	(4.56)		0.85
12/31/2014		476	48	1.97	10	(2.66)		1.25	10	(2.27)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PIMCO Real Return Fund - Class I - April 30, 2018; JNL/PPM America Floating Rate Income Fund - Class I - April 30, 2018; JNL/PPM America High Yield Bond Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Long Short Credit Fund - Class I
12/31/2018	+	—	—	0.00	9	(3.06)	‡	0.45	9	(3.06)	‡	0.45
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2018		32,431	1,961	0.93	14	(22.29)		2.77	19	(20.10)		0.00
12/31/2017		37,794	1,801	0.64	18	9.31		2.77	24	11.60	‡	0.00
12/31/2016		34,770	1,839	0.61	17	23.94		2.77	20	26.34		0.85
12/31/2015		18,514	1,230	0.73	14	(10.57)		2.77	16	(8.84)		0.85
12/31/2014		17,365	1,046	0.61	15	7.43		2.77	17	9.51		0.85
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2018	+	13	1	2.23	20	(17.16)	‡	0.45	20	(17.16)	‡	0.45
JNL/PPM America Small Cap Value Fund - Class A
12/31/2018		38,538	2,224	0.54	15	(22.20)		2.56	20	(20.41)		0.30
12/31/2017		67,563	3,066	0.37	20	14.21		2.56	25	16.93	‡	0.30
12/31/2016		50,725	2,659	0.05	17	27.26		2.56	20	29.00		1.20
12/31/2015		27,059	1,825	0.71	14	(5.93)		2.56	15	(4.64)		1.20
12/31/2014		12,126	775	0.29	15	3.18		2.56	16	4.59		1.20
JNL/PPM America Small Cap Value Fund - Class I
12/31/2018	+	17	1	1.85	21	(16.76)	‡	0.45	21	(16.76)	‡	0.45
JNL/PPM America Total Return Fund - Class A
12/31/2018		28,494	1,746	2.53	15	(3.51)		2.32	19	(1.23)		0.00
12/31/2017		25,248	1,501	2.42	15	1.89		2.32	19	4.10	‡	0.00
12/31/2016	+	19,420	1,192	4.33	15	3.26	‡	2.32	17	2.74	‡	0.85
JNL/PPM America Total Return Fund - Class I
12/31/2018	+	18	1	0.00	12	0.59	‡	0.45	12	0.59	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Long Short Credit Fund - Class I - April 30, 2018; JNL/PPM America Mid Cap Value Fund - Class I - April 30, 2018; JNL/PPM America Small Cap Value Fund - Class I - April 30, 2018; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Value Equity Fund - Class A
12/31/2018		12,767	449	1.64	18	(17.19)		3.62	40	(14.38)		0.30
12/31/2017		15,295	461	1.37	22	10.90		3.62	47	13.30	‡	0.30
12/31/2016		11,881	413	2.05	20	17.31		3.62	33	20.11		1.25
12/31/2015		8,505	363	0.00	17	(11.95)		3.62	28	(9.83)		1.25
12/31/2014		9,690	374	5.14	19	8.50		3.62	31	11.10		1.25
JNL/PPM America Value Equity Fund - Class I
12/31/2018	+	6	0	2.92	45	(13.24)	‡	0.45	45	(13.24)	‡	0.45
JNL/S&P 4 Fund - Class A
12/31/2018		430,430	20,089	0.00	18	(9.01)		2.95	25	(6.27)		0.00
12/31/2017		511,544	22,079	0.00	20	12.03		2.95	27	14.21	‡	0.00
12/31/2016		480,088	23,595	0.00	18	7.09		2.95	21	9.36		0.85
12/31/2015		409,478	21,910	5.32	17	(7.81)		2.95	20	(5.85)		0.85
12/31/2014		314,115	15,734	2.42	18	11.08		2.95	21	13.43		0.85
JNL/S&P 4 Fund - Class I
12/31/2018	+	22	1	0.00	19	(5.75)	‡	0.45	19	(5.75)	‡	0.45
JNL/S&P Competitive Advantage Fund - Class A
12/31/2018		51,737	2,102	0.86	22	(5.22)		2.62	29	(2.69)		0.00
12/31/2017		56,464	2,211	1.29	23	16.58		2.62	30	17.46	‡	0.00
12/31/2016		68,526	3,176	1.00	19	2.97		2.62	23	4.80		0.85
12/31/2015		63,579	3,072	0.80	19	(1.43)		2.62	22	0.33		0.85
12/31/2014		43,253	2,092	0.32	19	7.21		2.62	22	10.06	‡	0.85
JNL/S&P Competitive Advantage Fund - Class I
12/31/2018	+	—	—	0.00	29	(2.83)	‡	0.45	29	(2.83)	‡	0.45
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2018		248,012	11,631	2.94	14	(6.28)	‡	5.50	25	(5.31)		0.00
12/31/2017		291,182	12,764	2.75	18	7.80	‡	3.75	26	11.68	‡	0.00
12/31/2016		307,479	14,926	2.54	19	14.71		2.61	22	16.74		0.85
12/31/2015		188,179	10,617	2.47	16	(1.91)		2.61	19	(0.17)		0.85
12/31/2014		182,015	10,200	1.50	17	10.77		2.61	19	6.16	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I - April 30, 2018; JNL/S&P 4 Fund - Class I - April 30, 2018; JNL/S&P Competitive Advantage Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2018	+	49	2	5.92	26	(2.87)	‡	0.45	26	(2.87)	‡	0.45
JNL/S&P International 5 Fund - Class A
12/31/2018		3,392	314	5.83	10	(2.96)	‡	1.70	11	(15.48)		0.00
12/31/2017		3,912	304	10.73	13	31.44		1.25	13	28.52	‡	0.00
12/31/2016		1,893	194	3.80	10	6.93		1.25	10	7.36		0.85
12/31/2015		1,738	190	1.12	9	(3.36)		1.25	9	(8.43)	‡	0.85
12/31/2014	+	142	15	0.00	9	(1.93)	‡	1.25	9	2.84	‡	1.00
JNL/S&P International 5 Fund - Class I
12/31/2018	+	—	—	0.00	10	(15.87)	‡	0.45	10	(15.87)	‡	0.45
JNL/S&P Intrinsic Value Fund - Class A
12/31/2018		51,312	2,414	1.51	14	(10.45)	‡	5.50	25	(5.82)		0.00
12/31/2017		59,146	2,586	2.62	18	9.88	‡	3.75	27	16.16	‡	0.00
12/31/2016		56,749	2,913	2.62	18	2.53		2.65	21	4.38		0.85
12/31/2015		59,765	3,189	1.09	17	(16.09)		2.65	20	(14.57)		0.85
12/31/2014		59,875	2,720	0.83	20	14.96		2.65	23	13.83	‡	0.85
JNL/S&P Intrinsic Value Fund - Class I
12/31/2018	+	9	0	0.00	26	(7.18)	‡	0.45	26	(7.18)	‡	0.45
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2018		138,446	5,951	0.00	16	(9.91)		3.47	30	(6.99)		0.30
12/31/2017		157,774	6,250	0.00	17	19.06		3.47	32	20.37	‡	0.30
12/31/2016		130,472	6,298	0.00	15	2.39		3.47	22	4.74		1.20
12/31/2015		135,512	6,882	0.00	14	(3.64)		3.47	21	(1.42)		1.20
12/31/2014		135,815	6,774	0.48	15	2.94		3.47	22	5.31		1.20
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2018	+	501	18	0.00	29	(12.14)	‡	0.65	21	(7.96)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Dividend Income & Growth Fund - Class I - April 30, 2018; JNL/S&P International 5 Fund - Class A - September 15, 2014; JNL/S&P International 5 Fund - Class I - April 30, 2018; JNL/S&P Intrinsic Value Fund - Class I - April 30, 2018; JNL/S&P Managed Aggressive Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Conservative Fund - Class A
12/31/2018		105,694	7,699	0.00	11	(5.14)		2.92	16	(2.60)		0.30
12/31/2017		126,822	8,895	0.00	12	3.78		2.92	17	5.96	‡	0.30
12/31/2016		135,240	10,004	0.00	11	2.00		2.92	14	3.77		1.20
12/31/2015		142,097	10,875	0.00	11	(4.40)		2.92	14	(2.74)		1.20
12/31/2014		146,026	10,833	0.30	12	0.15		2.92	14	1.89		1.20
JNL/S&P Managed Conservative Fund - Class I
12/31/2018	+	—	—	0.00	13	(1.87)	‡	0.45	13	(1.87)	‡	0.45
JNL/S&P Managed Growth Fund - Class A
12/31/2018		355,205	15,386	0.00	15	(9.35)		3.67	30	(6.22)		0.30
12/31/2017		397,279	15,972	0.00	16	16.70		3.67	32	18.51	‡	0.30
12/31/2016		347,472	16,703	0.00	14	2.11		3.67	22	4.65		1.20
12/31/2015		339,937	17,079	0.00	14	(3.80)		3.67	21	(1.39)		1.20
12/31/2014		339,783	16,781	0.54	14	1.83		3.67	22	4.37		1.20
JNL/S&P Managed Growth Fund - Class I
12/31/2018	+	—	—	0.00	18	(7.08)	‡	0.45	18	(7.08)	‡	0.45
JNL/S&P Managed Moderate Fund - Class A
12/31/2018		253,895	15,978	0.00	13	(6.36)		3.06	19	(3.73)		0.30
12/31/2017		291,602	17,470	0.00	14	7.83		3.06	20	9.90	‡	0.30
12/31/2016		286,630	18,847	0.00	13	2.38		3.06	16	4.30		1.20
12/31/2015		280,867	19,230	0.00	12	(4.11)		3.06	15	(2.31)		1.20
12/31/2014		291,636	19,457	0.21	13	0.84		3.06	16	2.74		1.20
JNL/S&P Managed Moderate Fund - Class I
12/31/2018	+	—	—	0.00	15	(3.53)	‡	0.45	15	(3.53)	‡	0.45
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2018		400,495	19,126	0.00	9	(8.82)	‡	5.50	27	(5.19)		0.30
12/31/2017		473,768	21,223	0.00	14	6.10	‡	3.75	28	14.09	‡	0.30
12/31/2016		446,163	22,940	0.00	13	1.84		3.62	21	4.33		1.20
12/31/2015		443,578	23,737	0.00	13	(4.29)		3.62	20	(1.95)		1.20
12/31/2014		454,436	23,808	0.24	14	0.79		3.62	20	3.26		1.20

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Conservative Fund - Class I - April 30, 2018; JNL/S&P Managed Growth Fund - Class I - April 30, 2018; JNL/S&P Managed Moderate Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2018	+	—	—	0.00	17	(5.49)	‡	0.45	17	(5.49)	‡	0.45
JNL/S&P Mid 3 Fund - Class A
12/31/2018		17,779	1,661	1.61	10	(17.30)		2.46	11	(15.23)		0.00
12/31/2017		21,729	1,697	1.95	12	9.29		2.46	13	10.49	‡	0.00
12/31/2016		18,664	1,612	1.58	11	15.02		2.46	12	16.90		0.85
12/31/2015		11,122	1,117	0.18	10	(15.00)	‡	2.46	10	(11.37)		0.85
12/31/2014	+	3,468	307	0.00	11	4.70	‡	2.00	11	12.03	‡	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2018	+	—	—	0.00	11	(13.33)	‡	0.45	11	(13.33)	‡	0.45
JNL/S&P Total Yield Fund - Class A
12/31/2018		31,286	1,734	1.23	16	(13.62)		2.81	21	(11.15)		0.00
12/31/2017		38,778	1,885	2.12	18	7.95		2.81	24	11.36	‡	0.00
12/31/2016		40,780	2,175	1.92	17	9.51		2.81	20	11.67		0.85
12/31/2015		30,621	1,816	1.34	15	(10.28)		2.81	18	(8.51)		0.85
12/31/2014		33,313	1,800	0.99	17	12.68		2.81	19	7.26	‡	0.85
JNL/S&P Total Yield Fund - Class I
12/31/2018	+	3	0	0.00	22	(10.07)	‡	0.45	22	(10.07)	‡	0.45
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2018		4,023	415	0.00	10	(1.43)		1.25	10	(0.19)		0.00
12/31/2017		4,441	453	0.80	10	0.42		1.25	10	1.58	‡	0.00
12/31/2016		4,548	467	0.77	10	3.24		1.25	10	3.65		0.85
12/31/2015		3,733	397	0.00	9	(1.76)		1.25	9	(1.36)		0.85
12/31/2014	+	1,767	185	0.00	10	(3.96)	‡	1.25	10	(1.11)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2018		163,494	11,418	0.65	13	(2.05)		2.46	15	0.40		0.00
12/31/2017		112,575	7,784	0.84	14	4.42	‡	2.46	15	13.45	‡	0.00
12/31/2016		39,493	3,079	0.30	13	6.43		1.25	13	6.86		0.85
12/31/2015		15,980	1,330	0.03	12	3.21		1.25	12	3.62		0.85
12/31/2014		3,540	305	1.16	12	10.34		1.25	12	10.78		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Moderate Growth Fund - Class I - April 30, 2018; JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/S&P Mid 3 Fund - Class I - April 30, 2018; JNL/S&P Total Yield Fund - Class I - April 30, 2018; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2018	+	299	21	2.09	14	(0.39)	‡	0.45	14	(0.39)	‡	0.45
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2018		460,808	6,664	0.07	38	(5.31)		4.00	98	(1.42)		0.00
12/31/2017		439,673	6,222	0.06	40	28.40		4.00	100	28.51	‡	0.00
12/31/2016		268,609	5,041	0.00	31	(2.54)		4.00	62	0.57		0.85
12/31/2015		259,476	4,907	0.00	32	6.36		4.00	62	9.76		0.85
12/31/2014		168,167	3,516	0.00	30	4.45		4.00	56	7.79		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2018	+	465	5	0.56	88	(13.41)	‡	0.65	94	(11.61)	‡	0.40
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
12/31/2018		23,668	2,248	0.00	10	(8.14)		1.25	11	(6.98)		0.00
12/31/2017		8,765	766	0.00	11	14.12		1.25	12	14.11	‡	0.00
12/31/2016		8,039	804	0.00	10	1.83		1.25	10	2.24		0.85
12/31/2015		7,804	796	0.00	10	(5.77)		1.25	10	(6.95)	‡	0.85
12/31/2014	+	680	66	0.00	10	0.21	‡	1.25	10	2.60	‡	1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2018		301,096	2,996	0.00	39	(8.53)	‡	5.50	134	(2.75)		0.30
12/31/2017		286,478	2,753	0.00	60	19.60		4.00	138	21.26	‡	0.30
12/31/2016		206,574	2,450	0.00	50	1.93		4.00	94	4.92		1.10
12/31/2015		199,716	2,485	0.00	49	2.29		4.00	89	5.30		1.10
12/31/2014		162,598	2,134	0.15	48	8.40		4.00	85	11.59		1.10
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2018	+	221	2	0.00	130	(13.78)	‡	0.65	138	(9.88)	‡	0.40
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2018		82,471	8,064	1.53	9	(1.71)		2.81	12	1.10		0.00
12/31/2017		63,060	6,143	1.46	9	(1.65)		2.81	12	1.04	‡	0.00
12/31/2016		62,320	6,082	1.28	9	(1.37)		2.81	11	0.57		0.85
12/31/2015		58,280	5,700	1.03	9	(2.46)		2.81	11	(0.53)		0.85
12/31/2014		47,459	4,599	1.15	9	(2.36)		2.81	11	(0.42)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - April 30, 2018; JNL/T. Rowe Price Established Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A - April 28, 2014; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2018	+	62	5	5.34	13	1.30	‡	0.45	13	1.30	‡	0.45
JNL/T. Rowe Price Value Fund - Class A
12/31/2018		143,682	5,263	1.19	19	(12.79)		3.60	36	(9.58)		0.00
12/31/2017		159,465	5,215	1.63	21	14.52		3.60	40	17.80	‡	0.00
12/31/2016		123,667	4,742	1.91	19	6.94		3.60	29	9.91		0.85
12/31/2015		103,769	4,354	0.83	17	(5.31)		3.60	27	(2.67)		0.85
12/31/2014		98,722	4,005	0.83	18	9.25		3.60	27	12.29		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2018	+	181	5	3.80	33	(11.41)	‡	0.65	38	(7.70)	‡	0.45
JNL/The Boston Company Equity Income Fund - Class A
12/31/2018		14,742	793	1.08	17	(13.71)	‡	2.00	20	(9.61)		0.00
12/31/2017		16,389	785	1.53	20	6.05	‡	1.91	22	14.91	‡	0.00
12/31/2016		14,423	790	1.01	18	17.08		1.25	18	17.55		0.85
12/31/2015		12,552	807	0.89	15	(2.94)		1.25	16	1.98	‡	0.85
12/31/2014		4,351	272	0.08	16	9.69		1.25	16	9.97		1.00
JNL/The Boston Company Equity Income Fund - Class I
12/31/2018	+	10	1	3.08	15	(8.26)	‡	0.45	15	(8.26)	‡	0.45
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2018		1,638	123	0.07	13	(13.93)	‡	1.65	14	(8.35)		0.00
12/31/2017		1,779	121	0.71	15	15.92		1.25	15	16.84	‡	0.00
12/31/2016		1,404	111	0.64	13	15.21		1.25	13	13.44	‡	0.85
12/31/2015		861	79	0.21	11	(2.64)		1.25	11	(2.40)		1.00
12/31/2014		624	56	0.03	11	2.23		1.25	11	2.49		1.00
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2018	+	—	—	0.00	14	(6.44)	‡	0.45	14	(6.44)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - April 30, 2018; JNL/T. Rowe Price Value Fund - Class I - April 30, 2018; JNL/The Boston Company Equity Income Fund - Class I - April 30, 2018; JNL/The London Company Focused U.S. Equity Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/VanEck International Gold Fund - Class A
12/31/2018		3,575	802	5.83	4	(16.52)		1.25	5	(15.47)		0.00
12/31/2017		3,803	714	4.54	5	12.00		1.25	6	0.37	‡	0.00
12/31/2016		3,051	644	0.68	5	51.16		1.25	5	51.76		0.85
12/31/2015		1,398	447	3.67	3	(27.51)		1.25	3	(27.22)		0.85
12/31/2014		1,326	308	0.30	4	(7.30)		1.25	4	(6.92)		0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2018		27,874	2,661	0.00	10	(4.16)		2.46	11	(1.75)		0.00
12/31/2017	+	5,202	481	0.00	11	0.79	‡	2.46	11	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2018	+	24	2	0.00	11	(1.14)	‡	0.65	11	(2.94)	‡	0.45
JNL/Vanguard Equity Income Fund - Class A
12/31/2018		16,564	1,691	0.00	10	(8.62)		2.32	10	(6.47)		0.00
12/31/2017	+	4,693	442	0.00	11	4.09	‡	2.32	11	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2018	+	340	34	0.00	10	(3.06)	‡	0.90	10	(3.76)	‡	0.45
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2018		6,882	692	0.00	10	(1.16)		2.05	10	0.90		0.00
12/31/2017	+	2,032	203	0.00	10	(0.01)	‡	2.05	10	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2018	+	83	8	0.00	10	1.17	‡	0.65	10	1.80	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - April 30, 2018; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - April 30, 2018; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2018		10,093	1,062	0.00	9	(10.33)	‡	2.32	10	(7.91)		0.00
12/31/2017	+	1,600	153	0.00	10	1.77	‡	2.00	10	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2018	+	312	32	0.00	10	(9.83)	‡	0.65	10	(7.71)	‡	0.45
JNL/Vanguard International Fund - Class A
12/31/2018		31,842	3,559	0.00	9	(18.04)	‡	2.32	9	(13.15)		0.00
12/31/2017	+	5,081	486	0.00	10	2.46	‡	2.17	10	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2018	+	134	15	0.00	9	(3.07)	‡	0.90	9	(15.65)	‡	0.45
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2018		17,530	1,994	0.00	9	(17.10)		2.46	9	(15.02)		0.00
12/31/2017	+	3,427	326	0.00	10	2.51	‡	2.46	10	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2018	+	176	20	0.00	9	(1.88)	‡	0.65	9	(13.30)	‡	0.40
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2018		12,224	1,275	0.00	10	(6.56)		2.07	10	(4.59)		0.00
12/31/2017	+	4,460	438	0.00	10	0.80	‡	2.07	10	2.30	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - April 30, 2018; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - April 30, 2018; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2018	+	—	—	0.00	10	(3.26)	‡	0.45	10	(3.26)	‡	0.45
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2018		16,358	1,716	0.00	9	(8.39)		2.07	10	(6.46)		0.00
12/31/2017	+	3,817	369	0.00	10	1.38	‡	2.07	10	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2018	+	—	—	0.00	10	(5.63)	‡	0.45	10	(5.63)	‡	0.45
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2018		17,664	1,810	0.00	10	(9.72)	‡	2.32	10	(7.82)		0.00
12/31/2017	+	3,801	354	0.00	11	2.49	‡	2.16	11	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2018	+	118	12	0.00	10	(8.25)	‡	0.65	10	(16.82)	‡	0.40
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2018		28,919	2,914	0.00	10	(8.09)		2.46	10	(5.79)		0.00
12/31/2017	+	4,836	452	0.00	11	0.80	‡	2.46	11	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2018	+	304	30	0.00	10	(8.86)	‡	0.65	10	(5.52)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Moderate ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - April 30, 2018; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WCM Focused International Equity Fund - Class A
12/31/2018		4,900	388	0.00	12	(4.49)	‡	1.91	13	(7.85)		0.00
12/31/2017		2,249	161	0.35	14	30.02		1.25	15	27.48	‡	0.00
12/31/2016		1,160	109	0.09	11	(1.12)		1.25	11	(0.73)		0.85
12/31/2015		779	72	0.03	11	4.47		1.25	11	4.89		0.85
12/31/2014		486	47	0.00	10	(2.17)		1.25	10	(1.46)	‡	0.85
JNL/WCM Focused International Equity Fund - Class I
12/31/2018	+	—	—	0.00	13	(8.85)	‡	0.45	13	(8.85)	‡	0.45
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2018		1,834	178	0.00	10	(0.30)	‡	1.95	11	4.94		0.00
12/31/2017		349	35	3.20	10	4.26		1.25	10	4.92	‡	0.00
12/31/2016		155	16	0.16	10	1.38		1.25	10	1.64		1.00
12/31/2015	+	33	4	0.00	9	(6.10)	‡	1.25	9	(5.93)	‡	1.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2018	+	1	0	0.00	10	4.07	‡	0.45	10	4.07	‡	0.45
JNL/WMC Balanced Fund - Class A
12/31/2018		406,144	8,938	1.66	29	(6.56)		3.30	63	(3.41)		0.00
12/31/2017		398,490	8,367	1.43	31	8.85		3.30	66	11.83	‡	0.00
12/31/2016		319,121	7,473	1.39	29	7.23		3.30	49	9.88		0.85
12/31/2015		228,923	5,904	1.17	27	(4.14)		3.30	44	(1.76)		0.85
12/31/2014		214,173	5,422	1.34	28	6.30		3.30	45	8.93		0.85
JNL/WMC Balanced Fund - Class I
12/31/2018	+	634	10	0.00	57	(0.64)	‡	0.65	66	(1.86)	‡	0.45
JNL/WMC Government Money Market Fund - Class A
12/31/2018		69,399	5,905	1.12	8	(1.93)		3.06	16	1.13		0.00
12/31/2017		67,399	5,724	0.12	8	(2.88)		3.06	16	0.13	‡	0.00
12/31/2016		76,889	6,479	0.00	8	(3.00)		3.06	13	(0.84)		0.85
12/31/2015		70,791	5,888	0.00	9	(3.01)		3.06	14	(0.85)		0.85
12/31/2014		67,667	5,497	0.00	9	(3.01)		3.06	14	(0.84)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WCM Focused International Equity Fund - Class I - April 30, 2018; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - April 30, 2018; JNL/WMC Balanced Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WMC Government Money Market Fund - Class I
12/31/2018	+	21	1	1.93	17	0.92	‡	0.45	17	0.92	‡	0.45
JNL/WMC Value Fund - Class A
12/31/2018		49,687	1,496	1.80	24	(13.50)		3.62	40	(10.57)		0.30
12/31/2017		55,522	1,482	1.69	27	11.12		3.62	45	14.47	‡	0.30
12/31/2016		49,470	1,502	1.08	25	9.40		3.62	35	12.19		1.10
12/31/2015		44,306	1,505	1.49	22	(6.57)		3.62	31	(4.18)		1.10
12/31/2014		44,081	1,429	1.45	24	7.37		3.62	33	10.11		1.10
JNL/WMC Value Fund - Class I
12/31/2018	+	—	—	0.00	44	(8.61)	‡	0.45	44	(8.61)	‡	0.45
JNL Interest Rate Opportunities Fund - Class A
12/31/2018	#	—	—	0.00	10	(1.03)		1.25	10	(0.27)		0.00
12/31/2017		3,403	344	0.00	10	2.87		1.25	10	3.94	‡	0.00
12/31/2016		3,610	376	0.00	10	3.27		1.25	10	3.53		1.00
12/31/2015		3,609	389	0.95	9	(5.10)		1.25	9	(4.86)		1.00
12/31/2014		3,670	376	1.59	10	(0.20)		1.25	10	0.05		1.00
JNL Real Assets Fund - Class A
12/31/2018	#	—	—	0.00	10	(1.65)		1.25	10	(0.89)		0.00
12/31/2017		488	50	0.00	10	4.95		1.25	10	4.35	‡	0.00
12/31/2016		440	47	0.00	9	11.26		1.25	9	11.53		1.00
12/31/2015		622	74	0.82	8	(12.60)		1.25	8	(12.38)		1.00
12/31/2014		370	39	1.01	10	(2.88)		1.25	10	(2.63)		1.00
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2018	#	—	—	0.42	20	3.61		3.62	40	5.74		0.30
12/31/2017		32,810	1,103	1.25	20	5.85		3.62	38	8.88	‡	0.30
12/31/2016		29,082	1,060	0.44	19	11.28		3.62	30	14.11		1.10
12/31/2015		24,976	1,038	0.35	17	(12.31)		3.62	26	(10.07)		1.10
12/31/2014		25,894	966	0.21	19	5.37		3.62	29	8.06		1.10
JNL/Invesco Mid Cap Value Fund - Class I
12/31/2018	+ §	—	—	0.00	44	2.08	‡	0.45	44	2.08	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Government Money Market Fund - Class I - April 30, 2018; JNL/WMC Value Fund - Class I - April 30, 2018; JNL/Invesco Mid Cap Value Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

§
The period is from April 30, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MMRS Conservative Fund - Class A
12/31/2018	#	—	—	0.00	11	0.63		1.25	12	1.40		0.00
12/31/2017		19,664	1,731	0.00	11	9.42		1.25	12	9.76	‡	0.00
12/31/2016		18,985	1,832	0.00	10	2.71		1.25	10	(1.80)	‡	0.85
12/31/2015		19,204	1,907	0.00	10	(3.50)		1.25	10	(3.26)		1.00
12/31/2014	+	1,848	178	0.00	10	3.05	‡	1.25	10	3.10	‡	1.00
JNL/MMRS Growth Fund - Class A
12/31/2018	#	—	—	0.00	12	2.27		1.25	13	3.06		0.00
12/31/2017		1,721	146	0.00	12	19.86		1.25	12	19.13	‡	0.00
12/31/2016		1,395	142	0.00	10	1.37		1.25	10	1.62		1.00
12/31/2015		1,231	127	0.00	10	(6.82)		1.25	10	(6.59)		1.00
12/31/2014	+	168	16	0.00	10	(0.37)	‡	1.25	10	1.45	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MMRS Conservative Fund - Class A - April 28, 2014; JNL/MMRS Growth Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018.

‡
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

NOTE 1. Organization
Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services - Investment Companies.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred ten (310) Investment Divisions during 2018, but currently contains three-hundred four (304) Investment Divisions as of December 31, 2018. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2018:

Jackson Variable Series Trust
JNL Conservative Allocation Fund Class A and Class I(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL iShares Tactical Growth Fund Class A and Class I
JNL iShares Tactical Moderate Fund Class A and Class I
JNL iShares Tactical Moderate Growth Fund Class A and Class I
JNL Moderate Allocation Fund Class A and Class I(1)
JNL Real Assets Fund Class A(1)
JNL/American Funds Global Growth Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A
JNL/DFA U.S. Small Cap Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I
JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/PIMCO Investment Grade Corporate Bond Fund Class A and Class I
JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/The Boston Company Equity Income Fund Class A and Class I
JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)
JNL Growth Allocation Fund Class A and Class I(1)
JNL Institutional Alt 25 Fund Class A and Class I(1)
JNL Institutional Alt 50 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager International Small Cap Fund Class A and Class I
JNL Multi-Manager Mid Cap Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I
JNL S&P 500 Index Fund Class I
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I
JNL/American Funds Capital Income Builder Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)
JNL/American Funds Growth-Income Fund Class A and Class I
JNL/American Funds International Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)
JNL/American Funds New World Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A and Class I
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I

JNL/MC Emerging Markets Index Fund Class A and Class I
JNL/MC European 30 Fund Class A and Class I
JNL/MC Index 5 Fund Class A and Class I(1)
JNL/MC Industrials Sector Fund Class A and Class I
JNL/MC International Index Fund Class A and Class I
JNL/MC Materials Sector Fund Class A and Class I
JNL/MC MSCI KLD 400 Social Index Fund Class A and Class I
JNL/MC Pacific Rim 30 Fund Class A and Class I
JNL/MC Real Estate Sector Fund Class A and Class I
JNL/MC S&P 1500 Growth Index Fund Class A and Class I
JNL/MC S&P 1500 Value Index Fund Class A and Class I
JNL/MC S&P 400 MidCap Index Fund Class A and Class I
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A and Class I
JNL/MC Utilities Sector Fund Class A and Class I
JNL/Morningstar Wide Moat Index Fund Class A and Class I
JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/PIMCO Income Fund Class A and Class I
JNL/PIMCO Real Return Fund Class A and Class I
JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/PPM America High Yield Bond Fund Class A and Class I
JNL/PPM America Mid Cap Value Fund Class A and Class I

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

JNL® Series Trust
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I
JNL/First State Global Infrastructure Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)
JNL/Franklin Templeton Global Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I
JNL/Heitman U.S. Focused Real Estate Fund Class A and Class I
JNL/Invesco China-India Fund Class A and Class I
JNL/Invesco Diversified Dividend Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A and Class I
JNL/Invesco International Growth Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I
JNL/JPMorgan Hedged Equity Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I
JNL/Lazard Emerging Markets Fund Class A and Class I
JNL/Loomis Sayles Global Growth Fund Class A
JNL/MC 10 x 10 Fund Class A and Class I(1)
JNL/MC Bond Index Fund Class A and Class I
JNL/MC Consumer Staples Sector Fund Class A and Class I

JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/PPM America Total Return Fund Class A and Class I
JNL/PPM America Value Equity Fund Class A and Class I
JNL/S&P 4 Fund Class A and Class I(1)
JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/S&P International 5 Fund Class A and Class I
JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/S&P Managed Conservative Fund Class A and Class I
JNL/S&P Managed Growth Fund Class A and Class I
JNL/S&P Managed Moderate Fund Class A and Class I
JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/S&P Mid 3 Fund Class A and Class I
JNL/S&P Total Yield Fund Class A and Class I
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/T. Rowe Price Managed Volatility Balanced Fund Class A
JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Vanguard Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard International Fund Class A and Class I
JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/Vanguard Moderate ETF Allocation Fund Class A and Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/WMC Balanced Fund Class A and Class I
JNL/WMC Government Money Market Fund Class A and Class I
JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A and Class I
JNL/MC DowSM Index Fund Class A and Class I
JNL/MC Energy Sector Fund Class A and Class I
JNL/MC Financial Sector Fund Class A and Class I
JNL/MC Healthcare Sector Fund Class A and Class I
JNL/MC Information Technology Sector Fund Class A and Class I

JNL/MC JNL 5 Fund Class A and Class I
JNL/MC MSCI World Index Fund Class A and Class I
JNL/MC Nasdaq 100 Index Fund Class A and Class I
JNL/MC S&P SMid 60 Fund Class A and Class I
JNL/MC Telecommunications Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2018, the following Funds changed names effective August 13, 2018:

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund	Naming Convention Update

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund	Naming Convention Update
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund	Naming Convention Update
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/First State Global Infrastructure Fund	Sub-Adviser Replacement
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund	Naming Convention Update
JNL/MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	Investment Strategy
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund	Naming Convention Update
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	Naming Convention Update

During the year ended December 31, 2018, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2018.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund	August 13, 2018
JNL Real Assets Fund	JNL/PIMCO Real Return Fund	August 13, 2018
JNL/Invesco Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	August 13, 2018
JNL/MMRS Conservative Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018
JNL/MMRS Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.
JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2018, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable Underlying Fund. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.
NOTE 3. Contract Charges
Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.
Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions
For contract enhancement benefits related to the optional benefits offered, Jackson contributed $33,405 and $118,654 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments from contract transactions.
Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders and terminations, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events
Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
MC - Mellon Capital

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Columbus, Ohio
March 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statements of assets and liabilities as of December 31, 2018, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL/DFA U.S. Core Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class A
JNL Conservative Allocation Fund - Class A
JNL Growth Allocation Fund - Class A
JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 50 Fund - Class A
JNL Moderate Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class A
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL iShares Tactical Growth Fund - Class A (1)
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds New World Fund - Class A

JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/First State Global Infrastructure Fund - Class A (1)
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A (1)

2

JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC Nasdaq 100 Index Fund - Class A
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A

JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A (1)
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A (1)
JNL/PIMCO Real Return Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A

3

JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A

JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Value Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL/Crescent High Income Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from April 30, 2018 (inception) to December 31, 2018.

JNL/DFA U.S. Core Equity Fund - Class I
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class I
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class I
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I
JNL iShares Tactical Growth Fund - Class I (1)
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I (1)
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I

JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/First State Global Infrastructure Fund - Class I (1)
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I

4

JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Founding Strategy Fund - Class I
JNL/Franklin Templeton Global Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class I (1)
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Core Plus Bond Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Bond Index Fund - Class I
JNL/MC Consumer Discretionary Sector Fund - Class I
JNL/MC Emerging Markets Index Fund - Class I
JNL/MC Energy Sector Fund - Class I
JNL/MC Financial Sector Fund - Class I
JNL/MC Healthcare Sector Fund - Class I
JNL/MC Information Technology Sector Fund - Class I
JNL/MC International Index Fund - Class I
JNL/MC JNL 5 Fund - Class I
JNL/MC Nasdaq 100 Index Fund - Class I
JNL/MC S&P 400 MidCap Index Fund - Class I
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC Small Cap Index Fund - Class I
JNL/MC Telecommunications Sector Fund - Class I

JNL/MC Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class I
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (1)
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Long Short Credit Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Value Equity Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class I

5

JNL/T. Rowe Price Value Fund - Class I
JNL/The Boston Company Equity Income Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class I
JNL/Crescent High Income Fund - Class I
JNL/PPM America Total Return Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/MC DowSM Index Fund - Class I
JNL/MC MSCI KLD 400 Social Index Fund - Class I
JNL/MC MSCI World Index Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class I

JNL/Invesco Diversified Dividend Fund - Class I
JNL/MC Consumer Staples Sector Fund - Class I
JNL/MC Industrials Sector Fund - Class I
JNL/MC Materials Sector Fund - Class I
JNL/MC Real Estate Sector Fund - Class I
JNL/MC S&P 1500 Growth Index Fund - Class I
JNL/MC S&P 1500 Value Index Fund - Class I
JNL/PIMCO Income Fund - Class I
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class I (1)
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class I (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I (1)
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class I

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from August 13, 2018 (inception) to December 31, 2018.

JNL/American Funds Capital Income Builder Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A

JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Invesco China-India Fund - Class I
JNL/MC European 30 Fund - Class I
JNL MC Pacific Rim 30 Fund - Class I
JNL/MC 10 x 10 Fund - Class I
JNL/MC Index 5 Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I

6

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A
JNL/MC DowSM Index Fund - Class A

JNL/MC MSCI KLD 400 Social Index Fund - Class A
JNL/MC MSCI World Index Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/PIMCO Income Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Equity Income Fund - Class A

JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class A (1)
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class A (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A (1)
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class A

Statements of operations for the period from January 1, 2018 to August 13, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 13, 2018 (closure) and the statements of changes in net assets for the year ended December 31, 2017.

JNL/Invesco Mid Cap Value Fund - Class A
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A

JNL Real Assets Fund - Class A
JNL Interest Rate Opportunities Fund - Class A

Statement of operations and changes in net assets for the period from April 30, 2018 (inception) to August 13, 2018 (closure).

JNL/Invesco Mid Cap Value Fund - Class I

(1) See Note 1 to the financial statements for the former name of the Investment Division.

7

APPENDIX B

Report of Independent Registered Public Accounting Firm
To the Stockholder and Board of Directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements
We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2018 and 2017, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company's auditor since 1999.

Columbus, Ohio
March 20, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2018	2017
Investments:
Available for sale debt securities, at fair value (amortized cost: 2018 $1,145,276; 2017 $1,112,968)	$1,125,943	$1,135,688
Equity securities, at fair value	93	444
Policy loans	301	286
Total investments	1,126,337	1,136,418
Cash and cash equivalents	140,230	132,594
Accrued investment income	9,376	9,116
Deferred acquisition costs	71,338	54,835
Deferred sales inducements	2,646	2,258
Reinsurance recoverable, net	1,604,816	1,564,597
Income taxes receivable from Parent	959	6,784
Deferred income taxes, net	45,355	42,654
Separate account assets	11,072,895	11,673,333
Total assets	$14,073,952	$14,622,589

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$312,482	$198,200
Other contract holder funds	1,695,581	1,744,695
Payable to Parent	300,252	306,328
Deferred gain on reinsurance	194,342	218,728
Other liabilities	30,737	40,658
Separate account liabilities	11,072,895	11,673,333
Total liabilities	13,606,289	14,181,942

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	187,924
Accumulated other comprehensive income, net of
tax benefit of $8,714 in 2018 and $3,015 in 2017	(2,336)	17,614
Retained earnings	280,075	233,109
Total stockholder's equity	467,663	440,647
Total liabilities and stockholder's equity	$14,073,952	$14,622,589

See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Revenues
Fee income	$30,151	$27,145	$233,440
Premium	—	10	(116,928)
Net investment income	43,540	47,768	80,199
Net realized losses on investments:
Total other-than-temporary impairments	(12)	(151)	(2,440)
Portion of other-than-temporary impairments included in
other comprehensive income	(45)	126	142
Net other-than-temporary impairments	(57)	(25)	(2,298)
Other investment gains	42	27,058	13,214
Total net realized (losses) gains on investments	(15)	27,033	10,916
Commission and expense allowance on reinsurance ceded	143,896	129,015	278,398
Amortization (deferral) of gain on reinsurance	24,387	24,387	(242,833)
Total revenues	241,959	255,358	243,192
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	10,605	(1,561)	9,081
Interest credited on other contract holder funds, net of deferrals	17,809	19,438	40,743
Operating costs and other expenses, net of deferrals	156,313	141,351	72,685
Amortization of deferred acquisition and sales inducement costs	4,506	11,542	381,530
Total benefits and expenses	189,233	170,770	504,039
Pretax income (loss)	52,726	84,588	(260,847)
Income tax expense (benefit)	4,270	37,019	(112,630)
Net income (loss)	$48,456	$47,569	$(148,217)

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Net income (loss)	$48,456	$47,569	$(148,217)

Other comprehensive income (loss), net of tax:
Net unrealized (losses) gains on available for sale debt securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2018 $(5,379); 2017 $1,990; 2016 $(287))	(20,233)	5,278	(531)

Net unrealized gains (losses) on other-than-temporarily impaired available for sale debt securities (net of tax expense (benefit) of: 2018 $9; 2017 $(39); 2016 $(42))	33	(73)	(79)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2018 $329; 2017 $4,178; 2016 $1,435)	(1,240)	(7,758)	(2,665)
Total other comprehensive loss	(21,440)	(2,553)	(3,275)
Comprehensive income (loss)	$27,016	$45,016	$(151,492)

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2015	$2,000	$256,000	$23,442	$333,757	$615,199

Net loss	—	—	—	(148,217)	(148,217)
Change in unrealized investment gains
and losses, net of tax	—	—	(3,275)	—	(3,275)
Balances as of December 31, 2016	2,000	256,000	20,167	185,540	463,707

Net income	—	—	—	47,569	47,569
Return of capital	—	(68,076)	—	—	(68,076)
Change in unrealized investment gains
and losses, net of tax	—	—	(2,553)	—	(2,553)
Balances as of December 31, 2017	2,000	187,924	17,614	233,109	440,647

Net income	—	—	—	48,456	48,456
Change in unrealized investment gains
and losses, net of tax	—	—	(21,440)	—	(21,440)
Cumulative effects of changes in
accounting principles, net of tax	—	—	1,490	(1,490)	—
Balances as of December 31, 2018	$2,000	$187,924	$(2,336)	$280,075	$467,663

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities:
Net income (loss)	$48,456	$47,569	$(148,217)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Net realized losses (gains) on investments	15	(27,033)	(10,916)
Interest credited on deposit liabilities, gross	37,193	39,724	40,802
Amortization of discount and premium on investments	182	(148)	(1,390)
Deferred income tax expense (benefit)	2,999	44,928	(107,707)
Change in:
Accrued investment income	(260)	6,948	572
Deferred acquisition costs and sales inducements	(1,977)	4,750	312,843
Income taxes receivable from/payable to Parent	5,825	(2,898)	(1,463)
Claims payable	7,903	1,376	1,929
Payable to/receivable from Parent	(6,076)	(143,832)	562
Other assets and liabilities, net	31,749	(3,931)	4,602
Net cash provided by (used in) operating activities	126,009	(32,547)	91,617

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	147,995	225,628	465,187
Equity securities	—	115	650
Purchases of:
Debt securities	(180,500)	(193,838)	(540,398)
Equity securities	—	(29)	—
Other investing activities	(4,165)	(5,115)	1,461
Net cash (used in) provided by investing activities	(36,670)	26,761	(73,100)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,356,813	1,355,905	1,374,570
Withdrawals	(1,122,842)	(908,232)	(708,412)
Net transfers to separate accounts	(315,674)	(556,909)	(556,655)
Net cash (used in) provided by financing activities	(81,703)	(109,236)	109,503

Net increase (decrease) in cash and cash equivalents	7,636	(115,022)	128,020

Cash and cash equivalents, beginning of year	132,594	247,616	119,596
Total cash and cash equivalents, end of year	$140,230	$132,594	$247,616

Supplemental Cash Flow Information
Income tax received from Parent	$(4,554)	$(5,013)	$(3,461)

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2017 notes to the financial statements have been reclassified to conform to the 2018 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year

In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) is recorded.  Effective January 1, 2018, the Company adopted ASU No. 2018-02, which resulted in the reclassification of $1.5 million of stranded tax effects from AOCI to retained earnings within the Company’s financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Effective January 1, 2018, the Company adopted ASU No. 2016-18 with no impact on the Company’s financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow items in an entity’s statement of cash flows where it was determined there is diversity in practice. Effective January 1, 2018, the Company adopted ASU No. 2016-15 with no impact on the Company’s financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. Effective January 1, 2018, the Company adopted ASU No. 2016-01, which resulted in changes to the presentation of the Company’s financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which specifies the accounting treatment for all revenue arising from contracts with customers, and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This guidance excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance. The Company has determined that all revenue was from sources excluded from the scope of this standard. Effective January 1, 2018, the Company adopted ASU No. 2014-09 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted

In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 is effective for fiscal years beginning after December 15, 2019 and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The adoption of ASU No. 2018-15 is not expected to have a material impact on the Company’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt any removed or modified disclosures while delaying adoption of the new disclosures until the effective date. Certain amendments are required to be applied prospectively for only the most recent annual period presented, where

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

other amendments are to be applied retrospectively to all periods presented. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2020, with required retrospective application to January 1, 2019. Early adoption is permitted. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 will not have a material impact on the Company’s financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment is to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business, which is estimated to be 10 years.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017, through a transfer of $762.3 million in securities and the remainder in cash.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $9.1 million and $12.7 million as of December 31, 2018 and 2017, respectively.

Debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding the reinsurance agreement are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred acquisition costs increased (decreased) by $6.5 million and $(7.8) million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2018 and 2017. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2018 and 2017, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2018 and 2017, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2018 and 2017. As a result of the previously mentioned amended reinsurance agreement, deferred acquisition costs of $341.0 million were written off in 2016, as the business is no longer retained.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred sales inducements increased (decreased) by $0.3 million and $(0.3) million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2018 and 2017. As a result of the previously mentioned amended reinsurance agreement, deferred sales inducements of $0.7 million were written off in 2016, as the underlying business is no longer retained.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 20, 2019, which is the date the financial statements were available to be issued.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2018, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2018, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Debt Securities
Carrying Value
Investment Rating	December 31, 2018
AAA	16.1%
AA	8.0%
A	34.8%
BBB	37.6%
Investment grade	96.5%
BB	2.2%
B and below	1.3%
Below investment grade	3.5%
Total debt securities	100.0%

At December 31, 2018, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 85% were investment grade, 4% were below investment grade and 11% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 19% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2018, the industries accounting for the larger percentage of unrealized losses included banking (13% of corporate gross unrealized losses) and healthcare (11%). The largest unrealized loss related to a single corporate obligor was $561 thousand at December 31, 2018.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale debt securities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2018	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$36,206	$2	$2,497	$33,711	$—
Other government securities	2,598	—	242	2,356	—
Public utilities	83,714	502	2,182	82,034	—
Corporate securities	792,310	5,040	20,484	776,866	—
Residential mortgage-backed	27,314	1,513	72	28,755	(1,099)
Commercial mortgage-backed	118,663	674	1,699	117,638	—
Other asset-backed securities	84,471	718	606	84,583	—
Total debt securities	$1,145,276	$8,449	$27,782	$1,125,943	$(1,099)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$36,169	$11	$2,177	$34,003	$—
Other government securities	2,710	—	156	2,554	—
Public utilities	87,463	1,732	772	88,423	—
Corporate securities	743,833	21,740	2,118	763,455	—
Residential mortgage-backed	30,436	1,548	221	31,763	(1,269)
Commercial mortgage-backed	105,330	2,173	390	107,113	—
Other asset-backed securities	107,027	1,858	508	108,377	(691)
Total debt securities	$1,112,968	$29,062	$6,342	$1,135,688	$(1,960)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of debt securities at December 31, 2018, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$15,650	$176	$9	$15,817
Due after 1 year through 5 years	307,953	2,854	2,847	307,960
Due after 5 years through 10 years	576,784	1,758	22,086	556,456
Due after 10 years through 20 years	14,427	697	463	14,661
Due after 20 years	14	59	—	73
Residential mortgage-backed	27,314	1,513	72	28,755
Commercial mortgage-backed	118,663	674	1,699	117,638
Other asset-backed securities	84,471	718	606	84,583
Total	$1,145,276	$8,449	$27,782	$1,125,943

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Securities with a carrying value of $501 thousand and $509 thousand at December 31, 2018 and 2017, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost	Gains	Losses	Value
Prime	$8,638	$293	$—	$8,931
Alt-A	3,503	655	4	4,154
Subprime	5,636	313	54	5,895
Total non-agency RMBS	$17,777	$1,261	$58	$18,980

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$6,895	$365	$—	$7,260
Alt-A	4,791	738	—	5,529
Subprime	6,951	24	221	6,754
Total non-agency RMBS	$18,637	$1,127	$221	$19,543

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2018			December 31, 2017
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$—	$—	—	$—	$—	—
Other government securities	—	—	—	—	—	—
Public utilities	508	22,969	13	31	3,204	4
Corporate securities	13,647	442,839	346	819	75,802	68
Residential mortgage-backed	17	3,178	3	1	184	1
Commercial mortgage-backed	562	42,599	25	119	19,781	14
Other asset-backed securities	26	13,795	16	188	28,146	27
Total temporarily impaired
securities	$14,760	$525,380	403	$1,158	$127,117	114

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$2,497	$33,210	1	$2,177	$33,494	1
Other government securities	242	2,356	1	156	2,554	1
Public utilities	1,675	29,121	15	741	28,048	12
Corporate securities	6,836	110,764	92	1,299	50,142	37
Residential mortgage-backed	55	3,365	1	220	5,641	2
Commercial mortgage-backed	1,137	27,072	20	271	8,155	7
Other asset-backed securities	580	36,400	43	320	23,750	26
Total temporarily impaired
securities	$13,022	$242,288	173	$5,184	$151,784	86

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$2,497	$33,210	1	$2,177	$33,494	1
Other government securities	242	2,356	1	156	2,554	1
Public utilities	2,183	52,090	28	772	31,252	16
Corporate securities	20,483	553,603	438	2,118	125,944	105
Residential mortgage-backed	72	6,543	4	221	5,825	3
Commercial mortgage-backed	1,699	69,671	45	390	27,936	21
Other asset-backed securities	606	50,195	59	508	51,896	53
Total temporarily impaired
securities	$27,782	$767,668	576	$6,342	$278,901	200
Other-Than-Temporary Impairments on Available For Sale Debt Securities
The Company periodically reviews its available for sale debt securities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2018, and 2017, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2018 and 2017, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2018	2017	2016
Available-for-sale debt securities
Realized gains on sale	$1,584	$33,647	$19,726
Realized losses on sale	(1,543)	(6,623)	(6,529)
Impairments:
Total other-than-temporary impairments	(12)	(151)	(2,440)
Portion of other-than-temporary impairments
included in other comprehensive income	(45)	126	142
Net other-than-temporary impairments	(57)	(25)	(2,298)
Other	1	34	17
Net realized (losses) gains on investments	$(15)	$27,033	$10,916

The aggregate fair value of securities sold at a loss for the years ended December 31, 2018, 2017, and 2016 was $40.1 million, $205.8 million, and $55.7 million, respectively, which was approximately 97%, 97%, and 90% of book value, respectively.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2018	2017
Cumulative credit loss beginning balance	$3,692	$5,092
Additions:
New credit losses	11	—
Incremental credit losses	47	25
Reductions:
Securities sold, paid down or disposed of	(53)	(1,425)
Securities where there is intent to sell	(11)	—
Cumulative credit loss ending balance	$3,686	$3,692

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2018 and 2017, the estimated fair value of loaned securities was $1.0 million and $5.3 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2018 and 2017, cash collateral received in the amount of $1.0 million and $5.5 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

		December 31, 2018		December 31, 2017
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$1,125,943	$1,125,943	$1,135,688	$1,135,688
	Equity securities	93	93	444	444
	Policy loans	301	301	286	286
	Cash and cash equivalents	140,230	140,230	132,594	132,594
	Reinsurance recoverable, net (1)	1,254,114	1,813,609	1,187,349	2,077,502
	Separate account assets	11,072,895	11,072,895	11,673,333	11,673,333

Liabilities
	Annuity reserves (2)	$1,836,734	$2,431,071	$1,806,978	$2,783,139
	Securities lending payable	1,036	1,036	5,539	5,539
	Separate account liabilities	11,072,895	11,072,895	11,673,333	11,673,333

(1)
Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.

(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2018 and 2017, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$33,711	$33,711	$—	$—
Other government securities	2,356	—	2,356	—
Public utilities	82,034	—	82,034	—
Corporate securities	776,866	—	776,866	—
Residential mortgage-backed	28,755	—	28,755	—
Commercial mortgage-backed	117,638	—	117,638	—
Other asset-backed securities	84,583	—	84,583	—
Equity securities	93	—	93	—
Cash and cash equivalents	140,230	140,230	—	—
Reinsurance recoverable, net (1)	183,771	—	—	183,771
Separate account assets	11,072,895	—	11,072,895	—
Total	$12,522,932	$173,941	$12,165,220	$183,771

Liabilities
Embedded derivative liability	$189,585	$—	$—	$189,585

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$34,003	$34,003	$—	$—
Other government securities	2,554	—	2,554	—
Public utilities	88,423	—	88,423	—
Corporate securities	763,455	—	763,455	—
Residential mortgage-backed	31,763	—	31,763	—
Commercial mortgage-backed	107,113	—	107,113	—
Other asset-backed securities	108,377	—	108,377	—
Equity securities	444	—	444	—
Cash and cash equivalents	132,594	132,594	—	—
Reinsurance recoverable, net (1)	110,326	—	—	110,326
Separate account assets	11,673,333	—	11,673,333	—
Total	$13,052,385	$166,597	$12,775,462	$110,326

Liabilities
Embedded derivative liability	$109,052	$—	$—	$109,052

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2018
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$183,771	$183,771	$—

Liabilities
Embedded derivative liability	$189,585	$189,585	$—

	December 31, 2017
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$110,326	$110,326	$—

Liabilities
Embedded derivative liability	$109,052	$109,052	$—

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2018
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$183,771	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$189,585	Discounted cash flow	See below	See below	See below

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$110,326	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$109,052	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The tables below provide rollforwards for 2018 and 2017 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2018	Income	Income	Settlements	Level 3	2018
Assets
Reinsurance recoverable, net (1)	$110,326	$73,445	$—	$—	$—	$183,771

Liabilities
Embedded derivative liability	$(109,052)	$(80,533)	$—	$—	$—	$(189,585)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2017	Income	Income	Settlements	Level 3	2017
Assets
Reinsurance recoverable, net (1)	$136,412	$(26,086)	$—	$—	$—	$110,326

Liabilities
Embedded derivative liability	$(132,987)	$23,935	$—	$—	$—	$(109,052)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2018 or 2017. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2018 or 2017.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2018 and 2017, was as follows (in thousands):

	2018	2017
Assets
Reinsurance recoverable, net (1)	$73,445	$(26,086)

Liabilities
Embedded derivative liability	$(80,533)	$23,935

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

			December 31, 2018		December 31, 2017
		Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Policy loans	Level 3	$301	$301	$286	$286
	Reinsurance recoverable, net (1)	Level 3	1,070,343	1,629,838	1,077,023	1,967,176

Liabilities
	Annuity reserves (2)	Level 3	$1,647,149	$2,241,485	$1,697,926	$2,674,087
	Securities lending payable	Level 2	1,036	1,036	5,539	5,539
	Separate account liabilities (3)	Level 2	11,072,895	11,072,895	11,673,333	11,673,333

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2)	Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3)	The values of separate account liabilities are set equal to the values of separate account values.

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$54,835	$52,578	$359,229
Deferrals of acquisition costs	6,433	6,696	68,482
Amortization related to:
Operations	(4,272)	(7,276)	(35,422)
Net realized losses (gains)	1	(3,683)	(1,669)
DAC write off (1)	—	—	(340,964)
Total amortization	(4,271)	(10,959)	(378,055)
Unrealized investment losses	14,341	6,520	2,922
Balance, end of year	$71,338	$54,835	$52,578

(1)	See Note 2 for description of Variable Annuity reinsurance agreement amendment.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$2,258	$2,524	$5,486
Deferrals of sales inducements	50	96	205
Amortization related to:
Operations	(235)	(592)	(2,779)
Net realized losses	—	9	47
SIA write off (1)	—	—	(743)
Total amortization	(235)	(583)	(3,475)
Unrealized investment losses	573	221	308
Balance, end of year	$2,646	$2,258	$2,524

(1)	See Note 2 for description of Variable Annuity reinsurance agreement amendment.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Premiums ceded to Jackson in 2016 for guaranteed minimum withdrawal benefits prior to the amendment effective December 31, 2016 were $84.9 million.

Gross fees in 2018 and 2017 totaled $297.7 million and $267.3 million, with $267.6 million and $240.2 million ceded under the coinsurance agreement, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct premiums	$316	$334	$337
Less reinsurance ceded:
Life	(243)	(246)	(226)
Annuity	(73)	(78)	(117,039)
Net premiums	$—	$10	$(116,928)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $(76.2) million, $20.5 million, and $4.8 million in 2018, 2017, and 2016, respectively.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2018	2017
Reinsurance recoverable:
Ceded reserves	$1,323,026	$1,231,696
Ceded claims liability	35,297	27,941
Ceded claims paid	27,558	21,613
Ceded benefit payments/transfers	218,935	283,347
Total	$1,604,816	$1,564,597

Reinsurance recoverable from the Parent totaled $1,601.9 million and $1,561.6 million at December 31, 2018 and 2017, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2018	2017
Direct life insurance in-force	$204,282	$213,526
Amounts ceded to other companies	(155,243)	(162,629)
Net life insurance in-force	$49,039	$50,897

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2018	2017
Traditional life	$1,984	$2,067
Guaranteed benefits	260,049	153,587
Claims payable and Other	50,449	42,546
Total	$312,482	$198,200

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2018	2017
Interest-sensitive life	$5,792	$5,609
Variable annuity fixed option	1,206,751	1,211,677
Fixed annuity	483,038	527,409
Total	$1,695,581	$1,744,695

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2018, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.01% average guaranteed rate.

At both December 31, 2018 and 2017, approximately 95% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2018 and 2017, approximately 90% and 91%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2018
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$42.7	$608.7	$651.4
>1.0% - 2.0%	54.7	236.8	291.5
>2.0% - 3.0%	352.9	336.5	689.4
Total	$450.3	$1,182.0	$1,632.3

	December 31, 2017
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$41.0	$583.7	$624.7
>1.0% - 2.0%	71.3	295.9	367.2
>2.0% - 3.0%	380.0	310.9	690.9
Total	$492.3	$1,190.5	$1,682.8

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
			Net	Weighted	until
December 31, 2018	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$7,796.0	$272.9	65.5 years
GMWB - Premium only	0%	187.0	5.6
GMWB	0-5%*	17.6	1.2
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		1,742.0	192.7	66.3 years
GMWB - Highest anniversary only		184.3	23.7
GMWB		33.4	4.8
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	74.4	35.9		0.1 years
GMWB	0-8%*	7,951.6	1,433.4

					Average
					Period
			Net	Weighted	until
December 31, 2017	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$8,232.9	$57.1	65.1 years
GMWB - Premium only	0%	218.0	1.6
GMWB	0-5%*	20.3	0.6
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		1,906.4	24.6	65.8 years
GMWB - Highest anniversary only		212.4	3.7
GMWB		41.3	3.0
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	93.3	26.2		0.4 years
GMWB	0-8%*	8,417.5	363.6

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2018	2017
Equity	$6,751.8	$7,193.8
Bond	1,170.9	1,220.4
Balanced	1,588.0	1,678.1
Money market	48.8	48.1
Total	$9,559.5	$10,140.4

GMDB liabilities reflected in the general account were as follows (in millions):

	2018	2017
Balance at January 1	$35.6	$11.3
Incurred guaranteed benefits	22.5	27.7
Paid guaranteed benefits	(1.9)	(3.4)
Balance at December 31	$56.2	$35.6

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2018 and 2017 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 25% to 100% of the Annuity 2000 table (2017: 23% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments.)

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $189.6 million and $109.1 million at December 31, 2018 and 2017, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2018 and 2017, these GMWB reserves totaled $9.5 million and $5.8 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2018 and 2017, GMIB reserves totaled $4.2 million and $3.1 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

9.	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.   As a result of this reduction, the Company recognized additional tax expense of $0.5 million and $29.0 million in 2018 and 2017, respectively, due to the rescaling of deferred tax assets and liabilities. In 2017, the Company also recognized a tax benefit of $1.5 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.  As described in Note 2, in accordance with ASU No. 2018-02, this stranded tax benefit was reclassified from AOCI to retained earnings.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current tax expense (benefit)	$1,271	$(7,909)	$(4,923)
Deferred tax expense (benefit)	2,999	44,928	(107,707)
Income tax expense (benefit)	$4,270	$37,019	$(112,630)

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Income taxes at statutory rate	$11,072	$29,606	$(91,296)
Dividends received deduction	(8,578)	(22,318)	(21,360)
U.S. federal tax reform impact	524	28,990	—
Provision for uncertain tax benefit	3,288	1,996	—
Other	(2,036)	(1,255)	26
Income tax expense (benefit)	$4,270	$37,019	$(112,630)

Effective tax rate	8.1%	43.8%	43.2%

Federal income taxes received from Jackson in 2018, 2017, and 2016 were $4.6 million, $5.0 million and $3.5 million, respectively.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2018	2017
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$8,823	$8,222
Deferred gain on reinsurance	40,812	45,933
Net unrealized losses on available for sale securities	2,633	—
Other, net	2,654	2,656
Total gross deferred tax asset	54,922	56,811

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(5,308)	(6,250)
Net unrealized gains on available for sale securities	—	(3,066)
Other investment items	(4,259)	(4,841)
Total gross deferred tax liability	(9,567)	(14,157)

Net deferred tax asset	$45,355	$42,654

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2018, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2018 and 2017, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. As of December 31, 2018, the Company established a reserve related to the change in the calculation of its tax basis reserves of $3.2 million. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2018	2017
Unrecognized tax benefit, beginning of year	$1,996	$—
Additions for tax positions identified	3,288	1,996
Unrecognized tax benefit, end of year	$5,284	$1,996

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2018, 2017, or 2016.

Based on information available as of December 31, 2018, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2018 without prior approval is approximately $58.1 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $583.2 million and $557.1 million at December 31, 2018 and 2017, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $31.5 million, $69.8 million, and $23.6 million in 2018, 2017, and 2016, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $11.1 million and $3.9 million at December 31, 2018 and 2017, respectively, and statutory net income would be increased (decreased) by $6.6 million, $(0.2) million, and $(24.1) million, in 2018, 2017 and 2016, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law does not reference the Valuation Manual for purposes of defining minimum reserve standards. Thus, reserves for payout business issued in calendar year 2018 are not valued according to VM-22, but rather, are valued per New York regulations. If reserves were established according to NAIC SAP, statutory capital and surplus and net income would have increased by $0.5 million as of December 31, 2018.

The Company’s asset adequacy testing uses the cash flow testing methodology, which under New York’s prescribed assumptions develops negative surplus in certain years, resulting in New York Department of Financial Services (“NYDFS”) requiring the Company to establish additional reserves of $15.0 million at both December 31, 2018 and 2017. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased by $11.9 million at both December 31, 2018 and 2017.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2018, the Company’s TAC was more than 1,400% of the Company action level RBC.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.0 million, $1.0 million, and $1.5 million to PPM for investment advisory services during 2018, 2017, and 2016.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $31.6 million, $19.8 million, and $19.1 million in 2018, 2017, and 2016, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $2.6 million, $3.0 million, and $4.2 million in 2018, 2017, and 2016, respectively.

As a result of the amendment to the reinsurance agreement with Jackson, as discussed in Note 2, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016. The payable was settled on February 14, 2017, through a transfer of securities and cash.

In 2017, the Company recorded a return of capital of $68.8 million for U.S GAAP reporting purposes related to a forgiveness of an intercompany tax recoverable from its parent, Jackson. This transaction had no impact on the Company’s statutory financial statements.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expenses related to this plan were $0.3 million, $0.2 million, and $0.3 million in 2018, 2017, and 2016, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At both December 31, 2018 and 2017, Jackson’s liability for the Company’s portion of such plans totaled $5.5 million. There were no expenses related to these plans in 2018, 2017 or 2016.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2018	2017	2016
Balance, beginning of year	$17,614	$20,167	$23,442
OCI before reclassifications	(20,200)	5,205	(610)
Amounts reclassified from AOCI	(1,240)	(7,758)	(2,665)
Cumulative effects of changes in accounting principles	1,490	—	—
Balance, end of year	$(2,336)	$17,614	$20,167

38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2018	2017	2016
Net unrealized investment loss:
Net realized loss on investments	$(1,579)	$(11,922)	$(3,278)	Other net investment losses
Other-than-temporary impairments	10	(14)	(822)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(1,569)	(11,936)	(4,100)
Income tax benefit	329	4,178	1,435
Reclassifications, net of income taxes	$(1,240)	$(7,758)	$(2,665)

39

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the period ended December 31, 2018
Statements of Changes in Net Assets for the periods ended December 31, 2018, and 2017
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2018, and 2017
Consolidated Income Statements for the years ended December 31, 2018, 2017, and 2016
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2018, 2017, and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017, and 2016
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

b.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

c.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

d.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

e.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

f.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Roth IRA Endorsement, incorporated herein by reference to Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

f.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09) incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

g.	Specimen of the 2% Contract Enhancement Endorsement (7571NY), incorporated herein by reference to the Registrant’s Initial Registration, filed on July 22, 2011 (File Nos. 333-175720 and 811-08401).

h.	Specimen of DOMA Endorsement (7637NY), incorporated herein by reference to the Registrant’s Initial Registration, filed on July 22, 2011 (File Nos. 333-175720 and 811-08401).

i.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

j.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

k.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

l.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

m.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

n.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

o.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

p.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

q.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

r.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

s.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

t.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

u.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

v.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5) Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

w.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6) Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

x.
Specimen of the JNLNY Perspective Advisors II Fixed and Variable Annuity Contract (VA440NY 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24, filed on August 26, 2011 (File Nos. 333-118370 and 811-08401).

y.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

z.
Specimen of Freedom Flex GMWB with HAV Death Benefit Endorsement (7675ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

aa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7657ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

bb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7658ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

cc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

dd.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ee.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ff.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

gg.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

hh.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ii.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

jj.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

kk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ll.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

mm.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective Advisors II Fixed and Variable Annuity Application (NV440 12/11), incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2, filed on November 29, 2011 (File Nos. 333-175720 and 811-08401).

b.
Form of the Variable and Fixed Annuity Application (NV3573 12/11), incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2, filed on November 29, 2011 (File Nos. 333-175720 and 811-08401).

c.
Form of the Perspective Advisors II Fixed and Variable Annuity Application (NV440 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

d.
Form of the Variable and Fixed Annuity Application (NV3573 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

e.
Form of the Perspective Advisors II Fixed and Variable Annuity Application (NV440 09/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on August 27, 2012 (File Nos. 333-175720 and 811-08401).

f.
Form of the Variable and Fixed Annuity Application (NV3573 09/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on August 27, 2012 (File Nos. 333-175720 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Jackson National Life Insurance Company (“Reinsurer”), incorporated herein by reference to the Registrant’s Post-Effective Amendment No.8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

b.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No.8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle 2900 Westchester Ave. Purchase, NY 10577	Director

R. Kevin Clinton Michigan State University C337 Wells Hall 619 Red Cedar Road East Lansing, MI 48824	Director

Nancy F. Heller 2900 Westchester Ave. Purchase, NY 10577	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Financial Officer

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chief Distribution Officer & Director

Herbert G. May, III 75 Second Avenue Suite 605 Needham, MA 02494	Chief Administrative Officer & Director

Savvas (Steve) P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Controller & Treasurer

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Senior Vice President

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Risk Officer

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Marketing and Communications Officer

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Human Resources Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President & Director

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

David L. Bowers 300 Innovation Drive Franklin, TN 37067	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Charles F. Field, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Lisa I. Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Vice President, Group Chief Information Security Officer

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President & Director

Robert L. Hill 1 Corporate Way Lansing, MI 48951	Vice President

Julie A. Hughes 1 Corporate Way Lansing, MI 48951	Vice President

Matthew T. Irey 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Richard C. Liphardt 1 Corporate Way Lansing, MI 48951	Vice President

Wayne R. Longcore 1 Corporate Way Lansing, MI 48951	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Gary J. Rudnicki 1 Corporate Way Lansing, MI 48951	Vice President

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Vice President & Chief Audit Executive

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Michael D. Story 1 Corporate Way Lansing, MI 48951	Vice President

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Vice President & Director

Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 14, filed on April 23, 2019 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2019

Perspective Advisors II Contracts:

Qualified - 42
Non-Qualified - 42

Item 28. Indemnification

Provision is made in the Company’s By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Manager

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Christian Von Allmen 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary
(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 25th day of April, 2019.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 25, 2019
Michael I. Falcon, President

*	April 25, 2019
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	April 25, 2019
Michael A. Costello, Senior Vice President, Controller and Treasurer

*	April 25, 2019
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	April 25, 2019
Barrett M. Bonemer, Vice President and Director

*	April 25, 2019
Laura L. Hanson, Vice President and Director

*	April 25, 2019
Herbert G. May, III, Chief Administrative Officer and Director

*	April 25, 2019
Heather R. Strang, Vice President and Director

*	April 25, 2019
Patrick G. Boyle, Director

*	April 25, 2019
R. Kevin Clinton, Director

*	April 25, 2019
Nancy F. Heller, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael I. Falcon, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, and 333-228806), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 1st day of January, 2019.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, and Treasurer

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.